UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08918

HC Capital Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30

Date of reporting period: December 31, 2012

Item 1. Reports to Stockholders.

Semiannual Report

The Value Equity Portfolio
The Institutional Value Equity Portfolio
The Growth Equity Portfolio
The Institutional Growth Equity Portfolio
The Small Capitalization Equity Portfolio
The Institutional Small Capitalization Equity Portfolio
The Real Estate Securities Portfolio
The Commodity Returns Strategy Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
The Core Fixed Income Portfolio
The Fixed Income Opportunity Portfolio
The U.S. Government Fixed Income Securities Portfolio
The U.S. Corporate Fixed Income Securities Portfolio
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
The Short-Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond II Portfolio

December 31, 2012

December 31, 2012

We are pleased to present the December 31, 2012 Semiannual Report for the HC Capital Trust (the “Trust”).

The Trust is an open-end, series, management investment company. The Trust currently consists of nineteen separate investment portfolios (the “Portfolios”). Day-to-day portfolio management services are provided to each of the Trust’s Portfolios by one or more independent money management organizations (“Specialist Managers”). Each Specialist Manager is subject to the supervision of HC Capital Solutions which serves as the Trust’s primary investment adviser and to the general oversight of the Trust’s Board of Trustees.

The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Institutional Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Institutional Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Small Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The Institutional Small Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The Real Estate Securities Portfolio, seeks to provide a total return consisting of both capital appreciation and current income.

The Commodity Returns Strategy Portfolio, seeks capital appreciation by investing in a diversified portfolio of commodity-related instruments.

The International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Institutional International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Emerging Markets Portfolio, seeks total return by investing in a diversified portfolio of securities issued by companies domiciled, or doing a substantial portion of their business, in countries with a developing or emerging economy or securities market.

The Core Fixed Income Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income Opportunity Portfolio, seeks to achieve above-average total return by investing in high yield securities (commonly referred to as “junk bonds”).

The U.S. Government Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of U.S. Treasury and government related fixed income securities.

The U.S. Corporate Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.

The Short-Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax, consistent with preservation of capital, by investing primarily in securities issued by municipalities and related securities.

The Intermediate Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax by investing in securities issued by municipalities and related entities.

The Intermediate Term Municipal Bond II Portfolio, seeks current income exempt from Federal income tax by investing in securities issued by municipalities and related entities.

HC CAPITAL TRUST

Semiannual Report

December 31, 2012

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.12%
	Aerospace & Defense — 4.80%
24,473	Exelis, Inc.	$276
39,597	General Dynamics Corp.	2,743
164,394	Honeywell International, Inc.	10,434
12,100	L-3 Communications Holdings, Inc.	927
32,340	Lockheed Martin Corp.	2,985
31,788	Northrop Grumman Corp.	2,148
41,493	Raytheon Co.	2,388
68,800	The Boeing Co.	5,185
60,645	United Technologies Corp.	4,973
		32,059
	Agricultural Products — 0.45%
81,800	Archer-Daniels-Midland Co.	2,241
10,800	Bunge Ltd.	785
		3,026
	Air Freight & Logistics — 0.73%
66,200	United Parcel Service, Inc., Class – B	4,881
	Airlines — 0.38%
4,140	Copa Holdings SA, Class – A	412
178,000	Delta Air Lines, Inc. (a)	2,113
		2,525
	Apparel Retail — 0.48%
8,400	Guess?, Inc.	206
71,100	The TJX Cos., Inc.	3,018
		3,224
	Application Software — 0.36%
63,800	Adobe Systems, Inc. (a)	2,404
	Asset Management & Custody Banks — 1.82%
31,927	Ares Capital Corp.	559
28,002	BlackRock, Inc., Class – A	5,788
14,500	Eaton Vance Corp.	462
11,500	Federated Investors, Inc., Class – B	233
57,500	Invesco Ltd.	1,500
24,000	Janus Capital Group, Inc.	204
27,583	Northern Trust Corp.	1,384
35,000	State Street Corp.	1,645
10,900	Waddell & Reed Financial, Inc., Class – A	380
		12,155
	Auto Parts & Equipment — 1.42%
18,200	Gentex Corp.	342
203,504	Johnson Controls, Inc.	6,248
44,600	Lear Corp.	2,089
14,479	TRW Automotive Holdings Corp. (a)	776
		9,455
	Automobile Manufacturers — 0.57%
294,800	Ford Motor Co.	3,818
	Biotechnology — 0.35%
17,650	Gilead Sciences, Inc. (a)	1,296
24,200	Vertex Pharmaceuticals, Inc. (a)	1,015
		2,311

Shares	Security Description	Value (000)
	Brewers — 0.10%
15,912	Molson Coors Brewing Co., Class – B	$681
	Building Products — 0.11%
25,500	Fortune Brands Home & Security, Inc. (a)	745
	Cable & Satellite — 1.18%
25,700	Cablevision Systems Corp., Class – A	384
107,400	Comcast Corp., Class – A	4,015
26,200	DIRECTV (a)	1,314
22,423	Time Warner Cable, Inc.	2,179
		7,892
	Casinos & Gaming — 0.46%
263,400	MGM Resorts International (a)	3,066
	Commercial Printing — 0.03%
23,400	R.R. Donnelley & Sons Co.	211
	Commodity Chemicals — 0.01%
2,690	Kronos Worldwide, Inc.	52
	Communications Equipment — 2.18%
652,900	Cisco Systems, Inc.	12,829
35,000	Harris Corp.	1,714
		14,543
	Computer & Electronics Retail — 0.31%
34,800	Best Buy Co., Inc.	412
65,360	GameStop Corp., Class – A	1,640
		2,052
	Computer Hardware — 1.54%
187,500	Dell, Inc.	1,899
8,100	Diebold, Inc.	248
570,989	Hewlett-Packard Co.	8,137
		10,284
	Computer Storage & Peripherals — 0.22%
9,400	Lexmark International, Inc., Class – A	218
29,800	Western Digital Corp.	1,266
		1,484
	Construction & Farm Machinery & Heavy Trucks — 0.68%
41,750	Cummins, Inc.	4,524
	Consumer Electronics — 0.08%
13,900	Garmin Ltd.	567
	Consumer Finance — 1.58%
28,200	Ameriprise Financial, Inc.	1,766
72,750	Capital One Financial Corp.	4,215
90,500	Discover Financial Services	3,489
61,900	SLM Corp.	1,060
		10,530
	Data Processing & Outsourced Services — 1.06%
61,500	Automatic Data Processing, Inc.	3,506
16,200	Broadridge Financial Solutions, Inc.	371
19,800	Computer Sciences Corp.	793
31,300	Fidelity National Information Services, Inc.	1,089
42,000	Paychex, Inc.	1,308
		7,067

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Department Stores — 0.63%
31,283	Kohl's Corp.	$1,344
73,800	Macy's, Inc.	2,880
		4,224
	Distributors — 0.19%
19,500	Genuine Parts Co.	1,240
	Diversified Banks — 2.79%
92,800	CIT Group, Inc. (a)	3,586
63,100	U.S. Bancorp	2,015
381,736	Wells Fargo & Co.	13,048
		18,649
	Diversified Chemicals — 1.43%
94,618	E.I. du Pont de Nemours & Co.	4,255
24,600	Huntsman Corp.	391
151,279	The Dow Chemical Co.	4,889
		9,535
	Diversified Metals & Mining — 0.78%
4,200	Compass Minerals International, Inc.	314
121,100	Freeport-McMoRan Copper & Gold, Inc.	4,142
20,428	Southern Copper Corp.	773
		5,229
	Diversified Real Estate Investment Trusts — 0.07%
2,600	Liberty Property Trust	93
4,900	Vornado Realty Trust	392
		485
	Diversified Support Services — 0.10%
21,347	Iron Mountain, Inc.	663
	Drug Retail — 0.59%
106,378	Walgreen Co.	3,937
	Electric Utilities — 1.36%
12,681	American Electric Power, Inc.	541
18,789	Duke Energy Corp.	1,199
24,117	Edison International	1,090
4,657	Entergy Corp.	297
22,431	Exelon Corp.	667
10,943	FirstEnergy Corp.	457
4,000	Great Plains Energy, Inc.	81
2,300	Hawaiian Electric Industries, Inc.	58
10,860	NextEra Energy, Inc.	751
8,217	Northeast Utilities	321
102,800	NV Energy, Inc.	1,865
6,300	Pepco Holdings, Inc.	124
3,000	Pinnacle West Capital Corp.	153
15,300	PPL Corp.	438
22,760	The Southern Co.	974
3,300	Westar Energy, Inc.	94
		9,110
	Electrical Components & Equipment — 1.34%
43,525	Eaton Corp. PLC	2,359
95,100	Emerson Electric Co.	5,037

Shares	Security Description	Value (000)
	Electrical Components & Equipment — 1.34%
18,600	Rockwell Automation, Inc.	$1,562
		8,958
	Electronic Manufacturing Services — 0.07%
17,500	Molex, Inc.	478
	Environmental & Facilities Services — 0.50%
14,000	Covanta Holding Corp.	258
38,000	Republic Services, Inc., Class – A	1,114
58,376	Waste Management, Inc.	1,970
		3,342
	Fertilizers & Agricultural Chemicals — 0.66%
42,187	Monsanto Co.	3,993
2,700	The Mosaic Co.	153
5,300	The Scotts Miracle-Gro Co.	233
		4,379
	Food Distributors — 0.35%
73,400	Sysco Corp.	2,324
	Food Retail — 1.02%
29,100	Safeway, Inc.	527
242,400	The Kroger Co.	6,307
		6,834
	Gas Utilities — 0.11%
3,200	AGL Resources, Inc.	128
2,700	Atmos Energy Corp.	95
1,800	National Fuel Gas Co.	91
5,500	ONEOK, Inc.	235
4,300	Questar Corp.	85
3,200	UGI Corp.	105
		739
	Gold — 0.84%
78,850	Barrick Gold Corp.	2,760
61,403	Newmont Mining Corp.	2,852
		5,612
	Health Care Distributors — 0.63%
43,100	Cardinal Health, Inc.	1,775
24,900	McKesson Corp.	2,414
		4,189
	Health Care Equipment — 1.88%
117,050	Baxter International, Inc.	7,803
51,602	Covidien PLC	2,979
43,900	Medtronic, Inc.	1,801
		12,583
	Home Furnishings — 0.07%
17,400	Leggett & Platt, Inc.	474
	Home Improvement Retail — 0.14%
27,100	Lowe's Cos., Inc.	963
	Homebuilding — 0.26%
96,600	PulteGroup, Inc. (a)	1,754
	Hotels, Resorts & Cruise Lines — 0.29%
51,857	Carnival Corp.	1,907

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Household Products — 1.50%
49,134	Kimberly-Clark Corp.	$4,148
16,300	The Clorox Co.	1,194
68,617	The Procter & Gamble Co.	4,658
		10,000
	Housewares & Specialties — 0.07%
7,100	Tupperware Brands Corp.	455
	Industrial Conglomerates — 2.06%
51,429	3M Co.	4,775
427,160	General Electric Co.	8,966
		13,741
	Industrial Gases — 0.33%
26,600	Air Products & Chemicals, Inc.	2,235
	Industrial Machinery — 1.55%
6,200	Crane Co.	287
11,300	Flowserve Corp.	1,659
10,400	Harsco Corp.	244
53,837	Illinois Tool Works, Inc.	3,274
55,950	Stanley Black & Decker, Inc.	4,138
15,800	The Timken Co.	756
		10,358
	Industrial Real Estate Investment Trust — 0.07%
12,285	Prologis, Inc.	448
	Insurance Brokers — 0.43%
14,900	Arthur J. Gallagher & Co.	516
69,100	Marsh & McLennan Cos., Inc.	2,382
		2,898
	Integrated Oil & Gas — 5.94%
127,900	BP PLC – Sponsored ADR	5,326
40,823	Chevron Corp.	4,415
83,136	ConocoPhillips	4,821
187,534	Exxon Mobil Corp.	16,231
85,200	Marathon Oil Corp.	2,612
81,375	Occidental Petroleum Corp.	6,234
		39,639
	Integrated Telecommunication Services — 2.55%
162,977	AT&T, Inc.	5,494
66,229	BCE, Inc.	2,844
77,822	CenturyLink, Inc.	3,044
124,700	Frontier Communications Corp.	534
104,613	Verizon Communications, Inc.	4,526
73,900	Windstream Corp.	612
		17,054
	Investment Banking & Brokerage — 0.07%
14,800	Lazard Ltd., Class – A	442
	IT Consulting & Other Services — 0.07%
3,200	Booz Allen Hamilton Holding Corp.	44
36,100	SAIC, Inc.	409
		453
	Leisure Products — 0.31%
14,600	Hasbro, Inc.	524

Shares	Security Description	Value (000)
	Leisure Products (continued)
43,100	Mattel, Inc.	$1,578
		2,102
	Life & Health Insurance — 1.48%
59,216	Aflac, Inc.	3,146
35,557	MetLife, Inc.	1,171
38,300	Principal Financial Group, Inc.	1,092
10,400	Protective Life Corp.	297
59,900	Prudential Financial, Inc.	3,194
5,800	StanCorp Financial Group, Inc.	213
36,500	Unum Group	760
		9,873
	Managed Health Care — 1.22%
25,805	Health Net, Inc. (a)	627
52,500	UnitedHealth Group, Inc.	2,848
76,300	WellPoint, Inc.	4,648
		8,123
	Marine — 0.02%
4,869	Matson, Inc.	120
	Metal & Glass Containers — 0.26%
4,200	Greif, Inc., Class – A	187
73,387	Owens-Illinois, Inc. (a)	1,561
		1,748
	Mortgage Real Estate Investment Trusts — 0.12%
9,100	American Capital Agency Corp.	263
25,800	Annaly Capital Management, Inc.	362
23,600	Chimera Investment Corp.	62
2,400	Hatteras Financial Corp.	60
8,800	MFA Financial, Inc.	71
		818
	Movies & Entertainment — 2.18%
14,500	Cinemark Holdings, Inc.	377
10,000	Regal Entertainment Group, Class – A	139
141,140	Time Warner, Inc.	6,751
137,941	Viacom, Inc., Class – B	7,275
		14,542
	Multi-line Insurance — 0.03%
6,252	Kemper Corp.	184
	Multi-Utilities — 0.74%
3,100	Alliant Energy Corp.	136
6,200	Ameren Corp.	190
11,000	CenterPoint Energy, Inc.	212
6,900	CMS Energy Corp.	168
7,700	Consolidated Edison, Inc.	428
15,042	Dominion Resources, Inc.	779
4,448	DTE Energy Co.	267
2,200	Integrys Energy Group, Inc.	115
5,200	MDU Resources Group, Inc.	110
7,561	NiSource, Inc.	188
2,600	OGE Energy Corp.	146
11,142	PG&E Corp.	448
13,302	Public Service Enterprise Group, Inc.	407

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multi-Utilities (continued)
3,100	SCANA Corp.	$142
6,300	Sempra Energy	447
6,200	TECO Energy, Inc.	104
2,500	Vectren Corp.	74
6,000	Wisconsin Energy Corp.	221
12,500	Xcel Energy, Inc.	334
		4,916
	Office Real Estate Investment Trusts — 0.15%
1,800	Alexandria Real Estate Equities, Inc.	125
3,800	BioMed Realty Trust, Inc.	73
4,300	Brandywine Realty Trust	52
1,800	CommonWealth REIT	29
1,600	Corporate Office Properties Trust	40
3,300	Digital Realty Trust, Inc.	224
4,100	Douglas Emmett, Inc.	96
7,200	Duke Realty Corp.	100
2,200	Kilroy Realty Corp.	104
2,100	Mack-Cali Realty Corp.	55
5,100	Piedmont Office Realty Trust, Inc., Class – A	92
		990
	Office Services & Supplies — 0.10%
12,900	Avery Dennison Corp.	450
21,700	Pitney Bowes, Inc.	231
		681
	Oil & Gas Drilling — 0.49%
20,700	Diamond Offshore Drilling, Inc.	1,407
33,100	Helmerich & Payne, Inc.	1,854
		3,261
	Oil & Gas Equipment & Services — 0.69%
85,750	Halliburton Co.	2,975
22,650	National Oilwell Varco, Inc.	1,548
7,900	RPC, Inc.	97
		4,620
	Oil & Gas Exploration & Production — 0.80%
95,000	Encana Corp.	1,877
19,400	Royal Dutch Shell PLC – Sponsored ADR	1,338
64,350	Southwestern Energy Co. (a)	2,150
		5,365
	Oil & Gas Refining & Marketing — 0.40%
42,405	Marathon Petroleum Corp.	2,672
	Oil & Gas Storage & Transportation — 1.10%
5,634	Golar LNG Ltd.	207
61,527	Kinder Morgan, Inc.	2,174
81,600	Spectra Energy Corp.	2,234
4,995	Teekay Shipping Corp.	161
77,621	The Williams Cos., Inc.	2,541
		7,317
	Other Diversified Financial Services — 3.91%
279,700	Bank of America Corp.	3,245

Shares	Security Description	Value (000)
	Other Diversified Financial Services (continued)
290,150	Citigroup, Inc.	$11,478
259,088	JPMorgan Chase & Co.	11,392
		26,115
	Packaged Foods & Meats — 2.55%
21,900	Campbell Soup Co.	764
52,200	ConAgra Foods, Inc.	1,540
14,100	Flowers Foods, Inc.	328
80,936	General Mills, Inc.	3,271
40,300	H.J. Heinz Co.	2,325
30,279	Kellogg Co.	1,691
38,432	Kraft Foods Group, Inc.	1,747
115,057	Mondelez International, Inc., Class – A	2,930
124,800	Tyson Foods, Inc., Class – A	2,421
		17,017
	Paper Packaging — 0.26%
12,900	Bemis Co., Inc.	432
12,100	Packaging Corp. of America	465
25,200	Sealed Air Corp.	441
13,000	Sonoco Products Co.	387
		1,725
	Paper Products — 0.44%
55,900	International Paper Co.	2,227
21,700	MeadWestvaco Corp.	692
		2,919
	Personal Products — 0.19%
54,200	Avon Products, Inc.	778
14,800	Herbalife Ltd.	488
		1,266
	Pharmaceuticals — 8.58%
68,437	Abbott Laboratories	4,483
127,800	AstraZeneca PLC – Sponsored ADR	6,041
140,047	Bristol-Myers Squibb Co.	4,564
100,641	Eli Lilly & Co.	4,964
142,656	Johnson & Johnson	10,000
105,849	Merck & Co., Inc.	4,333
61,400	Novartis AG – Sponsored ADR	3,887
759,937	Pfizer, Inc.	19,059
		57,331
	Property & Casualty Insurance — 2.13%
80,410	ACE Ltd.	6,417
22,500	Assured Guaranty Ltd.	320
13,800	AXIS Capital Holdings Ltd.	478
18,300	Cincinnati Financial Corp.	716
5,300	Endurance Specialty Holdings Ltd.	210
79,700	Fidelity National Financial, Inc., Class – A	1,877
5,700	Hanover Insurance Group, Inc.	221
3,400	Mercury General Corp.	135
32,300	Old Republic International Corp.	344
48,438	The Travelers Cos., Inc.	3,479
		14,197

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Publishing — 0.83%
95,192	Gannett Co., Inc.	$1,714
40,800	The McGraw-Hill Cos., Inc.	2,231
600	The Washington Post Co., Class – B	219
46,985	Thomson Reuters Corp.	1,365
		5,529
	Railroads — 0.77%
131,000	CSX Corp.	2,585
41,446	Norfolk Southern Corp.	2,563
		5,148
	Regional Banks — 1.89%
5,700	Bank of Hawaii Corp.	251
147,660	BB&T Corp.	4,298
6,700	Cullen/Frost Bankers, Inc.	364
116,400	Fifth Third Bancorp	1,768
24,500	Fulton Financial Corp.	235
16,000	M&T Bank Corp.	1,576
67,260	PNC Financial Services Group, Inc.	3,922
24,425	Valley National Bancorp	227
		12,641
	Reinsurance — 0.49%
26,400	PartnerRe Ltd.	2,125
33,800	Validus Holdings Ltd.	1,169
		3,294
	Residential Real Estate Investment Trusts — 0.20%
2,500	American Campus Communities, Inc.	115
3,900	Apartment Investment & Management Co., Class – A	106
2,500	AvalonBay Communities, Inc.	339
2,100	BRE Properties, Inc.	107
2,300	Camden Property Trust	157
1,000	Equity Lifestyle Properties, Inc.	67
900	Essex Property Trust, Inc.	132
1,200	Home Properties, Inc.	74
1,000	Mid-America Apartment Communities, Inc.	65
7,000	UDR, Inc.	166
		1,328
	Restaurants — 1.13%
16,200	Darden Restaurants, Inc.	730
77,650	McDonald's Corp.	6,850
		7,580
	Retail Real Estate Investment Trusts — 0.39%
3,700	CBL & Associates Properties, Inc.	78
6,483	DDR Corp.	102
1,700	Federal Realty Investment Trust	177
10,900	Kimco Realty Corp.	211
2,700	National Retail Properties, Inc.	84
3,600	Realty Income Corp.	145
2,600	Regency Centers Corp.	122
2,400	Retail Properties of America, Inc., Class – A	29

Shares	Security Description	Value (000)
	Retail Real Estate Investment Trusts (continued)
8,129	Simon Property Group, Inc.	$1,285
2,300	Tanger Factory Outlet Centers, Inc.	79
3,400	The Macerich Co.	198
3,600	Weingarten Realty Investors	96
		2,606
	Security & Alarm Services — 0.07%
12,500	Corrections Corp. of America	443
	Semiconductor Equipment — 0.94%
461,022	Applied Materials, Inc.	5,274
20,900	KLA-Tencor Corp.	998
		6,272
	Semiconductors — 3.46%
38,100	Analog Devices, Inc.	1,603
20,800	Cypress Semiconductor Corp.	225
211,180	Intel Corp.	4,357
29,300	Linear Technology Corp.	1,005
59,700	Marvell Technology Group Ltd.	433
37,300	Maxim Integrated Products, Inc.	1,097
24,600	Microchip Technology, Inc.	802
349,400	Micron Technology, Inc. (a)	2,219
329,160	Texas Instruments, Inc.	10,184
33,300	Xilinx, Inc.	1,195
		23,120
	Soft Drinks — 1.72%
26,800	Dr. Pepper Snapple Group, Inc.	1,184
67,680	PepsiCo, Inc.	4,631
155,544	The Coca-Cola Co.	5,639
		11,454
	Specialized Consumer Services — 0.10%
34,300	H&R Block, Inc.	637
	Specialized Finance — 0.48%
42,095	CME Group, Inc.	2,135
4,900	Interactive Brokers Group, Inc., Class – A	67
32,100	NYSE Euronext	1,012
		3,214
	Specialized Real Estate Investment Trusts — 0.37%
11,200	HCP, Inc.	506
6,100	Health Care REIT, Inc.	374
3,000	Hospitality Properties Trust	70
4,400	Plum Creek Timber Co., Inc.	195
3,843	Public Storage	557
3,400	Rayonier, Inc.	176
4,800	Senior Housing Properties Trust	114
7,714	Ventas, Inc.	499
		2,491
	Specialty Chemicals — 0.93%
92,362	LyondellBasell Industries NV, Class – A	5,273
9,000	Rockwood Holdings, Inc.	445
16,500	RPM, Inc.	485
		6,203

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Stores — 0.15%
89,500	Staples, Inc.	$1,020
	Steel — 0.46%
18,500	Cliffs Natural Resources, Inc.	713
14,772	Commercial Metals Co.	220
41,000	Nucor Corp.	1,770
28,751	Steel Dynamics, Inc.	395
		3,098
	Systems Software — 1.04%
44,700	CA, Inc.	982
222,510	Microsoft Corp.	5,948
		6,930
	Thrifts & Mortgage Finance — 0.37%
4,185	BankUnited, Inc.	102
20,600	Capitol Federal Financial, Inc.	241
45,200	First Niagara Financial Group, Inc.	358
66,000	Hudson City Bancorp, Inc.	537
55,100	New York Community Bancorp, Inc.	722
44,300	People's United Financial, Inc.	536
		2,496
	Tobacco — 2.68%
226,601	Altria Group, Inc.	7,120
39,500	Lorillard, Inc.	4,608
52,996	Philip Morris International, Inc.	4,433
41,451	Reynolds American, Inc.	1,717
		17,878
	Trading Companies & Distributors — 0.04%
6,100	GATX Corp.	264
	Trucking — 0.05%
6,600	Ryder System, Inc.	330

Shares or Principal Amount (000)	Security Description	Value (000)
	Water Utilities — 0.04%
4,700	American Water Works Co., Inc.	$175
3,700	Aqua America, Inc.	94
		269
	Wireless Telecommunication Services — 0.73%
192,730	Vodafone Group PLC – Sponsored ADR	4,855
	Total Common Stocks	661,889
	Time Deposit — 0.57%
$3,830	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/2/13	3,830
	Total Time Deposit	3,830
	Mutual Fund — 0.20%
1,358,298	Alliance Money Market Fund Prime Portfolio, 0.11% (b)	1,358
	Total Mutual Fund	1,358
	Total Investments (cost $602,028) — 99.89%	667,077
	Other assets in excess of liabilities — 0.11%	726
	Net Assets — 100.00%	$667,803
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on December 31, 2012. ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the Notes to Financial Statements.

The Value Equity Portfolio	Alliance Bernstein L.P.	Institutional Capital, LLC	SSgA Funds Management, Inc.	Total
Common Stocks	21.43%	20.77%	56.92%	99.12%
Time Deposit	0.41%	0.16%	—	0.57%
Mutual Fund	—	—	0.20%	0.20%
Other Assets (Liabilities)	0.12%	0.03%	-0.04%	0.11%
Total Net Assets	21.96%	20.96%	57.08%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.81%
	Aerospace & Defense — 4.89%
38,185	Exelis, Inc.	$430
62,851	General Dynamics Corp.	4,354
252,091	Honeywell International, Inc.	16,000
19,200	L-3 Communications Holdings, Inc.	1,471
51,314	Lockheed Martin Corp.	4,736
50,431	Northrop Grumman Corp.	3,408
65,820	Raytheon Co.	3,789
108,900	The Boeing Co.	8,207
96,177	United Technologies Corp.	7,887
		50,282
	Agricultural Products — 0.46%
129,800	Archer-Daniels-Midland Co.	3,555
16,700	Bunge Ltd.	1,214
		4,769
	Air Freight & Logistics — 0.75%
105,100	United Parcel Service, Inc., Class – B	7,749
	Airlines — 0.37%
6,606	Copa Holdings SA, Class – A	657
265,600	Delta Air Lines, Inc. (a)	3,153
		3,810
	Apparel Retail — 0.47%
13,300	Guess?, Inc.	326
106,100	The TJX Cos., Inc.	4,504
		4,830
	Application Software — 0.34%
93,700	Adobe Systems, Inc. (a)	3,531
	Asset Management & Custody Banks — 1.81%
50,707	Ares Capital Corp.	887
43,269	BlackRock, Inc., Class – A	8,944
23,100	Eaton Vance Corp.	736
18,600	Federated Investors, Inc., Class – B	376
91,100	Invesco Ltd.	2,377
39,600	Janus Capital Group, Inc.	338
43,651	Northern Trust Corp.	2,190
45,700	State Street Corp.	2,148
17,700	Waddell & Reed Financial, Inc., Class – A	616
		18,612
	Auto Parts & Equipment — 1.39%
28,900	Gentex Corp.	544
311,039	Johnson Controls, Inc.	9,549
64,800	Lear Corp.	3,035
21,445	TRW Automotive Holdings Corp. (a)	1,150
		14,278
	Automobile Manufacturers — 0.55%
438,050	Ford Motor Co.	5,673
	Biotechnology — 0.34%
26,200	Gilead Sciences, Inc. (a)	1,924
36,500	Vertex Pharmaceuticals, Inc. (a)	1,531
		3,455

Shares	Security Description	Value (000)
	Brewers — 0.11%
25,279	Molson Coors Brewing Co., Class – B	$1,082
	Building Products — 0.12%
40,473	Fortune Brands Home & Security, Inc. (a)	1,183
	Cable & Satellite — 1.12%
40,800	Cablevision Systems Corp., Class – A	610
145,700	Comcast Corp., Class – A	5,446
40,200	DIRECTV (a)	2,016
34,900	Time Warner Cable, Inc.	3,392
		11,464
	Casinos & Gaming — 0.47%
418,800	MGM Resorts International (a)	4,875
	Commercial Printing — 0.03%
37,100	R.R. Donnelley & Sons Co.	334
	Commodity Chemicals — 0.01%
4,306	Kronos Worldwide, Inc.	84
	Communications Equipment — 2.15%
987,300	Cisco Systems, Inc.	19,401
54,600	Harris Corp.	2,673
		22,074
	Computer & Electronics Retail — 0.32%
55,200	Best Buy Co., Inc.	654
106,400	GameStop Corp., Class – A	2,670
		3,324
	Computer Hardware — 1.58%
297,400	Dell, Inc.	3,012
12,900	Diebold, Inc.	395
897,953	Hewlett-Packard Co.	12,796
		16,203
	Computer Storage & Peripherals — 0.23%
14,900	Lexmark International, Inc., Class – A	345
47,300	Western Digital Corp.	2,010
		2,355
	Construction & Farm Machinery & Heavy Trucks — 0.66%
62,250	Cummins, Inc.	6,745
	Consumer Electronics — 0.09%
22,000	Garmin Ltd.	898
	Consumer Finance — 1.59%
44,500	Ameriprise Financial, Inc.	2,787
107,900	Capital One Financial Corp.	6,251
146,500	Discover Financial Services	5,647
98,300	SLM Corp.	1,684
		16,369
	Data Processing & Outsourced Services — 1.09%
97,600	Automatic Data Processing, Inc.	5,564
25,700	Broadridge Financial Solutions, Inc.	588
31,400	Computer Sciences Corp.	1,258
50,400	Fidelity National Information Services, Inc.	1,754
66,500	Paychex, Inc.	2,071
		11,235

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Department Stores — 0.64%
49,565	Kohl's Corp.	$2,131
114,000	Macy's, Inc.	4,448
		6,579
	Distributors — 0.19%
31,300	Genuine Parts Co.	1,990
	Diversified Banks — 2.80%
140,300	CIT Group, Inc. (a)	5,421
94,300	U.S. Bancorp	3,012
595,643	Wells Fargo & Co.	20,359
		28,792
	Diversified Chemicals — 1.47%
149,719	E.I. du Pont de Nemours & Co.	6,733
39,700	Huntsman Corp.	631
240,790	The Dow Chemical Co.	7,782
		15,146
	Diversified Metals & Mining — 0.81%
6,600	Compass Minerals International, Inc.	493
192,200	Freeport-McMoRan Copper & Gold, Inc.	6,573
32,521	Southern Copper Corp.	1,232
		8,298
	Diversified Real Estate Investment Trusts — 0.08%
4,700	Liberty Property Trust	168
8,000	Vornado Realty Trust	641
		809
	Diversified Support Services — 0.10%
33,931	Iron Mountain, Inc.	1,054
	Drug Retail — 0.61%
169,550	Walgreen Co.	6,275
	Electric Utilities — 1.37%
20,567	American Electric Power, Inc.	878
29,774	Duke Energy Corp.	1,899
35,268	Edison International	1,594
7,382	Entergy Corp.	471
35,644	Exelon Corp.	1,060
17,471	FirstEnergy Corp.	729
6,200	Great Plains Energy, Inc.	126
4,400	Hawaiian Electric Industries, Inc.	111
17,315	NextEra Energy, Inc.	1,198
12,823	Northeast Utilities	501
149,100	NV Energy, Inc.	2,705
10,100	Pepco Holdings, Inc.	198
4,400	Pinnacle West Capital Corp.	224
24,700	PPL Corp.	707
36,149	The Southern Co.	1,547
5,300	Westar Energy, Inc.	152
		14,100
	Electrical Components & Equipment — 1.38%
69,058	Eaton Corp. PLC	3,743
150,900	Emerson Electric Co.	7,991

Shares	Security Description	Value (000)
	Electrical Components & Equipment (continued)
29,300	Rockwell Automation, Inc.	$2,461
		14,195
	Electronic Manufacturing Services — 0.07%
27,800	Molex, Inc.	760
	Environmental & Facilities Services — 0.52%
22,000	Covanta Holding Corp.	405
61,200	Republic Services, Inc., Class – A	1,795
92,569	Waste Management, Inc.	3,123
		5,323
	Fertilizers & Agricultural Chemicals — 0.64%
62,557	Monsanto Co.	5,921
4,000	The Mosaic Co.	226
8,800	The Scotts Miracle-Gro Co.	388
		6,535
	Food Distributors — 0.36%
116,400	Sysco Corp.	3,685
	Food Retail — 1.00%
46,200	Safeway, Inc.	836
363,000	The Kroger Co.	9,445
		10,281
	Gas Utilities — 0.11%
4,800	AGL Resources, Inc.	192
4,100	Atmos Energy Corp.	144
2,861	National Fuel Gas Co.	145
8,700	ONEOK, Inc.	372
8,000	Questar Corp.	158
4,367	UGI Corp.	143
		1,154
	Gold — 0.84%
116,950	Barrick Gold Corp.	4,095
97,466	Newmont Mining Corp.	4,526
		8,621
	Health Care Distributors — 0.62%
68,400	Cardinal Health, Inc.	2,817
37,150	McKesson Corp.	3,602
		6,419
	Health Care Equipment — 1.86%
180,550	Baxter International, Inc.	12,036
76,834	Covidien PLC	4,436
65,700	Medtronic, Inc.	2,695
		19,167
	Home Furnishings — 0.07%
27,700	Leggett & Platt, Inc.	754
	Home Improvement Retail — 0.14%
40,200	Lowe's Cos., Inc.	1,428
	Homebuilding — 0.27%
152,200	PulteGroup, Inc. (a)	2,764
	Hotels, Resorts & Cruise Lines — 0.29%
82,198	Carnival Corp.	3,022

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Household Products — 1.54%
77,794	Kimberly-Clark Corp.	$6,568
26,200	The Clorox Co.	1,918
108,555	The Procter & Gamble Co.	7,370
		15,856
	Housewares & Specialties — 0.07%
11,200	Tupperware Brands Corp.	718
	Industrial Conglomerates — 2.09%
81,369	3M Co.	7,555
662,718	General Electric Co.	13,911
		21,466
	Industrial Gases — 0.34%
42,200	Air Products & Chemicals, Inc.	3,546
	Industrial Machinery — 1.55%
9,900	Crane Co.	458
16,900	Flowserve Corp.	2,481
16,600	Harsco Corp.	390
85,543	Illinois Tool Works, Inc.	5,202
85,050	Stanley Black & Decker, Inc.	6,291
23,700	The Timken Co.	1,134
		15,956
	Industrial Real Estate Investment Trust — 0.07%
19,902	Prologis, Inc.	726
	Insurance Brokers — 0.45%
23,600	Arthur J. Gallagher & Co.	818
109,600	Marsh & McLennan Cos., Inc.	3,778
		4,596
	Integrated Oil & Gas — 5.91%
191,100	BP PLC – Sponsored ADR	7,957
64,830	Chevron Corp.	7,011
131,880	ConocoPhillips	7,648
283,981	Exxon Mobil Corp.	24,578
125,400	Marathon Oil Corp.	3,845
126,685	Occidental Petroleum Corp.	9,705
		60,744
	Integrated Telecommunication Services — 2.59%
254,292	AT&T, Inc.	8,572
98,595	BCE, Inc.	4,234
123,501	CenturyLink, Inc.	4,831
197,900	Frontier Communications Corp.	847
165,533	Verizon Communications, Inc.	7,163
117,300	Windstream Corp.	971
		26,618
	Investment Banking & Brokerage — 0.07%
23,476	Lazard Ltd., Class – A	700
	IT Consulting & Other Services — 0.07%
5,100	Booz Allen Hamilton Holding Corp.	71
57,200	SAIC, Inc.	647
		718
	Leisure Products — 0.32%
23,100	Hasbro, Inc.	829

Shares	Security Description	Value (000)
	Leisure Products (continued)
68,300	Mattel, Inc.	$2,501
		3,330
	Life & Health Insurance — 1.52%
94,031	Aflac, Inc.	4,995
53,014	MetLife, Inc.	1,746
61,700	Principal Financial Group, Inc.	1,760
16,500	Protective Life Corp.	472
95,100	Prudential Financial, Inc.	5,072
9,300	StanCorp Financial Group, Inc.	341
57,900	Unum Group	1,205
		15,591
	Managed Health Care — 1.23%
41,211	Health Net, Inc. (a)	1,001
78,200	UnitedHealth Group, Inc.	4,242
122,200	WellPoint, Inc.	7,444
		12,687
	Marine — 0.02%
7,781	Matson, Inc.	192
	Metal & Glass Containers — 0.26%
6,700	Greif, Inc., Class – A	298
109,389	Owens-Illinois, Inc. (a)	2,327
		2,625
	Mortgage Real Estate Investment Trusts — 0.13%
14,400	American Capital Agency Corp.	417
41,000	Annaly Capital Management, Inc.	576
38,086	Chimera Investment Corp.	99
3,800	Hatteras Financial Corp.	94
13,900	MFA Financial, Inc.	113
		1,299
	Movies & Entertainment — 2.13%
23,100	Cinemark Holdings, Inc.	600
15,900	Regal Entertainment Group, Class – A	222
209,341	Time Warner, Inc.	10,013
209,969	Viacom, Inc., Class – B	11,073
		21,908
	Multi-line Insurance — 0.03%
10,257	Kemper Corp.	303
	Multi-Utilities — 0.76%
4,500	Alliant Energy Corp.	198
9,900	Ameren Corp.	304
17,400	CenterPoint Energy, Inc.	335
11,500	CMS Energy Corp.	280
12,500	Consolidated Edison, Inc.	694
23,910	Dominion Resources, Inc.	1,238
6,922	DTE Energy Co.	416
3,500	Integrys Energy Group, Inc.	183
7,700	MDU Resources Group, Inc.	163
11,500	NiSource, Inc.	286
4,000	OGE Energy Corp.	225
17,677	PG&E Corp.	710
21,655	Public Service Enterprise Group, Inc.	663

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multi-Utilities (continued)
4,800	SCANA Corp.	$219
10,300	Sempra Energy	731
8,800	TECO Energy, Inc.	147
3,800	Vectren Corp.	112
9,600	Wisconsin Energy Corp.	354
20,800	Xcel Energy, Inc.	556
		7,814
	Office Real Estate Investment Trusts — 0.16%
2,500	Alexandria Real Estate Equities, Inc.	173
6,000	BioMed Realty Trust, Inc.	116
7,300	Brandywine Realty Trust	89
4,000	CommonWealth REIT	63
3,700	Corporate Office Properties Trust	92
5,200	Digital Realty Trust, Inc.	353
6,300	Douglas Emmett, Inc.	147
11,500	Duke Realty Corp.	160
3,500	Kilroy Realty Corp.	166
4,100	Mack-Cali Realty Corp.	107
7,900	Piedmont Office Realty Trust, Inc., Class – A	143
		1,609
	Office Services & Supplies — 0.11%
20,500	Avery Dennison Corp.	716
34,400	Pitney Bowes, Inc.	366
		1,082
	Oil & Gas Drilling — 0.48%
32,600	Diamond Offshore Drilling, Inc.	2,216
49,000	Helmerich & Payne, Inc.	2,744
		4,960
	Oil & Gas Equipment & Services — 0.67%
127,200	Halliburton Co.	4,413
33,300	National Oilwell Varco, Inc.	2,276
12,500	RPC, Inc.	153
		6,842
	Oil & Gas Exploration & Production — 0.80%
141,450	Encana Corp.	2,795
31,600	Royal Dutch Shell PLC – Sponsored ADR	2,179
95,850	Southwestern Energy Co. (a)	3,202
		8,176
	Oil & Gas Refining & Marketing — 0.41%
67,283	Marathon Petroleum Corp.	4,239
	Oil & Gas Storage & Transportation — 1.13%
8,942	Golar LNG Ltd.	329
97,613	Kinder Morgan, Inc.	3,449
129,400	Spectra Energy Corp.	3,543
7,928	Teekay Shipping Corp.	254
123,052	The Williams Cos., Inc.	4,029
		11,604
	Other Diversified Financial Services — 3.83%
418,600	Bank of America Corp.	4,856

Shares	Security Description	Value (000)
	Other Diversified Financial Services (continued)
432,350	Citigroup, Inc.	$17,104
396,431	JPMorgan Chase & Co.	17,431
		39,391
	Packaged Foods & Meats — 2.61%
34,700	Campbell Soup Co.	1,211
83,200	ConAgra Foods, Inc.	2,454
22,450	Flowers Foods, Inc.	522
128,538	General Mills, Inc.	5,194
64,000	H.J. Heinz Co.	3,692
48,042	Kellogg Co.	2,683
60,962	Kraft Foods, Inc.	2,772
182,642	Mondelez International, Inc., Class – A	4,652
187,100	Tyson Foods, Inc., Class – A	3,630
		26,810
	Paper Packaging — 0.27%
20,500	Bemis Co., Inc.	686
19,200	Packaging Corp. of America	739
39,900	Sealed Air Corp.	699
20,600	Sonoco Products Co.	612
		2,736
	Paper Products — 0.45%
88,700	International Paper Co.	3,534
34,400	MeadWestvaco Corp.	1,096
		4,630
	Personal Products — 0.20%
86,000	Avon Products, Inc.	1,235
23,500	Herbalife Ltd.	774
		2,009
	Pharmaceuticals — 8.54%
108,937	Abbott Laboratories	7,135
191,300	AstraZeneca PLC – Sponsored ADR	9,043
222,315	Bristol-Myers Squibb Co.	7,245
159,594	Eli Lilly & Co.	7,871
217,264	Johnson & Johnson	15,230
167,380	Merck & Co., Inc.	6,853
91,050	Novartis AG – Sponsored ADR	5,763
1,140,176	Pfizer, Inc.	28,596
		87,736
	Property & Casualty Insurance — 2.15%
122,900	ACE Ltd.	9,808
35,700	Assured Guaranty Ltd.	508
22,000	AXIS Capital Holdings Ltd.	762
29,100	Cincinnati Financial Corp.	1,140
8,500	Endurance Specialty Holdings Ltd.	337
124,200	Fidelity National Financial, Inc., Class – A	2,925
9,300	Hanover Insurance Group, Inc.	360
5,300	Mercury General Corp.	210
50,700	Old Republic International Corp.	540
76,914	The Travelers Cos., Inc.	5,524
		22,114

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Publishing — 0.84%
149,238	Gannett Co., Inc.	$2,688
62,900	The McGraw-Hill Cos., Inc.	3,438
832	The Washington Post Co., Class – B	304
74,471	Thomson Reuters Corp.	2,164
		8,594
	Railroads — 0.79%
207,800	CSX Corp.	4,100
65,818	Norfolk Southern Corp.	4,070
		8,170
	Regional Banks — 1.91%
9,100	Bank of Hawaii Corp.	401
219,687	BB&T Corp.	6,395
10,900	Cullen/Frost Bankers, Inc.	592
183,700	Fifth Third Bancorp	2,790
39,000	Fulton Financial Corp.	375
25,400	M&T Bank Corp.	2,501
106,709	PNC Financial Services Group, Inc.	6,222
40,320	Valley National Bancorp	375
		19,651
	Reinsurance — 0.48%
40,170	PartnerRe Ltd.	3,233
49,100	Validus Holdings Ltd.	1,698
		4,931
	Residential Real Estate Investment Trusts — 0.21%
3,900	American Campus Communities, Inc.	180
6,600	Apartment Investment & Management Co., Class – A	178
4,100	AvalonBay Communities, Inc.	556
3,400	BRE Properties, Inc.	173
3,200	Camden Property Trust	218
1,600	Equity Lifestyle Properties, Inc.	108
1,600	Essex Property Trust, Inc.	235
1,900	Home Properties, Inc.	116
1,600	Mid-America Apartment Communities, Inc.	104
10,500	UDR, Inc.	250
		2,118
	Restaurants — 1.15%
25,700	Darden Restaurants, Inc.	1,158
120,500	McDonald's Corp.	10,630
		11,788
	Retail Real Estate Investment Trusts — 0.40%
5,800	CBL & Associates Properties, Inc.	123
9,318	DDR Corp.	146
2,800	Federal Realty Investment Trust	291
17,900	Kimco Realty Corp.	346
4,200	National Retail Properties, Inc.	131
5,500	Realty Income Corp.	221
4,000	Regency Centers Corp.	189
3,800	Retail Properties of America, Inc., Class – A	46
12,875	Simon Property Group, Inc.	2,035

Shares	Security Description	Value (000)
	Retail Real Estate Investment Trusts (continued)
3,600	Tanger Factory Outlet Centers, Inc.	$123
5,800	The Macerich Co.	338
5,500	Weingarten Realty Investors	147
		4,136
	Security & Alarm Services — 0.07%
19,900	Corrections Corp. of America	706
	Semiconductor Equipment — 1.01%
765,987	Applied Materials, Inc.	8,763
33,100	KLA-Tencor Corp.	1,581
		10,344
	Semiconductors — 3.49%
60,700	Analog Devices, Inc.	2,553
33,100	Cypress Semiconductor Corp.	359
335,165	Intel Corp.	6,914
46,400	Linear Technology Corp.	1,592
94,800	Marvell Technology Group Ltd.	688
58,200	Maxim Integrated Products, Inc.	1,711
39,000	Microchip Technology, Inc.	1,271
525,000	Micron Technology, Inc. (a)	3,334
503,333	Texas Instruments, Inc.	15,573
53,600	Xilinx, Inc.	1,924
		35,919
	Soft Drinks — 1.76%
42,400	Dr. Pepper Snapple Group, Inc.	1,873
107,338	PepsiCo, Inc.	7,345
244,060	The Coca-Cola Co.	8,847
		18,065
	Specialized Consumer Services — 0.10%
55,600	H&R Block, Inc.	1,032
	Specialized Finance — 0.50%
66,780	CME Group, Inc.	3,387
7,300	Interactive Brokers Group, Inc., Class – A	100
50,900	NYSE Euronext	1,605
		5,092
	Specialized Real Estate Investment Trusts — 0.38%
17,700	HCP, Inc.	800
9,700	Health Care REIT, Inc.	595
5,600	Hospitality Properties Trust	131
6,600	Plum Creek Timber Co., Inc.	293
6,150	Public Storage	891
5,000	Rayonier, Inc.	259
7,300	Senior Housing Properties Trust	173
12,150	Ventas, Inc.	786
		3,928
	Specialty Chemicals — 0.93%
141,938	LyondellBasell Industries NV, Class – A	8,103
14,200	Rockwood Holdings, Inc.	702
26,600	RPM, Inc.	781
		9,586
	Specialty Stores — 0.16%
142,000	Staples, Inc.	1,619

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Steel — 0.48%
29,300	Cliffs Natural Resources, Inc.	$1,130
23,664	Commercial Metals Co.	352
64,797	Nucor Corp.	2,798
45,613	Steel Dynamics, Inc.	626
		4,906
	Systems Software — 1.05%
71,000	CA, Inc.	1,561
346,252	Microsoft Corp.	9,255
		10,816
	Thrifts & Mortgage Finance — 0.39%
6,661	BankUnited, Inc.	163
33,800	Capitol Federal Financial, Inc.	395
73,500	First Niagara Financial Group, Inc.	583
104,800	Hudson City Bancorp, Inc.	852
87,500	New York Community Bancorp, Inc.	1,146
70,400	People's United Financial, Inc.	851
		3,990

Shares or Principal Amount (000)	Security Description	Value (000)
	Tobacco — 2.74%
353,020	Altria Group, Inc.	$11,092
63,100	Lorillard, Inc.	7,362
83,850	Philip Morris International, Inc.	7,013
65,667	Reynolds American, Inc.	2,721
		28,188
	Trading Companies & Distributors — 0.04%
9,500	GATX Corp.	411
	Trucking — 0.05%
10,400	Ryder System, Inc.	519
	Water Utilities — 0.04%
7,200	American Water Works Co., Inc.	267
6,300	Aqua America, Inc.	160
		427
	Wireless Telecommunication Services — 0.70%
285,775	Vodafone Group PLC – Sponsored ADR	7,199
	Total Common Stocks	1,025,831
	Time Deposit — 0.47%
$4,795	State Street Liquidity Management Control System Time Deposit, 0.01, 1/2/13	4,795
	Total Time Deposit	4,795
	Mutual Fund — 0.20%
2,018,368	Alliance Money Market Fund Prime Portfolio, 0.11 (b)	2,018
	Total Mutual Fund	2,018
	Total Investments (cost $941,577) — 100.48%	1,032,644
	Liabilities in excess of other assets — (0.48)%	(4,904)
	Net Assets — 100.00%	$1,027,740
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on December 31, 2012.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2012 (Unaudited)

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the Notes to Financial Statements.

The Institutional Value Equity Portfolio	Alliance Bernstein L.P.	Institutional Capital, LLC	SSgA Funds Management, Inc.	Total
Common Stocks	21.11%	20.00%	58.70%	99.81%
Time Deposit	0.19%	0.28%	—	0.47%
Mutual Fund	—	—	0.20%	0.20%
Other Assets (Liabilities)	-0.46%	0.02%	-0.04%	-0.48%
Total Net Assets	20.84%	20.30%	58.86%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.62%
	Advertising — 0.15%
20,951	Omnicom Group, Inc.	$1,047
	Aerospace & Defense — 2.69%
4,580	Engility Holdings, Inc. (a)	88
24,769	General Dynamics Corp.	1,716
7,583	L-3 Communications Holdings, Inc.	581
30,685	Precision Castparts Corp.	5,812
11,267	Rockwell Collins, Inc.	656
23,447	The Boeing Co.	1,767
96,724	United Technologies Corp.	7,932
		18,552
	Air Freight & Logistics — 0.21%
12,686	C.H. Robinson Worldwide, Inc.	802
16,562	Expeditors International of Washington, Inc.	655
		1,457
	Apparel Retail — 1.42%
6,608	Abercrombie & Fitch Co., Class – A	317
9,456	Ascena Retail Group, Inc. (a)	175
5,095	Guess?, Inc.	125
103,089	Industria de Diseno Textil SA – Unsponsored ADR	2,941
17,306	Ross Stores, Inc.	937
116,944	The TJX Cos., Inc.	4,964
7,996	Urban Outfitters, Inc. (a)	315
		9,774
	Apparel, Accessories & Luxury Goods — 1.50%
12,300	Burberry Group PLC – Sponsored ADR	502
56,092	Coach, Inc.	3,114
4,107	Fossil, Inc. (a)	382
22,839	Lululemon Athletica, Inc. (a)	1,741
6,762	Michael Kors Holdings Ltd. (a)	345
19,332	Ralph Lauren Corp.	2,898
6,254	Under Armour, Inc., Class – A (a)	303
6,788	V.F. Corp.	1,025
		10,310
	Application Software — 1.89%
38,554	Adobe Systems, Inc. (a)	1,453
7,179	ANSYS, Inc. (a)	483
14,304	Citrix Systems, Inc. (a)	940
3,528	FactSet Research Systems, Inc.	311
46,151	Intuit, Inc.	2,746
15,447	Salesforce.com, Inc. (a)	2,597
46,610	SAP AG – Sponsored ADR	3,746
4,725	SolarWinds, Inc. (a)	248
8,621	Workday, Inc. Class – A (a)	470
		12,994
	Asset Management & Custody Banks — 1.58%
10,062	BlackRock, Inc., Class – A	2,080
7,023	Federated Investors, Inc., Class – B	142
10,816	Franklin Resources, Inc.	1,360
10,528	SEI Investments Co.	246

Shares	Security Description	Value (000)
	Asset Management & Custody Banks (continued)
117,856	State Street Corp.	$5,540
20,008	T. Rowe Price Group, Inc.	1,303
6,728	Waddell & Reed Financial, Inc., Class – A	234
		10,905
	Auto Parts & Equipment — 0.13%
9,938	BorgWarner, Inc. (a)	712
11,199	Gentex Corp.	211
		923
	Automotive Retail — 0.33%
5,588	Advance Auto Parts, Inc.	404
2,858	AutoZone, Inc. (a)	1,013
9,415	O'Reilly Automotive, Inc. (a)	842
		2,259
	Biotechnology — 1.82%
21,401	Alexion Pharmaceuticals, Inc. (a)	2,008
60,551	Amgen, Inc.	5,227
13,663	Biogen Idec, Inc. (a)	2,004
21,256	Gilead Sciences, Inc. (a)	1,561
42,003	Vertex Pharmaceuticals, Inc. (a)	1,761
		12,561
	Brewers — 0.54%
89,236	Companhia de Bebidas das Americas – Sponsored ADR	3,747
	Broadcasting — 0.06%
6,561	Scripps Networks Interactive., Class – A	380
	Communications Equipment — 3.43%
425,923	Cisco Systems, Inc.	8,369
6,112	F5 Networks, Inc. (a)	594
235,697	Qualcomm, Inc.	14,618
		23,581
	Computer & Electronics Retail — 0.04%
20,995	Best Buy Co., Inc.	249
	Computer Hardware — 4.96%
61,920	Apple, Inc.	33,005
115,359	Dell, Inc.	1,169
		34,174
	Computer Storage & Peripherals — 0.43%
110,877	EMC Corp. (a)	2,805
5,888	Lexmark International, Inc., Class – A	137
		2,942
	Construction & Engineering — 0.09%
8,706	AECOM Technology Corp. (a)	207
10,150	Jacobs Engineering Group, Inc. (a)	432
		639
	Construction & Farm Machinery & Heavy Trucks — 0.31%
28,590	Joy Global, Inc.	1,824
3,679	Wabtec Corp.	322
		2,146
	Consumer Electronics — 0.05%
8,479	Garmin Ltd.	346

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Consumer Finance — 0.69%
82,880	American Express Co.	$4,764
	Data Processing & Outsourced Services — 4.33%
146,391	Automatic Data Processing, Inc.	8,346
9,538	Broadridge Financial Solutions, Inc.	218
3,680	FleetCor Technologies, Inc. (a)	197
5,988	Global Payments, Inc.	271
6,690	Jack Henry & Associates, Inc.	263
6,527	Lender Processing Services, Inc.	161
9,405	MasterCard, Inc., Class – A	4,620
5,140	NeuStar, Inc., Class – A (a)	216
25,229	Paychex, Inc.	786
12,511	Total System Services, Inc.	268
91,141	Visa, Inc., Class – A	13,815
48,189	Western Union Co.	656
		29,817
	Department Stores — 0.12%
18,991	Kohl's Corp.	816
	Distillers & Vintners — 0.10%
11,363	Brown-Forman Corp., Class – B	719
	Distributors — 0.11%
12,013	Genuine Parts Co.	764
	Diversified Support Services — 0.08%
8,479	Cintas Corp.	347
7,804	Copart, Inc. (a)	230
		577
	Drug Retail — 1.05%
98,117	CVS Caremark Corp.	4,744
66,490	Walgreen Co.	2,461
		7,205
	Education Services — 0.03%
7,934	Apollo Group, Inc., Class – A (a)	166
1,901	ITT Educational Services, Inc. (a)	33
		199
	Electrical Components & Equipment — 0.95%
18,848	AMETEK, Inc.	708
9,512	Eaton Corp. PLC	516
57,467	Emerson Electric Co.	3,043
4,528	Hubbell, Inc., Class – B	383
17,115	Roper Industries, Inc.	1,908
		6,558
	Electronic Components — 0.14%
12,588	Amphenol Corp., Class – A	814
3,887	Dolby Laboratories, Inc., Class – A	114
		928
	Electronic Equipment & Instruments — 0.07%
11,962	FLIR Systems, Inc.	267
7,226	National Instruments Corp.	186
		453

Shares	Security Description	Value (000)
	Environmental & Facilities Services (continued)
4,862	Rollins, Inc.	107
6,602	Stericycle, Inc. (a)	$616
9,356	Waste Connections, Inc.	316
		1,039
	Fertilizers & Agricultural Chemicals — 1.47%
107,077	Monsanto Co.	10,135
	Food Distributors — 0.21%
46,205	Sysco Corp.	1,463
	Food Retail — 0.55%
2,130	The Fresh Market, Inc. (a)	102
40,563	Whole Foods Market, Inc.	3,705
		3,807
	Footwear — 0.86%
3,366	Deckers Outdoor Corp. (a)	135
112,300	NIKE, Inc., Class – B	5,795
		5,930
	General Merchandise Stores — 0.28%
17,877	Dollar Tree, Inc. (a)	725
19,404	Family Dollar Stores, Inc.	1,231
		1,956
	Health Care Distributors — 1.33%
19,628	AmerisourceBergen Corp.	847
105,674	Express Scripts Holding Co. (a)	5,706
7,143	Henry Schein, Inc. (a)	575
18,213	McKesson Corp.	1,766
7,263	Patterson Cos., Inc.	249
		9,143
	Health Care Equipment — 3.11%
42,734	Baxter International, Inc.	2,849
15,854	Becton, Dickinson & Co.	1,240
6,576	C.R. Bard, Inc.	643
37,711	Covidien PLC	2,177
8,941	Edwards Lifesciences Corp. (a)	806
4,389	IDEXX Laboratories, Inc. (a)	407
11,715	Intuitive Surgical, Inc. (a)	5,745
81,255	Medtronic, Inc.	3,333
11,080	ResMed, Inc.	460
24,404	St. Jude Medical, Inc.	882
24,260	Stryker Corp.	1,330
8,656	Varian Medical Systems, Inc. (a)	608
13,680	Zimmer Holdings, Inc.	912
		21,392
	Health Care Services — 0.24%
7,467	Laboratory Corp. of America Holdings (a)	647
3,804	MEDNAX, Inc. (a)	302
11,799	Quest Diagnostics, Inc.	688
		1,637
	Health Care Supplies — 0.06%
11,194	Dentsply International, Inc.	443
	Health Care Technology — 0.90%
79,435	Cerner Corp. (a)	6,167

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Home Improvement Retail — 1.07%
119,042	The Home Depot, Inc.	$7,363
	Homefurnishing Retail — 0.17%
5,815	Aaron's, Inc.	165
18,050	Bed Bath & Beyond, Inc. (a)	1,009
		1,174
	Hotels, Resorts & Cruise Lines — 0.52%
62,030	Starwood Hotels & Resorts Worldwide, Inc.	3,558
	Household Products — 3.99%
10,802	Church & Dwight Co., Inc.	579
109,389	Colgate-Palmolive Co.	11,436
30,424	Kimberly-Clark Corp.	2,569
10,031	The Clorox Co.	734
179,262	The Procter & Gamble Co.	12,170
		27,488
	Human Resource & Employment Services — 0.04%
4,661	Towers Watson & Co., Class – A	262
	Hypermarkets & Super Centers — 2.20%
63,118	Costco Wholesale Corp.	6,234
130,987	Wal-Mart Stores, Inc.	8,937
		15,171
	Industrial Conglomerates — 0.74%
54,701	3M Co.	5,079
	Industrial Gases — 1.05%
65,977	Praxair, Inc.	7,221
	Industrial Machinery — 0.90%
45,629	Danaher Corp.	2,551
11,301	Donaldson Co., Inc.	371
6,440	IDEX Corp.	300
33,158	Illinois Tool Works, Inc.	2,016
8,917	Pall Corp.	537
14,954	Xylem, Inc.	405
		6,180
	Insurance Brokers — 0.03%
8,967	Brown & Brown, Inc.	228
	Integrated Oil & Gas — 3.70%
108,727	Chevron Corp.	11,758
158,364	Exxon Mobil Corp.	13,705
		25,463
	Internet Retail — 1.32%
27,509	Amazon.com, Inc. (a)	6,909
3,130	Priceline.com, Inc. (a)	1,944
6,313	TripAdvisor, Inc. (a)	265
		9,118
	Internet Software & Services — 6.91%
12,631	Baidu, Inc. – Sponsored ADR (a)	1,267
255,622	eBay, Inc. (a)	13,042
85,135	Facebook, Inc., Class – A (a)	2,267
35,976	Google, Inc., Class – A (a)	25,520
18,619	LinkedIn Corp., Class – A (a)	2,138
25,020	Rackspace Hosting, Inc. (a)	1,858

Shares	Security Description	Value (000)
	Internet Software & Services (continued)
21,773	Splunk, Inc. (a)	$632
21,326	Tencent Holdings Ltd. – ADR	696
7,005	Youku, Inc. – Sponsored ADR (a)	128
		47,548
	Investment Banking & Brokerage — 0.55%
17,460	Goldman Sachs Group, Inc.	2,227
80,661	Morgan Stanley	1,542
		3,769
	IT Consulting & Other Services — 3.09%
49,867	Accenture PLC, Class – A	3,316
24,102	Cognizant Technology Solutions Corp. (a)	1,785
74,950	International Business Machines Corp.	14,356
22,004	SAIC, Inc.	249
24,847	Teradata Corp. (a)	1,538
		21,244
	Leisure Products — 0.06%
5,094	Polaris Industries, Inc.	429
	Life & Health Insurance — 0.06%
7,586	Torchmark Corp.	392
	Life Sciences Tools & Services — 0.59%
17,747	Agilent Technologies, Inc.	726
4,259	Covance, Inc. (a)	246
2,505	Mettler-Toledo International, Inc. (a)	484
2,792	Techne Corp.	191
28,564	Thermo Electron Corp.	1,822
6,894	Waters Corp. (a)	601
		4,070
	Managed Health Care — 1.20%
12,742	Humana, Inc.	875
107,044	UnitedHealth Group, Inc.	5,806
25,919	WellPoint, Inc.	1,579
		8,260
	Marine — 0.04%
4,651	Kirby Corp. (a)	288
	Metal & Glass Containers — 0.04%
5,114	AptarGroup, Inc.	244
	Movies & Entertainment — 0.28%
38,622	The Walt Disney Co.	1,923
	Office Electronics — 0.02%
4,000	Zebra Technologies Corp., Class – A (a)	157
	Oil & Gas Equipment & Services — 2.28%
1,578	CARBO Ceramics, Inc.	124
18,854	FMC Technologies, Inc. (a)	808
124,263	National Oilwell Varco, Inc.	8,493
8,425	Oceaneering International, Inc.	453
83,954	Schlumberger Ltd.	5,817
		15,695
	Oil & Gas Exploration & Production — 0.43%
21,160	Concho Resources, Inc. (a)	1,705
10,137	EOG Resources, Inc.	1,224
		$2,929

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil & Gas Refining & Marketing — 0.03%
5,492	World Fuel Services Corp.	$226
	Packaged Foods & Meats — 1.52%
267,589	DANONE SA – Sponsored ADR	3,583
9,576	Flowers Foods, Inc.	223
24,957	H.J. Heinz Co.	1,440
10,451	Hormel Foods Corp.	326
18,830	Kellogg Co.	1,052
10,300	McCormick & Co., Inc.	654
15,957	Mead Johnson Nutrition Co.	1,051
55,427	Mondelez International, Inc., Class – A	1,412
8,628	The J.M. Smucker Co.	744
		10,485
	Personal Products — 0.50%
4,383	Nu Skin Enterprises, Inc., Class – A	162
55,042	The Estee Lauder Cos., Inc., Class – A	3,295
		3,457
	Pharmaceuticals — 8.80%
141,532	Abbott Laboratories	9,270
46,077	Allergan, Inc.	4,227
52,243	Bristol-Myers Squibb Co.	1,703
79,462	Eli Lilly & Co.	3,919
20,532	Forest Laboratories, Inc. (a)	725
12,959	Hospira, Inc. (a)	405
168,681	Johnson & Johnson	11,824
226,602	Merck & Co., Inc.	9,277
167,869	Mylan, Inc. (a)	4,613
37,853	Novo Nordisk A/S – Sponsored ADR	6,178
57,543	Perrigo Co.	5,986
26,587	Shire PLC – Sponsored ADR	2,451
		60,578
	Publishing — 0.21%
4,002	John Wiley & Sons, Inc., Class – A	156
2,120	Morningstar, Inc.	133
21,668	The McGraw-Hill Cos., Inc.	1,185
		1,474
	Railroads — 0.48%
2,526	Canadian Pacific Railway Ltd.	257
8,399	Kansas City Southern	701
18,787	Union Pacific Corp.	2,362
		3,320
	Regional Banks — 0.03%
4,129	Cullen/Frost Bankers, Inc.	224
	Research and Consulting Services — 0.16%
9,295	Equifax, Inc.	503
11,439	Versik Analytics, Inc., Class – A (a)	583
		1,086
	Restaurants — 4.34%
5,655	Chipotle Mexican Grill, Inc. (a)	1,682
10,084	Darden Restaurants, Inc.	454
44,521	Dunkin' Brands Group, Inc.	1,477

Shares	Security Description	Value (000)
	Restaurants (continued)
76,760	McDonald's Corp.	$6,771
6,716	Panera Bread Co., Class – A (a)	1,067
163,413	Starbucks Corp.	8,762
146,034	YUM! Brands, Inc.	9,697
		29,910
	Semiconductors — 1.77%
25,289	Altera Corp.	871
35,694	ARM Holdings PLC – Sponsored ADR	1,350
37,060	Avago Technologies Ltd.	1,174
400,533	Intel Corp.	8,263
15,190	Microchip Technology, Inc.	495
		12,153
	Soft Drinks — 3.74%
11,187	Monster Beverage Corp. (a)	591
121,798	PepsiCo, Inc.	8,335
463,964	The Coca-Cola Co.	16,819
		25,745
	Specialized Finance — 0.13%
6,675	CBOE Holdings, Inc.	197
5,648	InterContinental Exchange, Inc. (a)	699
		896
	Specialized Real Estate Investment Trust — 0.44%
38,809	American Tower Corp.	2,999
	Specialty Chemicals — 1.49%
113,082	Ecolab, Inc.	8,131
6,328	International Flavors & Fragrances, Inc.	421
9,315	Sigma-Aldrich Corp.	685
6,711	The Sherwin-Williams Co.	1,032
		10,269
	Specialty Stores — 0.42%
7,241	Dick's Sporting Goods, Inc.	330
8,263	PetSmart, Inc.	565
6,559	Signet Jewelers Ltd.	350
54,486	Staples, Inc.	621
9,946	Tiffany & Co.	570
4,893	Ulta Salon, Cosmetics & Fragrance, Inc.	481
		2,917
	Systems Software — 3.13%
12,550	BMC Software, Inc. (a)	498
6,393	MICROS Systems, Inc. (a)	271
300,542	Oracle Corp.	10,014
150,001	Red Hat, Inc. (a)	7,944
29,855	VMware, Inc., Class – A (a)	2,811
		21,538
	Tobacco — 1.72%
10,134	Lorillard, Inc.	1,182
127,089	Philip Morris International, Inc.	10,630
		11,812

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2012 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Trading Companies & Distributors — 0.71%
80,034	Fastenal Co.	$3,737
3,387	MSC Industrial Direct Co., Inc., Class – A	255
4,417	W.W. Grainger, Inc.	894
		4,886
	Trucking — 0.03%
3,571	Landstar System, Inc.	187
	Wireless Telecommunication Services — 0.23%
21,657	Crown Castle International Corp. (a)	1,563
	Total Common Stocks	685,876
	Time Deposit — 0.06%
$397	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/2/13	397
	Total Time Deposit	397

Shares	Security Description	Value (000)
	Mutual Fund — 0.14%
970,000	Alliance Money Market Fund Prime Portfolio, 0.11% (b)	$970
	Total Mutual Fund	970
	Total Investments (cost $518,326) — 99.82%	687,243
	Other assets in excess of liabilities — 0.18%	1,265
	Net Assets — 100.00%	$688,508
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on December 31, 2012.

ADR — American Depositary Receipt

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the Notes to Financial Statements.

The Growth Equity Portfolio	Jennison Associates LLC	SSgA Funds Management, Inc.	Sustainable Growth Advisers	Total
Common Stocks	19.73%	57.63%	22.26%	99.62%
Time Deposit	—	—	0.06%	0.06%
Mutual Fund	—	0.14%	—	0.14%
Other Assets (Liabilities)	0.20%	-0.03%	0.01%	0.18%
Total Net Assets	19.93%	57.74%	22.33%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 82.87%
	Advertising — 0.15%
32,143	Omnicom Group, Inc.	$1,606
	Aerospace & Defense — 2.33%
7,028	Engility Holdings, Inc. (a)	135
38,049	General Dynamics Corp.	2,636
11,583	L-3 Communications Holdings, Inc.	887
35,221	Precision Castparts Corp.	6,672
17,337	Rockwell Collins, Inc.	1,008
25,327	The Boeing Co.	1,909
134,839	United Technologies Corp.	11,058
		24,305
	Air Freight & Logistics — 0.21%
19,513	C.H. Robinson Worldwide, Inc.	1,234
25,308	Expeditors International of Washington, Inc.	1,001
		2,235
	Apparel Retail — 1.13%
10,140	Abercrombie & Fitch Co., Class – A	486
14,510	Ascena Retail Group, Inc. (a)	268
7,819	Guess?, Inc.	192
96,844	Industria de Diseno Textil SA – Unsponsored ADR	2,763
26,750	Ross Stores, Inc.	1,449
143,904	The TJX Cos., Inc.	6,109
12,270	Urban Outfitters, Inc. (a)	483
		11,750
	Apparel, Accessories & Luxury Goods — 1.16%
10,728	Burberry Group PLC – Sponsored ADR	438
67,184	Coach, Inc.	3,729
6,402	Fossil, Inc. (a)	596
21,428	Lululemon Athletica, Inc. (a)	1,633
10,376	Michael Kors Holdings Ltd. (a)	529
20,884	Ralph Lauren Corp.	3,131
9,560	Under Armour, Inc., Class – A (a)	464
10,364	V.F. Corp.	1,565
		12,085
	Application Software — 1.43%
59,096	Adobe Systems, Inc. (a)	2,227
11,063	ANSYS, Inc. (a)	745
21,843	Citrix Systems, Inc. (a)	1,436
5,414	FactSet Research Systems, Inc.	477
56,939	Intuit, Inc.	3,388
14,461	Salesforce.com, Inc. (a)	2,431
42,780	SAP AG – Sponsored ADR	3,439
7,251	SolarWinds, Inc. (a)	380
7,991	Workday, Inc. Class – A (a)	435
		14,958

Shares	Security Description	Value (000)
	Asset Management & Custody Banks — 1.20%
15,391	BlackRock, Inc., Class – A	$3,181
10,777	Federated Investors, Inc., Class – B	218
16,645	Franklin Resources, Inc.	2,092
16,157	SEI Investments Co.	377
91,123	State Street Corp.	4,284
30,643	T. Rowe Price Group, Inc.	1,996
10,324	Waddell & Reed Financial, Inc., Class – A	360
		12,508
	Auto Parts & Equipment — 0.10%
9,440	BorgWarner, Inc. (a)	676
17,186	Gentex Corp.	324
		1,000
	Automotive Retail — 0.33%
8,521	Advance Auto Parts, Inc.	617
4,413	AutoZone, Inc. (a)	1,564
14,594	O'Reilly Automotive, Inc. (a)	1,305
		3,486
	Biotechnology — 1.44%
20,732	Alexion Pharmaceuticals, Inc. (a)	1,945
92,892	Amgen, Inc.	8,018
12,912	Biogen Idec, Inc. (a)	1,894
20,235	Gilead Sciences, Inc. (a)	1,486
40,213	Vertex Pharmaceuticals, Inc. (a)	1,687
		15,030
	Brewers — 0.29%
72,790	Companhia de Bebidas das Americas – Sponsored ADR	3,056
	Broadcasting — 0.06%
10,268	Scripps Networks Interactive., Class – A	595
	Communications Equipment — 3.05%
653,611	Cisco Systems, Inc.	12,843
9,426	F5 Networks, Inc. (a)	916
291,018	Qualcomm, Inc.	18,049
		31,808
	Computer & Electronics Retail — 0.04%
32,218	Best Buy Co., Inc.	382
	Computer Hardware — 4.06%
76,219	Apple, Inc.	40,627
177,638	Dell, Inc.	1,800
		42,427
	Computer Storage & Peripherals — 0.27%
103,855	EMC Corp. (a)	2,628
9,035	Lexmark International, Inc., Class – A	209
		2,837
	Construction & Engineering — 0.09%
13,360	AECOM Technology Corp. (a)	318
15,469	Jacobs Engineering Group, Inc. (a)	659

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction & Engineering (continued)
		$977
	Construction & Farm Machinery & Heavy Trucks — 0.19%
23,240	Joy Global, Inc.	1,482
5,645	Wabtec Corp.	494
		1,976
	Consumer Electronics — 0.05%
13,111	Garmin Ltd.	535
	Consumer Finance — 0.37%
67,740	American Express Co.	3,894
	Data Processing & Outsourced Services — 3.19%
148,352	Automatic Data Processing, Inc.	8,457
14,637	Broadridge Financial Solutions, Inc.	335
5,648	FleetCor Technologies, Inc. (a)	303
9,188	Global Payments, Inc.	416
10,267	Jack Henry & Associates, Inc.	403
10,016	Lender Processing Services, Inc.	247
8,981	MasterCard, Inc., Class – A	4,412
7,888	NeuStar, Inc., Class – A (a)	331
38,555	Paychex, Inc.	1,201
19,198	Total System Services, Inc.	411
104,460	Visa, Inc., Class – A	15,834
74,189	Western Union Co.	1,010
		33,360
	Department Stores — 0.12%
29,136	Kohl's Corp.	1,252
	Distillers & Vintners — 0.11%
17,486	Brown-Forman Corp., Class – B	1,106
	Distributors — 0.11%
18,481	Genuine Parts Co.	1,175
	Diversified Support Services — 0.08%
13,011	Cintas Corp.	532
11,976	Copart, Inc. (a)	353
		885
	Drug Retail — 1.06%
150,572	CVS Caremark Corp.	7,280
102,005	Walgreen Co.	3,775
		11,055
	Education Services — 0.03%
12,175	Apollo Group, Inc., Class – A (a)	255
2,918	ITT Educational Services, Inc. (a)	50
		305
	Electrical Components & Equipment — 0.91%
28,917	AMETEK, Inc.	1,086
14,634	Eaton Corp. PLC	793
87,958	Emerson Electric Co.	4,658

Shares	Security Description	Value (000)
	Electrical Components & Equipment (continued)
7,148	Hubbell, Inc., Class – B	$605
21,355	Roper Industries, Inc.	2,381
		9,523
	Electronic Components — 0.14%
19,364	Amphenol Corp., Class – A	1,253
5,965	Dolby Laboratories, Inc., Class – A	175
		1,428
	Electronic Equipment & Instruments — 0.07%
18,356	FLIR Systems, Inc.	410
11,088	National Instruments Corp.	286
		696
	Environmental & Facilities Services — 0.15%
7,461	Rollins, Inc.	165
10,078	Stericycle, Inc. (a)	940
14,358	Waste Connections, Inc.	485
		1,590
	Fertilizers & Agricultural Chemicals — 0.81%
89,790	Monsanto Co.	8,499
	Food Distributors — 0.21%
70,883	Sysco Corp.	2,244
	Food Retail — 0.42%
3,269	The Fresh Market, Inc. (a)	157
46,421	Whole Foods Market, Inc.	4,240
		4,397
	Footwear — 0.71%
5,114	Deckers Outdoor Corp. (a)	206
138,851	NIKE, Inc., Class – B	7,165
		7,371
	General Merchandise Stores — 0.25%
27,427	Dollar Tree, Inc. (a)	1,113
22,820	Family Dollar Stores, Inc.	1,447
		2,560
	Health Care Distributors — 1.21%
30,114	AmerisourceBergen Corp.	1,300
136,322	Express Scripts Holding Co. (a)	7,361
11,009	Henry Schein, Inc. (a)	886
27,943	McKesson Corp.	2,709
11,146	Patterson Cos., Inc.	382
		12,638
	Health Care Equipment — 2.87%
65,711	Baxter International, Inc.	4,380
24,421	Becton, Dickinson & Co.	1,910
10,038	C.R. Bard, Inc.	981
57,907	Covidien PLC	3,344
13,668	Edwards Lifesciences Corp. (a)	1,232
6,682	IDEXX Laboratories, Inc. (a)	620

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment (continued)
12,044	Intuitive Surgical, Inc. (a)	$5,906
124,702	Medtronic, Inc.	5,115
16,996	ResMed, Inc.	707
37,542	St. Jude Medical, Inc.	1,357
37,215	Stryker Corp.	2,040
13,229	Varian Medical Systems, Inc. (a)	929
21,039	Zimmer Holdings, Inc.	1,402
		29,923
	Health Care Services — 0.24%
11,404	Laboratory Corp. of America Holdings (a)	988
5,838	MEDNAX, Inc. (a)	464
18,153	Quest Diagnostics, Inc.	1,058
		2,510
	Health Care Supplies — 0.07%
17,172	Dentsply International, Inc.	680
	Health Care Technology — 0.55%
73,592	Cerner Corp. (a)	5,714
	Home Improvement Retail — 1.08%
182,622	The Home Depot, Inc.	11,295
	Homefurnishing Retail — 0.17%
8,923	Aaron's, Inc.	252
27,892	Bed Bath & Beyond, Inc. (a)	1,560
		1,812
	Hotels, Resorts & Cruise Lines — 0.27%
49,010	Starwood Hotels & Resorts Worldwide, Inc.	2,811
	Household Products — 3.55%
16,469	Church & Dwight Co., Inc.	882
119,299	Colgate-Palmolive Co.	12,471
46,774	Kimberly-Clark Corp.	3,949
15,540	The Clorox Co.	1,138
275,159	The Procter & Gamble Co.	18,681
		37,121
	Human Resource & Employment Services — 0.04%
7,153	Towers Watson & Co., Class – A	402
	Hypermarkets & Super Centers — 2.07%
79,742	Costco Wholesale Corp.	7,876
200,999	Wal-Mart Stores, Inc.	13,714
		21,590
	Industrial Conglomerates — 0.75%
83,967	3M Co.	7,796
	Industrial Gases — 0.79%
75,222	Praxair, Inc.	8,233
	Industrial Machinery — 0.91%
70,053	Danaher Corp.	3,916
17,541	Donaldson Co., Inc.	576

Shares	Security Description	Value (000)
	Industrial Machinery (continued)
9,883	IDEX Corp.	$460
50,839	Illinois Tool Works, Inc.	3,092
13,730	Pall Corp.	827
22,855	Xylem, Inc.	619
		9,490
	Insurance Brokers — 0.03%
13,761	Brown & Brown, Inc.	350
	Integrated Oil & Gas — 3.74%
166,899	Chevron Corp.	18,048
243,050	Exxon Mobil Corp.	21,036
		39,084
	Internet Retail — 0.80%
24,567	Amazon.com, Inc. (a)	6,170
2,913	Priceline.com, Inc. (a)	1,810
9,687	TripAdvisor, Inc. (a)	406
		8,386
	Internet Software & Services — 5.32%
11,866	Baidu, Inc. – Sponsored ADR (a)	1,190
275,959	eBay, Inc. (a)	14,080
105,383	Facebook, Inc., Class – A (a)	2,806
45,063	Google, Inc., Class – A (a)	31,966
17,307	LinkedIn Corp., Class – A (a)	1,987
28,590	Rackspace Hosting, Inc. (a)	2,123
21,111	Splunk, Inc. (a)	613
20,334	Tencent Holdings Ltd. – ADR	664
8,780	Youku, Inc. – ADR (a)	160
		55,589
	Investment Banking & Brokerage — 0.33%
16,256	Goldman Sachs Group, Inc.	2,074
74,189	Morgan Stanley	1,418
		3,492
	IT Consulting & Other Services — 2.95%
76,549	Accenture PLC, Class – A	5,091
36,925	Cognizant Technology Solutions Corp. (a)	2,734
107,774	International Business Machines Corp.	20,644
33,766	SAIC, Inc.	382
30,968	Teradata Corp. (a)	1,917
		30,768
	Leisure Products — 0.06%
7,763	Polaris Industries, Inc.	653
	Life & Health Insurance — 0.06%
11,842	Torchmark Corp.	612
	Life Sciences Tools & Services — 0.56%
16,984	Agilent Technologies, Inc.	695
6,536	Covance, Inc. (a)	377
3,790	Mettler-Toledo International, Inc. (a)	733

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Life Sciences Tools & Services (continued)
4,284	Techne Corp.	$293
43,872	Thermo Electron Corp.	2,798
10,625	Waters Corp. (a)	926
		5,822
	Managed Health Care — 1.14%
19,600	Humana, Inc.	1,345
149,755	UnitedHealth Group, Inc.	8,123
39,813	WellPoint, Inc.	2,425
		11,893
	Marine — 0.04%
7,100	Kirby Corp. (a)	439
	Metal & Glass Containers — 0.04%
7,848	AptarGroup, Inc.	375
	Movies & Entertainment — 0.18%
37,373	The Walt Disney Co.	1,861
	Office Electronics — 0.02%
6,138	Zebra Technologies Corp., Class – A (a)	241
	Oil & Gas Equipment & Services — 1.52%
2,419	CARBO Ceramics, Inc.	189
28,926	FMC Technologies, Inc. (a)	1,239
124,809	National Oilwell Varco, Inc.	8,531
12,975	Oceaneering International, Inc.	698
74,883	Schlumberger Ltd.	5,189
		15,846
	Oil & Gas Exploration & Production — 0.27%
19,889	Concho Resources, Inc. (a)	1,602
9,939	EOG Resources, Inc.	1,201
		2,803
	Oil & Gas Refining & Marketing — 0.03%
8,427	World Fuel Services Corp.	347
	Packaged Foods & Meats — 1.21%
216,748	DANONE SA – Sponsored ADR	2,902
14,589	Flowers Foods, Inc.	340
38,337	H.J. Heinz Co.	2,211
16,038	Hormel Foods Corp.	501
28,888	Kellogg Co.	1,613
15,752	McCormick & Co., Inc.	1,001
24,580	Mead Johnson Nutrition Co.	1,620
52,927	Mondelez International, Inc., Class – A	1,348
13,186	The J.M. Smucker Co.	1,137
		12,673
	Personal Products — 0.38%
6,726	Nu Skin Enterprises, Inc., Class – A	249
62,331	The Estee Lauder Cos., Inc., Class – A	3,731
		3,980

Shares	Security Description	Value (000)
	Pharmaceuticals — 7.36%
205,670	Abbott Laboratories	$13,471
57,302	Allergan, Inc.	5,256
49,299	Bristol-Myers Squibb Co.	1,607
121,952	Eli Lilly & Co.	6,015
31,500	Forest Laboratories, Inc. (a)	1,113
19,879	Hospira, Inc. (a)	621
258,875	Johnson & Johnson	18,147
347,631	Merck & Co., Inc.	14,232
143,725	Mylan, Inc. (a)	3,950
32,612	Novo Nordisk A/S – Sponsored ADR	5,323
46,894	Perrigo Co.	4,878
24,739	Shire PLC – Sponsored ADR	2,280
		76,893
	Publishing — 0.21%
5,587	John Wiley & Sons, Inc., Class – A	218
3,300	Morningstar, Inc.	207
33,244	The McGraw-Hill Cos., Inc.	1,817
		2,242
	Railroads — 0.30%
2,364	Canadian Pacific Railway Ltd.	240
7,943	Kansas City Southern	663
17,450	Union Pacific Corp.	2,194
		3,097
	Regional Banks — 0.03%
6,337	Cullen/Frost Bankers, Inc.	344
	Research and Consulting Services — 0.16%
14,310	Equifax, Inc.	774
17,546	Versik Analytics, Inc., Class – A (a)	895
		1,669
	Restaurants — 3.31%
5,260	Chipotle Mexican Grill, Inc. (a)	1,565
15,368	Darden Restaurants, Inc.	693
41,965	Dunkin' Brands Group, Inc.	1,392
117,859	McDonald's Corp.	10,396
7,622	Panera Bread Co., Class – A (a)	1,211
172,409	Starbucks Corp.	9,244
151,507	YUM! Brands, Inc.	10,060
		34,561
	Semiconductors — 1.65%
38,900	Altera Corp.	1,340
33,575	ARM Holdings PLC – Sponsored ADR	1,270
35,557	Avago Technologies Ltd.	1,126
614,608	Intel Corp.	12,679
23,404	Microchip Technology, Inc.	763
		17,178

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Soft Drinks — 3.41%
17,199	Monster Beverage Corp. (a)	$909
186,951	PepsiCo, Inc.	12,793
603,410	The Coca-Cola Co.	21,874
		35,576
	Specialized Finance — 0.13%
10,243	CBOE Holdings, Inc.	302
8,614	InterContinental Exchange, Inc. (a)	1,066
		1,368
	Specialized Real Estate Investment Trust — 0.27%
36,590	American Tower Corp.	2,827
	Specialty Chemicals — 1.06%
108,866	Ecolab, Inc.	7,827
9,757	International Flavors & Fragrances, Inc.	649
14,241	Sigma-Aldrich Corp.	1,048
10,245	The Sherwin-Williams Co.	1,576
		11,100
	Specialty Stores — 0.43%
11,111	Dick's Sporting Goods, Inc.	505
12,727	PetSmart, Inc.	870
10,065	Signet Jewelers Ltd.	537
83,644	Staples, Inc.	954
15,210	Tiffany & Co.	872
7,455	Ulta Salon, Cosmetics & Fragrance, Inc.	733
		4,471
	Systems Software — 2.53%
19,406	BMC Software, Inc. (a)	770
9,811	MICROS Systems, Inc. (a)	416
461,215	Oracle Corp.	15,368
130,214	Red Hat, Inc. (a)	6,896
31,969	VMware, Inc., Class – A (a)	3,009
		26,459
	Tobacco — 1.74%
15,598	Lorillard, Inc.	1,820
194,917	Philip Morris International, Inc.	16,303
		18,123
	Trading Companies & Distributors — 0.54%
82,602	Fastenal Co.	3,856
5,198	MSC Industrial Direct Co., Inc., Class – A	392
6,725	W.W. Grainger, Inc.	1,361
		5,609
	Trucking — 0.03%
5,481	Landstar System, Inc.	288

Shares or Principal Amount (000)	Security Description	Value (000)
	Wireless Telecommunication Services — 0.14%
20,365	Crown Castle International Corp. (a)	$1,470
	Total Common Stocks	865,400
	Corporate Bonds — 0.59%
	Consumer Finance — 0.07%
$700	SLM Corp., Series A, MTN, 0.62%, 1/27/14 (b)	693
	Diversified Financial Services — 0.31%
1,500	Bank of America Corp. Series L, MTN, 5.65%, 5/1/18	1,745
50	Bank of America Corp., MTN, 7.38%, 5/15/14	54
200	Goldman Sachs Group, Inc., 0.84%, 1/12/15 (b)	197
500	Goldman Sachs Group, Inc., 3.70%, 8/1/15	528
200	Goldman Sachs Group, Inc., 0.76%, 3/22/16 (b)	194
400	JPMorgan Chase Bank NA, 6.00%, 10/1/17	474
		3,192
	Insurance — 0.01%
100	American International Group, Inc., 3.75%, 11/30/13 (c)	101
	Oil, Gas & Consumable Fuels — 0.02%
100	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	122
100	Southwestern Energy Co., 4.10%, 3/15/22, Callable 12/15/21 @ 100.00	107
		229
	Thrifts & Mortgage Finance — 0.18%
1,900	SSIF Nevada LP, 1.04%, 4/14/14 (b)(c)	1,911
	Total Corporate Bonds	6,126
	Asset Backed Securities — 0.29%
492	Asset Backed Funding Certificates, Series 2004-0PT5, Class A1, 0.91%, 6/25/34 (b)	452
199	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A2, 0.29%, 5/25/37 (b)	163
172	Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1, 0.30%, 6/25/47 (b)	169
240	BlueMountain CLO Ltd., Series 2005-1A, Class A1F, 0.55%, 11/15/17 (b)(c)	237
42	Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2, 0.31%, 5/25/36 (b)	42
111	Harvest CLO, Series IX, Class A1, 0.94%, 3/29/17 (b)	146
853	Kingsland Ltd., Series 2005-1A, Class A1A, 0.56%, 6/13/19 (b)(c)	846

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Asset Backed Securities (continued)
$239	Morgan Stanley Capital, Inc., Series 2007-HE6, Class A1, 0.27%, 5/25/37 (b)	$150
180	SLM Student Loan Trust, Series 2005-4, Class A2, 0.40%, 4/26/21 (b)	180
549	Small Business Administration Participation Certificates, Series 2006-20L, Class 1, 5.12%, 12/1/26	618
37	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.49%, 5/1/28	42
	Total Asset Backed Securities	3,045
	Collateralized Mortgage Obligations — 2.95%
489	American Home Mortgage Investment Trust, Series 2004-3, Class 5A, 2.53%, 10/25/34 (b)	488
16	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.03%, 9/25/45 (b)	15
120	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/16	136
824	Banc of America Large Loan, Inc., Series 2012-HLTN, Class HLTN, 2.51%, 11/15/13 (b)(c)	822
20	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 3.01%, 2/25/36 (b)	17
61	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1, 4.13%, 2/25/33 (b)	62
38	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2, 2.91%, 2/25/33 (b)	34
678	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 2A1, 2.76%, 8/25/33 (b)	691
639	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A1, 3.13%, 9/25/34 (b)	584
611	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 1A1, 3.12%, 10/25/34 (b)	517
34	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 22A1, 3.48%, 11/25/34 (b)	34
20	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 2.57%, 3/25/35 (b)	20
566	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 3.08%, 3/25/35 (b)	568
959	Bear Stearns ALT-A Trust, Series 2004-9, Class 2A1, 2.99%, 9/25/34 (b)	829
326	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A1A, 2.60%, 5/25/35 (b)	319

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$933	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.69%, 8/25/35 (b)	$928
95	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, 2.34%, 9/25/35 (b)	93
171	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3, 1.99%, 9/25/35 (b)	169
129	Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.08%, 10/25/33	134
913	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.42%, 5/25/35 (b)	654
32	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.49%, 2/25/37 (b)	21
368	Countrywide Alternative Loan Trust, Series 2006-0A6, 1A2, 0.42%, 7/25/46 (b)	275
27	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 2.91%, 2/25/37 (b)(d)	21
35	Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B, 0.40%, 9/25/46 (b)	24
28	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.42%, 7/20/46 (b)(d)	14
78	Countrywide Home Loans, Series 2005-3, Class 2A1, 0.50%, 4/25/35 (b)	57
800	Countrywide Home Loans, Series 2005-9, Class 1A3, 0.44%, 5/25/35 (b)	628
570	Countrywide Home Loans, Series 2005-HYB9, Class 3A2A, 2.78%, 2/20/36 (b)	490
160	Fannie Mae Whole Loan, 6.00%, 7/25/44	176
415	Fannie Mae, Series 2006-82, Class F, 0.78%, 9/25/36 (b)	419
181	First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class 2A1, 2.54%, 2/25/34 (b)	182
10	Freddie Mac, Series 2395, Class FT, 0.66%, 12/15/31 (b)	10
429	Freddie Mac, Series 3174, Class FM, 0.45%, 5/15/36 (b)	429
11	Freddie Mac, Series 3346, Class FA, 0.44%, 2/15/19 (b)	11
976	Freddie Mac, Series 3616, Class FG, 0.86%, 3/15/32 (b)	988
64	Government National Mortgage Association, Series 2000-14, Class F, 0.86%, 2/16/30 (b)	65
3,559	Government National Mortgage Association, Series 2005-16, Class FA, 0.46%, 2/20/35 (b)	3,570
3,587	Government National Mortgage Association, Series 2005-3, Class FC, 0.46%, 1/16/35 (b)	3,600
925	Government National Mortgage Association, Series 2008-6, Class FA, 0.70%, 2/20/38 (b)	932
1,598	Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A2, 0.43%, 6/25/45 (b)	1,275

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$356	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.66%, 9/25/35 (b)	$357
876	HarborView Mortgage Loan Trust, Series 2005-2, Class 2A1A, 0.43%, 5/19/35 (b)	689
285	MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 1.99%, 10/25/35 (b)	280
120	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	143
708	Nomura Asset Acceptance Corp., Series 2005-AR5, Class 2A1, 2.81%, 10/25/35 (b)	603
2,196	Residential Accredit Loans, Inc., Series 2005-Q01, Class A1, 0.51%, 8/25/35 (b)	1,611
1,393	Structured Asset Securities Corp., Series 2003-40A, Class 3A2, 2.74%, 1/25/34 (b)	1,371
1,783	WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, 0.50%, 10/25/45 (b)	1,693
525	WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 0.52%, 1/25/45 (b)	512
604	WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A, 0.44%, 4/25/45 (b)	565
216	Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 4.68%, 12/25/33 (b)	223
310	Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1, 2.64%, 1/25/35 (b)	309
554	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2, 2.65%, 10/25/35 (b)	543
179	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.62%, 3/25/35 (b)	178
1,423	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 2.63%, 3/25/36 (b)	1,392
	Total Collateralized Mortgage Obligations	30,770
	Certificates of Deposit — 0.36%
1,700	Banco do Brasil New York, 2.20%, 3/26/13 (e)	1,699
100	Banco do Brasil New York, 1.35%, 11/1/13 (e)	99
2,000	Itau Unibanco New York, 2.43%, 3/26/13 (e)	1,994
	Total Certificates of Deposit	3,792
	Global Bonds — 0.83%
	Mexico — 0.23%
22,300	Mexican Bonos Desarr Fixed Rate, Series M 20, 10.00%, 12/5/24 (b)(d)	2,414
	United Kingdom — 0.44%
100	U.K. Treasury, 3.75%, 9/7/21 (f)	191
2,000	U.K. Treasury, 4.00%, 3/7/22 (f)	3,895
300	U.K. Treasury, 1.75%, 9/7/22 (f)	484
		4,570

Principal Amount (000)	Security Description	Value (000)
	United States — 0.16%
$900	Citigroup, Inc., Series E, MTN, 6.39%, 3/6/23	$1,281
100	Goldman Sachs Group, Inc., 0.54%, 5/18/15 (b)	129
100	JPMorgan Chase Bank NA, 0.87%, 5/31/17, Callable 10/29/12 @ 100.00 (b)	128
100	JPMorgan Chase Bank NA, 4.38%, 11/30/21, Callable 11/14/16 @ 100.00 (b)	140
		1,678
	Total Global Bonds	8,662
	Municipal Bonds — 0.09%
	California — 0.07%
700	Irvine Ranch California Water District Joint Powers Agency Revenue, 2.61%, 3/15/14	718
	Washington — 0.02%
200	Port of Seattle Washington Revenue, Series B1, 7.00%, 5/1/36	237
	Total Municipal Bonds	955
	U.S. Government Agency Mortgages — 0.85%
7,000	Fannie Mae, 30 YR TBA, 4.50%, 1/25/43	7,562
312	Fannie Mae, Pool #735591, 2.59%, 10/1/35 (b)	332
16	Fannie Mae, Pool #796295, 4.50%, 12/1/34	17
10	Fannie Mae, Pool #889414, 6.00%, 11/1/37	11
292	Fannie Mae, Pool #AC3286, 4.00%, 10/1/24	313
262	Fannie Mae, Pool #AC7210, 4.00%, 11/1/24	280
339	Fannie Mae, Pool #AE0218, 4.50%, 8/1/40	366
12	Fannie Mae, Pool #AH3151, 4.50%, 3/1/41	13
	Total U.S. Government Agency Mortgages	8,894
	U.S. Treasury Obligations — 2.54%
200	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/25	331
560	U.S. Treasury Inflation Index Bond, 2.00%, 1/15/26	856
100	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/27	158
1,100	U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28	1,572
350	U.S. Treasury Inflation Index Bond, 2.50%, 1/15/29	538
100	U.S. Treasury Inflation Index Bond, 3.88%, 4/15/29	233
5,800	U.S. Treasury Note, 0.25%, 8/31/14	5,802
7,600	U.S. Treasury Note, 0.63%, 9/30/17	7,586
3,600	U.S. Treasury Note, 1.00%, 8/31/19	3,579
5,300	U.S. Treasury Note, 1.75%, 5/15/22	5,346
500	U.S. Treasury Note, 1.63%, 11/15/22	495
	Total U.S. Treasury Obligations	26,496

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Contracts, Shares or Principal Amount (000)	Security Description	Value (000)
	Yankee Dollars — 0.62%
	Aerospace & Defense — 0.01%
$96	Waha Aerospace BV, 3.93%, 7/28/20	$104
	Airlines — 0.02%
200	Doric Nimrod Air 2012-1A, 5.13%, 11/30/24 (c)	209
	Commercial Banks — 0.47%
500	Banco Bradesco SA, 2.41%, 5/16/14 (b)(c)	504
1,000	Banco Votorantim, 5.25%, 2/11/16 (c)	1,052
1,100	DNB Bank ASA, 3.20%, 4/3/17 (c)	1,172
200	Export-Import Bank of Korea, 5.88%, 1/14/15	219
200	Export-Import Bank of Korea, 4.13%, 9/9/15	215
200	Export-Import Bank of Korea, 5.13%, 6/29/20	230
200	Export-Import Bank of Korea, 5.00%, 4/11/22	231
1,300	Nordea Bank AB, 1.24%, 1/14/14 (b)(c)	1,309
		4,932
	Oil, Gas & Consumable Fuels — 0.03%
300	TNK-BP Finance SA, Series 6, MTN, 7.88%, 3/13/18	364
	Sovereign — 0.09%
500	Republic of Korea, 5.75%, 4/16/14	531
300	Republic of Korea, 7.13%, 4/16/19	389
		920
	Total Yankee Dollars	6,529
	Time Deposit — 2.00%
20,853	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/2/13	20,853
	Total Time Deposit	20,853
	Mutual Funds — 0.85%
1,484,151	Alliance Money Market Fund Prime Portfolio, 0.11% (g)	1,484
7,383,000	SSgA U.S. Government Money Market, 0.00% (g)	7,383
	Total Mutual Funds	8,867
	Call Option Purchased — 0.00%
70	Call Option on Interest Rate Swap, with Morgan Stanley, based on the U.S. Dollar 25-Year Interest Index, Expiring 3/18/13 at $3	5
	Total Call Options Purchased	5

Contracts or Principal Amount (000)	Security Description	Value (000)
	Put Options Purchased — 0.00%
180	Put Option on Interest Rate Swap, with Goldman Sachs International, based on the U.S. Dollar 25-Year Interest Index, Expiring 1/14/13 at $4	$1
70	Put Option on Interest Rate Swap, with Morgan Stanley, based on the U.S. Dollar 25-Year Interest Index, Expiring 3/18/13 at $3	6
350	Put Option on Interest Rate Swap, with Royal Bank of Scotland, PLC, based on the U.S. Dollar 25-Year Interest Index, Expiring 1/14/13 at $4	1
115	S&P 500 Index Future, Expiring 3/15/13 at $700*	1
70	S&P 500 Index Future, Expiring 3/15/13 at $725*	1
	Total Put Options Purchased (cost $230)	10
	Repurchase Agreements — 8.01%
$4,100	Barclays Capital, Inc., 0.23%, 1/2/13 (Purchased on 12/31/12, proceeds at maturity $4,100,052 collateralized by U.S. Treasury Inflation Protected Bonds, 3.88%, 4/15/29 fair value $4,205,679)	4,100
5,500	Citigroup Global Markets, Inc., 0.27%, 1/2/13 (Purchased on 12/31/12, proceeds at maturity $5,500,083 collateralized by U.S. Government Agency Security, 0.75%, 10/5/16 fair value $5,610,190)	5,500
21,500	Credit Suisse Securities, 0.22%, 1/2/13 (Purchased on 12/31/12, proceeds at maturity $21,500,263 collateralized by U.S. Treasury Note, 2.13%, 12/31/15 fair value $22,001,934)	21,500
12,500	Credit Suisse Securities, 0.23%, 1/2/13 (Purchased on 12/31/12, proceeds at maturity $12,500,160 collateralized by U.S. Treasury Note, 1.00% – 2.13%, 12/31/15 – 3/31/17 fair value $12,779,201)	12,500
18,500	JPMorgan Securities LLC, 0.25%, 1/2/13 (Purchased on 12/31/12, proceeds at maturity $18,500,257 collateralized by U.S. Treasury Note, 1.75%, 7/31/15 fair value $18,895,726)	18,500
21,500	RBS Securities, Inc., 0.22%, 1/2/13 (Purchased on 12/31/12, proceeds at maturity $21,500,263 collateralized by U.S. Treasury Note, 0.25%, 11/30/13 fair value $21,929,113)	21,500
	Total Repurchase Agreements	83,600
	Total Investments (cost $917,439) — 102.85%	1,074,004

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Value (000)
Liabilities in excess of other assets — (2.85)%	$(29,783)
Net Assets — 100.00%	$1,044,221
*	Security was not fair valued on December 31, 2012 and represents a Level 1 security. All other stocks were fair valued and represent a Level 2 securities. Refer to Note 2 in the Notes to Financial Statements.
(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2012.
(c)	Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	Issuer has defaulted on the payment of interest.
(e)	Rate disclosed represents effective yield at purchase.
(f)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(g)	The rate disclosed is the rate in effect on December 31, 2012.

ADR — American Depositary Receipt

MTN — Medium Term Note

TBA — Security is subject to delayed delivery.

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the Notes to Financial Statements.

The Institutional Growth Equity Portfolio	Jennison Associates LLC	PIMCO	SSgA Funds Management, Inc.	Sustainable Growth Advisers	Total
Common Stocks	12.34%	—	58.30%	12.23%	82.87%
Corporate Bonds	—	0.59%	—	—	0.59%
Asset Backed Securities	—	0.29%	—	—	0.29%
Collateralized Mortgage Obligations	—	2.95%	—	—	2.95%
Certificates of Deposit	—	0.36%	—	—	0.36%
Global Bonds	—	0.83%	—	—	0.83%
Municipal Bonds	—	0.09%	—	—	0.09%
U.S. Government Agency Mortgages	—	0.85%	—	—	0.85%
U.S. Treasury Obligations	—	2.54%	—	—	2.54%
Yankee Dollars	—	0.62%	—	—	0.62%
Time Deposit	—	2.00%	—	—	2.00%
Mutual Funds	—	0.71%	0.14%	—	0.85%
Call Option Purchased	—	0.00%	—	—	0.00%
Put Options Purchased	—	0.00%	—	—	0.00%
Repurchase Areements	—	8.01%	—	—	8.01%
Other Assets (Liabilities)	-0.33%	-2.17%	-0.04%	-0.31%	-2.85%
Total Net Assets	12.01%	17.67%	58.40%	11.92%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2012.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
326	S&P 500 E-Mini Future	$23,148	3/18/13	$(57)
457	S&P 500 Future	162,246	3/15/13	236
	Net Unrealized Appreciation/(Depreciation)			$179
^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
452,000	Australian Dollar	BNP Paribas	1/10/13	$466	$469	$3
20,250	Brazilian Real	Barclays Bank	2/4/13	10	10	—
89,969	Brazilian Real	HSBC	2/4/13	43	44	1
10,400,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,600	1,610	10
11,520,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,800	1,783	(17)
3,857,750	Chinese Renminbi	JPMorgan Chase	4/7/16	650	597	(53)
12,485,660	Chinese Renminbi	Deutsche Bank	4/7/16	1,957	1,933	(24)
22,406,430	Chinese Renminbi	JPMorgan Chase	11/25/13	3,540	3,529	(11)
	Total Currencies Purchased			$10,066	$9,975	$(91)
	Currencies Sold
3,340,000	Australian Dollar	JPMorgan Chase	1/10/13	$3,451	$3,465	$(14)
24,842	Brazilian Real	HSBC	2/4/13	12	12	—
1,732,744	Brazilian Real	Barclays Bank	2/4/13	823	843	(20)
2,868,000	British Pound Sterling	Deutsche Bank	3/12/13	4,613	4,657	(44)
13,164,450	Chinese Renminbi	Deutsche Bank	2/1/13	2,041	2,108	(67)
23,265,863	Chinese Renminbi	JPMorgan Chase	2/1/13	3,652	3,725	(73)
2,690,000	Euro	Royal Bank of Scotland	3/18/13	3,474	3,553	(79)
27,825,282	Mexican Peso	JPMorgan Chase	4/3/13	2,129	2,134	(5)
4,862,200	Mexican Peso	Deutsche Bank	4/3/13	367	373	(6)
	Total Currencies Sold			$20,562	$20,870	$(308)
	Net Unrealized Appreciation/(Depreciation)					$(399)

Amounts designated as “—” are $0 or have been rounded to $0.

Written Options

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(1,320)	Put Option on Interest Rate Swap, with Royal Bank of Scotland PLC, based on the U.S. Dollar 5 – Year Interest	$4	$(181)	$—	1/14/13	$181
(680)	Put Option on Interest Rate Swap, with Goldman Sachs International, based on the U.S. Dollar 5 – Year Interest	4	(84)	—	1/14/13	84
(890)	Put Option on Interest Rate Swap, with JP Morgan Chase, based on the U.S. Dollar 5 – Year Interest	1	(16)	(8)	3/18/13	8
(890)	Call Option on Interest Rate Swap, with JP Morgan Chase, based on the U.S. Dollar 5 – Year Interest	1	(10)	(15)	3/18/13	(5)
	Total		$(291)	$(23)		$268

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Interest Rate Swap Agreements^

	Notional Amount (000)	Swap Premiums Received/ (Paid) (000)	Amount at Value (000)	Expiration Date	Fixed Rate	Pay/ Receive Floating Rate	Unrealized Appreciation/ (Depreciation) (000)
Interest Rate Swap Agreement with Deutsche Bank, based on the London Interbank Offer Rate Index	1300 (AUD)	$—	$—	3/15/23	4.00%	Receive	$—
Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., based on the London Interbank Offer Rate Index	$2,700	—	—	12/19/22	1.75%	Pay	—
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	$1,400	—	—	12/19/42	2.50%	Pay	—
Interest Rate Swap Agreement with Goldman Sachs, based on the London Interbank Offer Rate Index	$5,300	1	10	7/10/16	0.78%	Receive	9
Interest Rate Swap Agreement with Deutsche Bank, based on the Bank Bill Rate Index	2,400 (AUD)	—	—	3/15/23	3.75%	Receive	—
Interest Rate Swap Agreement with Goldman Sachs, based on the London Interbank Offer Rate Index	$8,600	—	—	1/4/18	1.50%	Pay	—
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	1,900 (AUD)	(12)	153	6/15/22	4.75%	Receive	165
Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., based on the Brazil Cetip Interbank Deposit Rate Index	800 (BRL)		(1)	1/2/17	8.22%	Receive	(1)
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	$11,900	1	—	6/20/32	2.75%	Pay	(1)
Interest Rate Swap Agreement with Credit Suisse, based on the London Interbank Offer Rate Index	$5,800	—	—	6/20/42	2.75%	Pay	—
Interest Rate Swap Agreement with JPMorgan Chase Bank, NA, based on the Bank Bill Interest Rate Index	7,500 (AUD)	(34)	604	6/15/22	4.75%	Receive	638
Interest Rate Swap Agreement with Citibank, NA, based on the Bank Bill Interest Rate Index	2,300 (AUD)	(17)	185	6/15/22	4.75%	Receive	202
Interest Rate Swap Agreement with Deutsche Bank, based on the Bank Bill Interest Rate Index	100 (AUD)	(1)	8	6/15/22	4.75%	Receive	9
Interest Rate Swap Agreement with HSBC Bank, based on the Brazil Cetip Interbank Deposit Rate Index	18,000 (BRL)	20	452	1/2/15	10.14%	Receive	432
Interest Rate Swap Agreement with Deutsche Bank, based on the Brazil Cetip Interbank Deposit Rate Index	5,800 (BRL)	2	146	1/2/15	10.14%	Receive	144
Interest Rate Swap Agreement with Barclays Bank, based on the Brazil Cetip Interbank Deposit Rate Index	10,900 (BRL)	—	272	1/2/15	10.12%	Receive	272
Interest Rate Swap Agreement with Bank of America NA, based on the Brazil Cetip Interbank Deposit Rate Index	4,000 (BRL)	38	37	1/2/17	8.86%	Receive	(1)
		$(2)	$1,866				$1,868

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2012 (Unaudited)

^	Cash has been pledged as collateral for swap agreements held by the Portfolio.

Amounts designated as “ — ” are $0 or have been rounded to $0.

AUD — Australian Dollar

BRL — Brazilian Real

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.31%
	Advertising — 0.50%
1,000	Arbitron, Inc.	$47
100,077	Harte-Hanks, Inc.	590
400	MDC Partners, Inc., Class – A	5
700	National CineMedia, Inc.	10
400	ReachLocal, Inc. (a)	5
		657
	Aerospace & Defense — 2.73%
8,234	AAR Corp.	154
400	Aerovironment, Inc. (a)	9
2,162	Alliant Techsystems, Inc.	134
60	American Science & Engineering, Inc.	4
500	Astronics Corp. (a)	11
200	CPI Aerostructures, Inc. (a)	2
2,537	Cubic Corp.	122
18,994	Curtiss-Wright Corp.	624
950	DigitalGlobe, Inc. (a)	23
14,465	Engility Holdings, Inc. (a)	279
4,297	Esterline Technologies Corp. (a)	273
10,832	Exelis, Inc.	122
1,700	GenCorp, Inc. (a)	15
6,678	GeoEye, Inc. (a)	205
1,950	HEICO Corp.	87
3,700	Hexcel Corp. (a)	100
10,829	Huntington Ingalls Industries, Inc.	469
100	LMI Aerospace, Inc. (a)	2
5,328	Moog, Inc., Class – A (a)	219
1,511	National Presto Industries, Inc.	104
20,818	Orbital Sciences Corp. (a)	287
300	Sypris Solutions, Inc.	1
2,000	TASER International, Inc. (a)	18
456	Teledyne Technologies, Inc. (a)	30
400	The KEYW Holding Corp. (a)	5
4,391	Triumph Group, Inc.	287
		3,586
	Agricultural Products — 0.10%
100	Alico, Inc.	4
7,766	Darling International, Inc. (a)	124
300	Limoneira Co.	6
		134
	Air Freight & Logistics — 0.49%
20,750	Air Transport Services Group, Inc. (a)	83
2,576	Atlas Air Worldwide Holdings, Inc. (a)	114
1,100	Forward Air Corp.	39
7,147	Hub Group, Inc., Class – A (a)	240
100	Pacer International, Inc. (a)	—

Shares	Security Description	Value (000)
	Air Freight & Logistics (continued)
300	Park-Ohio Holdings Corp. (a)	$7
11,430	UTI Worldwide, Inc.	153
700	XPO Logistics, Inc. (a)	12
		648
	Airlines — 1.44%
8,616	Alaska Air Group, Inc. (a)	371
533	Allegiant Travel Co.	39
16,620	Hawaiian Holdings, Inc. (a)	109
37,891	JetBlue Airways Corp. (a)	217
1,000	Republic Airways Holdings, Inc. (a)	6
100	SkyWest, Inc.	1
1,600	Spirit Airlines, Inc. (a)	28
40,640	United Continental Holdings, Inc. (a)	950
12,400	US Airways Group, Inc. (a)	168
		1,889
	Airport Services — 0.00%
200	Wesco Aircraft Holdings, Inc. (a)	3
	Alternative Carriers — 0.22%
2,700	8x8, Inc. (a)	20
600	Boingo Wireless, Inc. (a)	4
1,300	inContact, Inc. (a)	7
300	Iridium Communications, Inc. (a)	2
600	Lumos Networks Corp.	6
400	MagicJack VocalTec Ltd. (a)	7
24,103	Premiere Global Services, Inc. (a)	236
1,800	Towerstream Corp. (a)	6
		288
	Aluminum — 0.01%
1,200	Noranda Aluminum Holding Corp.	7
	Apparel Retail — 1.43%
46,290	Aeropostale, Inc. (a)	602
1,800	Ann, Inc. (a)	61
600	Body Central Corp. (a)	6
30,457	Casual Male Retail Group, Inc. (a)	128
12,768	Chico's FAS, Inc.	236
200	Destination Maternity Corp.	4
3,300	Express, Inc. (a)	50
1,300	Francesca's Holdings Corp. (a)	34
900	Genesco, Inc. (a)	50
1,500	Hot Topic, Inc.	14
952	Jos. A. Bank Clothiers, Inc. (a)	41
700	New York & Co., Inc. (a)	3
3,500	Rue21, Inc. (a)	99
5,035	Shoe Carnival, Inc.	103
13,671	Stein Mart, Inc.	103
3,687	The Buckle, Inc.	165

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Apparel Retail (continued)
4,500	The Cato Corp., Class – A	$123
344	The Children's Place Retail Stores, Inc. (a)	15
700	The Finish Line, Inc., Class – A	13
400	The Men's Wearhouse, Inc.	12
300	Tilly's, Inc., Class – A Shares (a)	4
800	Zumiez, Inc. (a)	16
		1,882
	Apparel, Accessories & Luxury Goods — 1.10%
300	Cherokee, Inc.	4
200	Fifth & Pacific Cos., Inc. (a)	2
4,719	G-III Apparel Group Ltd. (a)	162
4,090	Hanesbrands, Inc. (a)	147
6,100	Maidenform Brands, Inc. (a)	119
53	Movado Group, Inc.	2
500	Oxford Industries, Inc.	23
49,833	The Jones Group, Inc.	551
1,330	The Warnaco Group, Inc. (a)	95
1,000	True Religion Apparel, Inc.	25
4,672	Under Armour, Inc., Class – A (a)	227
3,200	Vera Bradley, Inc. (a)	80
		1,437
	Application Software — 1.95%
1,458	ACI Worldwide, Inc. (a)	64
1,700	Actuate Corp. (a)	10
6,130	Advent Software, Inc. (a)	131
900	American Software, Inc., Class – A	7
3,300	Aspen Technology, Inc. (a)	91
1,700	Blackbaud, Inc.	39
400	Bottomline Technologies, Inc. (a)	11
1,000	BroadSoft, Inc. (a)	36
1,200	Callidus Software, Inc. (a)	5
11,562	Compuware Corp. (a)	126
790	Comverse, Inc. (a)	23
300	Digimarc Corp.	6
6,188	Ebix, Inc.	99
900	Ellie Mae, Inc. (a)	25
100	EPIQ Systems, Inc.	1
3,238	ePlus, Inc.	134
200	Exa Corp. (a)	2
3,762	Fair Isaac Corp.	158
600	Guidance Software, Inc. (a)	7
800	Guidewire Software, Inc. (a)	24
600	Interactive Intelligence Group (a)	20
600	Jive Software, Inc. (a)	9
748	Manhattan Associates, Inc. (a)	45
8,876	Mentor Graphics Corp. (a)	151

Shares	Security Description	Value (000)
	Application Software (continued)
304	MicroStrategy, Inc., Class – A (a)	$28
1,400	Monotype Imaging Holdings, Inc.	22
1,400	NetScout Systems, Inc. (a)	36
15,336	Parametric Technology Corp. (a)	345
600	Pegasystems, Inc.	14
800	PROS Holdings, Inc. (a)	15
209	QAD, Inc., Class – A	3
3,200	QLIK Technologies, Inc. (a)	70
1,300	RealPage, Inc. (a)	28
3,053	SolarWinds, Inc. (a)	160
400	SS&C Technologies Holdings, Inc. (a)	9
1,000	Synchronoss Technologies, Inc. (a)	21
1,100	Tangoe, Inc. (a)	13
992	The Ultimate Software Group, Inc. (a)	94
3,570	TIBCO Software, Inc. (a)	79
22,211	TiVo, Inc. (a)	274
1,100	Tyler Technologies, Inc. (a)	53
800	Verint Systems, Inc. (a)	23
1,600	VirnetX Holding Corp. (a)	47
		2,558
	Asset Management & Custody Banks — 0.66%
9,209	Calamos Asset Management, Inc., Class – A	97
700	Cohen & Steers, Inc.	21
100	Diamond Hill Investment Group, Inc.	7
600	Epoch Holding Corp.	17
17,003	Fifth Street Finance Corp.	177
1,700	Financial Engines, Inc. (a)	47
247	GAMCO Investors, Inc., Class – A	13
100	ICG Group, Inc. (a)	1
4,554	Main Street Capital Corp.	139
300	Pzena Investment Management, Inc., Class – A	2
100	Stellus Capital Investment Corp.	2
125	Virtus Investment Partners, Inc. (a)	15
8,909	Waddell & Reed Financial, Inc., Class – A	310
258	Westwood Holdings Group, Inc.	11
2,100	WisdomTree Investments, Inc. (a)	13
		872
	Auto Parts & Equipment — 0.77%
3,128	Autoliv, Inc.	211
14,850	Dana Holding Corp.	232
908	Dorman Products, Inc.	32
400	Drew Industries, Inc.	13
9,863	Federal-Mogul Corp. (a)	79
100	Fuel Systems Solutions, Inc. (a)	1
1,100	Gentherm, Inc. (a)	15
15,061	Modine Manufacturing Co. (a)	122
7,694	Standard Motor Products, Inc.	171

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Auto Parts & Equipment (continued)
3,800	Tenneco, Inc. (a)	$133
200	Tower International, Inc. (a)	2
		1,011
	Automobile Manufacturers — 0.19%
6,400	Thor Industries, Inc.	240
300	Winnebago Industries, Inc. (a)	5
		245
	Automotive Retail — 0.31%
300	America's Car-Mart, Inc. (a)	12
900	Asbury Automotive Group, Inc. (a)	29
2,305	Group 1 Automotive, Inc.	143
1,200	Monro Muffler Brake, Inc.	42
400	Penske Automotive Group, Inc.	12
7,792	Sonic Automotive, Inc., Class – A	163
		401
	Biotechnology — 2.21%
2,200	Achillion Pharmaceuticals, Inc. (a)	18
1,500	Acorda Therapeutics, Inc. (a)	37
1,400	Affymax, Inc. (a)	27
500	Agenus, Inc. (a)	2
4,600	Alkermes PLC (a)	85
1,700	Alnylam Pharmaceuticals, Inc. (a)	31
600	AMAG Pharmaceuticals, Inc. (a)	9
1,100	Amicus Therapeutics, Inc. (a)	3
600	Anacor Pharmaceuticals, Inc. (a)	3
7,100	Arena Pharmaceuticals, Inc. (a)	64
2,200	ArQule, Inc. (a)	6
4,300	Array BioPharma, Inc. (a)	16
51,129	Astex Pharmaceuticals, Inc. (a)	149
1,257	Aveo Phamaceuticals, Inc. (a)	10
1,800	BioCryst Pharmaceuticals, Inc. (a)	3
1,154	BioMarin Pharmaceutical, Inc. (a)	57
200	BioSpecifics Technologies Corp. (a)	3
1,200	BioTime, Inc. (a)	4
2,300	Celldex Therapeutics, Inc. (a)	15
8,785	Cepheid, Inc. (a)	297
200	ChemoCentryx, Inc. (a)	2
500	Clovis Oncology, Inc. (a)	8
500	Coronado Biosciences, Inc. (a)	2
5,704	Cubist Pharmaceuticals, Inc. (a)	240
2,200	Curis, Inc. (a)	8
1,900	Cytori Therapeutics, Inc. (a)	5
5,800	Dendreon Corp. (a)	31
1,600	Discovery Laboratories, Inc. (a)	3
300	Durata Therapeutics, Inc. (a)	2

Shares	Security Description	Value (000)
	Biotechnology (continued)
3,600	Dyax Corp. (a)	$13
5,500	Dynavax Technologies Corp. (a)	16
7,162	Emergent BioSolutions, Inc. (a)	115
2,300	Exact Sciences Corp. (a)	24
600	Genomic Health, Inc. (a)	16
900	GTx, Inc. (a)	4
3,400	Halozyme Therapeutics, Inc. (a)	23
500	Horizon Pharma, Inc. (a)	1
100	Hyperion Therapeutics, Inc. (a)	1
3,000	Idenix Pharmaceuticals, Inc. (a)	15
2,000	ImmunoCellular Therapeutics Ltd. (a)	4
2,400	ImmunoGen, Inc. (a)	31
2,700	Immunomedics, Inc. (a)	8
1,100	Infinity Pharmaceuticals, Inc. (a)	39
100	Intercept Pharmaceuticals, Inc. (a)	3
10,000	InterMune, Inc. (a)	97
2,800	Ironwood Pharmaceuticals, Inc. (a)	31
3,800	Isis Pharmaceuticals, Inc. (a)	40
2,800	Keryx Biopharmaceuticals, Inc. (a)	7
200	KYTHERA Biopharmaceuticals, Inc. (a)	6
3,300	Lexicon Pharmaceuticals, Inc. (a)	7
616	Ligand Pharmaceuticals, Inc., Class – B (a)	13
4,100	MannKind Corp. (a)	9
16,662	Maxygen, Inc.	41
600	Merrimack Pharmaceuticals, Inc. (a)	4
700	Momenta Pharmaceuticals, Inc. (a)	8
6,973	Myriad Genetics, Inc. (a)	190
26,695	Nanosphere, Inc. (a)	77
2,400	Neurocrine Biosciences, Inc. (a)	18
500	NewLink Genetics Corp. (a)	6
4,400	Novavax, Inc. (a)	8
2,100	NPS Pharmaceuticals, Inc. (a)	19
1,000	Omeros Corp. (a)	5
600	OncoGenex Pharmaceutical, Inc. (a)	8
2,100	Oncothyreon, Inc. (a)	4
4,000	Opko Health, Inc. (a)	19
2,700	Orexigen Therapeutics, Inc. (a)	14
700	Osiris Therapeutics, Inc. (a)	6
20,306	PDL BioPharma, Inc.	143
2,000	Pharmacyclics, Inc. (a)	116
1,600	Progenics Pharmaceuticals, Inc. (a)	5
400	Regulus Therapeutics, Inc. (a)	3
1,000	Repligen Corp. (a)	6
2,500	Rigel Pharmaceuticals, Inc. (a)	16
1,900	Sangamo BioSciences, Inc. (a)	11
17,120	SciClone Pharmaceuticals, Inc. (a)	74
3,500	Seattle Genetics, Inc. (a)	81

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
1,300	SIGA Technologies, Inc. (a)	$3
8,999	Spectrum Pharmaceuticals, Inc.	101
1,200	Sunesis Pharmaceuticals, Inc. (a)	5
400	Synageva BioPharma Corp. (a)	19
1,500	Synergy Pharmaceuticals, Inc. (a)	8
1,400	Synta Pharmaceuticals Corp. (a)	13
100	Tesaro, Inc. (a)	2
2,300	Theravance, Inc. (a)	51
1,600	Threshold Pharmaceuticals, Inc. (a)	7
200	Transcept Pharmaceuticals, Inc. (a)	1
900	Trius Therapeutics, Inc. (a)	4
2,100	United Therapeutics Corp. (a)	112
1,200	Vanda Pharmaceuticals, Inc. (a)	4
200	Verastem, Inc. (a)	2
3,000	Vical, Inc. (a)	9
2,600	XOMA Corp. (a)	6
2,400	ZIOPHARM Oncology, Inc. (a)	10
2,198	Zogenix, Inc. (a)	3
		2,905
	Brewers — 0.03%
200	Craft Brew Alliance, Inc. (a)	1
282	The Boston Beer Co., Inc., Class – A (a)	38
		39
	Broadcasting — 0.01%
1,200	Belo Corp., Class – A	9
100	Nexstar Broadcasting Group, Inc., Class – A (a)	1
100	Sinclair Broadcast Group, Inc., Class – A	2
		12
	Building Products — 1.89%
4,472	A.O. Smith Corp.	282
750	AAON, Inc.	16
600	Ameresco, Inc., Class – A (a)	6
100	American Woodmark Corp. (a)	3
7,240	Apogee Enterprises, Inc.	173
1,700	Builders FirstSource, Inc. (a)	9
14,827	Fortune Brands Home & Security, Inc. (a)	433
65,747	Griffon Corp.	753
6,640	Lennox International, Inc.	349
300	Nortek, Inc. (a)	20
100	Owens Corning, Inc. (a)	4
200	Patrick Industries, Inc. (a)	3
400	PGT, Inc. (a)	2
200	Simpson Manufacturing Co., Inc.	6
3,430	Trex Co., Inc. (a)	128
5,436	Universal Forest Products, Inc.	207

Shares	Security Description	Value (000)
	Building Products (continued);
2,800	USG Corp. (a)	$79
		2,473
	Cable & Satellite — 0.00%
200	Outdoor Channel Holdings, Inc.	2
	Casinos & Gaming — 0.39%
1,100	Ameristar Casinos, Inc.	29
200	Boyd Gaming Corp. (a)	1
1,200	Caesars Entertainment Corp. (a)	8
1,983	Churchill Downs, Inc.	132
11,700	Monarch Casino & Resort, Inc. (a)	128
800	MTR Gaming Group, Inc. (a)	3
1,000	Multimedia Games Holding Co., Inc. (a)	15
200	Pinnacle Entertainment, Inc. (a)	3
300	Scientific Games Corp., Class – A (a)	3
2,000	SHFL Entertainment, Inc. (a)	29
9,058	WMS Industries, Inc. (a)	158
		509
	Catalog Retail — 0.05%
1,300	HSN, Inc.	72
	Coal & Consumable Fuels — 0.30%
6,357	Cloud Peak Energy, Inc. (a)	123
2,100	CONSOL Energy, Inc.	67
13,962	Hallador Energy Co.	115
11,600	KiOR, Inc., Class – A (a)	74
1,200	Solazyme, Inc. (a)	10
2,600	Uranerz Energy Corp. (a)	4
1,500	Uranium Energy Corp. (a)	4
		397
	Commercial Printing — 0.23%
5,565	Deluxe Corp.	179
6,985	Ennis, Inc.	108
1,200	InnerWorkings, Inc. (a)	17
		304
	Commodity Chemicals — 0.49%
700	Arabian American Development Co. (a)	6
1,800	Calgon Carbon Corp. (a)	25
3,520	Georgia Gulf Corp.	145
300	Hawkins, Inc.	12
800	Koppers Holdings, Inc.	30
7,768	Methanex Corp.	248
2,062	Westlake Chemical Corp.	163
900	Zagg, Inc. (a)	7
		636
	Communications Equipment — 1.20%
5,295	ADTRAN, Inc.	103
100	Anaren, Inc. (a)	2

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Communications Equipment (continued)
11,808	Arris Group, Inc. (a)	$176
11,689	Aruba Networks, Inc. (a)	243
400	Aware, Inc.	2
3,625	Black Box Corp.	88
1,100	CalAmp Corp. (a)	9
546	Calix, Inc. (a)	4
2,800	Ciena Corp. (a)	44
8,200	Comverse Technology, Inc.	31
3,400	Extreme Networks, Inc. (a)	12
11,387	Globecomm Systems, Inc. (a)	129
3,700	Infinera Corp. (a)	22
1,548	InterDigital, Inc.	64
1,600	Ixia (a)	27
500	KVH Industries, Inc. (a)	7
379	Loral Space & Communications, Inc.	21
600	NETGEAR, Inc. (a)	24
400	NumereX Corp., Class – A (a)	5
7,914	Oplink Communications, Inc. (a)	123
700	ORBCOMM, Inc. (a)	3
2,800	ParkerVision, Inc. (a)	6
500	Plantronics, Inc.	18
9,816	Polycom, Inc. (a)	103
700	Procera Networks, Inc. (a)	13
6,787	Riverbed Technology, Inc. (a)	134
100	Ruckus Wireless, Inc. (a)	2
1,900	ShoreTel, Inc. (a)	8
700	Sonus Networks, Inc. (a)	1
400	Telular Corp.	4
400	Ubiquiti Networks, Inc.	5
1,444	ViaSat, Inc. (a)	56
44,125	Westell Technologies, Inc., Class – A (a)	82
		1,571
	Computer & Electronics Retail — 0.69%
5,778	GameStop Corp., Class – A	145
9,423	hhgregg, Inc. (a)	66
26,302	RadioShack Corp.	56
13,002	Rent-A-Center, Inc.	446
5,539	REX American Resources Corp. (a)	107
9,006	Systemax, Inc.	87
		907
	Computer Hardware — 0.03%
1,400	Cray, Inc. (a)	23
100	Silicon Graphics International Corp. (a)	1
1,000	Super Micro Computer, Inc. (a)	10
		34

Shares	Security Description	Value (000)
	Computer Storage & Peripherals (continued)
600	Datalink Corp. (a)	$5
100	Electronics for Imaging, Inc. (a)	2
1,000	Immersion Corp. (a)	7
300	Intermec, Inc. (a)	3
4,010	Lexmark International, Inc., Class – A	93
8,763	QLogic Corp. (a)	85
5,450	Synaptics, Inc. (a)	163
5,918	Western Digital Corp.	252
		610
	Construction & Engineering — 1.67%
6,516	AECOM Technology Corp. (a)	155
200	Aegion Corp. (a)	4
100	Argan, Inc.	2
1,100	Dycom Industries, Inc. (a)	22
5,873	Foster Wheeler AG (a)	143
300	Great Lakes Dredge & Dock Co.	3
1,766	Jacobs Engineering Group, Inc. (a)	75
8,425	MasTec, Inc. (a)	210
13,050	McDermott International, Inc. (a)	144
4,077	Michael Baker Corp.	102
400	MYR Group, Inc. (a)	9
19,631	Pike Electric Corp.	187
14,451	Primoris Services Corp.	217
10,637	Quanta Services, Inc. (a)	290
10,354	Sterling Construction Co., Inc. (a)	103
38,245	Tutor Perini Corp. (a)	524
		2,190
	Construction & Farm Machinery & Heavy Trucks — 1.13%
3,296	Alamo Group, Inc.	108
2,844	CNH Global NV – NYS	115
1,000	Commercial Vehicle Group, Inc. (a)	8
200	Federal Signal Corp. (a)	1
454	Lindsay Corp.	36
17,710	Meritor, Inc. (a)	84
6,500	Miller Industries, Inc.	99
913	NACCO Industries, Inc., Class – A	55
5,220	Oshkosh Corp. (a)	155
400	Sauer-Danfoss, Inc.	21
1,800	Titan International, Inc.	39
4,406	Trinity Industries, Inc.	158
39,220	Wabash National Corp. (a)	352
2,785	WABCO Holdings, Inc. (a)	182
2,702	Westport Innovations, Inc. (a)	72
		1,485

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction Materials — 0.49%
8,396	Eagle Materials, Inc.	$491
2,200	Headwaters, Inc. (a)	19
1,300	Martin Marietta Materials, Inc.	122
100	United States Lime & Minerals, Inc. (a)	5
		637
	Consumer Electronics — 0.27%
4,008	Harman International Industries, Inc.	179
600	Skullcandy, Inc. (a)	5
8,596	Universal Electronics, Inc. (a)	166
		350
	Consumer Finance — 0.57%
2,918	Cash America International, Inc.	116
278	Credit Acceptance Corp. (a)	28
1,300	DFC Global Corp. (a)	24
6,326	EZCORP, Inc., Class – A (a)	126
1,052	First Cash Financial Services, Inc. (a)	52
7,900	Green Dot Corp., Class – A (a)	96
4,627	Nelnet, Inc., Class – A	138
1,100	Netspend Holdings, Inc. (a)	13
200	Regional Management Corp. (a)	3
1,966	World Acceptance Corp. (a)	147
		743
	Data Processing & Outsourced Services — 1.43%
4,962	Broadridge Financial Solutions, Inc.	114
1,613	Cardtronics, Inc. (a)	38
3,360	Cass Information Systems, Inc.	142
7,289	Convergys Corp.	120
5,710	CoreLogic, Inc. (a)	154
6,909	CSG Systems International, Inc. (a)	126
1,953	DST Systems, Inc.	118
600	Echo Global Logistics, Inc. (a)	11
900	Exlservice Holdings, Inc. (a)	24
16,974	Global Cash Access Holdings, Inc. (a)	133
1,834	Global Payments, Inc.	83
1,400	Heartland Payment Systems, Inc.	41
800	Innodata Isogen, Inc. (a)	3
5,151	Jack Henry & Associates, Inc.	202
187	MoneyGram International, Inc. (a)	2
3,514	Syntel, Inc.	188
6,615	TeleTech Holdings, Inc. (a)	118
900	TNS, Inc. (a)	19
4,660	VeriFone Systems, Inc. (a)	138
1,419	WEX, Inc. (a)	107
		1,881

Shares	Security Description	Value (000)
	Department Stores — 0.10%
1,633	Dillard's, Inc., Class – A	$137
	Distributors — 0.12%
100	Core-Mark Holding Co., Inc.	5
1,800	Pool Corp.	76
11,705	VOXX International Corp. (a)	79
		160
	Diversified Banks — 0.08%
5,011	Banco Latinoamericano de Comercio Exterior SA, Class – E	108
	Diversified Capital Markets — 0.01%
1,000	HFF, Inc., Class – A	15
	Diversified Chemicals — 0.90%
12,857	Cabot Corp.	512
8,431	FMC Corp.	493
400	LSB Industries, Inc. (a)	14
7,250	Olin Corp.	157
		1,176
	Diversified Metals & Mining — 0.18%
900	AMCOL International Corp.	28
400	General Moly, Inc. (a)	2
150	Globe Specialty Metals, Inc.	2
10,100	Horsehead Holding Corp. (a)	103
100	Materion Corp.	3
2,006	RTI International Metals, Inc. (a)	55
1,800	SunCoke Energy, Inc. (a)	28
2,000	United States Antimony Corp. (a)	3
400	US Silica Holdings, Inc.	7
		231
	Diversified Real Estate Activities — 0.23%
5,686	Alexander & Baldwin, Inc. (a)	167
4,462	Coresite Realty Corp.	123
500	Tejon Ranch Co. (a)	14
		304
	Diversified Real Estate Investment Trusts — 0.56%
25,488	CapLease, Inc.	142
4,810	Colonial Properties Trust	103
13,592	Cousins Properties, Inc.	113
42,085	Gramercy Capital Corp. (a)	124
40	Gyrodyne Co. of America, Inc.	3
2,091	PS Business Parks, Inc.	136
200	Spirit Realty Capital, Inc.	3
800	Washington Real Estate Investment Trust	21
8,623	Winthrop Realty Trust, Inc.	95
		740

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Support Services — 0.34%
400	Comfort Systems USA, Inc.	$5
300	EnerNOC, Inc. (a)	4
2,500	Healthcare Services Group, Inc.	58
3,500	Higher One Holdings, Inc. (a)	37
200	Intersections, Inc.	2
6,620	KAR Auction Services, Inc.	134
500	McGrath Rentcorp	14
200	Performant Financial Corp. (a)	2
800	PRGX Global, Inc. (a)	5
2,951	Ritchie Bros. Auctioneers, Inc.	62
200	TMS International Corp., Class – A (a)	2
1,627	UniFirst Corp.	119
		444
	Drug Retail — 0.00%
1,800	Rite Aid Corp. (a)	2
	Education Services — 0.84%
700	American Public Education, Inc. (a)	25
5,415	Bridgepoint Education, Inc. (a)	56
3,456	Capella Education Co. (a)	98
14,453	DeVry, Inc.	343
1,450	Grand Canyon Education, Inc. (a)	34
1,779	ITT Educational Services, Inc. (a)	31
19,149	K12, Inc. (a)	391
17,000	Lincoln Educational Services Corp.	95
300	National American University Holdings, Inc.	1
423	Strayer Education, Inc.	24
500	Universal Technical Institute, Inc.	5
		1,103
	Electric Utilities — 0.86%
2,507	ALLETE, Inc.	103
3,840	Avista Corp.	92
2,489	Cleco Corp.	100
7,450	El Paso Electric Co.	238
2,487	IDACORP, Inc.	108
2,138	ITC Holdings Corp.	164
100	Otter Tail Corp.	2
4,012	Portland General Electric Co.	110
5,030	The Empire District Electric Co.	102
2,683	UNS Energy Corp.	114
		1,133
	Electrical Components & Equipment — 2.45%
1,545	Acuity Brands, Inc.	105
437	Analogic Corp.	32
8,098	Anixter International, Inc.	518
11,452	Belden, Inc.	515

Shares	Security Description	Value (000)
	Electrical Components & Equipment (continued)
23,600	Brady Corp., Class – A	$788
8,803	Chase Corp.	164
300	Coleman Cable, Inc.	3
5,824	Encore Wire Corp.	177
8,222	EnerSys (a)	309
300	Enphase Energy, Inc. (a)	1
800	Franklin Electric Co., Inc.	50
1,600	FuelCell Energy, Inc. (a)	1
400	Generac Holdings, Inc.	14
10,465	GrafTech International Ltd. (a)	98
2,075	Hubbell, Inc., Class – B	176
1,700	II-VI, Inc. (a)	31
145	Powell Industries, Inc. (a)	6
1,835	Preformed Line Products Co.	109
600	Thermon Group Holdings, Inc. (a)	14
200	Vicor Corp. (a)	1
2,600	Woodward, Inc.	99
		3,211
	Electronic Components — 1.08%
9,926	AVX Corp.	107
2,547	Dolby Laboratories, Inc., Class – A	75
10,713	DTS, Inc. (a)	179
1,300	InvenSense, Inc. (a)	14
3,876	Littelfuse, Inc.	239
12,813	Rogers Corp. (a)	636
1,452	Universal Display Corp. (a)	37
11,525	Vishay Intertechnology, Inc. (a)	123
		1,410
	Electronic Equipment & Instruments — 0.51%
1,600	Cognex Corp.	59
246	Coherent, Inc.	12
300	Daktronics, Inc.	3
600	FARO Technologies, Inc. (a)	21
2,100	Itron, Inc. (a)	94
100	Mesa Laboratories, Inc.	5
600	MTS Systems Corp.	31
5,796	National Instruments Corp.	150
8,769	Newport Corp. (a)	118
729	OSI Systems, Inc. (a)	47
5,649	Rofin-Sinar Technologies, Inc. (a)	122
100	TESSCO Technologies, Inc.	2
		664
	Electronic Manufacturing Services — 0.77%
800	Echelon Corp. (a)	2
32,021	Flextronics International Ltd. (a)	199
2,580	IPG Photonics Corp.	172

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Manufacturing Services — 0.77%
7,747	Jabil Circuit, Inc.	$149
1,100	Maxwell Technologies, Inc. (a)	9
500	Measurement Specialties, Inc. (a)	17
4,449	Multi-Fineline Electronix, Inc. (a)	90
800	Neonode, Inc. (a)	4
4,308	Plexus Corp. (a)	111
2,432	Trimble Navigation Ltd. (a)	145
11,687	TTM Technologies, Inc. (a)	108
100	Zygo Corp. (a)	2
		1,008
	Environmental & Facilities Services — 0.22%
700	Acorn Energy, Inc.	6
100	Casella Waste Systems, Inc., Class – A (a)	1
200	CECO Environmental Corp.	2
1,444	Clean Harbors, Inc. (a)	79
700	EnergySolutions, Inc. (a)	2
311	Heritage-Crystal Clean, Inc. (a)	5
48,404	Metalico, Inc. (a)	95
596	Standard Parking Corp. (a)	13
700	Team, Inc. (a)	27
1,900	Tetra Tech, Inc. (a)	50
700	TRC Cos., Inc. (a)	4
400	US Ecology, Inc.	9
		293
	Fertilizers & Agricultural Chemicals — 0.02%
1,000	American Vanguard Corp.	31
	Food Distributors — 0.23%
400	Chefs' Warehouse Holdings LLC (a)	6
5,108	Nash Finch Co.	109
5,925	Spartan Stores, Inc.	91
1,783	United Natural Foods, Inc. (a)	96
		302
	Food Retail — 0.39%
50	Arden Group, Inc., Class – A	5
1,459	Casey's General Stores, Inc.	78
200	Harris Teeter Supermarkets, Inc.	8
6,742	Ingles Markets, Inc., Class – A	116
100	Natural Grocers by Vitamin Cottage, Inc. (a)	2
700	Roundy's, Inc.	3
5,800	SUPERVALU, Inc.	14
200	Susser Holdings Corp. (a)	7
2,501	The Andersons, Inc.	107
3,519	The Fresh Market, Inc. (a)	169
100	The Pantry, Inc. (a)	1
		510

Shares	Security Description	Value (000)
	Footwear — 0.91%
3,300	Crocs, Inc. (a)	$47
6,776	Deckers Outdoor Corp. (a)	273
6,227	Iconix Brand Group, Inc. (a)	139
8,280	R.G. Barry Corp.	117
17,358	Skechers USA, Inc., Class – A (a)	321
1,439	Steven Madden Ltd. (a)	61
800	Tumi Holdings, Inc. (a)	17
5,372	Wolverine World Wide, Inc.	220
		1,195
	Forest Products — 0.02%
389	Deltic Timber Corp.	27
	Gas Utilities — 0.50%
2,395	Chesapeake Utilities Corp.	109
200	Piedmont Natural Gas Co., Inc.	6
246	South Jersey Industries, Inc.	12
2,378	Southwest Gas Corp.	101
2,633	The Laclede Group, Inc.	102
10,140	UGI Corp.	332
		662
	General Merchandise Stores — 0.18%
2,788	Dollar Tree, Inc. (a)	113
9,285	Fred's, Inc., Class – A	124
300	Gordmans Stores, Inc. (a)	4
		241
	Gold — 0.16%
3,970	Agnico-Eagle Mines Ltd.	208
4,900	Midway Gold Corp. (a)	7
		215
	Health Care Distributors — 0.70%
2,311	MWI Veterinary Supply, Inc. (a)	254
16,555	Owens & Minor, Inc.	472
9,598	PharMerica Corp. (a)	137
1,900	PSS World Medical, Inc. (a)	55
		918
	Health Care Equipment — 1.94%
800	Abaxis, Inc.	30
1,200	ABIOMED, Inc. (a)	16
2,615	Accuray, Inc. (a)	17
900	ArthroCare Corp. (a)	31
600	AtriCure, Inc. (a)	4
800	Cantel Medical Corp.	24
600	Cardiovascular Systems, Inc. (a)	8
1,200	Conceptus, Inc. (a)	25
20,828	CryoLife, Inc.	130
1,000	Cyberonics, Inc. (a)	52
27,477	DexCom, Inc. (a)	374

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment (continued)
1,000	EnteroMedics, Inc. (a)	$3
100	Exactech, Inc. (a)	2
300	Globus Medical, Inc., Class – A (a)	3
4,790	Greatbatch, Inc. (a)	111
2,200	Hansen Medical, Inc. (a)	5
500	HeartWare International, Inc. (a)	42
4,163	Hill-Rom Holdings, Inc.	119
23,064	Insulet Corp. (a)	489
400	Integra LifeSciences Holdings Corp. (a)	16
7,072	Invacare Corp.	115
16,390	MAKO Surgical Corp. (a)	211
1,900	Masimo Corp.	40
700	Natus Medical, Inc. (a)	8
3,600	Navidea Biopharmaceuticals, Inc. (a)	10
400	NuVasive, Inc. (a)	6
1,900	NxStage Medical, Inc. (a)	21
600	Orthofix International NV (a)	24
400	PhotoMedex, Inc. (a)	6
800	Rockwell Medical Technologies, Inc. (a)	6
2,999	Sirona Dental Systems, Inc. (a)	193
1,563	STERIS Corp.	54
100	SurModics, Inc. (a)	2
12,800	Symmetry Medical, Inc. (a)	135
17,354	Syneron Medical Ltd. (a)	150
400	Tornier NV (a)	7
2,000	Volcano Corp. (a)	47
100	Young Innovations, Inc.	4
200	Zeltiq Aesthetics, Inc. (a)	1
		2,541
	Health Care Facilities — 1.81%
1,000	Acadia Healthcare Co., Inc. (a)	23
3,853	AmSurg Corp. (a)	116
7,704	Assisted Living Concepts, Inc., Class – A	75
900	Capital Senior Living Corp. (a)	17
3,807	Community Health Systems, Inc.	117
1,100	Emeritus Corp. (a)	27
13,963	Health Management Associates, Inc., Class – A (a)	130
7,561	HealthSouth Corp. (a)	160
9,880	LifePoint Hospitals, Inc. (a)	373
2,331	National Healthcare Corp.	110
10,274	Select Medical Holdings Corp.	97
700	Skilled Healthcare Group, Inc., Class – A (a)	5
1,700	Sunrise Senior Living, Inc. (a)	24
4,962	Tenet Healthcare Corp. (a)	161
4,129	The Ensign Group, Inc.	112

Shares	Security Description	Value (000)
	Health Care Facilities (continued)
500	U.S. Physical Therapy, Inc.	$14
1,000	Vanguard Health Systems, Inc. (a)	12
38,310	VCA Antech, Inc. (a)	806
		2,379
	Health Care Services — 1.10%
2,100	Accretive Health, Inc. (a)	24
1,374	Air Methods Corp.	51
4,769	Almost Family, Inc.	97
900	AMN Healthcare Services, Inc. (a)	10
900	Bio-Reference Laboratories, Inc. (a)	26
500	BioScrip, Inc. (a)	5
4,074	Catamaran Corp. (a)	192
2,374	Chemed Corp.	163
249	CorVel Corp. (a)	11
200	ExamWorks Group, Inc. (a)	3
10,826	HMS Holdings Corp. (a)	280
600	IPC The Hospitalist Co., Inc. (a)	24
337	Landauer, Inc.	21
6,306	LHC Group, Inc. (a)	134
2,875	MEDNAX, Inc. (a)	229
100	National Research Corp.	5
7,905	Providence Service Corp. (a)	134
1,100	Team Health Holdings, Inc. (a)	32
		1,441
	Health Care Supplies — 0.90%
2,700	Align Technology, Inc. (a)	75
400	Anika Therapeutics, Inc. (a)	4
3,900	Antares Pharma, Inc. (a)	15
66	Atrion Corp.	13
2,000	Cerus Corp. (a)	6
200	Cynosure, Inc., Class – A (a)	5
2,000	Endologix, Inc. (a)	28
1,858	Haemonetics Corp. (a)	76
400	ICU Medical, Inc. (a)	24
1,500	Meridian Bioscience, Inc.	30
80	Merit Medical Systems, Inc. (a)	1
3,878	Neogen Corp. (a)	176
2,000	OraSure Technologies, Inc. (a)	14
1,100	Quidel Corp. (a)	21
400	Rochester Medical Corp. (a)	4
1,300	STAAR Surgical Co. (a)	8
6,004	The Cooper Cos., Inc.	555
1,300	The Spectranetics Corp. (a)	19
21,100	Unilife Corp. (a)	48

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Supplies (continued)
100	Utah Medical Products, Inc.	$4
700	Vascular Solutions, Inc. (a)	11
800	West Pharmaceutical Services, Inc.	44
		1,181
	Health Care Technology — 0.27%
3,208	athenahealth, Inc. (a)	236
395	Computer Programs & Systems, Inc.	20
600	ePocrates, Inc. (a)	5
200	Greenway Medical Technologies, Inc. (a)	3
700	HealthStream, Inc. (a)	17
700	MedAssets, Inc. (a)	12
800	Medidata Solutions, Inc. (a)	31
1,800	Merge Healthcare, Inc. (a)	4
200	Omnicell, Inc. (a)	3
1,480	Quality Systems, Inc.	26
100	Vocera Communications, Inc. (a)	3
		360
	Heavy Electrical Equipment — 0.03%
900	AZZ, Inc.	35
11,200	Capstone Turbine Corp. (a)	10
		45
	Home Entertainment Software — 0.13%
8,300	Electronic Arts, Inc. (a)	121
2,000	Glu Mobile, Inc. (a)	4
1,400	RealD, Inc. (a)	16
200	Rosetta Stone, Inc. (a)	2
2,900	Take-Two Interactive Software, Inc. (a)	32
		175
	Home Furnishings — 0.02%
800	Ethan Allen Interiors, Inc.	21
600	La-Z-Boy, Inc.	8
		29
	Home Improvement Retail — 0.04%
1,000	Lumber Liquidators Holdings, Inc. (a)	53
	Homebuilding — 0.04%
200	Cavco Industries, Inc. (a)	10
300	Meritage Homes Corp. (a)	11
900	The Ryland Group, Inc.	33
		54
	Homefurnishing Retail — 0.30%
9,162	Kirkland's, Inc. (a)	97
400	Mattress Firm Holding Corp. (a)	10
3,600	Pier 1 Imports, Inc.	72
100	Restoration Hardware Holdings, Inc. (a)	3

Shares	Security Description	Value (000)
	Homefurnishing Retail (continued)
7,978	Select Comfort Corp. (a)	$209
		391
	Hotels, Resorts & Cruise Lines — 0.02%
1,500	Interval Leisure Group, Inc.	29
300	Morgans Hotel Group Co. (a)	2
		31
	Household Appliances — 0.26%
3,129	Helen of Troy Ltd. (a)	104
1,000	iRobot Corp. (a)	19
2,711	Snap-on, Inc.	214
		337
	Household Products — 0.05%
200	Central Garden & Pet Co., Class – A (a)	2
100	Orchids Paper Products Co.	2
700	Spectrum Brands Holdings, Inc.	32
600	WD-40 Co.	28
		64
	Housewares & Specialties — 0.42%
7,139	American Greetings Corp., Class – A	121
400	Blyth, Inc.	6
5,134	CSS Industries, Inc.	112
8,534	Lifetime Brands, Inc.	90
3,491	Tupperware Brands Corp.	224
		553
	Human Resource & Employment Services — 0.28%
300	Barrett Business Services, Inc.	11
100	CDI Corp.	2
500	GP Strategies Corp. (a)	10
800	Insperity, Inc.	26
8,398	Kelly Services, Inc., Class – A	132
1,000	Kforce, Inc.	14
7,672	Korn/Ferry International (a)	122
1,600	On Assignment, Inc. (a)	33
1,100	TrueBlue, Inc. (a)	17
200	WageWorks, Inc. (a)	4
		371
	Hypermarkets & Super Centers — 0.04%
649	PriceSmart, Inc.	50
	Independent Power Producers & Energy Traders — 0.01%
900	American DG Energy, Inc. (a)	2
400	Atlantic Power Corp.	4
200	Ormat Technologies, Inc.	4
		10

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Industrial Conglomerates — 0.45%
1,978	Carlisle Cos., Inc.	$116
13,636	Kimball International, Inc., Class – B	158
800	Libbey, Inc. (a)	16
1,380	Raven Industries, Inc.	37
49	Seaboard Corp.	124
2,655	Standex International Corp.	136
		587
	Industrial Machinery — 3.51%
1,741	3D Systems Corp. (a)	93
24,150	Actuant Corp., Class – A	674
600	Altra Holdings, Inc.	13
5,973	Ampco-Pittsburgh Corp.	119
500	Badger Meter, Inc.	24
1,800	Blount International, Inc. (a)	29
6,266	Briggs & Stratton Corp.	132
1,114	Chart Industries, Inc. (a)	74
11,674	CIRCOR International, Inc.	462
1,900	CLARCOR, Inc.	91
200	Dynamic Materials Corp.	3
400	ENPRO Industries, Inc. (a)	16
300	ESCO Technologies, Inc.	11
400	Flow International Corp. (a)	1
400	Graham Corp.	8
29,144	Harsco Corp.	685
1,770	Hyster-Yale Materials Handling, Inc.	86
3,135	IDEX Corp.	146
8,958	John Bean Technologies Corp.	159
3,931	Kennametal, Inc.	157
5,014	Lincoln Electric Holdings, Inc.	244
100	Mueller Industries, Inc.	5
95,396	Mueller Water Products, Inc., Class – A	535
100	Omega Flex, Inc.	1
3,360	Pall Corp.	202
1,443	Pentair Ltd. – Registered	71
200	Proto Labs, Inc. (a)	8
800	RBC Bearings, Inc. (a)	40
200	Rexnord Corp. (a)	4
600	Robbins & Myers, Inc.	36
750	Sun Hydraulics Corp.	20
700	Tennant Co.	31
625	The Gorman-Rupp Co.	19
678	The Middleby Corp. (a)	87
1,100	TriMas Corp. (a)	31
2,120	Valmont Industries, Inc.	290
		4,607

Shares	Security Description	Value (000)
	Industrial Real Estate Investment Trusts (continued)
1,100	DuPont Fabros Technology, Inc.	$26
3,768	EastGroup Properties, Inc.	203
8,583	First Industrial Realty Trust, Inc. (a)	121
700	Monmouth Real Estate Investment Corp., Class - A	7
		357
	Insurance Brokers — 0.02%
700	eHealth, Inc. (a)	19
	Integrated Oil & Gas — 0.22%
5,178	Interoil Corp. (a)	288
	Integrated Telecommunication Services — 0.06%
300	Atlantic Tele-Network, Inc.	11
100	Cbeyond, Inc. (a)	1
2,600	Cincinnati Bell, Inc. (a)	14
1,000	Consolidated Communications Holdings, Inc.	16
700	FairPoint Communications, Inc. (a)	6
1,300	General Communication, Inc., Class – A (a)	12
500	HickoryTech Corp.	5
500	IDT Corp., Class – B	5
400	Primus Telecommunications Group, Inc.	4
		74
	Internet Retail — 0.05%
500	Blue Nile, Inc. (a)	19
200	CafePress, Inc. (a)	1
200	Geeknet, Inc. (a)	3
100	Kayak Software Corp. (a)	4
1,000	NutriSystem, Inc.	8
900	Orbitz Worldwide, Inc. (a)	3
400	Overstock.com, Inc. (a)	6
700	PetMed Express, Inc.	8
395	Shutterfly, Inc. (a)	12
500	U.S. Auto Parts Network, Inc. (a)	1
800	Vitacost.com, Inc. (a)	5
		70
	Internet Software & Services — 2.44%
2,900	Akamai Technologies, Inc. (a)	119
1,300	Angie's List, Inc. (a)	16
1,500	Bankrate, Inc. (a)	19
300	Bazaarvoice, Inc. (a)	3
8,626	Blucora, Inc. (a)	136
200	Brightcove, Inc. (a)	2
400	Carbonite, Inc. (a)	4
17,757	Cogent Communications Group, Inc.	402
4,273	comScore, Inc. (a)	59
4,660	Constant Contact, Inc. (a)	66
1,300	Cornerstone OnDemand, Inc. (a)	38
1,400	DealerTrack Holdings, Inc. (a)	40

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Software & Services (continued)
800	Demand Media, Inc. (a)	$7
200	Demandware, Inc. (a)	5
1,700	Dice Holdings, Inc. (a)	16
6,421	Digital River, Inc. (a)	92
100	E2open, Inc. (a)	1
14,227	EarthLink, Inc.	92
800	Envestnet, Inc. (a)	11
400	ExactTarget, Inc. (a)	8
16,419	Global Sources Ltd. (a)	106
1,000	Internap Network Services Corp. (a)	7
5,000	Intralinks Holdings, Inc. (a)	31
1,800	iPass, Inc. (a)	3
5,427	j2 Global, Inc.	166
7,164	Keynote Systems, Inc.	101
841	Liquidity Services, Inc. (a)	34
2,000	LivePerson, Inc. (a)	26
800	LogMeln, Inc. (a)	18
700	Market Leader, Inc. (a)	5
300	MeetMe, Inc. (a)	1
400	Millennial Media, Inc. (a)	5
69,635	Monster Worldwide, Inc. (a)	391
1,425	Move, Inc. (a)	11
2,400	NIC, Inc.	39
844	OpenTable, Inc. (a)	41
900	Perficient, Inc. (a)	11
30,162	QuinStreet, Inc. (a)	203
14,400	Responsys, Inc. (a)	86
1,200	Saba Software, Inc. (a)	10
700	SciQuest, Inc. (a)	11
400	Spark Networks, Inc. (a)	3
466	SPS Commerce, Inc. (a)	17
500	Stamps.com, Inc. (a)	13
1,200	Support.com, Inc. (a)	5
200	Synacor, Inc. (a)	1
1,400	The Active Network, Inc. (a)	7
300	Travelzoo, Inc. (a)	6
200	Trulia, Inc. (a)	3
25,220	United Online, Inc.	141
3,000	Unwired Planet, Inc. (a)	4
9,146	ValueClick, Inc. (a)	178
2,430	VeriSign, Inc. (a)	94
1,300	VistaPrint NV (a)	43
800	Vocus, Inc. (a)	14
5,910	Web.com Group, Inc. (a)	87
1,000	XO Group, Inc. (a)	9
300	Yelp, Inc. (a)	6

Shares	Security Description	Value (000)
	Internet Software & Services (continued)
100	Zillow, Inc., Class – A (a)	$3
44,288	Zix Corp. (a)	124
		3,200
	Investment Banking & Brokerage — 0.91%
3,500	BGC Partners, Inc., Class – A	12
300	Duff & Phelps Corp., Class – A	5
100	Evercore Partners, Inc., Class – A	3
9,004	FXCM, Inc., Class – A	91
1,100	Greenhill & Co., Inc.	57
10,500	Jefferies Group, Inc.	195
18,116	KKR Financial Holdings LLC	191
4,400	Ladenburg Thalmann Financial Services, Inc. (a)	6
2,900	LPL Financial Holdings, Inc.	82
6,780	Oppenheimer Holdings, Inc., Class – A	117
5,525	Raymond James Financial, Inc.	213
6,837	Stifel Financial Corp. (a)	218
		1,190
	IT Consulting & Other Services — 0.70%
7,460	Acxiom Corp. (a)	130
6,858	Booz Allen Hamilton Holding Corp.	95
2,033	CACI International, Inc., Class – A (a)	112
7,785	Computer Task Group, Inc. (a)	142
200	EPAM Systems, Inc. (a)	4
500	Forrester Research, Inc.	13
1,150	iGATE Corp. (a)	18
2,500	Lionbridge Technologies, Inc. (a)	10
4,592	ManTech International Corp., Class – A	119
400	Mattersight Corp. (a)	2
2,893	MAXIMUS, Inc.	183
4,600	Sapient Corp. (a)	49
1,800	ServiceSource International, Inc. (a)	11
815	The Hackett Group, Inc.	3
800	Unisys Corp. (a)	14
700	Virtusa Corp. (a)	12
		917
	Leisure Facilities — 0.15%
1,454	Life Time Fitness, Inc. (a)	72
1,000	Premier Exhibitions, Inc. (a)	3
1,437	Six Flags Entertainment Corp.	88
800	Town Sports International Holdings, Inc.	8
442	Vail Resorts, Inc.	24
		195
	Leisure Products — 0.47%
500	Arctic Cat, Inc. (a)	17
3,300	Brunswick Corp.	96
14,896	JAKKS Pacific, Inc.	186

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Leisure Products (continued)
5,467	Johnson Outdoors, Inc., Class – A (a)	$109
17,945	Leapfrog Enterprises, Inc. (a)	155
400	Marine Products Corp.	2
2,400	Smith & Wesson Holding Corp. (a)	20
700	Sturm, Ruger & Co., Inc.	32
		617
	Life & Health Insurance — 1.41%
52,571	American Equity Investment Life Holding Co.	642
3,810	FBL Financial Group, Inc., Class – A	130
732	National Western Life Insurance Co., Class – A	116
15,606	Primerica, Inc.	468
13,415	Protective Life Corp.	383
8,476	Symetra Financial Corp.	110
		1,849
	Life Sciences Tools & Services — 0.96%
22,609	Affymetrix, Inc. (a)	72
300	BG Medicine, Inc. (a)	1
1,047	Bio-Rad Laboratories, Inc., Class – A (a)	110
600	Cambrex Corp. (a)	7
3,247	Charles River Laboratories International, Inc. (a)	122
2,434	Covance, Inc. (a)	140
6,700	Exelixis, Inc. (a)	30
900	Fluidigm Corp. (a)	13
300	Furiex Pharmaceuticals, Inc. (a)	6
28,318	Harvard Bioscience, Inc. (a)	124
3,310	Illumina, Inc. (a)	184
8,470	Luminex Corp. (a)	142
6,053	PAREXEL International Corp. (a)	179
6,047	QIAGEN NV (a)	110
3,200	Sequenom, Inc. (a)	15
		1,255
	Managed Health Care — 0.33%
1,900	Centene Corp. (a)	78
2,353	Magellan Health Services, Inc. (a)	115
100	Molina Heathcare, Inc. (a)	3
5,822	Triple-S Management Corp., Class – B (a)	108
2,633	WellCare Health Plans, Inc. (a)	128
		432
	Marine — 0.26%
5,719	International Shipholding Corp.	94
1,741	Kirby Corp. (a)	108
5,686	Matson, Inc.	141
		343
	Marine Ports & Services — 0.09%
5,645	CAI International, Inc. (a)	124

Shares	Security Description	Value (000)
	Metal & Glass Containers — 0.49%
200	AEP Industries, Inc. (a)	$12
3,937	AptarGroup, Inc.	188
400	Berry Plastics Group, Inc. (a)	6
11,438	Crown Holdings, Inc. (a)	421
1,200	Myers Industries, Inc.	18
		645
	Mortgage Real Estate Investment Trusts — 0.64%
14,851	Anworth Mortgage Asset Corp.	86
7,541	Capstead Mortgage Corp.	86
9,932	Dynex Capital, Inc.	94
100	JAVELIN Mortgage Investment Corp.	2
14,764	New York Mortgage Trust, Inc.	93
16,555	Redwood Trust, Inc.	280
4,557	Walter Investment Management Corp. (a)	196
		837
	Movies & Entertainment — 0.42%
200	Carmike Cinemas, Inc. (a)	3
7,800	Imax Corp. (a)	176
22,090	Lions Gate Entertainment Corp. (a)	362
200	Rentrak Corp. (a)	4
900	World Wrestling Entertainment, Inc., Class – A	7
		552
	Multi-line Insurance — 0.32%
7,117	American Financial Group, Inc.	281
3,730	HCC Insurance Holdings, Inc.	139
		420
	Multi-Sector Holdings — 0.04%
2,836	PICO Holdings, Inc. (a)	57
	Multi-Utilities — 0.37%
4,942	Black Hills Corp.	179
2,813	NorthWestern Corp.	98
5,297	PNM Resources, Inc.	109
3,400	Vectren Corp.	100
		486
	Office Real Estate Investment Trusts — 0.78%
3,316	Alexandria Real Estate Equities, Inc.	230
8,734	Brandywine Realty Trust	107
5,609	CommonWealth REIT	89
10,383	Corporate Office Properties Trust	259
2,400	Highwoods Properties, Inc.	80
12,629	Lexington Realty Trust	132
9,301	Parkway Properties, Inc.	130
		1,027

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Office Services & Supplies — 1.18%
400	A.T. Cross Co., Class – A (a)	$4
1,900	ACCO Brands Corp. (a)	14
61,667	American Reprographics Co. (a)	158
20,245	Herman Miller, Inc.	434
1,600	HNI Corp.	48
2,200	Interface, Inc.	35
1,200	Knoll, Inc.	19
1,000	Mine Safety Appliances Co.	43
400	Steelcase, Inc., Class – A	5
6,725	Sykes Enterprises, Inc. (a)	102
22,169	United Stationers, Inc.	687
		1,549
	Oil & Gas Drilling — 0.75%
8,896	Atwood Oceanics, Inc. (a)	407
7,511	Patterson-UTI Energy, Inc.	140
445	Pioneer Energy Services Corp. (a)	3
9,719	Unit Corp. (a)	438
		988
	Oil & Gas Equipment & Services — 1.30%
6,077	C&J Energy Services, Inc. (a)	130
1,518	Core Laboratories NV	166
4,605	Dawson Geophysical Co. (a)	121
5,158	Dril-Quip, Inc. (a)	377
800	Forum Energy Technologies, Inc. (a)	20
494	Geospace Technologies Corp. (a)	44
700	Global Geophysical Services, Inc. (a)	3
200	GulfMark Offshore, Inc., Class – A	7
4,800	ION Geophysical Corp. (a)	31
1,248	Lufkin Industries, Inc.	72
10,083	Matrix Service Co. (a)	116
300	Mitcham Industries, Inc. (a)	4
7,465	Natural Gas Services Group, Inc. (a)	123
17,300	Newpark Resources, Inc. (a)	136
100	PHI, Inc. (a)	3
500	RigNet, Inc. (a)	10
8,983	RPC, Inc.	110
11,138	Superior Energy Services, Inc. (a)	231
500	TGC Industries, Inc.	4
300	Willbros Group, Inc. (a)	2
		1,710
	Oil & Gas Exploration & Production — 1.79%
22,490	Abraxas Petroleum Corp. (a)	49
366	Apco Oil & Gas International, Inc.	5
1,200	Approach Resources, Inc. (a)	30
5,856	Berry Petroleum Co., Class – A	196

Shares	Security Description	Value (000)
	Oil & Gas Exploration & Production (continued)
5,726	Bill Barrett Corp. (a)	$102
100	Bonanza Creek Energy, Inc. (a)	3
1,000	BPZ Resources, Inc. (a)	3
4,806	Cabot Oil & Gas Corp.	239
13,450	Carrizo Oil & Gas, Inc. (a)	281
2,162	Contango Oil & Gas Co.	92
3,116	Continental Resources, Inc. (a)	229
300	Diamondback Energy, Inc. (a)	6
1,600	Endeavour International Corp. (a)	8
2,100	Energy XXI (Bermuda) Ltd.	68
6,476	EPL Oil & Gas, Inc. (a)	146
600	Evolution Petroleum Corp. (a)	5
2,100	FX Energy, Inc. (a)	9
900	Goodrich Petroleum Corp. (a)	8
675	Gulfport Energy Corp. (a)	26
3,545	Halcon Resources Corp. (a)	25
43	Isramco, Inc. (a)	4
18,929	Kodiak Oil & Gas Corp. (a)	168
39,080	Magnum Hunter Resources Corp. (a)	156
400	Matador Resources Co. (a)	3
400	Midstates Petroleum Co., Inc. (a)	3
2,400	Northern Oil & Gas, Inc. (a)	40
3,000	Oasis Petroleum, Inc. (a)	95
300	Panhandle Oil & Gas, Inc., Class – A	8
16,668	Renewable Energy Group, Inc. (a)	98
1,950	Rosetta Resources, Inc. (a)	88
400	Sanchez Energy Corp. (a)	7
700	Saratoga Resources, Inc. (a)	3
7,634	Swift Energy Co. (a)	118
2,100	VAALCO Energy, Inc. (a)	18
100	W&T Offshore, Inc.	2
500	Warren Resources, Inc. (a)	1
500	ZaZa Energy Corp. (a)	1
		2,343
	Oil & Gas Refining & Marketing — 0.95%
300	Alon USA Energy, Inc.	5
100	Ceres, Inc. (a)	—
2,400	Clean Energy Fuels Corp. (a)	30
4,387	CVR Energy, Inc. (a)	214
5,939	Delek US Holdings, Inc.	150
700	Gevo, Inc. (a)	1
16,518	Green Plains Renewable Energy, Inc. (a)	131
5,600	Rentech, Inc.	15
11,521	Rex Energy Corp. (a)	150
1,300	Western Refining, Inc.	37
12,405	World Fuel Services Corp.	511
		1,244

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil & Gas Storage & Transportation — 0.20%
1,400	Crosstex Energy, Inc.	$20
136,440	Enbridge Energy Management LLC (a)	—
400	GasLog Ltd.	5
13,232	Knightsbridge Tankers Ltd.	69
6,776	Ship Finance International Ltd.	113
1,100	Targa Resources Corp.	58
		265
	Packaged Foods & Meats — 0.96%
100	Annie's, Inc. (a)	3
1,975	B&G Foods, Inc., Class – A	56
3,213	Cal-Maine Foods, Inc.	129
500	Calavo Growers, Inc.	13
21,132	Chiquita Brands International, Inc. (a)	174
12,232	Dole Food Co., Inc. (a)	140
4,900	Ingredion, Inc.	316
500	Inventure Foods, Inc. (a)	3
540	J&J Snack Foods Corp.	35
675	Lancaster Colony Corp.	47
200	Lifeway Foods, Inc.	2
14,177	Omega Protein Corp. (a)	87
1,800	Pilgrim's Pride Corp. (a)	13
700	Post Holdings, Inc. (a)	24
841	Sanderson Farms, Inc.	40
1,500	Snyder's-Lance, Inc.	36
1,369	The Hain Celestial Group, Inc. (a)	74
854	Tootsie Roll Industries, Inc.	22
880	TreeHouse Foods, Inc. (a)	46
		1,260
	Paper Packaging — 0.23%
16,004	Boise, Inc.	127
4,615	Packaging Corp. of America	178
		305
	Paper Products — 0.38%
900	Buckeye Technologies, Inc.	26
700	Clearwater Paper Corp. (a)	27
6,874	KapStone Paper & Packaging Corp.	153
4,506	Neenah Paper, Inc.	128
6,867	P.H. Glatfelter Co.	120
900	Schweitzer-Mauduit International, Inc.	35
1,500	Wausau Paper Corp.	13
		502
	Personal Products — 0.23%
800	Elizabeth Arden, Inc. (a)	36
500	Inter Parfums, Inc.	10
500	Medifast, Inc. (a)	13

Shares	Security Description	Value (000)
	Personal Products (continued)
300	Nature's Sunshine Products, Inc.	$4
6,707	Nutraceutical International Corp.	111
1,200	Prestige Brands Holdings, Inc. (a)	24
800	Synutra International, Inc. (a)	4
700	The Female Health Co.	5
2,741	USANA Health Sciences, Inc. (a)	90
		297
	Pharmaceuticals — 1.23%
400	Acura Pharmaceuticals, Inc. (a)	1
967	Aegerion Pharmaceuticals, Inc. (a)	25
2,100	Akorn, Inc. (a)	28
800	Ampio Pharmaceuticals, Inc. (a)	3
1,800	Auxilium Pharmaceuticals, Inc. (a)	33
4,500	AVANIR Pharmaceuticals, Inc., Class – A (a)	12
800	BioDelivery Sciences International, Inc. (a)	3
2,100	Cadence Pharmaceuticals, Inc. (a)	10
200	Cempra Holdings LLC (a)	1
1,600	Corcept Therapeutics, Inc. (a)	2
300	Cumberland Pharmaceuticals, Inc. (a)	1
2,000	DepoMed, Inc. (a)	12
1,100	Endocyte, Inc. (a)	10
3,399	Hi-Tech Pharmacal Co., Inc.	119
7,323	Impax Laboratories, Inc. (a)	150
1,500	Jazz Pharmaceuticals PLC (a)	80
1,000	MAP Pharmaceuticals, Inc. (a)	16
12,838	Nektar Therapeutics (a)	95
7,956	Obagi Medical Products, Inc. (a)	108
1,700	Optimer Pharmaceuticals, Inc. (a)	15
700	Pacira Pharmaceuticals, Inc. (a)	12
1,500	Pain Therapeutics, Inc.	4
15,856	Pernix Therapeutics Holdings, Inc. (a)	123
1,567	Perrigo Co.	163
1,100	POZEN, Inc. (a)	6
2,000	Questcor Pharmaceuticals, Inc.	53
1,800	Raptor Pharmaceuticals Corp. (a)	11
600	Repros Therapeutics, Inc. (a)	9
400	Sagent Pharmaceuticals, Inc. (a)	6
2,056	Santarus, Inc. (a)	23
500	Sucampo Pharmaceuticals, Inc., Class – A (a)	2
6,657	The Medicines Co. (a)	160
500	Ventrus Biosciences, Inc. (a)	1
4,458	ViroPharma, Inc. (a)	102
3,700	VIVUS, Inc. (a)	50
1,800	Watson Pharmaceuticals, Inc. (a)	155
1,400	XenoPort, Inc. (a)	11
		1,615

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Precious Metals & Minerals — 0.05%
1,400	Coeur d'Alene Mines Corp. (a)	$34
1,100	Gold Resource Corp.	17
4,700	Paramount Gold & Silver Corp. (a)	11
		62
	Property & Casualty Insurance — 2.19%
1,125	Alleghany Corp. (a)	377
5,634	American Safety Insurance Holdings Ltd. (a)	107
210	AmTrust Financial Services, Inc.	6
22,041	Argo Group International Holdings Ltd.	740
21,441	Aspen Insurance Holdings Ltd.	688
200	Employers Holdings, Inc.	4
7,100	Fidelity National Financial, Inc., Class – A	167
4,916	First American Financial Corp.	118
200	Hallmark Financial Services, Inc. (a)	2
100	Homeowners Choice, Inc.	2
100	State Auto Financial Corp.	2
7,970	Stewart Information Services Corp.	207
150	The Navigators Group, Inc. (a)	8
700	Tower Group, Inc.	12
30,707	Universal Insurance Holdings, Inc.	135
7,876	W.R. Berkley Corp.	297
		2,872
	Publishing — 0.94%
3,694	Scholastic Corp.	109
43,654	Valassis Communications, Inc.	1,125
100	Value Line, Inc.	1
		1,235
	Railroads — 0.25%
1,645	Genesee & Wyoming, Inc., Class – A (a)	125
2,441	Kansas City Southern	204
		329
	Regional Banks — 5.11%
3,118	Alliance Financial Corp.	136
7,271	BancorpSouth, Inc.	106
800	Bank of the Ozarks, Inc.	27
54,181	BBCN Bancorp, Inc.	627
100	Bridge Capital Holdings (a)	2
2,901	Camden National Corp.	99
53,101	CapitalSource, Inc.	402
3,730	Century Bancorp, Inc., Class – A	123
12,822	Columbia Banking System, Inc.	230
6,780	Cullen/Frost Bankers, Inc.	368
6,055	First Bancorp, Inc. Maine	100
622	First Citizens BancShares, Inc., Class – A	102
7,435	First Community Bancshares, Inc.	119

Shares	Security Description	Value (000)
	Regional Banks (continued)
7,435	First Interstate BancSystem, Inc.	$115
300	FNB United Corp. (a)	3
3,860	Great Southern Bancorp, Inc.	98
4,493	Heartland Financial USA, Inc.	117
5,188	IBERIABANK Corp.	255
5,468	International Bancshares Corp.	99
300	Investors Bancorp, Inc.	5
9,006	MainSource Financial Group, Inc.	114
88,652	National Penn Bancshares, Inc.	826
4,875	Peoples Bancorp, Inc.	100
8,670	Popular, Inc. (a)	180
4,906	Republic Bancorp, Inc., Class – A	104
8,818	Suffolk Bancorp (a)	115
88,300	Synovus Financial Corp.	216
82,116	TCF Financial Corp.	998
1,300	Texas Capital Bancshares, Inc. (a)	58
7,352	Union First Market Bankshares Corp.	116
12,424	Virginia Commerce Bancorp, Inc. (a)	111
24,403	Webster Financial Corp.	501
4,951	WesBanco, Inc.	110
548	Westamerica Bancorp	23
		6,705
	Reinsurance — 0.18%
2,029	Everest Re Group Ltd.	223
300	Greenlight Capital Re Ltd., Class – A (a)	7
200	Montpelier Re Holdings Ltd.	5
		235
	Research and Consulting Services — 0.65%
1,850	Acacia Research Corp./Acacia Technologies LLC (a)	47
17,898	CBIZ, Inc. (a)	106
1,051	CoStar Group, Inc. (a)	94
500	Exponent, Inc. (a)	28
400	Franklin Covey Co. (a)	5
900	Huron Consulting Group, Inc. (a)	30
4,661	ICF International, Inc. (a)	109
600	Mistras Group, Inc. (a)	15
2,700	Odyssey Marine Exploration, Inc. (a)	8
21,100	RPX Corp. (a)	191
1,245	The Advisory Board Co. (a)	58
1,200	The Corporate Executive Board Co.	57
4,438	VSE Corp.	109
		857
	Residential Real Estate Investment Trusts — 0.47%
7,771	Associated Estates Realty Corp.	125
6,940	Mid-America Apartment Communities, Inc.	449
1,064	Sun Communities, Inc.	43

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Residential Real Estate Investment Trusts (continued)
100	UMH Properties, Inc.	$1
		618
	Restaurants — 1.19%
900	AFC Enterprises, Inc. (a)	24
171	Biglari Holdings, Inc. (a)	67
900	BJ's Restaurant, Inc. (a)	30
500	Bloomin' Brands, Inc. (a)	8
2,837	Bob Evans Farms, Inc.	114
700	Bravo Brio Restaurant Group, Inc. (a)	9
3,877	Buffalo Wild Wings, Inc. (a)	282
800	Caribou Coffee Co., Inc. (a)	13
19,288	Carrols Restaurant Group, Inc. (a)	115
3,583	CEC Entertainment, Inc.	119
200	Chuy's Holdings, Inc. (a)	4
2,352	Cracker Barrel Old Country Store, Inc.	151
200	Del Frisco's Restaurant Group, Inc. (a)	3
26,648	Denny's Corp. (a)	130
555	DineEquity, Inc. (a)	37
2,200	Domino's Pizza, Inc.	96
200	Einstein Noah Restaurant Group, Inc.	2
500	Fiesta Restaurant Group, Inc. (a)	8
200	Ignite Restaurant Group, Inc. (a)	3
1,300	Jack in the Box, Inc. (a)	37
2,500	Jamba, Inc. (a)	6
100	Nathan's Famous, Inc. (a)	3
657	Papa John's International, Inc. (a)	36
300	Red Robin Gourmet Burgers, Inc. (a)	11
15,627	Ruby Tuesday, Inc. (a)	123
1,300	Ruth's Hospitality Group, Inc. (a)	9
1,800	Sonic Corp. (a)	19
2,350	Texas Roadhouse, Inc., Class – A	40
2,000	The Cheesecake Factory, Inc.	65
		1,564
	Retail Real Estate Investment Trusts — 0.50%
6,463	Acadia Realty Trust	162
75	Alexander's, Inc.	25
4,648	Glimcher Realty Trust	51
1,300	Inland Real Estate Corp.	11
7,386	Pennsylvania Real Estate Investment Trust	130
8,617	Ramco-Gershenson Properties Trust	115
10,829	Retail Properties of America, Inc., Class – A	130
300	Saul Centers, Inc.	13
700	Urstadt Biddle Properties, Inc., Class – A	14
		651

Shares	Security Description	Value (000)
	Security & Alarm Services — 0.14%
6,374	The Brink's Co.	$182
	Semiconductor Equipment — 1.30%
7,909	Advanced Energy Industries, Inc. (a)	109
21,295	Amkor Technology, Inc. (a)	91
100	ATMI, Inc. (a)	2
3,386	Cabot Microelectronics Corp.	120
3,161	Cymer, Inc. (a)	286
12,689	Entegris, Inc. (a)	116
3,704	FEI Co.	205
3,600	GT Advanced Technologies, Inc. (a)	11
15,740	MEMC Electronic Materials, Inc. (a)	51
3,625	MKS Instruments, Inc.	93
900	PDF Solutions, Inc. (a)	12
7,791	Teradyne, Inc. (a)	132
3,400	Tessera Technologies, Inc.	56
8,520	Ultratech, Inc. (a)	318
3,515	Veeco Instruments, Inc. (a)	104
		1,706
	Semiconductors — 3.33%
11,529	Alpha & Omega Semiconductor Ltd. (a)	97
5,225	Altera Corp.	180
1,900	Cavium, Inc. (a)	59
700	CEVA, Inc. (a)	11
2,453	Cirrus Logic, Inc. (a)	71
37,215	Cypress Semiconductor Corp.	403
39,176	Diodes, Inc. (a)	680
200	Exar Corp. (a)	2
24,245	Fairchild Semiconductor International, Inc. (a)	349
22,529	GSI Technology, Inc. (a)	141
1,151	Hittite Microwave Corp. (a)	72
400	Inphi Corp. (a)	4
10,419	Integrated Silicon Solution, Inc. (a)	94
600	Intermolecular, Inc. (a)	5
13,000	International Rectifier Corp. (a)	231
10,192	IXYS Corp.	93
8,446	Maxim Integrated Products, Inc.	248
200	MaxLinear, Inc., Class – A (a)	1
1,800	Micrel, Inc.	17
10,306	Microsemi Corp. (a)	217
1,500	MIPS Technologies, Inc. (a)	12
14,960	Monolithic Power Systems, Inc.	333
200	NVE Corp. (a)	11
15,030	ON Semiconductor Corp. (a)	106
100	Peregrine Semiconductor Corp. (a)	2
1,500	PLX Technology, Inc. (a)	5
1,100	Power Integrations, Inc.	37
1,300	QuickLogic Corp. (a)	3

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors (continued)
300	Rambus, Inc. (a)	$1
1,200	RF Micro Devices, Inc. (a)	5
8,513	Semtech Corp. (a)	246
2,600	Silicon Image, Inc. (a)	13
2,457	Silicon Laboratories, Inc. (a)	103
14,118	Skyworks Solutions, Inc. (a)	287
9,998	Spansion, Inc., Class – A (a)	139
700	SunPower Corp. (a)	4
13,950	TriQuint Semiconductor, Inc. (a)	68
900	Volterra Semiconductor Corp. (a)	15
		4,365
	Soft Drinks — 0.10%
1,760	Coca-Cola Bottling Co. Consolidated	117
400	Heckmann Corp. (a)	2
500	National Beverage Corp.	7
		126
	Specialized Consumer Services — 0.50%
4,879	Coinstar, Inc. (a)	254
200	Collectors Universe, Inc.	2
7,791	Hillenbrand, Inc.	176
600	LifeLock, Inc. (a)	5
100	Mac-Gray Corp.	1
500	Matthews International Corp., Class – A	16
5,980	Regis Corp.	101
2,379	Sotheby's	80
545	Steiner Leisure Ltd. (a)	27
		662
	Specialized Finance — 0.97%
4,240	Encore Capital Group, Inc. (a)	130
21,673	Gain Capital Holdings, Inc.	89
6,949	Interactive Brokers Group, Inc., Class – A	95
1,400	MarketAxess Holdings, Inc.	49
100	MicroFinancial, Inc.	1
2,460	Moody's Corp.	124
26,469	PHH Corp. (a)	602
620	Portfolio Recovery Associates, Inc. (a)	66
4,744	The NASDAQ OMX Group, Inc.	119
		1,275
	Specialized Real Estate Investment Trusts — 1.16%
9,348	CubeSmart	136
62,393	DiamondRock Hospitality Co.	562
2,800	FelCor Lodging Trust, Inc. (a)	13
3,633	LaSalle Hotel Properties	92
300	LTC Properties, Inc.	11
900	National Health Investors, Inc.	51

Shares	Security Description	Value (000)
	Specialized Real Estate Investment Trusts (continued)
4,200	OMEGA Healthcare Investors, Inc.	$100
5,115	Potlatch Corp.	200
932	Ryman Hospitality Properties, Inc.	36
959	Sovran Self Storage, Inc.	60
22,171	Strategic Hotels & Resorts, Inc. (a)	142
9,707	Sunstone Hotel Investors, Inc. (a)	104
300	Universal Health Realty Income Trust	15
		1,522
	Specialty Chemicals — 1.25%
5,417	A. Schulman, Inc.	157
300	ADA-ES, Inc. (a)	5
3,853	Albemarle Corp.	239
1,100	Balchem Corp.	40
1,700	Celanese Corp., Series A	76
2,600	Chemtura Corp. (a)	55
1,800	Flotek Industries, Inc. (a)	22
200	GSE Holding, Inc. (a)	1
1,900	H.B. Fuller Co.	66
2,723	Innophos Holdings, Inc.	127
100	Innospec, Inc.	3
300	KMG Chemicals, Inc.	5
300	Landec Corp. (a)	3
3,084	Minerals Technologies, Inc.	123
891	NewMarket Corp.	234
5,704	OM Group, Inc. (a)	127
1,700	Omnova Solutions, Inc. (a)	12
2,672	PolyOne Corp.	55
2,424	Quaker Chemical Corp.	130
2,860	Stepan Co.	159
300	Zep, Inc.	4
		1,643
	Specialty Stores — 0.63%
100	Barnes & Noble, Inc. (a)	1
6,347	Cabela's, Inc. (a)	265
100	Conn's, Inc. (a)	3
200	Five Below, Inc. (a)	6
948	Hibbett Sports, Inc. (a)	50
13,915	OfficeMax, Inc.	136
300	Teavana Holdings, Inc. (a)	5
2,185	Tractor Supply Co.	193
1,097	Vitamin Shoppe, Inc. (a)	63
9,143	West Marine, Inc. (a)	98
100	Winmark Corp.	6
		826

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Steel — 0.66%
700	AK Steel Holding Corp.	$3
7,380	Allegheny Technologies, Inc.	224
4,232	Carpenter Technology Corp.	218
200	Handy & Harman Ltd. (a)	3
400	Haynes International, Inc.	21
100	Metals USA Holdings Corp.	2
6,619	Olympic Steel, Inc.	147
3,928	Schnitzer Steel Industries, Inc., Class – A	119
9,094	Steel Dynamics, Inc.	125
		862
	Systems Software — 0.60%
8,525	AVG Technologies NV (a)	135
1,636	CommVault Systems, Inc. (a)	114
300	Eloqua, Inc. (a)	7
1,200	FalconStor Software, Inc. (a)	3
200	Fleetmatics Group Ltd. (a)	5
400	Imperva, Inc. (a)	13
300	Infoblox, Inc. (a)	5
5,243	Progress Software Corp. (a)	110
200	Proofpoint, Inc. (a)	2
200	Qualys, Inc. (a)	3
20,131	Rovi Corp. (a)	311
1,055	Sourcefire, Inc. (a)	50
500	VASCO Data Security International, Inc. (a)	4
1,400	Websense, Inc. (a)	21
		783
	Technology Distributors — 1.62%
100	Electro Rent Corp.	2
46,104	Ingram Micro, Inc., Class – A (a)	780
41,705	Insight Enterprises, Inc. (a)	724
10,343	PC Connection, Inc.	119
3,188	ScanSource, Inc. (a)	101
8,611	SYNNEX Corp. (a)	296
2,216	Tech Data Corp. (a)	101
		2,123
	Thrifts & Mortgage Finance — 1.20%
100	Apollo Residential Mortgage, Inc.	2
10,605	Astoria Financial Corp.	99
200	Beneficial Mutual Bancorp, Inc. (a)	2
5,366	Bofl Holding, Inc. (a)	150
7,863	Dime Community Bancshares	109
6,096	First Defiance Financial Corp.	117
13,518	First Niagara Financial Group, Inc.	107
7,830	Flushing Financial Corp.	120
700	Nationstar Mortgage Holdings, Inc. (a)	22

Shares	Security Description	Value (000)
	Thrifts & Mortgage Finance (continued)
7,266	OceanFirst Financial Corp.	$100
300	Ocwen Financial Corp. (a)	10
600	Oritani Financial Corp.	9
15,080	Provident Financial Services, Inc.	225
100	Tree.com, Inc.	2
8,301	Walker & Dunlop, Inc. (a)	138
8,518	WSFS Financial Corp.	360
		1,572
	Tires & Rubber — 0.15%
7,860	Cooper Tire & Rubber Co.	199
	Tobacco — 0.11%
5,200	Star Scientific, Inc. (a)	14
2,276	Universal Corp.	113
1,538	Vector Group Ltd.	23
		150
	Trading Companies & Distributors — 1.11%
200	Aceto Corp.	2
8,699	Aircastle Ltd.	109
7,167	Applied Industrial Technologies, Inc.	301
1,700	Beacon Roofing Supply, Inc. (a)	57
300	DXP Enterprises, Inc. (a)	15
200	Edgen Group, Inc. (a)	1
3,051	GATX Corp.	132
600	H&E Equipment Services, Inc.	9
200	Houston Wire & Cable Co.	3
1,000	Kaman Corp.	37
9,987	MRC Global, Inc. (a)	277
6,322	SeaCube Container Leasing Ltd.	119
600	TAL International Group, Inc.	22
500	Textainer Group Holdings Ltd.	16
600	Titan Machinery, Inc. (a)	15
4,504	Watsco, Inc.	337
		1,452
	Trucking — 1.17%
1,201	AMERCO, Inc.	152
4,000	Avis Budget Group, Inc. (a)	79
800	Celadon Group, Inc.	15
23,413	Con-way, Inc.	651
1,400	Heartland Express, Inc.	18
2,100	Knight Transportation, Inc.	31
2,549	Landstar System, Inc.	134
2,650	Old Dominion Freight Line, Inc. (a)	91
200	Quality Distribution, Inc. (a)	1
300	Roadrunner Transportation Systems, Inc. (a)	5
2,963	Ryder System, Inc.	148
100	Saia, Inc. (a)	2

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Trucking (continued)
2,900	Swift Transportation Co. (a)	$27
7,600	Universal Truckload Services, Inc.	139
1,400	Werner Enterprises, Inc.	30
800	Zipcar, Inc. (a)	7
		1,530
	Water Utilities — 0.03%
100	American States Water Co.	5
500	Cadiz, Inc. (a)	4
800	California Water Service Group	15
300	Connecticut Water Service, Inc.	9
200	SJW Corp.	5
400	The York Water Co.	7
		45
	Wireless Telecommunication Services — 0.72%
500	Leap Wireless International, Inc. (a)	3
9,037	MetroPCS Communications, Inc. (a)	90
46,142	NII Holdings, Inc. (a)	329
600	NTELOS Holding Corp.	8
4,290	SBA Communications Corp., Class – A (a)	305
5,024	Telephone & Data Systems, Inc.	111
8,341	USA Mobility, Inc.	97
		943
	Total Common Stocks	129,000
	Contingent Rights — 0.00%
	Biotechnology — 0.00%
2,000	Allos Therapeutics, Inc. (a)*	—
		—
	Oil & Gas Refining & Marketing — 0.00%
7,574	CVR Energy, Inc. (a)*	—
	Total Contingent Rights	—

Shares or Principal Amount (000)	Security Description	Value (000)
	Warrant — 0.00%
	Oil & Gas Exploration & Production — 0.00%
450	Magnum Hunter Resources Corp. (a)*	$—
	Total Warrant	—
	U.S. Treasury Obligations — 0.04%
$35	U.S. Treasury Bills, 0.09%, 3/7/13 (b) (c)	35
14	U.S. Treasury Bills, 0.09%, 2/7/13 (b) (c)	14
	Total U.S. Treasury Obligations	49
	Time Deposit — 1.20%
1,575	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/2/13	1,575
	Total Time Deposit	1,575
	Mutual Fund — 0.55%
727,000	Alliance Money Market Fund Prime Portfolio, 0.11% (d)	727
	Total Mutual Fund	727
	Total Investments (cost $110,702) — 100.10%	131,351
	Liabilities in excess of other assets — (0.10)%	(135)
	Net Assets — 100.00%	$131,216

Amounts designated as “ — ” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2012 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.
(a)	Represents non-income producing security.
(b)	Rate disclosed represents effective yield at purchase.
(c)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(d)	The rate disclosed is the rate in effect on December 31, 2012.

NYS — New York Registered Shares

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2012 (Unaudited)

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the Notes to Financial Statements.

The Small Capitalization Equity Portfolio	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Pzena Investment Management, LLC	SSgA Funds Management, Inc.	SSgA Funds Management, Inc. - Fundamental Value Index	Total
Common Stocks	19.85%	15.69%	16.85%	16.46%	29.46%	98.31%
Contingent Rights	—	—	—	—	0.00%	0.00%
Warrant	—	—	—	0.00%	—	0.00%
U.S. Treasury Obligations	—	—	—	0.04%	—	0.04%
Time Deposits	0.61%	0.47%	0.12%	—	—	1.20%
Mutual Funds	—	—	—	0.31%	0.24%	0.55%
Other Assets (Liabilities)	0.03%	-0.15%	0.10%	0.06%	-0.14%	-0.10%
Total Investments	20.49%	16.01%	17.07%	16.87%	29.56%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2012.

Long Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
6	Russell 2000 Mini Index Future	$508	3/18/13	$15
	Net Unrealized Appreciation/(Depreciation)			$15

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.19%
	Advertising — 0.44%
157,717	Harte-Hanks, Inc.	$931
	Aerospace & Defense — 2.81%
13,485	AAR Corp.	252
3,541	Alliant Techsystems, Inc.	219
3,666	Cubic Corp.	176
36,821	Curtiss-Wright Corp.	1,209
29,810	Engility Holdings, Inc. (a)	574
9,005	Esterline Technologies Corp. (a)	573
17,814	Exelis, Inc.	201
11,021	GeoEye, Inc. (a)	339
19,037	Huntington Ingalls Industries, Inc.	825
9,061	Moog, Inc., Class – A (a)	372
2,556	National Presto Industries, Inc.	176
36,264	Orbital Sciences Corp. (a)	499
8,405	Triumph Group, Inc.	549
		5,964
	Agricultural Products — 0.08%
10,442	Darling International, Inc. (a)	168
	Air Freight & Logistics — 0.40%
34,141	Air Transport Services Group, Inc. (a)	137
4,183	Atlas Air Worldwide Holdings, Inc. (a)	185
8,848	Hub Group, Inc., Class – A (a)	297
17,600	UTI Worldwide, Inc.	236
		855
	Airlines — 1.41%
9,889	Alaska Air Group, Inc. (a)	426
25,569	Hawaiian Holdings, Inc. (a)	168
61,087	JetBlue Airways Corp. (a)	349
62,480	United Continental Holdings, Inc. (a)	1,461
42,927	US Airways Group, Inc. (a)	579
		2,983
	Alternative Carriers — 0.17%
36,428	Premiere Global Services, Inc. (a)	356
	Apparel Retail — 1.14%
77,257	Aeropostale, Inc. (a)	1,005
50,060	Casual Male Retail Group, Inc. (a)	210
19,635	Chico's FAS, Inc.	362
4,530	Rue21, Inc. (a)	129
8,188	Shoe Carnival, Inc.	168
22,098	Stein Mart, Inc.	167
4,806	The Buckle, Inc.	214
5,892	The Cato Corp., Class – A	162
		2,417
	Apparel, Accessories & Luxury Goods — 1.18%
10,193	G-III Apparel Group Ltd. (a)	349
6,260	Hanesbrands, Inc. (a)	224
9,000	Maidenform Brands, Inc. (a)	175
8,826	Movado Group, Inc.	271
88,920	The Jones Group, Inc.	984

Shares	Security Description	Value (000)
	Apparel, Accessories & Luxury Goods (continued)
8,349	Under Armour, Inc., Class – A (a)	$405
3,700	Vera Bradley, Inc. (a)	93
		2,501
	Application Software — 1.98%
7,200	Advent Software, Inc. (a)	154
19,095	Compuware Corp. (a)	207
8,775	Ebix, Inc.	141
5,355	Ellie Mae, Inc. (a)	149
5,326	ePlus, Inc.	220
4,124	Fair Isaac Corp.	173
12,022	Guidewire Software, Inc. (a)	357
11,580	Mentor Graphics Corp. (a)	197
26,328	Parametric Technology Corp. (a)	593
11,824	SolarWinds, Inc. (a)	620
9,205	The Ultimate Software Group, Inc. (a)	869
6,213	TIBCO Software, Inc. (a)	137
30,665	TiVo, Inc. (a)	378
		4,195
	Asset Management & Custody Banks — 0.93%
15,454	Calamos Asset Management, Inc., Class – A	163
29,373	Fifth Street Finance Corp.	306
25,400	Financial Engines, Inc. (a)	705
7,155	Main Street Capital Corp.	218
16,696	Waddell & Reed Financial, Inc., Class – A	582
		1,974
	Auto Parts & Equipment — 0.90%
4,824	Autoliv, Inc.	325
56,950	Dana Holding Corp.	889
15,899	Federal-Mogul Corp. (a)	127
26,840	Modine Manufacturing Co. (a)	218
12,496	Standard Motor Products, Inc.	278
2,300	Tenneco, Inc. (a)	81
		1,918
	Automobile Manufacturers — 0.80%
15,730	Tesla Motors, Inc. (a)	533
31,055	Thor Industries, Inc.	1,162
		1,695
	Automotive Retail — 0.48%
3,785	Group 1 Automotive, Inc.	235
13,816	Lithia Motors, Inc., Class – A	517
12,840	Sonic Automotive, Inc., Class – A	268
		1,020
	Biotechnology — 1.57%
53,310	Arena Pharmaceuticals, Inc. (a)	481
84,087	Astex Pharmaceuticals, Inc. (a)	245
1,773	BioMarin Pharmaceutical, Inc. (a)	87
17,189	Cepheid, Inc. (a)	581
6,333	Cubist Pharmaceuticals, Inc. (a)	266
11,722	Emergent BioSolutions, Inc. (a)	188
12,815	Exact Sciences Corp. (a)	136
1,493	Genomic Health, Inc. (a)	41

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
13,400	InterMune, Inc. (a)	$130
27,362	Maxygen, Inc.	67
11,327	Myriad Genetics, Inc. (a)	309
41,027	Nanosphere, Inc. (a)	118
9,143	NPS Pharmaceuticals, Inc. (a)	83
25,781	PDL BioPharma, Inc.	182
23,784	SciClone Pharmaceuticals, Inc. (a)	102
11,272	Spectrum Pharmaceuticals, Inc.	126
3,475	United Therapeutics Corp. (a)	186
		3,328
	Building Products — 1.81%
7,765	A.O. Smith Corp.	490
11,200	Apogee Enterprises, Inc.	269
27,813	Fortune Brands Home & Security, Inc. (a)	813
105,916	Griffon Corp.	1,214
10,270	Lennox International, Inc.	539
100	Owens Corning, Inc. (a)	4
4,310	Trex Co., Inc. (a)	160
9,313	Universal Forest Products, Inc.	354
		3,843
	Casinos & Gaming — 0.31%
3,089	Churchill Downs, Inc.	205
18,953	Monarch Casino & Resort, Inc. (a)	207
14,386	WMS Industries, Inc. (a)	252
		664
	Coal & Consumable Fuels — 0.28%
10,263	Cloud Peak Energy, Inc. (a)	198
3,300	CONSOL Energy, Inc.	106
22,977	Hallador Energy Co.	190
16,500	KiOR, Inc., Class – A (a)	106
		600
	Commercial Printing — 0.32%
6,985	Deluxe Corp.	225
11,495	Ennis, Inc.	178
20,135	InnerWorkings, Inc. (a)	277
		680
	Commodity Chemicals — 0.45%
5,050	Georgia Gulf Corp.	208
14,898	Methanex Corp.	475
3,356	Westlake Chemical Corp.	266
		949
	Communications Equipment — 0.88%
4,524	ADTRAN, Inc.	88
17,436	Arris Group, Inc. (a)	261
12,247	Aruba Networks, Inc. (a)	254
6,098	Black Box Corp.	148
17,737	Globecomm Systems, Inc. (a)	201
12,759	Oplink Communications, Inc. (a)	199

Shares	Security Description	Value (000)
	Communications Equipment (continued)
17,146	Polycom, Inc. (a)	$179
11,919	Riverbed Technology, Inc. (a)	235
7,395	Ruckus Wireless, Inc. (a)	167
72,414	Westell Technologies, Inc., Class – A (a)	134
		1,866
	Computer & Electronics Retail — 0.70%
9,574	GameStop Corp., Class – A	240
15,140	hhgregg, Inc. (a)	106
43,238	RadioShack Corp.	92
21,313	Rent-A-Center, Inc.	733
8,974	REX American Resources Corp. (a)	173
15,120	Systemax, Inc.	146
		1,490
	Computer Hardware — 0.29%
7,760	Stratasys Ltd. (a)	622
	Computer Storage & Peripherals — 0.69%
26,335	Fusion-io, Inc. (a)	604
6,467	Lexmark International, Inc., Class – A	150
12,976	QLogic Corp. (a)	126
6,340	Synaptics, Inc. (a)	190
9,086	Western Digital Corp.	386
		1,456
	Construction & Engineering — 1.66%
10,724	AECOM Technology Corp. (a)	255
9,046	Foster Wheeler AG (a)	220
2,760	Jacobs Engineering Group, Inc. (a)	118
12,636	MasTec, Inc. (a)	315
20,040	McDermott International, Inc. (a)	221
6,677	Michael Baker Corp.	167
41,883	Pike Electric Corp.	400
22,648	Primoris Services Corp.	341
16,385	Quanta Services, Inc. (a)	447
17,337	Sterling Construction Co., Inc. (a)	172
62,588	Tutor Perini Corp. (a)	857
		3,513
	Construction & Farm Machinery & Heavy Trucks — 1.33%
5,457	Alamo Group, Inc.	178
1,330	Astec Industries, Inc.	44
4,651	CNH Global NV – NYS	187
25,900	Meritor, Inc. (a)	122
10,663	Miller Industries, Inc.	163
1,512	NACCO Industries, Inc., Class – A	92
8,656	Oshkosh Corp. (a)	257
31,872	The Manitowoc Co., Inc.	500
7,217	Trinity Industries, Inc.	258
62,160	Wabash National Corp. (a)	558
4,255	WABCO Holdings, Inc. (a)	277
7,072	Westport Innovations, Inc. (a)	189
		2,825

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction Materials — 0.51%
10,120	Eagle Materials, Inc.	$592
2,000	Martin Marietta Materials, Inc.	189
5,870	Texas Industries, Inc. (a)	299
		1,080
	Consumer Electronics — 0.26%
6,154	Harman International Industries, Inc.	275
14,081	Universal Electronics, Inc. (a)	272
		547
	Consumer Finance — 0.45%
3,912	Cash America International, Inc.	155
12,073	EZCORP, Inc., Class – A (a)	240
10,690	Green Dot Corp., Class – A (a)	130
7,681	Nelnet, Inc., Class – A	229
2,641	World Acceptance Corp. (a)	197
		951
	Data Processing & Outsourced Services — 1.21%
8,233	Broadridge Financial Solutions, Inc.	188
4,941	Cass Information Systems, Inc.	208
11,931	Convergys Corp.	196
9,462	CoreLogic, Inc. (a)	255
10,120	CSG Systems International, Inc. (a)	184
3,148	DST Systems, Inc.	191
24,019	Global Cash Access Holdings, Inc. (a)	188
2,813	Global Payments, Inc.	127
8,675	Jack Henry & Associates, Inc.	341
5,266	Syntel, Inc.	282
10,887	TeleTech Holdings, Inc. (a)	194
7,140	VeriFone Systems, Inc. (a)	212
		2,566
	Department Stores — 0.11%
2,709	Dillard's, Inc., Class – A	227
	Distributors — 0.06%
19,249	VOXX International Corp. (a)	130
	Diversified Banks — 0.08%
8,241	Banco Latinoamericano de Comercio Exterior SA, Class – E	178
	Diversified Chemicals — 0.91%
21,159	Cabot Corp.	842
15,415	FMC Corp.	902
8,331	Olin Corp.	180
		1,924
	Diversified Metals & Mining — 0.19%
15,500	Horsehead Holding Corp. (a)	158
3,069	RTI International Metals, Inc. (a)	85
9,770	US Silica Holdings, Inc.	163
		406
	Diversified Real Estate Activities — 0.23%
10,055	Alexander & Baldwin, Inc. (a)	295
6,819	Coresite Realty Corp.	189
		484

Shares	Security Description	Value (000)
	Diversified Real Estate Investment Trusts — 0.53%
41,748	CapLease, Inc.	$233
7,982	Colonial Properties Trust	171
22,798	Cousins Properties, Inc.	190
69,214	Gramercy Capital Corp. (a)	203
2,572	PS Business Parks, Inc.	167
14,225	Winthrop Realty Trust, Inc.	157
		1,121
	Diversified Support Services — 0.25%
3,400	Higher One Holdings, Inc. (a)	36
10,220	KAR Auction Services, Inc.	207
4,600	Ritchie Bros. Auctioneers, Inc.	96
2,745	UniFirst Corp.	201
		540
	Education Services — 0.78%
7,955	Bridgepoint Education, Inc. (a)	82
5,000	Capella Education Co. (a)	141
26,242	DeVry, Inc.	623
2,861	ITT Educational Services, Inc. (a)	49
29,453	K12, Inc. (a)	602
27,681	Lincoln Educational Services Corp.	155
		1,652
	Electric Utilities — 0.93%
4,123	ALLETE, Inc.	169
6,476	Avista Corp.	156
4,129	Cleco Corp.	165
14,790	El Paso Electric Co.	472
4,047	IDACORP, Inc.	176
4,021	ITC Holdings Corp.	309
6,614	Portland General Electric Co.	181
8,180	The Empire District Electric Co.	167
4,416	UNS Energy Corp.	187
		1,982
	Electrical Components & Equipment — 2.47%
13,115	Anixter International, Inc.	839
15,277	Belden, Inc.	687
44,184	Brady Corp., Class – A	1,476
14,477	Chase Corp.	269
9,245	Encore Wire Corp.	280
14,385	EnerSys (a)	541
21,766	GrafTech International Ltd. (a)	205
3,146	Hubbell, Inc., Class – B	266
10,680	Polypore International, Inc. (a)	497
3,084	Preformed Line Products Co.	183
		5,243
	Electronic Components — 1.01%
16,632	AVX Corp.	179
4,125	Dolby Laboratories, Inc., Class – A	121
15,409	DTS, Inc. (a)	257
6,693	Littelfuse, Inc.	413

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Components (continued)
19,392	Rogers Corp. (a)	$963
19,034	Vishay Intertechnology, Inc. (a)	203
		2,136
	Electronic Equipment & Instruments — 0.47%
3,200	Itron, Inc. (a)	143
10,668	National Instruments Corp.	275
14,529	Newport Corp. (a)	195
2,875	OSI Systems, Inc. (a)	184
9,363	Rofin-Sinar Technologies, Inc. (a)	203
		1,000
	Electronic Manufacturing Services — 1.14%
49,255	Flextronics International Ltd. (a)	306
16,598	IPG Photonics Corp.	1,106
11,855	Jabil Circuit, Inc.	229
7,125	Multi-Fineline Electronix, Inc. (a)	144
6,250	Plexus Corp. (a)	161
4,840	Trimble Navigation Ltd. (a)	289
19,299	TTM Technologies, Inc. (a)	178
		2,413
	Environmental & Facilities Services — 0.13%
2,162	Clean Harbors, Inc. (a)	119
77,994	Metalico, Inc. (a)	153
		272
	Food Distributors — 0.15%
8,308	Nash Finch Co.	177
9,752	Spartan Stores, Inc.	150
		327
	Food Retail — 0.47%
11,096	Ingles Markets, Inc., Class – A	191
4,148	The Andersons, Inc.	178
13,013	The Fresh Market, Inc. (a)	626
		995
	Footwear — 0.96%
11,049	Deckers Outdoor Corp. (a)	445
10,249	Iconix Brand Group, Inc. (a)	229
13,135	R.G. Barry Corp.	186
30,781	Skechers USA, Inc., Class – A (a)	569
15,572	Tumi Holdings, Inc. (a)	325
6,784	Wolverine World Wide, Inc.	278
		2,032
	Forest Products — 0.17%
18,391	Louisiana-Pacific Corp. (a)	355
	Gas Utilities — 0.53%
3,930	Chesapeake Utilities Corp.	178
3,947	Southwest Gas Corp.	167
4,367	The Laclede Group, Inc.	169
18,702	UGI Corp.	612
		1,126

Shares	Security Description	Value (000)
	General Merchandise Stores — 0.19%
4,362	Dollar Tree, Inc. (a)	$177
16,914	Fred's, Inc., Class – A	225
		402
	Gold — 0.15%
6,080	Agnico-Eagle Mines Ltd.	319
	Health Care Distributors — 0.65%
3,460	MWI Veterinary Supply, Inc. (a)	380
27,009	Owens & Minor, Inc.	770
15,928	PharMerica Corp. (a)	227
		1,377
	Health Care Equipment — 2.06%
34,012	CryoLife, Inc.	212
11,325	Cyberonics, Inc. (a)	595
60,011	DexCom, Inc. (a)	817
7,946	Greatbatch, Inc. (a)	185
7,741	Hill-Rom Holdings, Inc.	220
49,808	Insulet Corp. (a)	1,057
11,638	Invacare Corp.	190
22,000	MAKO Surgical Corp. (a)	283
5,961	Sirona Dental Systems, Inc. (a)	384
19,000	Symmetry Medical, Inc. (a)	200
26,704	Syneron Medical Ltd. (a)	231
		4,374
	Health Care Facilities — 1.83%
4,857	Acadia Healthcare Co., Inc. (a)	113
5,814	AmSurg Corp. (a)	174
12,414	Assisted Living Concepts, Inc., Class – A	121
6,133	Community Health Systems, Inc.	189
22,900	Health Management Associates, Inc., Class – A (a)	213
7,372	HealthSouth Corp. (a)	156
18,372	LifePoint Hospitals, Inc. (a)	694
3,824	National Healthcare Corp.	180
17,304	Select Medical Holdings Corp.	163
8,160	Tenet Healthcare Corp. (a)	265
6,104	The Ensign Group, Inc.	166
68,372	VCA Antech, Inc. (a)	1,439
		3,873
	Health Care Services — 0.83%
7,716	Almost Family, Inc.	156
6,200	Catamaran Corp. (a)	292
2,845	Chemed Corp.	195
12,685	HMS Holdings Corp. (a)	329
10,378	LHC Group, Inc. (a)	221
4,370	MEDNAX, Inc. (a)	348
12,836	Providence Service Corp. (a)	218
		1,759
	Health Care Supplies — 0.60%
3,590	Haemonetics Corp. (a)	147
4,799	Neogen Corp. (a)	217

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Supplies (continued)
9,167	The Cooper Cos., Inc.	$848
27,400	Unilife Corp. (a)	62
		1,274
	Health Care Technology — 0.56%
8,980	athenahealth, Inc. (a)	659
8,267	Medidata Solutions, Inc. (a)	324
8,470	Vocera Communications, Inc. (a)	213
		1,196
	Home Entertainment Software — 0.08%
12,300	Electronic Arts, Inc. (a)	179
	Home Improvement Retail — 0.15%
5,865	Lumber Liquidators Holdings, Inc. (a)	310
	Homebuilding — 0.21%
11,845	Meritage Homes Corp. (a)	442
	Homefurnishing Retail — 0.43%
14,975	Kirkland's, Inc. (a)	159
28,809	Select Comfort Corp. (a)	754
		913
	Household Appliances — 0.48%
5,181	Helen of Troy Ltd. (a)	173
4,741	Snap-on, Inc.	375
10,680	SodaStream International Ltd. (a)	479
		1,027
	Housewares & Specialties — 0.46%
11,685	American Greetings Corp., Class – A	197
8,350	CSS Industries, Inc.	183
13,815	Lifetime Brands, Inc.	147
6,884	Tupperware Brands Corp.	441
		968
	Human Resource & Employment Services — 0.20%
13,855	Kelly Services, Inc., Class – A	218
12,361	Korn/Ferry International (a)	196
		414
	Industrial Conglomerates — 0.41%
3,025	Carlisle Cos., Inc.	178
22,455	Kimball International, Inc., Class – B	261
81	Seaboard Corp.	205
4,237	Standex International Corp.	217
		861
	Industrial Machinery — 3.96%
42,825	Actuant Corp., Class – A	1,195
9,631	Ampco-Pittsburgh Corp.	192
10,313	Briggs & Stratton Corp.	217
7,198	Chart Industries, Inc. (a)	480
20,456	CIRCOR International, Inc.	810
41,857	Harsco Corp.	984
2,911	Hyster-Yale Materials Handling, Inc.	142
5,800	IDEX Corp.	270
12,666	John Bean Technologies Corp.	225
9,346	Kennametal, Inc.	374

Shares	Security Description	Value (000)
	Industrial Machinery (continued)
9,283	Lincoln Electric Holdings, Inc.	$452
188,005	Mueller Water Products, Inc., Class – A	1,055
4,865	Pall Corp.	293
2,182	Pentair Ltd. – Registered	107
15,531	Proto Labs, Inc. (a)	612
3,880	Tennant Co.	171
2,112	The Middleby Corp. (a)	271
3,985	Valmont Industries, Inc.	544
		8,394
	Industrial Real Estate Investment Trusts — 0.22%
4,956	EastGroup Properties, Inc.	267
14,159	First Industrial Realty Trust, Inc. (a)	199
		466
	Integrated Oil & Gas — 0.20%
7,837	Interoil Corp. (a)	435
	Internet Software & Services — 2.95%
4,400	Akamai Technologies, Inc. (a)	180
13,946	Blucora, Inc. (a)	219
41,234	Cogent Communications Group, Inc.	934
4,500	comScore, Inc. (a)	62
5,520	Constant Contact, Inc. (a)	78
18,803	Demandware, Inc. (a)	514
10,667	Digital River, Inc. (a)	153
23,413	EarthLink, Inc.	151
27,413	Global Sources Ltd. (a)	178
7,700	Intralinks Holdings, Inc. (a)	47
6,620	j2 Global, Inc.	202
11,782	Keynote Systems, Inc.	166
4,852	LivePerson, Inc. (a)	64
21,864	Millennial Media, Inc. (a)	274
122,020	Monster Worldwide, Inc. (a)	686
47,201	QuinStreet, Inc. (a)	317
7,833	Rackspace Hosting, Inc. (a)	582
20,300	Responsys, Inc. (a)	121
41,454	United Online, Inc.	232
12,088	ValueClick, Inc. (a)	235
3,800	VeriSign, Inc. (a)	147
7,030	Web.com Group, Inc. (a)	104
22,266	Yelp, Inc. (a)	420
69,583	Zix Corp. (a)	195
		6,261
	Investment Banking & Brokerage — 0.90%
14,808	FXCM, Inc., Class – A	149
16,100	Jefferies Group, Inc.	299
32,283	KKR Financial Holdings LLC	341
4,400	LPL Financial Holdings, Inc.	124
11,158	Oppenheimer Holdings, Inc., Class – A	193
8,558	Raymond James Financial, Inc.	330
14,644	Stifel Financial Corp. (a)	468
		1,904

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Consulting & Other Services — 0.72%
12,212	Acxiom Corp. (a)	$213
11,260	Booz Allen Hamilton Holding Corp.	157
3,116	CACI International, Inc., Class – A (a)	171
12,146	Computer Task Group, Inc. (a)	221
15,355	InterXion Holding NV (a)	365
7,623	ManTech International Corp., Class – A	198
3,064	MAXIMUS, Inc.	194
		1,519
	Leisure Facilities — 0.13%
5,275	Vail Resorts, Inc.	285
	Leisure Products — 0.78%
18,237	Brunswick Corp.	531
49,306	JAKKS Pacific, Inc.	617
8,991	Johnson Outdoors, Inc., Class – A (a)	179
39,148	Leapfrog Enterprises, Inc. (a)	338
		1,665
	Life & Health Insurance — 1.51%
95,714	American Equity Investment Life Holding Co.	1,169
6,318	FBL Financial Group, Inc., Class – A	216
1,217	National Western Life Insurance Co., Class – A	192
27,875	Primerica, Inc.	836
21,426	Protective Life Corp.	612
13,684	Symetra Financial Corp.	178
		3,203
	Life Sciences Tools & Services — 0.91%
35,913	Affymetrix, Inc. (a)	114
1,741	Bio-Rad Laboratories, Inc., Class – A (a)	183
5,304	Charles River Laboratories International, Inc. (a)	199
3,962	Covance, Inc. (a)	229
46,571	Harvard Bioscience, Inc. (a)	204
4,965	ICON PLC – Sponsored ADR (a)	138
5,152	Illumina, Inc. (a)	286
13,118	Luminex Corp. (a)	220
6,209	PAREXEL International Corp. (a)	183
9,253	QIAGEN NV (a)	168
		1,924
	Managed Health Care — 0.24%
3,775	Magellan Health Services, Inc. (a)	185
9,482	Triple-S Management Corp., Class – B (a)	175
3,127	WellCare Health Plans, Inc. (a)	152
		512
	Marine — 0.27%
9,414	International Shipholding Corp.	155
2,663	Kirby Corp. (a)	165
10,015	Matson, Inc.	248
		568

Shares	Security Description	Value (000)
	Marine Ports & Services — 0.09%
9,027	CAI International, Inc. (a)	$198
	Metal & Glass Containers — 0.47%
7,486	AptarGroup, Inc.	357
17,581	Crown Holdings, Inc. (a)	647
		1,004
	Mortgage Real Estate Investment Trusts — 0.65%
23,975	Anworth Mortgage Asset Corp.	139
12,254	Capstead Mortgage Corp.	140
16,294	Dynex Capital, Inc.	154
24,225	New York Mortgage Trust, Inc.	153
28,406	Redwood Trust, Inc.	480
7,466	Walter Investment Management Corp. (a)	321
		1,387
	Movies & Entertainment — 0.35%
12,020	Imax Corp. (a)	270
29,010	Lions Gate Entertainment Corp. (a)	476
		746
	Multi-line Insurance — 0.33%
12,573	American Financial Group, Inc.	497
5,700	HCC Insurance Holdings, Inc.	212
		709
	Multi-Sector Holdings — 0.05%
4,967	PICO Holdings, Inc. (a)	101
	Multi-Utilities — 0.39%
8,603	Black Hills Corp.	313
4,662	NorthWestern Corp.	162
8,783	PNM Resources, Inc.	180
5,588	Vectren Corp.	164
		819
	Office Real Estate Investment Trusts — 0.75%
5,722	Alexandria Real Estate Equities, Inc.	397
14,207	Brandywine Realty Trust	173
9,033	CommonWealth REIT	143
17,501	Corporate Office Properties Trust	437
20,950	Lexington Realty Trust	219
15,340	Parkway Properties, Inc.	215
		1,584
	Office Services & Supplies — 1.26%
102,106	American Reprographics Co. (a)	261
40,500	Herman Miller, Inc.	868
6,460	Steelcase, Inc., Class – A	82
11,068	Sykes Enterprises, Inc. (a)	168
41,975	United Stationers, Inc.	1,301
		2,680
	Oil & Gas Drilling — 0.85%
17,052	Atwood Oceanics, Inc. (a)	781
12,196	Patterson-UTI Energy, Inc.	227
17,858	Unit Corp. (a)	805
		1,813

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil & Gas Equipment & Services — 1.36%
9,171	C&J Energy Services, Inc. (a)	$196
2,262	Core Laboratories NV	247
7,646	Dawson Geophysical Co. (a)	202
5,661	Dril-Quip, Inc. (a)	413
6,070	Geospace Technologies Corp. (a)	539
16,316	Matrix Service Co. (a)	188
12,221	Natural Gas Services Group, Inc. (a)	201
28,496	Newpark Resources, Inc. (a)	224
14,882	RPC, Inc.	182
23,589	Superior Energy Services, Inc. (a)	489
		2,881
	Oil & Gas Exploration & Production — 1.43%
29,600	Abraxas Petroleum Corp. (a)	65
7,125	Berry Petroleum Co., Class – A	239
10,619	Bill Barrett Corp. (a)	189
7,446	Cabot Oil & Gas Corp.	370
17,950	Carrizo Oil & Gas, Inc. (a)	375
2,962	Contango Oil & Gas Co.	125
4,814	Continental Resources, Inc. (a)	354
10,587	EPL Oil & Gas, Inc. (a)	239
6,845	Gulfport Energy Corp. (a)	262
14,000	Kodiak Oil & Gas Corp. (a)	124
57,100	Magnum Hunter Resources Corp. (a)	228
27,083	Renewable Energy Group, Inc. (a)	159
19,485	Swift Energy Co. (a)	300
		3,029
	Oil & Gas Refining & Marketing — 0.87%
6,536	CVR Energy, Inc. (a)	319
9,839	Delek US Holdings, Inc.	249
27,117	Green Plains Renewable Energy, Inc. (a)	215
17,749	Rex Energy Corp. (a)	231
20,460	World Fuel Services Corp.	842
		1,856
	Oil & Gas Storage & Transportation — 0.14%
21,155	Knightsbridge Tankers Ltd.	111
11,251	Ship Finance International Ltd.	187
		298
	Packaged Foods & Meats — 1.00%
3,319	Annie's, Inc. (a)	111
4,499	Cal-Maine Foods, Inc.	181
34,676	Chiquita Brands International, Inc. (a)	286
20,132	Dole Food Co., Inc. (a)	231
9,010	Ingredion, Inc.	580
23,879	Omega Protein Corp. (a)	146
45,005	Smart Balance, Inc. (a)	581
		2,116
	Paper Packaging — 0.23%
26,321	Boise, Inc.	209
7,157	Packaging Corp. of America	276
		485

Shares	Security Description	Value (000)
	Paper Products — 0.29%
11,313	KapStone Paper & Packaging Corp.	$251
6,625	Neenah Paper, Inc.	189
10,608	P.H. Glatfelter Co.	185
		625
	Personal Products — 0.15%
11,029	Nutraceutical International Corp.	183
4,173	USANA Health Sciences, Inc. (a)	137
		320
	Pharmaceuticals — 0.79%
5,296	Hi-Tech Pharmacal Co., Inc.	185
8,003	Impax Laboratories, Inc. (a)	164
17,572	Nektar Therapeutics (a)	130
12,042	Obagi Medical Products, Inc. (a)	164
25,420	Pernix Therapeutics Holdings, Inc. (a)	197
2,441	Perrigo Co.	254
7,566	The Medicines Co. (a)	182
7,203	ViroPharma, Inc. (a)	164
2,770	Watson Pharmaceuticals, Inc. (a)	238
		1,678
	Property & Casualty Insurance — 2.33%
2,329	Alleghany Corp. (a)	781
9,265	American Safety Insurance Holdings Ltd. (a)	175
37,235	Argo Group International Holdings Ltd.	1,251
38,722	Aspen Insurance Holdings Ltd.	1,242
10,980	Fidelity National Financial, Inc., Class – A	259
8,417	First American Financial Corp.	203
13,983	Stewart Information Services Corp.	363
50,501	Universal Insurance Holdings, Inc.	221
12,131	W.R. Berkley Corp.	458
		4,953
	Publishing — 1.02%
6,027	Scholastic Corp.	178
76,990	Valassis Communications, Inc.	1,985
		2,163
	Railroads — 0.15%
3,688	Kansas City Southern	308
	Regional Banks — 5.35%
5,129	Alliance Financial Corp.	223
12,066	BancorpSouth, Inc.	175
89,677	BBCN Bancorp, Inc.	1,038
4,806	Camden National Corp.	163
81,664	CapitalSource, Inc.	619
6,134	Century Bancorp, Inc., Class – A	202
24,088	Columbia Banking System, Inc.	432
11,646	Cullen/Frost Bankers, Inc.	632
9,931	First Bancorp, Inc. Maine	164
1,035	First Citizens BancShares, Inc., Class – A	169
12,171	First Community Bancshares, Inc.	194
12,171	First Interstate BancSystem, Inc.	188
6,297	Great Southern Bancorp, Inc.	160
7,461	Heartland Financial USA, Inc.	195

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Regional Banks (continued)
8,887	IBERIABANK Corp.	$437
9,001	International Bancshares Corp.	162
14,920	MainSource Financial Group, Inc.	189
151,304	National Penn Bancshares, Inc.	1,410
8,089	Peoples Bancorp, Inc.	165
13,372	Popular, Inc. (a)	278
13,016	PrivateBancorp, Inc.	199
8,140	Republic Bancorp, Inc., Class – A	172
14,246	Suffolk Bancorp (a)	187
179,525	Synovus Financial Corp.	440
127,605	TCF Financial Corp.	1,550
4,750	Texas Capital Bancshares, Inc. (a)	213
12,034	Union First Market Bankshares Corp.	190
20,433	Virginia Commerce Bancorp, Inc. (a)	183
41,147	Webster Financial Corp.	846
8,214	WesBanco, Inc.	183
		11,358
	Reinsurance — 0.16%
3,084	Everest Re Group Ltd.	339
	Research and Consulting Services — 0.38%
28,922	CBIZ, Inc. (a)	171
7,737	ICF International, Inc. (a)	181
31,710	RPX Corp. (a)	287
7,170	VSE Corp.	176
		815
	Residential Real Estate Investment Trusts — 0.46%
11,573	Associated Estates Realty Corp.	186
12,320	Mid-America Apartment Communities, Inc.	798
		984
	Restaurants — 1.01%
302	Biglari Holdings, Inc. (a)	118
4,372	Bob Evans Farms, Inc.	176
6,025	Buffalo Wild Wings, Inc. (a)	439
30,921	Carrols Restaurant Group, Inc. (a)	185
4,788	CEC Entertainment, Inc.	159
6,463	Chuy's Holdings, Inc. (a)	144
2,748	Cracker Barrel Old Country Store, Inc.	177
12,028	Del Frisco's Restaurant Group, Inc. (a)	187
39,909	Denny's Corp. (a)	195
3,041	Papa John's International, Inc. (a)	167
25,586	Ruby Tuesday, Inc. (a)	201
		2,148
	Retail Real Estate Investment Trusts — 0.38%
7,576	Acadia Realty Trust	190
12,090	Pennsylvania Real Estate Investment Trust	214
13,914	Ramco-Gershenson Properties Trust	185
17,810	Retail Properties of America, Inc., Class – A	213
		802

Shares	Security Description	Value (000)
	Security & Alarm Services — 0.10%
7,595	The Brink's Co.	$217
	Semiconductor Equipment — 1.70%
12,750	Advanced Energy Industries, Inc. (a)	176
35,039	Amkor Technology, Inc. (a)	149
3,733	Cabot Microelectronics Corp.	133
4,336	Cymer, Inc. (a)	392
20,648	Entegris, Inc. (a)	190
12,136	FEI Co.	673
21,260	MEMC Electronic Materials, Inc. (a)	68
6,098	MKS Instruments, Inc.	157
3,955	Rudolph Technologies, Inc. (a)	53
12,557	Teradyne, Inc. (a)	212
5,300	Tessera Technologies, Inc.	87
26,651	Ultratech, Inc. (a)	994
10,929	Veeco Instruments, Inc. (a)	323
		3,607
	Semiconductors — 3.25%
18,654	Alpha & Omega Semiconductor Ltd. (a)	157
8,044	Altera Corp.	277
10,945	Applied Micro Circuits Corp. (a)	92
8,736	Cavium, Inc. (a)	273
64,851	Cypress Semiconductor Corp.	703
61,554	Diodes, Inc. (a)	1,068
37,878	Fairchild Semiconductor International, Inc. (a)	545
37,052	GSI Technology, Inc. (a)	232
17,105	Integrated Silicon Solution, Inc. (a)	154
23,152	International Rectifier Corp. (a)	411
16,640	IXYS Corp.	152
12,962	Maxim Integrated Products, Inc.	381
3,153	Mellanox Technologies Ltd. (a)	187
10,786	Microsemi Corp. (a)	227
21,550	Monolithic Power Systems, Inc.	480
23,100	ON Semiconductor Corp. (a)	163
11,609	Semtech Corp. (a)	336
3,713	Silicon Laboratories, Inc. (a)	155
27,712	Skyworks Solutions, Inc. (a)	563
16,486	Spansion, Inc., Class – A (a)	229
21,610	TriQuint Semiconductor, Inc. (a)	105
		6,890
	Soft Drinks — 0.08%
2,692	Coca-Cola Bottling Co. Consolidated	179
	Specialized Consumer Services — 0.71%
7,639	Coinstar, Inc. (a)	398
9,432	Hillenbrand, Inc.	213
20,310	Matthews International Corp., Class – A	652
9,817	Regis Corp.	166
2,321	Sotheby's	78
		1,507

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialized Finance — 0.92%
5,957	Encore Capital Group, Inc. (a)	$182
35,560	Gain Capital Holdings, Inc.	145
11,600	Interactive Brokers Group, Inc., Class – A	159
3,710	Moody's Corp.	187
47,247	PHH Corp. (a)	1,075
7,874	The NASDAQ OMX Group, Inc.	197
		1,945
	Specialized Real Estate Investment Trusts — 0.90%
15,374	CubeSmart	224
98,488	DiamondRock Hospitality Co.	886
6,110	LaSalle Hotel Properties	155
7,376	Potlatch Corp.	289
27,468	Strategic Hotels & Resorts, Inc. (a)	176
15,972	Sunstone Hotel Investors, Inc. (a)	171
		1,901
	Specialty Chemicals — 1.15%
8,981	A. Schulman, Inc.	260
5,952	Albemarle Corp.	370
2,600	Celanese Corp., Series A	116
21,555	Flotek Industries, Inc. (a)	263
3,098	Innophos Holdings, Inc.	144
5,724	Minerals Technologies, Inc.	228
1,648	NewMarket Corp.	432
9,452	OM Group, Inc. (a)	210
3,858	Quaker Chemical Corp.	208
3,790	Stepan Co.	210
		2,441
	Specialty Stores — 0.66%
9,144	Cabela's, Inc. (a)	382
6,635	Five Below, Inc. (a)	212
25,060	OfficeMax, Inc.	245
4,599	Tractor Supply Co.	406
15,271	West Marine, Inc. (a)	164
		1,409
	Steel — 0.65%
11,420	Allegheny Technologies, Inc.	347
7,806	Carpenter Technology Corp.	403
10,894	Olympic Steel, Inc.	241
6,408	Schnitzer Steel Industries, Inc., Class – A	194
14,857	Steel Dynamics, Inc.	204
		1,389
	Systems Software — 1.18%
13,526	AVG Technologies NV (a)	214
4,931	CommVault Systems, Inc. (a)	344
9,540	Infoblox, Inc. (a)	171
16,665	NetSuite, Inc. (a)	1,122
8,694	Progress Software Corp. (a)	182
30,899	Rovi Corp. (a)	477
		2,510

Shares	Security Description	Value (000)
	Technology Distributors — 1.79%
84,487	Ingram Micro, Inc., Class – A (a)	$1,430
72,461	Insight Enterprises, Inc. (a)	1,259
16,898	PC Connection, Inc.	194
6,142	ScanSource, Inc. (a)	195
16,272	SYNNEX Corp. (a)	559
3,631	Tech Data Corp. (a)	165
		3,802
	Thrifts & Mortgage Finance — 1.25%
17,449	Astoria Financial Corp.	163
8,824	Bofl Holding, Inc. (a)	246
12,676	Dime Community Bancshares	176
9,725	EverBank Financial Corp.	145
9,877	First Defiance Financial Corp.	190
21,847	First Niagara Financial Group, Inc.	173
12,797	Flushing Financial Corp.	196
11,921	OceanFirst Financial Corp.	164
26,135	Provident Financial Services, Inc.	390
13,651	Walker & Dunlop, Inc. (a)	227
13,645	WSFS Financial Corp.	577
		2,647
	Tires & Rubber — 0.12%
9,810	Cooper Tire & Rubber Co.	249
	Tobacco — 0.09%
3,718	Universal Corp.	186
	Trading Companies & Distributors — 1.14%
14,250	Aircastle Ltd.	179
10,950	Applied Industrial Technologies, Inc.	460
5,442	GATX Corp.	235
14,640	MRC Global, Inc. (a)	407
10,233	SeaCube Container Leasing Ltd.	193
11,825	United Rentals, Inc. (a)	538
5,312	Watsco, Inc.	398
		2,410
	Trucking — 1.03%
1,953	AMERCO, Inc.	248
43,257	Con-way, Inc.	1,203
3,897	Landstar System, Inc.	205
4,871	Ryder System, Inc.	243
5,720	Swift Transportation Co. (a)	52
12,548	Universal Truckload Services, Inc.	229
		2,180
	Wireless Telecommunication Services — 0.69%
13,896	MetroPCS Communications, Inc. (a)	138
72,393	NII Holdings, Inc. (a)	516
6,660	SBA Communications Corp., Class – A (a)	473
8,212	Telephone & Data Systems, Inc.	182
13,461	USA Mobility, Inc.	157
		1,466
	Total Common Stocks	210,458

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2012 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Contingent Right — 0.00%
	Oil & Gas Refining & Marketing — 0.00%
6,600	CVR Energy, Inc. (a)*	$—
	Total Contingent Right	—
	Time Deposit — 1.64%
$ 3,469	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/2/13	3,469
	Total Time Deposit	3,469
	Mutual Funds — 0.33%
521,815	Alliance Money Market Fund Prime Portfolio, 0.11% (b)	522
179,747	SSgA Prime Money Market Fund, 0.08% (b)	180
	Total Mutual Funds	702

Value (000)
Total Investments (cost $180,719) — 101.16%	$214,629
Liabilities in excess of other assets — (1.16)%	(2,460)
Net Assets — 100.00%	$212,169

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2012 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on December 31, 2012.

ADR — American Depositary Receipt

NYS — New York Registered Shares

REIT — Real Estate Investment Trust

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the Notes to Financial Statements.

The Institutional Small Capitalization Equity Portfolio	Cupps Capital Management, LLC	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Pzena Investment Management, LLC	SSgA Funds Management, Inc.	Total
Common Stocks	12.87%	18.84%	18.24%	19.29%	29.95%	99.19%
Contigent Rights	—	—	—	—	0.00%	0.00%
Time Deposit	—	0.79%	0.51%	0.34%	—	1.64%
Mutual Funds	0.08%	—	—	—	0.25%	0.33%
Other Assets (Liabilities)	0.04%	-0.29%	-0.48%	-0.24%	-0.19%	-1.16%
Total Net Assets	12.99%	19.34%	18.27%	19.39%	30.01%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Real Estate Securities Portfolio
Portfolio of Investments — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.93%
	Diversified Real Estate Activities — 1.56%
41,370	Coresite Realty Corp.	$1,144
	Diversified Real Estate Investment Trusts — 4.87%
52,300	American Assets Trust, Inc.	1,461
71,570	Excel Trust, Inc.	907
18,440	PS Business Parks, Inc.	1,198
		3,566
	Hotels, Resorts & Cruise Lines — 5.65%
24,670	Marriott International, Inc., Class – A	919
27,860	Starwood Hotels & Resorts Worldwide, Inc.	1,598
30,425	Wyndham Worldwide Corp.	1,619
		4,136
	Industrial Real Estate Investment Trusts — 3.31%
21,150	EastGroup Properties, Inc.	1,138
21,630	First Industrial Realty Trust, Inc. (a)	305
54,510	STAG Industrial, Inc.	979
		2,422
	Office Real Estate Investment Trusts — 9.94%
33,455	Boston Properties, Inc.	3,540
75,710	Douglas Emmett, Inc.	1,764
34,000	Kilroy Realty Corp.	1,611
4,820	SL Green Realty Corp.	369
		7,284
	Real Estate Operating Companies — 3.75%
170,190	Forest City Enterprises, Inc., Class – A (a)	2,749
	Residential Real Estate Investment Trusts — 19.73%
43,090	American Campus Communities, Inc.	1,988
24,540	AvalonBay Communities, Inc.	3,327
37,120	Camden Property Trust	2,532
64,600	Education Realty Trust, Inc.	687
27,420	Equity Lifestyle Properties, Inc.	1,845
18,020	Essex Property Trust, Inc.	2,643
28,570	Post Properties, Inc.	1,427
		14,449
	Retail Real Estate Investment Trusts — 23.27%
41,650	Acadia Realty Trust	1,045
88,500	DDR Corp.	1,386
100,570	Glimcher Realty Trust	1,115
56,959	Simon Property Group, Inc.	9,005
46,110	Taubman Centers, Inc.	3,630
77,829	Westfield Group*	859
		17,040
	Specialized Real Estate Investment Trusts — 27.85%
50,680	American Tower Corp.	3,916
21,940	Extra Space Storage, Inc.	798
79	GLP J-REIT (a)*	60
51,870	HCP, Inc.	2,344
76,600	Health Care REIT, Inc.	4,695
31,630	Public Storage	4,585
56,095	Rayonier, Inc.	2,908
102,090	Sunstone Hotel Investors, Inc. (a)	1,093
		20,399
	Total Common Stocks	73,189

Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 1.28%
$ 938	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/2/13	$938
	Total Time Deposit	938
	Total Investments (cost $51,418) — 101.21%	74,127
	Liabilities in excess of other assets — (1.21)%	(887)
	Net Assets — 100.00%	$73,240
*	Security was fair valued on December 31, 2012 and represents a level 2 security. Refer to Note 2 in the Notes to Financial Statements.
(a)	Represents non-income producing security.
REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 71.59%
	Australia — 2.87%
4,080,451	Alumina Ltd. (Aluminum)	$3,915
65,565	Amcor Ltd. (Paper Packaging)	554
143,456	BHP Billiton Ltd. (Diversified Metals & Mining)	5,599
43,002	Boral Ltd. (Construction Materials)	197
7,841	Caltex Australia Ltd. (Oil & Gas Refining & Marketing)	158
947,842	Fortescue Metals Group Ltd. (Steel)	4,722
23,479	Iluka Resources Ltd. (Diversified Metals & Mining)	227
91,331	Incitec Pivot Ltd. (Fertilizers & Agricultural Chemicals)	311
40,987	Newcrest Mining Ltd. (Gold)	959
21,040	Orica Ltd. (Commodity Chemicals)	553
58,473	Origin Energy Ltd. (Integrated Oil & Gas)	719
18,044	OZ Minerals Ltd. (Diversified Metals & Mining)	128
23,533	Rio Tinto Ltd. (Diversified Metals & Mining)	1,654
53,343	Santos Ltd. (Oil & Gas Exploration & Production)	625
9,295	Sims Metal Management Ltd. (Steel)	92
25,863	Whitehaven Coal Ltd. (Coal & Consumable Fuels)	97
36,056	Woodside Petroleum Ltd. (Oil & Gas Exploration & Production)	1,285
10,894	WorleyParsons Ltd. (Oil & Gas Equipment & Services)	268
		22,063
	Austria — 0.07%
8,000	OMV AG (Integrated Oil & Gas)	290
6,257	Voestalpine AG (Steel)	230
		520
	Belgium — 0.11%
3,338	Solvay SA (Diversified Chemicals)	486
6,430	Umicore SA (Specialty Chemicals)	356
		842
	Bermuda — 0.19%
117,000	Huabao International Holdings Ltd. (Specialty Chemicals)	58
174,000	Kunlun Energy Co. Ltd. (Oil & Gas Exploration & Production)	368
16,100	Nabors Industries Ltd. (Oil & Gas Drilling) (a)	233
98,000	Nine Dragons Paper Holdings Ltd. (Paper Products)	91
19,543	Seadrill Ltd. (Oil & Gas Drilling)	720
		1,470
	Brazil — 1.14%
40,900	Companhia Siderurgica Nacional SA (CSN) (Steel)*	237
6,513	Cosan SA Industria e Comercio (Oil & Gas Refining & Marketing) (a)*	133
14,700	Duratex SA (Forest Products)*	106
14,000	Fibria Celulose SA (Paper Products) (a)*	154

Shares	Security Description	Value (000)
	Brazil (continued)
72,844	OGX Petroleo e Gas Participacoes SA (Oil & Gas Exploration & Production) (a)*	$156
169,812	Petroleo Brasileiro SA (Integrated Oil & Gas)*	1,622
228,700	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)*	4,453
18,403	Ultrapar Participacoes SA (Oil & Gas Storage & Transportation)*	416
72,910	Vale SA (Steel)*	1,506
		8,783
	Canada — 9.11%
9,600	Agnico-Eagle Mines Ltd. (Gold)*	503
8,187	Agrium, Inc. (Fertilizers & Agricultural Chemicals)*	816
16,200	ARC Resources Ltd. (Oil & Gas Exploration & Production)*	398
17,028	Athabasca Oil Corp. (Integrated Oil & Gas) (a)*	179
123,329	Barrick Gold Corp. (Gold)*	4,319
6,600	Baytex Energy Corp. (Oil & Gas Exploration & Production)*	285
9,200	Bonavista Energy Corp. (Oil & Gas Exploration & Production)*	137
22,200	Cameco Corp. (Coal & Consumable Fuels)*	437
201,369	Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)*	5,800
27,000	Canadian Oil Sands Ltd. (Oil & Gas Exploration & Production)*	548
42,814	Cenovus Energy, Inc. (Integrated Oil & Gas)*	1,433
9,600	Centerra Gold, Inc. (Gold)*	90
18,877	Crescent Point Energy Corp. (Oil & Gas Exploration & Production)*	714
37,604	Eldorado Gold Corp. (Gold)*	484
41,411	Enbridge, Inc. (Oil & Gas Storage & Transportation)*	1,792
163,667	EnCana Corp. (Oil & Gas Exploration & Production)*	3,236
11,100	Enerplus Corp. (Oil & Gas Exploration & Production)*	144
273,000	First Quantum Minerals Ltd. (Diversified Metals & Mining)*	6,015
8,040	Franco-Nevada Corp. (Gold)*	459
113,453	Goldcorp, Inc. (Gold)*	4,172
18,815	Husky Energy, Inc. (Integrated Oil & Gas)*	556
21,200	IAMGOLD Corp. (Gold)*	243
216,800	Imperial Oil Ltd. (Integrated Oil & Gas)*	9,322
16,560	Imperial Oil Ltd. (Integrated Oil & Gas)*	712
3,000	Inmet Mining Corp. (Diversified Metals & Mining)*	223
63,421	Kinross Gold Corp. (Gold)*	616
7,100	Meg Energy Corp. (Oil & Gas Exploration & Production) (a)*	217
25,750	New Gold, Inc. (Gold) (a)*	285
30,092	Nexen, Inc. (Oil & Gas Exploration & Production)*	804
21,807	Osisko Mining Corp. (Gold) (a)*	176

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
16,198	Pacific Rubiales Energy Corp. (Oil & Gas Exploration & Production)*	$377
8,794	Pan American Silver Corp. (Precious Metals & Minerals)*	165
15,969	Pembina Pipelines Corp. (Oil & Gas Storage & Transportation)*	457
27,958	Pengrowth Energy Corp. (Oil & Gas Exploration & Production)*	139
26,500	Penn West Petroleum Ltd. (Oil & Gas Exploration & Production)*	288
48,046	Potash Corp. of Saskatchewan, Inc. (Fertilizers & Agricultural Chemicals)*	1,956
19,751	Silver Wheaton Corp. (Precious Metals & Minerals)*	712
368,400	Sino-Forest Corp. (Forest Products) (a)*	—
280,198	Suncor Energy, Inc. (Integrated Oil & Gas)*	9,217
57,486	Talisman Energy, Inc. (Oil & Gas Exploration & Production)*	650
32,597	Teck Cominco Ltd., Class – B (Diversified Metals & Mining)*	1,185
151,876	Teck Resources Ltd., Class – B (Diversified Metals & Mining)*	5,521
7,145	Tourmaline Oil Corp. (Oil & Gas Exploration & Production) (a)*	224
39,400	TransCanada Corp. (Multi-Utilities)*	1,863
22,680	Turquoise Hill Resources Ltd. (Diversified Metals & Mining) (a)*	173
170,600	Uranium Participation Corp. (Asset Management & Custody Banks) (a)*	927
5,000	Vermilion Energy, Inc. (Oil & Gas Exploration & Production)*	261
41,800	Yamana Gold, Inc. (Gold)*	719
		69,949
	Cayman Islands — 0.03%
108,000	China Resources Cement Holdings Ltd. (Construction Materials)	73
94,000	China Shanshui Cement Group Ltd. (Construction Materials)	70
103,000	Lee & Man Paper Manufacturing Ltd. (Paper Products)	66
		209
	Chile — 0.10%
4,267	Cap SA (Steel)*	143
62,433	Empresas CMPC SA (Paper Products)*	231
25,363	Empresas Copec SA (Oil & Gas Exploration & Production)	360
		734
	China — 0.74%
222,000	Aluminum Corp. of China Ltd., H Shares (Aluminum) (a)	104
60,000	Angang Steel Co. Ltd., H Shares (Steel) (a)	45
69,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	258
67,500	BBMG Corp., H Shares (Construction Materials)	63

Shares	Security Description	Value (000)
	China — (continued)
98,000	China BlueChemical Ltd., H Shares (Fertilizers & Agricultural Chemicals)	$67
230,000	China Coal Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	256
158,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	237
88,000	China Oilfield Services Ltd., H Shares (Oil & Gas Drilling)	184
940,515	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	1,083
190,500	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	853
33,900	Inner Mongolia Yitai Coal Co. Ltd., Class – B (Coal & Consumable Fuels)	194
79,000	Jiangxi Copper Co. Ltd., H Shares (Diversified Metals & Mining)	213
1,152,729	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	1,663
146,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Commodity Chemicals)	53
112,000	Yanzhou Coal Mining Co. Ltd., H Shares (Coal & Consumable Fuels)	191
52,000	Zhaojin Mining Industry Co. Ltd., H Shares (Gold)	83
348,000	Zijin Mining Group Co. Ltd., H Shares (Gold)	140
		5,687
	Colombia — 0.15%
21,187	Cementos Argos SA (Construction Materials)*	121
276,674	Ecopetrol SA (Integrated Oil & Gas)*	856
16,566	Grupo Argos SA (Construction Materials) (a)*	197
		1,174
	Curaçao — 1.57%
174,538	Schlumberger Ltd. (Oil & Gas Equipment & Services)	12,094
	Denmark — 0.05%
12,976	Novozymes A/S, B Shares (Specialty Chemicals)	368
	Finland — 0.09%
7,588	Neste Oil Oyj (Oil & Gas Refining & Marketing)	99
33,038	Stora Enso Oyj, R Shares (Paper Products)	231
29,601	UPM-Kymmene Oyj (Paper Products)	348
		678
	France — 1.26%
17,251	Air Liquide SA (Industrial Gases)	2,179
3,379	Arkema SA (Commodity Chemicals)	355
9,501	Compagnie Generale de Geophysique-Veritas (Oil & Gas Equipment & Services) (a)	289
1,904	Imerys SA (Precious Metals & Minerals)	122
10,393	Lafarge SA (Construction Materials)	671
5,537	Technip SA (Oil & Gas Equipment & Services)	640

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
104,426	Total SA (Integrated Oil & Gas)	$5,433
		9,689
	Germany — 1.11%
50,486	BASF SE (Diversified Chemicals)	4,773
7,920	HeidelbergCement AG (Construction Materials)	485
9,687	K+S AG – Registered (Fertilizers & Agricultural Chemicals)	450
4,696	Lanxess AG (Diversified Chemicals)	414
10,025	Linde AG (Industrial Gases)	1,754
2,190	Salzgitter AG (Steel)	115
21,745	ThyssenKrupp AG (Steel)	513
		8,504
	Hong Kong — 0.31%
992,302	CNOOC Ltd. (Oil & Gas Exploration & Production)	2,186
97,500	Fosun International (Steel)	63
100,000	Minmetals Resources Ltd. (Diversified Metals & Mining) (a)	43
178,000	Shougang Fushan Resources Group Ltd. (Diversified Metals & Mining)	67
55,000	Yingde Gases Group Co. Ltd. (Industrial Gases)	56
		2,415
	Hungary — 0.03%
2,381	MOL Hungarian Oil & Gas PLC (Integrated Oil & Gas)	192
	India — 0.82%
190,649	Reliance Industries Ltd. – Sponsored GDR (Oil & Gas Refining & Marketing) (b)	5,842
29,000	Sterlite Industries (India) Ltd. – Sponsored ADR (Diversified Metals & Mining)*	250
27,000	Tata Steel Ltd. – Sponsored GDR, Registered Shares (Steel)	220
		6,312
	Indonesia — 0.11%
835,500	PT Adaro Energy Tbk (Coal & Consumable Fuels)	139
904,500	PT Bumi Resources Tbk (Coal & Consumable Fuels)	56
22,000	PT Indo Tambangraya Megah Tbk (Coal & Consumable Fuels)	95
84,000	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	196
168,500	PT Semen Gresik (Persero) Tbk (Construction Materials)	279
45,000	PT Tambang Batubara Bukit Asam Tbk (Coal & Consumable Fuels)	71
		836
	Ireland — 0.75%
40,834	CRH PLC (Construction Materials)	830
227,873	CRH PLC (Construction Materials)	4,707
24,761	James Hardie Industries SE (Construction Materials)	240
		5,777

Shares	Security Description	Value (000)
	Israel — 0.05%
23,185	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	$279
129	The Israel Corp. Ltd. (Fertilizers & Agricultural Chemicals)	85
		364
	Italy — 0.98%
142,236	Eni SpA (Integrated Oil & Gas)	3,484
104,802	Saipem SpA (Oil & Gas Equipment & Services)	4,082
		7,566
	Japan — 1.30%
9,000	Air Water, Inc. (Industrial Gases)	115
71,000	Asahi Kasei Corp. (Commodity Chemicals)	420
17,000	Daicel Corp. (Specialty Chemicals)	113
16,000	Daido Steel Co. Ltd. (Steel)	81
27,000	Denki Kagaku Kogyo Kabushiki Kaisha (Commodity Chemicals)	92
5,500	Hitachi Chemical Co. Ltd. (Specialty Chemicals)	83
9,000	Hitachi Metals Ltd. (Steel)	77
1,300	Idemitsu Kosan Co. Ltd. (Oil & Gas Refining & Marketing)	113
123	INPEX Corp. (Oil & Gas Exploration & Production)	658
1,700	Japan Petroleum Exploration Co. Ltd. (Oil & Gas Exploration & Production)	60
27,000	JFE Holdings, Inc. (Steel)	509
10,200	JSR Corp. (Specialty Chemicals)	195
125,144	JX Holdings, Inc. (Oil & Gas Refining & Marketing)	707
16,000	Kaneka Corp. (Commodity Chemicals)	81
13,000	Kansai Paint Co. Ltd. (Specialty Chemicals)	140
142,000	Kobe Steel Ltd. (Steel) (a)	182
19,300	Kuraray Co. Ltd. (Commodity Chemicals)	253
2,800	Maruichi Steel Tube Ltd. (Steel)	65
76,500	Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)	381
22,000	Mitsubishi Gas Chemical Co., Inc. (Diversified Chemicals)	135
64,000	Mitsubishi Materials Corp. (Diversified Metals & Mining)	219
47,000	Mitsui Chemicals, Inc. (Commodity Chemicals)	123
423,082	Nippon Steel & Sumitomo Metal Corp. (Steel)	1,042
9,300	Nitto Denko Corp. (Specialty Chemicals)	458
48,000	Oji Paper Co. Ltd. (Paper Products)	166
23,015	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	1,405
85,000	Showa Denko K.K. (Diversified Chemicals)	130
11,200	Showa Shell Sekiyu K.K. (Oil & Gas Refining & Marketing)	63
88,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	277
29,000	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	409
64,000	Taiheiyo Cement Corp. (Construction Materials)	176

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
15,000	Taiyo Nippon Sanso Corp. (Industrial Gases)	$86
53,000	Teijin Ltd. (Commodity Chemicals)	132
16,000	TonenGeneral Sekiyu K.K. (Oil & Gas Refining & Marketing)	138
82,000	Toray Industries, Inc. (Commodity Chemicals)	504
58,000	Ube Industries Ltd. (Diversified Chemicals)	139
2,500	Yamato Kogyo Co. Ltd. (Steel)	73
		10,000
	Jersey — 1.44%
1,768,729	Glencore International PLC (Diversified Metals & Mining)	10,216
14,605	Petrofac Ltd. (Oil & Gas Equipment & Services)	390
4,802	Randgold Resources Ltd. (Gold)	475
		11,081
	Luxembourg — 0.87%
52,168	ArcelorMittal (Steel)	909
277,500	ArcelorMittal – NYS (Steel)*	4,848
15,868	Subsea 7 SA (Oil & Gas Equipment & Services)	382
26,517	Tenaris SA (Oil & Gas Equipment & Services)	553
		6,692
	Malaysia — 0.09%
52,300	Bumi Armada Berhad (Oil & Gas Equipment & Services)	68
25,500	Lafarge Malayan Cement Berhad (Construction Materials)	80
153,400	Petronas Chemicals Group Berhad (Commodity Chemicals)	322
13,900	Petronas Dagangan Berhad (Oil & Gas Refining & Marketing)	107
126,300	SapuraKencana Petroleum Berhad (Oil & Gas Equipment & Services) (a)	131
		708
	Mexico — 0.30%
21,815	Alpek SA de CV (Diversified Chemicals)*	59
597,716	Cemex SAB de CV (Construction Materials) (a)*	588
213,134	Grupo Mexico SAB de CV, Series B (Diversified Metals & Mining)*	769
9,139	Industrias CH SAB de CV, Series B (Steel) (a)*	69
7,850	Industrias Penoles SA de CV (Precious Metals & Minerals)*	396
55,232	Mexichem SAB de CV (Commodity Chemicals)*	307
36,300	Minera Frisco SAB de CV, Class – A1 (Diversified Metals & Mining) (a)*	153
		2,341
	Mongolia — 0.44%
6,781,000	Mongolian Mining Corp. (Diversified Metals & Mining) (a)	3,361
	Netherlands — 1.42%
13,179	Akzo Nobel NV (Diversified Chemicals)	872

Shares	Security Description	Value (000)
	Netherlands — (continued)
2,589	Core Laboratories NV (Oil & Gas Equipment & Services)*	$283
3,853	Fugro NV (Oil & Gas Equipment & Services)	229
8,905	Koninklijke DSM NV (Diversified Chemicals)	543
157,928	LyondellBasell Industries NV, Class – A (Specialty Chemicals)*	9,016
		10,943
	New Zealand — 0.04%
39,725	Fletcher Building Ltd. (Construction Materials)	279
	Norway — 1.05%
9,508	Aker Solutions ASA (Oil & Gas Equipment & Services)	197
52,209	Norsk Hydro ASA (Aluminum)	265
62,407	Statoil ASA (Integrated Oil & Gas)	1,574
219,500	Statoil ASA – Sponsored ADR (Integrated Oil & Gas)*	5,496
10,504	Yara International ASA (Fertilizers & Agricultural Chemicals)	524
		8,056
	Papua New Guinea — 0.60%
621,563	Oil Search Ltd. (Oil & Gas Exploration & Production)	4,595
	Peru — 0.43%
92,500	Compania de Minas Buenaventura SA – Sponsored ADR (Gold)*	3,325
	Poland — 0.15%
3,641	Grupa Lotos SA (Oil & Gas Refining & Marketing) (a)	49
2,488	Jastrzebska Spolka Weglowa SA (Diversified Metals & Mining)	75
7,887	KGHM Polska Miedz SA (Diversified Metals & Mining)	488
18,219	Polski Koncern Naftowy Orlen SA (Oil & Gas Refining & Marketing) (a)	292
102,417	Polskie Gornictwo Naftowe i Gazownictwo SA (Integrated Oil & Gas) (a)	173
35,895	Synthos SA (Commodity Chemicals)	63
		1,140
	Portugal — 0.18%
86,825	Galp Energia SGPS SA, B Shares (Integrated Oil & Gas)	1,352
	Russia — 1.16%
301,217	Gazprom OAO – Sponsored ADR (Integrated Oil & Gas)*	2,911
18,423	LUKOIL (Integrated Oil & Gas)	1,237
10,112	LUKOIL – Sponsored ADR (Integrated Oil & Gas)*	682
8,895	Mechel OAO – Sponsored ADR (Steel)*	62
26,770	Mining & Metallurgical Co. Norilsk Nickel OJSC – Sponsored ADR (Diversified Metals & Mining)*	507
5,084	NovaTek OAO – Sponsored GDR, Registered Shares (Oil & Gas Exploration & Production)	621

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia (continued)
3,950	Novolipetsk Steel – Sponsored GDR, Registered Shares (Steel)	$82
88,641	Rosneft Oil Co. OJSC – Sponsored GDR, Registered Shares (Integrated Oil & Gas)	803
11,561	Severstal – Sponsored GDR, Registered Shares (Steel)	144
65,266	Surgutneftegas – Sponsored ADR (Integrated Oil & Gas)*	589
13,248	Tatneft – Sponsored GDR, Registered Shares (Oil & Gas Exploration & Production)	590
3,640	TMK OAO – Sponsored GDR, Registered Shares (Oil & Gas Equipment & Services)	56
15,528	Uralkali – Sponsored GDR, Registered Shares (Fertilizers & Agricultural Chemicals)	602
		8,886
	South Africa — 1.72%
6,147	African Rainbow Minerals Ltd. (Diversified Metals & Mining)	139
56,402	Anglo Platinum Ltd. (Precious Metals & Minerals)	2,991
21,431	AngloGold Ashanti Ltd. (Gold)	671
70,800	AngloGold Ashanti Ltd. – Sponsored ADR (Gold)*	2,221
10,610	ArcelorMittal South Africa Ltd. (Steel) (a)	46
2,065	Assore Ltd. (Diversified Metals & Mining)	99
7,144	Exxaro Resources Ltd. (Diversified Metals & Mining)	144
40,357	Gold Fields Ltd. (Gold)	502
21,135	Harmony Gold Mining Co. Ltd. (Gold)	187
29,122	Impala Platinum Holdings Ltd. (Precious Metals & Minerals)	583
4,541	Kumba Iron Ore Ltd. (Steel)	308
13,757	Northam Platinum Ltd. (Precious Metals & Minerals)	62
27,561	PPC Ltd. (Construction Materials)	111
31,249	Sappi Ltd. (Paper Products) (a)	115
29,808	Sasol Ltd. (Integrated Oil & Gas)	1,287
87,000	Sasol Ltd. – Sponsored ADR (Integrated Oil & Gas)*	3,766
		13,232
	South Korea — 0.57%
2,646	Cheil Industries, Inc. (Diversified Chemicals) (a)	234
2,929	GS Holdings (Oil & Gas Refining & Marketing) (a)	200
4,670	Hanwha Chemical Corp. (Commodity Chemicals) (a)	81
2,690	Hanwha Corp. (Commodity Chemicals) (a)	86
817	Honam Petrochemical Corp. (Commodity Chemicals) (a)	190
1,370	Hyosung Corp. (Commodity Chemicals) (a)	95
1,920	Hyundai Hysco (Steel) (a)	82
3,110	Hyundai Steel Co. (Steel) (a)	258
675	Korea Kumho Petrochemical Co. Ltd. (Commodity Chemicals) (a)	84

Shares	Security Description	Value (000)
	South Korea —(continued)
485	Korea Zinc Co. Ltd. (Diversified Metals & Mining) (a)	$186
2,760	KP Chemical Corp. (Commodity Chemicals) (a)	31
2,456	LG Chem Ltd. (Commodity Chemicals) (a)	768
885	OCI Co. Ltd. (Diversified Chemicals) (a)	138
3,493	POSCO (Steel)	1,144
2,551	S-Oil Corp. (Oil & Gas Refining & Marketing)	252
3,148	SK Innovation Co. Ltd. (Oil & Gas Refining & Marketing) (a)	521
		4,350
	Spain — 0.93%
349,079	Repsol YPF SA (Integrated Oil & Gas)	7,125
	Sweden — 0.08%
15,489	Boliden AB (Diversified Metals & Mining)	294
12,479	Lundin Petroleum AB (Oil & Gas Exploration & Production) (a)	289
		583
	Switzerland — 1.11%
430	EMS-Chemie Holding AG – Registered (Diversified Chemicals)	101
466	Givaudan SA – Registered (Specialty Chemicals)	493
12,445	Holcim Ltd. – Registered (Construction Materials)	917
95,200	Noble Corp. (Oil & Gas Drilling)*	3,315
112	Sika AG (Specialty Chemicals)	259
5,149	Syngenta AG – Registered (Fertilizers & Agricultural Chemicals)	2,081
19,731	Transocean Ltd. (Oil & Gas Drilling)	885
42,300	Weatherford International Ltd. (Oil & Gas Equipment & Services) (a)*	473
		8,524
	Taiwan — 0.41%
111,240	Asia Cement Corp. (Construction Materials)	143
116,325	China Petrochemical Development Corp. (Commodity Chemicals)	73
638,435	China Steel Corp. (Steel)	603
32,000	Eternal Chemical Co. Ltd. (Diversified Chemicals)	28
27,000	Feng Hsin Iron & Steel Co. Ltd. (Steel)	48
159,000	Formosa Chemicals & Fibre Corp. (Specialty Chemicals)	413
65,000	Formosa Petrochemical Corp. (Oil & Gas Refining & Marketing)	193
222,000	Formosa Plastics Corp. (Commodity Chemicals)	604
29,394	LCY Chemical Corp. (Commodity Chemicals)	37
264,000	Nan Ya Plastics Corp. (Commodity Chemicals)	512
28,000	Oriental Union Chemical Corp. (Diversified Chemicals)	34
186,000	Taiwan Cement Corp. (Construction Materials)	251
43,000	Taiwan Fertilizer Co. Ltd. (Fertilizers & Agricultural Chemicals)	113

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
33,000	TSRC Corp. (Commodity Chemicals)	$67
46,000	Tung Ho Steel Enterprise Corp. (Steel)	47
		3,166
	Thailand — 0.24%
7,950	Banpu Public Co. Ltd. (Coal & Consumable Fuels)	108
80,600	Indorama Ventures Public Co. Ltd. (Commodity Chemicals)	67
594,100	IRPC Public Co. Ltd. – NVDR (Oil & Gas Refining & Marketing)	81
78,204	PTT Exploration & Production Public Co. Ltd. (Oil & Gas Exploration & Production)	422
94,855	PTT Global Chemical Public Co. Ltd. (Diversified Chemicals)	219
47,800	PTT Public Co. Ltd. (Integrated Oil & Gas)	523
45,400	Thai Oil Public Co. Ltd. (Oil & Gas Refining & Marketing)	101
6,900	The Siam Cement Public Co. Ltd. (Construction Materials)	100
16,300	The Siam Cement Public Co. Ltd. – Foreign Registered Shares (Construction Materials)	250
		1,871
	Turkey — 0.04%
46,673	Eregli Demir ve Celik Fabrikalari TAS (Steel)	64
2,762	Koza Altin Isletmeleri AS (Gold)	67
7,156	Tupras-Turkiye Petrol Rafinerileri AS (Oil & Gas Refining & Marketing)	208
		339
	United Kingdom — 12.14%
18,693	AMEC PLC (Oil & Gas Equipment & Services)	309
76,793	Anglo American PLC (Diversified Metals & Mining)	2,420
22,179	Antofagasta PLC (Diversified Metals & Mining)	486
1,128,660	BG Group PLC (Integrated Oil & Gas)	18,823
549,752	BHP Billiton PLC (Diversified Metals & Mining)	19,389
741,779	BP PLC (Integrated Oil & Gas)	5,157
166,900	BP PLC – Sponsored ADR (Integrated Oil & Gas)*	6,950
7,620	Croda International PLC (Specialty Chemicals)	298
12,646	Ensco PLC, Class – A (Oil & Gas Drilling)*	750
13,471	Eurasian Natural Resources Corp. (Diversified Metals & Mining)	64
17,562	Evraz PLC (Steel)	75
9,667	Fresnillo PLC (Precious Metals & Minerals)	296
11,506	Johnson Matthey PLC (Specialty Chemicals)	452
12,234	Kazakhmys PLC (Diversified Metals & Mining)	158
177,246	Ophir Energy PLC (Oil & Gas Exploration & Production) (a)	1,465
49,434	Rexam PLC (Metal & Glass Containers)	354
299,288	Rio Tinto PLC (Diversified Metals & Mining)	17,453

Shares	Security Description	Value (000)
	United Kingdom — 12.14%
7,008	Rowan Cos. PLC, Class – A (Oil & Gas Drilling) (a)	$219
156,442	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	5,429
145,862	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	5,203
50,726	Tullow Oil PLC (Oil & Gas Exploration & Production)	1,057
227,795	Vedanta Resources PLC (Diversified Metals & Mining)	4,397
116,371	Xstrata PLC (Diversified Metals & Mining)	2,031
		93,235
	United States — 23.24%
11,836	Air Products & Chemicals, Inc. (Industrial Gases)*	994
3,625	Airgas, Inc. (Industrial Gases)*	331
4,778	Albemarle Corp. (Specialty Chemicals)*	297
59,424	Alcoa, Inc. (Aluminum)*	516
5,700	Allegheny Technologies, Inc. (Steel)*	173
149,397	Anadarko Petroleum Corp. (Oil & Gas Exploration & Production)*	11,102
21,515	Apache Corp. (Oil & Gas Exploration & Production)*	1,689
101,725	Baker Hughes, Inc. (Oil & Gas Equipment & Services)*	4,154
8,700	Ball Corp. (Metal & Glass Containers)*	389
11,800	Cabot Oil & Gas Corp. (Oil & Gas Exploration & Production)*	587
70,446	Cameron International Corp. (Oil & Gas Equipment & Services) (a)*	3,977
8,800	Celanese Corp., Series A (Specialty Chemicals)*	392
3,445	CF Industries Holdings, Inc. (Fertilizers & Agricultural Chemicals)*	700
36,746	Chesapeake Energy Corp. (Oil & Gas Exploration & Production)*	611
178,518	Chevron Corp. (Integrated Oil & Gas)*	19,305
4,800	Cimarex Energy Co. (Oil & Gas Exploration & Production)*	277
8,000	Cliffs Natural Resources, Inc. (Steel)*	308
135,723	Cobalt International Energy, Inc. (Oil & Gas Exploration & Production) (a)*	3,333
5,500	Concho Resources, Inc. (Oil & Gas Exploration & Production) (a)*	443
159,371	ConocoPhillips (Integrated Oil & Gas)*	9,242
145,300	CONSOL Energy, Inc. (Coal & Consumable Fuels)*	4,664
2,562	Continental Resources, Inc. (Oil & Gas Exploration & Production) (a)*	188
8,500	Crown Holdings, Inc. (Metal & Glass Containers) (a)*	313
22,100	Denbury Resources, Inc. (Oil & Gas Exploration & Production) (a)*	358
21,491	Devon Energy Corp. (Oil & Gas Exploration & Production)*	1,118
3,830	Diamond Offshore Drilling, Inc. (Oil & Gas Drilling)*	260

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
36,500	Dril-Quip, Inc. (Oil & Gas Equipment & Services) (a)*	$2,666
50,886	E.I. du Pont de Nemours & Co. (Diversified Chemicals)*	2,288
8,456	Eastman Chemical Co. (Diversified Chemicals)*	575
16,036	Ecolab, Inc. (Specialty Chemicals)*	1,153
4,100	Energen Corp. (Oil & Gas Exploration & Production)*	185
54,557	EOG Resources, Inc. (Oil & Gas Exploration & Production)*	6,590
8,438	EQT Corp. (Oil & Gas Exploration & Production)*	498
58,700	Exxon Mobil Corp. (Integrated Oil & Gas)*	5,081
7,362	FMC Corp. (Diversified Chemicals)*	431
13,300	FMC Technologies, Inc. (Oil & Gas Equipment & Services) (a)*	570
168,613	Freeport-McMoRan Copper & Gold, Inc. (Diversified Metals & Mining)*	5,767
51,448	Halliburton Co. (Oil & Gas Equipment & Services)*	1,785
6,100	Helmerich & Payne, Inc. (Oil & Gas Drilling)*	342
17,348	Hess Corp. (Integrated Oil & Gas)	919
10,642	HollyFrontier Corp. (Oil & Gas Refining & Marketing)*	495
4,600	International Flavors & Fragrances, Inc. (Specialty Chemicals)*	306
23,300	International Paper Co. (Paper Products)*	928
119,500	KBR, Inc. (Construction & Engineering)*	3,575
5,527	Kinder Morgan Management LLC (Oil & Gas Storage & Transportation) (a)*	417
34,666	Kinder Morgan, Inc. (Oil & Gas Storage & Transportation)*	1,225
40,034	Marathon Oil Corp. (Integrated Oil & Gas)*	1,227
119,685	Marathon Petroleum Corp. (Oil & Gas Refining & Marketing)*	7,540
2,628	Martin Marietta Materials, Inc. (Construction Materials)*	248
9,600	MeadWestvaco Corp. (Paper Products)*	306
29,270	Monsanto Co. (Fertilizers & Agricultural Chemicals)*	2,770
10,300	Murphy Oil Corp. (Integrated Oil & Gas)*	613
64,758	National Oilwell Varco, Inc. (Oil & Gas Equipment & Services)*	4,426
7,600	Newfield Exploration Co. (Oil & Gas Exploration & Production) (a)*	204
27,675	Newmont Mining Corp. (Gold)*	1,285
9,860	Noble Energy, Inc. (Oil & Gas Exploration & Production)*	1,003
17,800	Nucor Corp. (Steel)*	769
45,110	Occidental Petroleum Corp. (Integrated Oil & Gas)*	3,456
5,958	Oceaneering International, Inc. (Oil & Gas Equipment & Services)*	321
9,300	Owens-Illinois, Inc. (Metal & Glass Containers) (a)*	198

Shares	Security Description	Value (000)
	United States (continued)
212,500	Patterson-UTI Energy, Inc. (Oil & Gas Drilling)*	$3,959
228,000	Peabody Energy Corp. (Coal & Consumable Fuels)*	6,067
167,284	Phillips 66 (Oil & Gas Refining & Marketing)*	8,883
40,857	Pioneer Natural Resources Co. (Oil & Gas Exploration & Production)*	4,355
7,900	Plains Exploration & Production Co. (Oil & Gas Exploration & Production) (a)*	371
8,618	PPG Industries, Inc. (Diversified Chemicals)*	1,166
16,450	Praxair, Inc. (Industrial Gases)*	1,800
10,000	QEP Resources, Inc. (Oil & Gas Exploration & Production)*	303
9,229	Range Resources Corp. (Oil & Gas Exploration & Production)*	580
4,000	Rock-Tenn Co., Class – A (Paper Packaging)	280
9,900	Sealed Air Corp. (Paper Packaging)*	173
6,700	Sigma-Aldrich Corp. (Specialty Chemicals)*	493
9,560	Southern Copper Corp. (Diversified Metals & Mining)*	362
87,069	Southwestern Energy Co. (Oil & Gas Exploration & Production) (a)*	2,909
36,478	Spectra Energy Corp. (Oil & Gas Storage & Transportation)*	999
8,859	Superior Energy Services, Inc. (Oil & Gas Equipment & Services) (a)*	184
80,000	Tesoro Corp. (Oil & Gas Refining & Marketing)*	3,524
65,333	The Dow Chemical Co. (Diversified Chemicals)*	2,112
89,453	The Mosaic Co. (Fertilizers & Agricultural Chemicals)*	5,066
4,951	The Sherwin-Williams Co. (Specialty Chemicals)*	762
34,978	The Williams Cos., Inc. (Oil & Gas Storage & Transportation)*	1,145
49,600	Tidewater, Inc. (Oil & Gas Equipment & Services)*	2,216
8,700	Ultra Petroleum Corp. (Oil & Gas Exploration & Production) (a)*	158
8,200	United States Steel Corp. (Steel)*	196
31,400	Valero Energy Corp. (Oil & Gas Refining & Marketing)*	1,071
7,300	Vulcan Materials Co. (Construction Materials)*	380
73,100	Whiting Petroleum Corp. (Oil & Gas Exploration & Production) (a)*	3,170
		178,567
	Total Common Stocks	549,977

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks — 0.81%
	Brazil — 0.73%
12,900	Bradespar SA – Preferred (Steel)*	$207
9,500	Braskem SA – Preferred, Class – A (Commodity Chemicals)*	59
48,300	Gerdau SA – Preferred (Steel)*	423
26,100	Klabin SA – Preferred (Paper Packaging)*	163
15,700	Metalurgica Gerdau SA – Preferred (Steel)*	176
238,775	Petroleo Brasileiro SA – Preferred (Integrated Oil & Gas)*	2,277
20,387	Usinas Siderurgicas de Minas Gerais SA – Preferred, Class – A (Steel)*	128
109,504	Vale SA – Preferred (Steel)*	2,186
		5,619
	Chile — 0.04%
5,418	Sociedad Quimica y Minera de Chile SA – Preferred, Class – B (Fertilizers & Agricultural Chemicals)*	312
	Colombia — 0.01%
5,474	Grupo Argos SA – Preferred (Construction Materials) (a)*	66
	Russia — 0.02%
86	AK Transneft OAO – Preferred (Oil & Gas Storage & Transportation)	194
	South Korea — 0.01%
488	LG Chem Ltd. – Preferred (Commodity Chemicals) (a)	47
	Total Preferred Stocks	6,238
	Warrant — 0.00%
	United States — 0.00%
5,760	Kinder Morgan, Inc. (Oil & Gas Storage & Transportation) (a)	22
	Total Warrant	22
	Commercial Paper — 1.66%
	Australia — 0.13%
$1,000	Amcor Ltd., 0.42%, 1/25/13 (Paper Packaging) (c)	1,000
	Luxembourg — 0.13%
1,000	Holcim U.S. Finance Sarl & Cie SCS, 0.54%, 3/13/13 (Building Products) (c)	999
	Spain — 0.06%
500	Santander Commercial Paper SA, 2.20%, 4/2/13 (Diversified Banks) (c)	499
	United States — 1.34%
1,000	DCP Midstream LLC, 0.47%, 1/11/13 (Oil & Gas Exploration & Production) (c)	1,000
1,000	Enbridge Energy Partners LP, 0.43%, 1/18/13 (Oil & Gas Storage & Transportation) (c)	1,000
1,000	Enterprise Products Operating LLC, 0.45%, 1/23/13 (Oil & Gas Equipment & Services) (c)	1,000
1,100	Kansas City Power & Light Co., 0.45%, 1/22/13 (Electric Utilities) (c)	1,100
1,000	Kinder Morgan Energy Partners LP, 0.43%, 1/11/13 (Integrated Oil & Gas) (c)	1,000

Principal Amount (000)	Security Description	Value (000)
	United Kingdom (continued)
$1,100	NextEra Energy Capital Holdings, Inc., 0.42%, 1/7/13 (Electric Utilities) (c)	$1,100
1,000	Nissan Motor Acceptance Corp., 0.45%, 1/28/13 (Automobile Manufacturers) (c)	999
1,000	Northeast Utlilities, 0.43%, 1/2/13 (Electric Utilities) (c)	1,000
1,100	Standard Chartered Bank PLC, 0.95%, 9/26/13 (Diversified Banks) (c)	1,095
1,000	Virginia Electric & Power Co., 0.43%, 1/22/13 (Electric Utilities) (c)	1,000
		10,294
	Total Commercial Paper	12,792
	Corporate Bonds — 0.49%
400	Citigroup, Inc., 6.50%, 8/19/13 (Other Diversified Financial Services)	414
1,400	HSBC Finance Corp., 0.59%, 1/15/14 (Other Diversified Financial Services) (d)	1,396
1,000	Morgan Stanley, MTN, 6.00%, 5/13/14 (Investment Banking & Brokerage)	1,059
800	SLM Corp., MTN, 6.25%, 1/25/16 (Consumer Finance)	870
	Total Corporate Bonds	3,739
	Asset Backed Securities — 0.88%
492	AIMCO, Series 2005-AA, Class A1B, 0.57%, 10/20/19 (b)(d)	475
283	Avenue CLO Ltd., Series 2004-1A, Class A1L, 0.66%, 2/15/17 (b)(d)	282
1,057	BlueMountain CLO Ltd., Series 2005-1A, Class A1F, 0.55%, 11/15/17 (b)(d)	1,044
1,000	Citibank Omni Master Trust, Series 2009-A14A, Class A14, 2.96%, 8/15/18 (b)(d)	1,040
600	Commercial Industrial Finance Corp., Series 2007-1A, Class A1L, 0.57%, 5/10/21 (b)(d)	578
600	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF11, Class A2D, 0.55%, 11/25/35 (d)	583
1,200	Fore CLO Ltd., Series 2007-1A, Class A1B, 0.56%, 7/20/19 (b)(d)	1,160
452	Four Corners CLO Ltd., Series 2006-2A, Class A, 0.58%, 1/26/20 (b)(d)	445
781	Oak Hill Credit Partners, Series 2005-4A, Class A1B, 0.56%, 5/17/21 (b)(d)	772
368	Stanfield Bristol CLO Ltd., Series 2005-1A, Class A1, 0.57%, 10/15/19 (b)(d)	362
23	Whitney CLO Ltd., Series 2004-1X, Class A1LA, 0.60%, 3/1/17 (d)	23
	Total Asset Backed Securities	6,764
	Collateralized Mortgage Obligations — 0.95%
400	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.80%, 4/10/49 (d)	468
861	Bear Stearns ALT-A Trust, Series 2007-8, Class 1A, 0.91%, 9/25/34 (d)	837
278	Commercial Mortgage Pass-Through Certificates, Series 2006-FL12, Class A2, 0.31%, 12/15/20 (b)(d)	276

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$807	Fannie Mae, Series 2006-98, Class FA, 0.64%, 10/25/36 (d)	$815
795	Freddie Mac, Series 278, Class F1, 0.66%, 9/15/42 (d)	796
986	Freddie Mac, Series 3096, Class FX, 0.66%, 5/15/32 (d)	993
428	Freddie Mac, Series 3179, Class FP, 0.59%, 7/15/36 (d)	430
1,000	Goldman Sachs Mortgage Securities Corp. II, Series 2007-EOP, Class A2, 1.26%, 3/6/20 (b)(d)	1,001
120	Granite Mortgages PLC, Series 2004-2, Class 2A1, 0.46%, 6/20/44 (d)	157
947	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2010-C1, Class A1, 3.85%, 6/15/15 (b)	1,006
486	Wells Fargo Mortgage Backed Securities Trust, Series 2005-14, Class 1A9, 5.50%, 12/25/35	490
	Total Collateralized Mortgage Obligations	7,269
	Global Bonds — 0.61%
	France — 0.05%
300	Dexia Credit Local SA NY, Series B, MTN, 1.08%, 9/18/13 (e)	396
	Germany — 0.37%
2,100	FMS Wertmanagement, 2.25%, 7/14/14 (e)	2,861
	Spain — 0.19%
600	Bonos y Obligaciones del Estado, 3.75%, 10/31/15 (e)	797
500	Comunidad de Madrid, 4.20%, 9/24/14 (e)	637
		1,434
	Total Global Bonds	4,691
	U.S. Government Agency Securities — 4.40%
300	Fannie Mae, 0.18%, 2/20/13 (f)	300
1,000	Fannie Mae, 0.16%, 2/27/13 (f)	1,000
2,700	Fannie Mae, 1.92%, 10/9/19 (f)	2,365
4,400	Fannie Mae, 2.70%, 3/28/22, Callable 3/28/13 @ 100.00	4,421
5,300	Federal Home Loan Bank, 0.17%, 2/20/13 (f)	5,300
100	Federal Home Loan Bank, 0.15%, 2/22/13 (f)	100
1,000	Freddie Mac, 0.18%, 2/25/13 (f)	1,000
1,400	Freddie Mac, 0.15%, 2/26/13 (f)	1,400
800	Freddie Mac, 0.14%, 3/5/13 (f)	800
9,700	Freddie Mac, 0.16%, 4/24/13 (f)	9,698
5,600	Freddie Mac, 0.55%, 2/13/15, Callable 2/13/14 @ 100.00	5,620
1,300	Freddie Mac, 3.00%, 8/1/19, Callable 8/1/13 @ 100.00	1,320
500	Freddie Mac, 2.50%, 10/2/19, Callable 10/2/14 @ 100.00	518
	Total U.S. Government Agency Securities	33,842

Contracts, Shares or Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligations — 2.76%
$9,100	U.S. Treasury Bills, 0.17%, 8/22/13 (c)	$9,092
1,000	U.S. Treasury Bills, 0.18%, 11/14/13 (c)	999
200	U.S. Treasury Inflation Index Note, 2.00%, 7/15/14	259
100	U.S. Treasury Inflation Index Note, 1.88%, 7/15/15	130
4,000	U.S. Treasury Note, 0.38%, 7/31/13	4,006
1,233	U.S. Treasury Note, 0.50%, 10/15/13	1,236
2,238	U.S. Treasury Note, 0.75%, 12/15/13	2,250
3,200	U.S. Treasury Note, 0.25%, 5/31/14	3,201
	Total U.S. Treasury Obligations	21,173
	Yankee Dollars — 0.65%
	France — 0.07%
500,000	Dexia Credit Local SA NY (Diversified Banks)	501
	Netherlands — 0.06%
462,000	Achmea Hypotheekbank NV (Diversified Banks) (b)	484
	Norway — 0.12%
500,000	Kommunalbanken AS (Diversified Banks) (b)(d)	503
400,000	Nordea Eiendomskreditt AS (Diversified Banks) (b)	416
		919
	Switzerland — 0.10%
750,000	UBS AG Stamford CT (Diversified Banks)	761
	United Kingdom — 0.13%
1,000,000	HSBC Bank PLC (Diversified Banks) (g)	1,017
	United States — 0.17%
1,000,000	Merrill Lynch & Co., Series E (Investment Banking & Brokerage) (d)	1,306
	Total Yankee Dollars	4,988
	Time Deposit — 1.03%
7,925	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/2/13	7,925
	Total Time Deposit	7,925
	Mutual Fund — 0.06%
477,046	Alliance Money Market Fund Prime Portfolio, 0.11% (h)	477
	Total Mutual Fund	477
	Call Options Purchased — 0.01%
48	Corn Future Expiring 2/22/13 at $800*	9
5	Crude Oil Future Expiring 11/18/15 at $145*	8
7	Crude Oil Future Expiring 11/15/13 at $117*	14
21	Live Cattle Future Expiring 8/2/13 at $140*	5
100	London Gold Market Fixing Ltd. Expiring 6/25/13 at $1,555	2
500	London Gold Market Fixing Ltd. Expiring 11/29/13 at $1,550	22

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Contracts or Principal Amount (000)	Security Description	Value (000)
	Call Options Purchased (continued)
30	Natural Gas Future Expiring 2/25/13 at $4*	$9
55	Natural Gas Future Expiring 1/28/13 at $6*	1
14	Soybean Future Expiring 2/22/13 at $1,600*	4
48	Sugar No.11 Future Expiring 6/17/13 at $23*	15
	Total Call Options Purchased (Cost $177)	89
	Put Options Purchased — 0.04%
33	Corn No. 2 Yellow Future Expiring 11/22/13 at $550*	62
11	Electrolytic Copper Future Expiring 12/3/14 at $7,000	192
20	Primary Aluminum Future Expiring 12/14/13 at $1,800	18
	Total Put Options Purchased (Cost $377)	272
	Repurchase Agreements — 13.81%
$22,200	Bank of America, 0.15%, 1/2/13 (Purchased on 12/31/12, proceeds at maturity $22,200,185 collateralized by U.S. Treasury Notes, 0.88%, 2/28/17 fair value $22,644,065)	22,200
2,400	Barclays Capital, Inc., 0.23%, 1/2/13 (Purchased on 12/31/12, proceeds at maturity $2,400,031 collateralized by U.S. Treasury Inflation Protected Bond, 3.88%, 4/15/29 fair value $2,456,841)	2,400
20,800	BNP Paribas, 0.17%, 1/2/13 (Purchased on 12/31/12, proceeds at maturity $20,800,196 collateralized by U.S. Treasury Inflation Protected Note, 2.00%, 1/15/14 fair value $21,216,040)	20,800
14,900	Credit Suisse Securities, 0.20%, 1/2/13 (Purchased on 12/31/12, proceeds at maturity $14,900,166 collateralized by U.S. Treasury Bond, 4.25%, 11/15/40 fair value $15,201,678)	14,900
21,300	Deutsche Bank Securities, Inc., 0.15%, 1/2/13 (Purchased on 12/31/12, proceeds at maturity $21,300,178 collateralized by U.S. Treasury Notes, 0.13%, 12/31/14 fair value $21,726,102)	21,300
5,100	JPMorgan Securities LLC, 0.25%, 1/2/13, (Purchased on 12/31/12, proceeds at maturity $5,100,071 collateralized by U.S. Treasury Notes, 1.75%, 7/31/15 fair value $5,209,068)	5,100
19,400	Morgan Stanley & Co., LLC, 0.18%, 1/2/13 (Purchased on 12/31/12, proceeds at maturity $19,400,194 collateralized by U.S. Treasury Notes, 1.00% – 1.38%, 2/15/13 – 6/30/19 fair value $19,788,137)	19,400
	Total Repurchase Agreements	106,100

Value (000)

Total Investments (cost $720,377) — 99.75%	$766,358
Other assets in excess of liabilities — 0.25%	1,892
Net Assets — 100.00%	$768,250
*	Security was not Fair valued on December 31, 2012 and represents a Level 1 security. All other stocks were fair valued and represent Level 2 securities. Refer to Note 2 in the Notes to Financial Statements.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Rate disclosed represents effective yield at purchase.
(d)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2012.
(e)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(f)	Zero Coupon Security. Effective rate shown is as of December 31, 2012.
(g)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid by the Specialist Manager and represents 0.13% of the Portfolio.
(h)	The rate disclosed is the rate in effect on December 31, 2012.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

MTN — Medium Term Note

NVDR — Non-Voting Depository Receipt

NYS — New York Registered Shares

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the Notes to Financial Statements.

The Commodity Returns Strategy Portfolio	PIMCO	SSgA Funds Management, Inc.	Wellington Management Company, LLP; Global National Resources Equity Strategy	Wellington Management Company, LLP; Commodity Futures Strategy	Total
Common Stocks	0.00%	34.33%	37.14%	0.12%	71.59%
Preferred Stocks	—	0.81%	—	—	0.81%
Warrant	—	0.00%	—	—	0.00%
Commercial Papers	1.66%	—	—	—	1.66%
Corporate Bonds	0.49%	—	—	—	0.49%
Asset Backed Securities	0.88%	—	—	—	0.88%
Collateralized Mortgage Obligations	0.95%	—	—	—	0.95%
Global Bonds	0.61%	—	—	—	0.61%
U.S. Government Agency Securities	4.40%	—	—	—	4.40%
U.S. Treasury Obligations	2.76%	—	—	—	2.76%
Yankee Dollars	0.65%	—	—	—	0.65%
Time Deposit	0.10%	—	0.91%	0.02%	1.03%
Mutual Fund	—	0.06%	—	—	0.06%
Call Options Purchased	0.00%	—	—	0.01%	0.01%
Put Options Purchased	—	—	—	0.04%	0.04%
Repurchase Agreements	0.98%	—	—	12.83%	13.81%
Other Assets (Liabilities)	-0.22%	0.18%	-0.27%	0.56%	0.25%
Total Net Assets	13.26%	35.38%	37.78%	13.58%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2012.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
69	Brent Crude Future	$7,667	1/17/13	$295
(9)	Brent Crude Future	(20)	5/14/13	11
9	Brent Crude Future	33	5/14/13	(10)
(31)	Brent Crude Future	(3,249)	11/15/13	(83)
(15)	Brent Crude Future	(1,572)	11/15/13	(12)
(10)	Brent Crude Future	(1,005)	11/14/14	(19)
13	Coffee “C” Future	701	3/19/13	(100)
135	Corn Future	4,713	3/15/13	(414)
(5)	Corn Future	(175)	3/15/13	14
(22)	Corn Future	(660)	12/16/13	36
10	Cotton No. 2 Future	376	3/7/13	(4)
34	Gas Oil Future	3,152	1/11/13	59
6	Gas Oil Future	552	4/12/13	3
(25)	Gas Oil Future	(2,280)	6/13/13	(7)
(13)	Gas Oil Future	(1,152)	6/13/14	(3)
6	Gas Oil Future	545	8/13/13	5
26	Gas Oil Future	2,344	12/13/13	8
4	Gasoline RBOB Future	464	2/1/13	10
9	Gasoline RBOB Future	962	12/2/13	(34)
1	Gold 100 Oz. Future	168	2/27/13	(7)
131	Gold 100 Oz. Future	21,982	4/29/13	(158)
29	Hard Red Winter Wheat Future	1,205	3/15/13	(137)
(1)	Hard Red Winter Wheat Future	(42)	7/15/13	4
1	Hard Red Winter Wheat Future	44	12/16/13	(3)
10	Heating Oil Future	1,273	1/13/13	(24)
(4)	Heating Oil Future	(501)	12/2/13	5
36	Lean Hogs Future	1,278	4/15/13	(21)
(28)	Lean Hogs Future	(1,096)	6/17/13	24
6	Live Cattle Future	314	7/1/13	(3)
63	London Metal Exchange Copper Future	12,490	3/19/13	(109)
31	London Metal Exchange Lead Future	1,803	3/19/13	71
20	London Metal Exchange Nickel Future	2,047	3/19/13	(48)
78	London Metal Exchange Zinc Future	4,054	3/19/13	85
44	Mill Wheat Euro Future	655	11/12/13	(25)
100	Mill Wheat Euro Future	1,488	11/12/13	37
(29)	Natural Gas Future	(874)	3/28/13	9
(31)	Natural Gas Future	(950)	4/30/13	10
36	Natural Gas Future	1,458	12/30/13	2
39	Natural Gas Future	1,307	1/30/13	(123)
17	Natural Gas Future	572	2/27/13	23
(8)	Natural Gas Future	(269)	2/27/13	20
39	Natural Gas Future	1,560	2/27/14	104
(53)	Natural Gas Future	(1,803)	3/27/13	28
61	Natural Gas Future	2,214	9/27/13	(133)
42	Platinum Future	3,239	4/29/13	(147)
65	Primary Aluminum Future	3,326	1/15/13	(31)
19	Primary Aluminum Future	1,018	12/17/13	(18)
7	Red Spring Wheat Future	303	3/15/13	(25)

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Long/(Short) Futures (continued)

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
25	Silver Future	$3,778	3/27/13	$(349)
(4)	Soybean Future	(282)	3/15/13	2
37	Soybean Future	2,608	3/15/13	(71)
4	Soybean Future	282	3/15/13	(5)
4	Soybean Future	280	5/15/13	(26)
11	Soybean Future	717	11/15/13	(7)
90	Sugar #11 Future	1,967	3/1/13	(72)
(14)	Sugar #11 Future	(306)	3/1/13	13
43	Wheat Future	1,673	3/15/13	(263)
(23)	Wheat Future	(895)	3/15/13	125
(10)	Wheat Future	(394)	5/15/13	65
26	Wheat Future	1,032	7/15/13	(66)
5	Wheat Future	198	7/15/13	(25)
(27)	Wheat Future	(1,108)	12/16/13	69
(15)	Wheat Future	(616)	12/16/13	35
14	White Sugar Future	367	2/14/13	(20)
38	WTI Crude Future	3,489	1/23/13	172
38	WTI Crude Future	3,506	2/20/13	233
64	WTI Crude Future	5,983	5/22/13	25
(5)	WTI Crude Future	(467)	5/22/13	(18)
13	WTI Crude Future	1,214	11/21/13	52
5	WTI Crude Future	467	11/21/13	15
15	WTI Crude Future	1,401	11/20/13	11
	Net Unrealized Appreciation/(Depreciation)			$(940)
^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/12 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
47,065	Brazilian Real.	Barclays Bank	2/4/13	$23	$23	$—
25,827	Chinese Renminbi .	JP Morgan Chase	2/1/13	4	4	—
1,299,000	Euro	Barclays Bank	3/18/13	1,696	1,716	20
164,515	Mexican Peso.	JP Morgan Chase	4/3/13	13	13	—
	Total Currencies Purchased			$1,736	$1,756	$20
	Currencies Sold
37,000	British Pound Sterling..	Deutsche Bank	3/12/13	$59	$60	$(1)
4,713,000	Euro	Barclays Bank	3/18/13	6,153	6,224	(71)
41,000	Euro	JP Morgan Chase	3/18/13	54	54	—
130,000	Euro	Barclays Bank	3/18/13	171	172	(1)
30,000	Euro	Barclays Bank	3/18/13	40	40	—
	Total Currencies Sold			$6,477	$6,550	$(73)
	Net Unrealized Appreciation/(Depreciation)..					$(53)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Written Options

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(40)	Call Option on an Interest Rate Swap, with Goldman Sachs International, based on the U.S. Dollar 7 – Year Interest	$1	$(1)	$(1)	3/18/13	$—
(320)	Call Option on an Interest Rate Swap, with Deutsche Bank, based on the U.S. Dollar 5 – Year Interest.	2	(37)	(126)	3/18/13	(89)
(40)	Put Option on an Interest Rate Swap, with Goldman Sachs International, based on the U.S. Dollar 7 – Year Interest	2	(1)	(1)	3/18/13	—
(320)	Put Option on an Interest Rate Swap, with Deutsche Bank, based on the U.S. Dollar 5 – Year Interest..	2	(63)	—	3/18/13	63
(40)	Put Option on an Interest Rate Swap, with Deutsche Bank, based on the U.S. Dollar 5 – Year Interest..	2	(4)	—	3/18/13	4
(11)	Call – Electrolytic Copper Future Option..	9,000	(204)	(186)	12/3/14	18
(20)	Call – Primary Aluminum Future Option	2,500	(30)	(35)	12/4/13	(5)
(2)	Call – Soybean Future Option..	1,900	(5)	—	2/22/13	5
(500)	Put – London Platinum & Palladium Market Index Option	1,440	(30)	(40)	11/29/13	(10)
(100)	Put – London Platinum & Palladium Market Index Option	1,433	(3)	(4)	6/25/13	(1)
(5)	Put – Crude Oil Future Option.	70	(37)	(28)	11/18/15	9
(7)	Put – Crude Oil Future Option.	77	(34)	(25)	11/15/13	9
(29)	Put – Natural Gas Future Option.	4	(35)	(64)	1/28/13	(29)
(2)	Put – Natural Gas Future Option.	3	(1)	(1)	1/28/13	—
(48)	Put – Sugar No.11 Future Option	18	(23)	(8)	2/15/13	15
	Total		$(508)	$(519)		$(11)

Amounts designated as “ — ” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Swap Agreements^

	Notional Amount (000)	Swap Premiums Paid (000)	Amount at Value (000)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000)
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.04% (b)	$810	$—	$(1)	11/29/13	$(1)
Variance Swap Agreement with Goldman Sachs International, based on the Silver Index, 0.09% (b)	(510)	—	—	11/29/13	—
Variance Swap Agreement with Deutsche Bank, based on the WTI Crude Future Index, 0.11% (b)	60	—	2	5/16/13	2
Variance Swap Agreement with Goldman Sachs International, based on the Dow-Jones UBS Commodity Index, 0.04%	100	—	1	4/4/13	1
Variance Swap Agreement with Deutsche Bank, based on the Nickel Index, 0.11%	(60)	—	(2)	5/1/13	(2)
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.07%	100	—	4	5/31/13	4
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.05%	170	—	5	2/26/13	5
Variance Swap Agreement with Barclays Bank, based on the Platinum Index, 0.05%	170	—	5	3/12/13	5
Variance Swap Agreement with JPMorgan Chase Bank, based on the Platinum Index, 0.08%	170	—	2	9/30/14	2
Variance Swap Agreement with Deutsche Bank, based on the British Pound, 0.11%	(120)	—	6	6/4/14	6
Variance Swap Agreement with Deutsche Bank, based on the Hardwood Pulp Index, 0.05%	130	—	5	6/4/14	5
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.07%	(100)	—	(4)	5/31/13	(4)
Variance Swap Agreement with JPMorgan Chase Bank, based on the Platinum Index, 0.05%	440	—	13	2/20/13	13
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.05%	260	—	8	2/28/13	8
Variance Swap Agreement with JPMorgan Chase Bank, based on the Platinum Index, 0.05%	300	—	9	2/20/13	9
Variance Swap Agreement with JPMorgan Chase Bank, based on the Platinum Index, 0.05%	500	—	16	2/20/13	16
Variance Swap Agreement with JPMorgan Chase Bank, based on the C K3 Index, 0.10%	(90)	—	(4)	4/26/13	(4)
Variance Swap Agreement with Barclays Bank, based on the SPX Index, 0.07%	200	—	5	12/20/13	5
Variance Swap Agreement with Goldman Sachs International, based on the SPX Index, 0.07%	300	—	7	12/20/13	7
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.06%	180	—	7	5/24/13	7
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.07%	(170)	—	(6)	5/24/13	(6)
Variance Swap Agreement with Barclays Bank, based on the S&P 500 Index (b)	400	—	—	2/15/13	—
Total Return Swap Agreement with Goldman Sachs International, based on the S&P GSCI Brent Crude Index (b)	3,004	—	(212)	8/30/13	(212)
Total Return Swap Agreement with Goldman Sachs International, based on the S&P GSCI Brent Crude Index (b)	4,738	—	(334)	7/31/13	(334)
Total Return Swap Agreement with Goldman Sachs International, based on the S&P GSCI Brent Crude Index (b)	1,054	—	(18)	7/31/13	(18)
Commodity Swap Agreement with Deutsche Bank, based on the Platinum Index, $1,579	—	—	(16)	1/29/13	(16)
Commodity Swap Agreement with Deutsche Bank, based on the Platinum Index, $1,615	—	—	8	1/29/13	8

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (concluded) — December 31, 2012 (Unaudited)

Swap Agreements^ (continued)

	Notional Amount (000)	Swap Premiums Paid (000)	Amount at Value (000)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000)
Commodity Swap Agreement with Deutsche Bank, based on the Dow-Jones UBS Commodity Total Return Index Index	$9,642	$—	$(91)	2/15/13	$(91)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index Index	4,335	(40)	(43)	2/15/13	(3)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index Index	3,086	—	2	2/15/13	2
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index Index	10,098	—	(106)	2/15/13	(106)
Commodity Swap Agreement with Deutsche Bank, based on the Dow-Jones UBS Commodity Total Return Index Index	51,645	289	(515)	2/15/13	(804)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index Index	6,742	(50)	(58)	2/15/13	(8)
Commodity Swap Agreement with Goldman Sachs International, based on the Dow-Jones UBS Commodity Total Return Index Index	18,143	—	12	2/15/13	12
Interest Rate Swap Agreement with Goldman Sachs International, based on the CME, 1.50% (a)	3,400	—	—	1/4/18	—
Interest Rate Swap Agreement with Deutsche Bank, based on the CPI Urban Consumers NSA, 1.50% (b)	500	4	8	7/15/22	4
		$203	$(1,285)		$(1,488)

Amounts designated as “ — ” are $0 or have been rounded to $0.

^	Cash has been pledged as collateral for swap agreements held by the Portfolio.
(a)	The Portfolio makes periodic payments when credit spreads, as represented by the Reference Entity, widen.
(b)	The Portfolio receives periodic payments when credit spreads, as represented by the Reference Entity, widen.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.61%
	Australia — 3.11%
187,734	AMP Ltd. (Life & Health Insurance)	$952
52,363	APA Group (Gas Utilities)	302
11,270	ASX Ltd. (Specialized Finance)	368
174,197	Australia & New Zealand Banking Group Ltd. (Diversified Banks)	4,587
25,343	Bendigo & Adelaide Bank Ltd. (Regional Banks)	226
128,779	CFS Retail Property Trust (Retail Real Estate Investment Trusts)	257
132,941	Coca-Cola Amatil Ltd. (Soft Drinks)	1,868
102,555	Commonwealth Bank of Australia (Diversified Banks)	6,677
300,482	Dexus Property Group (Diversified Real Estate Investment Trusts)	319
90,418	GPT Group (Diversified Real Estate Investment Trusts)	348
137,102	Harvey Norman Holdings Ltd. (General Merchandise Stores)	273
68,593	Iluka Resources Ltd. (Diversified Metals & Mining)	663
367	Macquarie Group Ltd. (Investment Banking & Brokerage)	14
224,109	Metcash Ltd. (Food Distributors)	777
217,927	Mirvac Group (Diversified Real Estate Investment Trusts)	339
149,725	National Australia Bank Ltd. (Diversified Banks)	3,937
28,172	Newcrest Mining Ltd. (Gold)	659
76,608	OZ Minerals Ltd. (Diversified Metals & Mining)	544
106,579	QBE Insurance Group Ltd. (Property & Casualty Insurance)	1,221
80,713	SP AusNet (Electric Utilities)	94
144,231	Stockland Trust Group (Diversified Real Estate Investment Trusts)	533
47,891	Sydney Airport (Airport Services)	169
185,601	Tabcorp Holdings Ltd. (Casinos & Gaming)	593
341,852	Tatts Group Ltd. (Casinos & Gaming)	1,076
777,411	Telstra Corp. Ltd. (Integrated Telecommunication Services)	3,541
173,933	Toll Holdings Ltd. (Air Freight & Logistics)	833
337,720	Transurban Group (Highways & Railtracks)	2,146
65,640	Westfield Group (Retail Real Estate Investment Trusts)	725
188,987	Westfield Retail Trust (Retail Real Estate Investment Trusts)	596
204,541	Westpac Banking Corp. (Diversified Banks)	5,603
20,416	WorleyParsons Ltd. (Oil & Gas Equipment & Services)	503
		40,743
	Austria — 0.25%
24,006	Andritz AG (Industrial Machinery)	1,542
43,717	Immofinanz AG (Real Estate Operating Companies)	184

Shares	Security Description	Value (000)
	Austria (continued)
27,954	OMV AG (Integrated Oil & Gas)	$1,013
21,802	Telekom Austria AG (Integrated Telecommunication Services)	166
3,194	Verbund AG (Electric Utilities)	79
4,443	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	237
		3,221
	Belgium — 1.03%
113,145	Anheuser-Busch InBev NV (Brewers)	9,852
14,724	Belgacom SA (Integrated Telecommunication Services)	433
19,761	Delhaize Group (Food Retail)	796
3,912	Groupe Bruxelles Lambert SA (Multi-Sector Holdings)	312
9,763	Telenet Group Holding NV (Alternative Carriers)	462
28,635	UCB SA (Pharmaceuticals)	1,640
		13,495
	Bermuda — 0.31%
110,808	Seadrill Ltd. (Oil & Gas Drilling)	4,084
	Brazil — 0.16%
13,400	Banco Bradesco SA – Sponsored ADR (Diversified Banks)*	233
68,500	Hypermarcas SA (Personal Products) (a)*	556
128,100	Oi SA (Integrated Telecommunication Services)*	573
23,141	Oi SA – Sponsored ADR (Integrated Telecommunication Services)*	99
156,522	Oi SA – Sponsored ADR (Integrated Telecommunication Services)*	628
		2,089
	British Virgin Islands — 0.08%
91,541	Arcos Dorados Holdings, Inc., Class – A (Restaurants)*	1,095
	Canada — 1.93%
22,400	Barrick Gold Corp. (Gold)*	784
46,600	CAE, Inc. (Aerospace & Defense)*	472
35,000	Cameco Corp. (Coal & Consumable Fuels)*	690
120,224	Canadian Pacific Railway Ltd. (Railroads)*	12,217
43,700	Cenovus Energy, Inc. (Integrated Oil & Gas)*	1,463
108,800	Centerra Gold, Inc. (Gold)(b)*	1,019
67,700	EnCana Corp. (Oil & Gas Exploration & Production)*	1,338
18,800	First Quantum Minerals Ltd. (Diversified Metals & Mining)*	414
52,700	Inmet Mining Corp. (Diversified Metals & Mining)*	3,922
14,200	Intact Financial Corp. (Property & Casualty Insurance)*	925
65,700	Progressive Waste Solutions Ltd. (Environmental & Facilities Services)*	1,419
9,700	Telus Corp. (Integrated Telecommunication Services)*	631
		25,294

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Cayman Islands — 0.02%
100,500	Stella International Holdings Ltd. (Footwear)	$274
	China — 2.00%
76,500	Baidu, Inc. – Sponsored ADR (Internet Software & Services) (a)*	7,672
2,762,613	Bank of China Ltd., H Shares (Diversified Banks)	1,251
2,850,101	China Construction Bank Corp., H Shares (Diversified Banks)	2,329
170,000	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	196
1,160,654	China Resources Land Ltd. (Real Estate Development)	3,216
142,000	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	636
485,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobile Manufacturers)	764
2,795,058	Industrial & Commercial Bank of China Ltd., H Shares (Diversified Banks)	2,018
18,000	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	1,123
93,847	Tencent Holdings Ltd. (Internet Software & Services)	3,078
1,158,500	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	3,918
		26,201
	Curaçao — 0.35%
67,011	Schlumberger Ltd. (Oil & Gas Equipment & Services)	4,643
	Denmark — 0.40%
108	A.P. Moller – Maersk A/S, Class – A (Marine)	769
251	A.P. Moller – Maersk A/S, Class – B (Marine)	1,901
13,868	Novo Nordisk A/S, Class – B (Pharmaceuticals)	2,259
46,017	TDC A/S (Integrated Telecommunication Services)	326
		5,255
	Finland — 0.40%
13,685	Elisa Oyj (Integrated Telecommunication Services)	303
21,641	Fortum Oyj (Electric Utilities)	405
18,755	Orion Oyj, Class – B (Integrated Oil & Gas)	552
122,214	Sampo Oyj, A Shares (Multi-line Insurance)	3,958
		5,218
	France — 8.87%
15,670	Air Liquide SA (Industrial Gases)	1,980
168,494	AXA SA (Multi-line Insurance)	3,025
184,336	BNP Paribas (Diversified Banks)	10,493
79,553	Bouygues SA (Construction & Engineering)	2,367
24,485	Casino Guichard-Perrachon SA (Food Retail)	2,345
39,968	Compagnie de Saint-Gobain (Building Products)	1,716

Shares	Security Description	Value (000)
	France — 8.87%
18,029	Danone SA (Packaged Foods & Meats)	$1,191
20,274	Electricite de France SA (Electric Utilities)	376
2,280	Fonciere des Regions (Diversified Real Estate Investment Trusts)	192
113,498	GDF Suez (Multi-Utilities)	2,337
1,856	Gecina SA (Diversified Real Estate Investment Trusts)	210
28,043	JC Decaux SA (Advertising)	669
7,933	Klepierre (Retail Real Estate Investment Trusts)	317
3,846	L'Oreal SA (Personal Products)	535
41,454	Lagardere SCA (Publishing)	1,394
129,542	Legrand SA (Electrical Components & Equipment)	5,497
15,966	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	2,946
93,527	Pernod Ricard SA (Distillers & Vintners)	10,850
38,206	Rexel SA (Trading Companies & Distributors)	781
76,801	Sanofi-Aventis (Pharmaceuticals)	7,282
134,169	Schneider Electric SA (Electrical Components & Equipment)	9,826
13,784	SCOR SE (Reinsurance)	373
38,343	Societe Generale (Diversified Banks) (a)	1,458
23,735	Suez Environnement Co. (Multi-Utilities)	286
53,190	Technip SA (Oil & Gas Equipment & Services)	6,150
338,025	Total SA (Integrated Oil & Gas)	17,586
32,885	Unibail-Rodamco SE (Retail Real Estate Investment Trusts)	7,974
162,475	Vinci SA (Construction & Engineering)	7,822
229,691	Vivendi (Movies & Entertainment)	5,194
29,133	Zodiac Aerospace (Aerospace & Defense)	3,225
		116,397
	Germany — 11.26%
40,255	Allianz SE (Multi-line Insurance)	5,611
7,150	Axel Springer AG (Publishing)	306
107,725	BASF SE (Diversified Chemicals)	10,185
128,165	Bayer AG (Pharmaceuticals)	12,221
11,454	Bayerische Motoren Werke AG (Automobile Manufacturers)	1,115
61,243	Beiersdorf AG (Personal Products)	5,014
4,650	Bilfinger Berger SE (Construction & Engineering)	451
40,354	Brenntag AG (Trading Companies & Distributors) (b)	5,316
294,907	Daimler AG (Automobile Manufacturers)	16,234
45,012	Deutsche Bank AG (Diversified Capital Markets)	1,980
92,061	Deutsche Boerse AG (Specialized Finance)	5,645
578,809	Deutsche Post AG (Air Freight & Logistics) (b)	12,747
287,592	Deutsche Telekom AG – Registered (Integrated Telecommunication Services)	3,273

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
55,964	Deutsche Wohnen AG (Real Estate Operating Companies)	$1,039
81,504	E.ON AG (Electric Utilities)	1,529
15,363	ElringKlinger AG (Auto Parts & Equipment)	521
3,201	Hannover Rueckversicherung AG – Registered (Reinsurance)	251
49,689	HeidelbergCement AG (Construction Materials)	3,040
30,691	K+S AG – Registered (Fertilizers & Agricultural Chemicals)	1,425
42,434	Kabel Deutschland Holding AG (Cable & Satellite)	3,193
118,908	Linde AG (Industrial Gases) (b)	20,800
23,294	Metro AG (Hypermarkets & Super Centers)	647
8,555	MTU Aero Engines Holding AG (Aerospace & Defense)	781
79,915	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	14,425
22,351	RWE AG (Multi-Utilities)	927
69,249	SAP AG (Application Software)	5,568
121,829	Siemens AG (Industrial Conglomerates)	13,321
3,059	Wacker Chemie AG (Specialty Chemicals)	201
		147,766
	Hong Kong — 4.56%
3,746,180	AIA Group Ltd. (Life & Health Insurance) (b)	14,859
324,062	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	1,019
237,738	Cathay Pacific Airways Ltd. (Airlines)	442
155,975	Cheung Kong (Holdings) Ltd. (Diversified Real Estate Activities)	2,427
29,759	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	184
436,000	China Merchants Holdings (International) Co. Ltd. (Marine Ports & Services)	1,424
360,605	China Mobile Ltd. (Wireless Telecommunication Services)	4,244
90,583	CLP Holdings Ltd. (Electric Utilities)	761
2,058,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	4,534
199,458	Hang Seng Bank Ltd. (Diversified Banks)	3,079
1,746,337	HKT Trust and HKT Ltd. (Integrated Telecommunication Services)	1,715
241,246	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	663
52,600	Hong Kong Exchanges & Clearing Ltd. (Specialized Finance)	910
279,768	HongKong Land Holdings Ltd. (Real Estate Operating Companies)	1,976
111,189	Hopewell Holdings Ltd. (Diversified Real Estate Activities)	482
460,000	Li & Fung Ltd. (Distributors)	830
400,000	PCCW Ltd. (Integrated Telecommunication Services)	177

Shares	Security Description	Value (000)
	Hong Kong (continued)
70,181	Power Assets Holdings Ltd. (Electric Utilities)	$602
397,495	Sands China Ltd. (Casinos & Gaming)	1,777
1,373,325	Sino Land Co. Ltd. (Real Estate Development)	2,515
733,476	SJM Holdings Ltd. (Casinos & Gaming)	1,731
453,063	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	6,871
59,696	Swire Pacific Ltd., Class – A (Diversified Real Estate Activities)	747
68,888	The Bank of East Asia Ltd. (Diversified Banks)	267
446,178	The Link Real Estate Investment Trust (Retail Real Estate Investment Trusts)	2,235
77,000	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	614
150,000	Tingyi (Cayman Islands) Holding Corp. (Packaged Foods & Meats)	422
857,330	Wynn Macau Ltd. (Casinos & Gaming) (a)	2,361
		59,868
	India — 0.05%
14,800	ICICI Bank Ltd. – Sponsored ADR (Diversified Banks)*	645
	Indonesia — 0.09%
667,500	PT Astra International Tbk (Automobile Manufacturers)	529
942,500	PT Bank Rakyat Indonesia Persero Tbk (Diversified Banks)	684
		1,213
	Ireland — 1.46%
109,963	Covidien PLC (Health Care Equipment)*	6,349
213,505	CRH PLC (Construction Materials)	4,341
14,603	Elan Corp. PLC (Pharmaceuticals)	150
174,300	Elan Corp. PLC – Sponsored ADR (Pharmaceuticals)*	1,780
46,046	Glanbia PLC (Packaged Foods & Meats) (b)	507
4,607	Prothena Corp. PLC (Biotechnology) (a)*	34
79,300	Ryanair Holdings PLC – Sponsored ADR (Airlines)*	2,718
274,811	Smurfit Kappa Group PLC (Paper Packaging)	3,229
		19,108
	Italy — 1.56%
64,152	Atlantia SpA (Highways & Railtracks)	1,165
320,276	Enel SpA (Electric Utilities)	1,332
448,093	Eni SpA (Integrated Oil & Gas)	10,976
242,275	Fiat Industrial SpA (Construction & Farm Machinery & Heavy Trucks)	2,654
767,279	Snam Rete Gas SpA (Gas Utilities)	3,581
563,731	Telecom Italia SpA (Integrated Telecommunication Services)	448
63,421	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	254
		20,410

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan — 20.31%
800	ABC-Mart, Inc. (Apparel Retail)	$35
1,190	ACOM Co. Ltd. (Consumer Finance) (a)	34
4,500	ADVANTEST Corp. (Semiconductor Equipment)	71
98,675	Aeon Co. Ltd. (Hypermarkets & Super Centers)	1,128
4,700	Aeon Credit Service Co. Ltd. (Consumer Finance)	95
2,200	AEON Mall Co. Ltd. (Real Estate Operating Companies)	54
4,000	Air Water, Inc. (Industrial Gases)	51
5,700	Aisin Seiki Co. Ltd. (Auto Parts & Equipment)	178
115,000	Ajinomoto Co., Inc. (Packaged Foods & Meats)	1,522
6,606	Alfresa Holdings Corp. (Health Care Distributors)	258
34,000	All Nippon Airways Co. Ltd. (Airlines)	71
59,250	Amada Co. Ltd. (Industrial Machinery)	386
17,000	Aozora Bank Ltd. (Diversified Banks)	52
163,380	Asahi Glass Co. Ltd. (Building Products)	1,193
11,500	Asahi Group Holdings Ltd. (Brewers)	245
206,577	Asahi Kasei Corp. (Commodity Chemicals)	1,222
4,500	ASICS Corp. (Footwear)	69
72,013	Astellas Pharma, Inc. (Pharmaceuticals)	3,238
10,703	Benesse Holdings, Inc. (Education Services)	445
77,499	Bridgestone Corp. (Tires & Rubber)	2,018
7,000	Brother Industries Ltd. (Office Electronics)	75
500	CALBEE, Inc. (Packaged Foods & Meats)	35
186,393	Canon, Inc. (Office Electronics)	7,226
40,562	Casio Computer Co. Ltd. (Consumer Electronics)	356
4,300	Central Japan Railway Co. (Railroads)	349
4,443	Chiyoda Corp. (Construction & Engineering)	64
19,200	Chubu Electric Power Co., Inc. (Electric Utilities)	256
36,846	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	706
7,800	Citizen Holdings Co. Ltd. (Electronic Equipment & Instruments)	41
11,344	Coca-Cola West Co. Ltd. (Soft Drinks)	175
100,808	Cosmo Oil Co. Ltd. (Oil & Gas Refining & Marketing)	226
4,700	Credit Saison Co. Ltd. (Consumer Finance)	118
91,592	Dai Nippon Printing Co. Ltd. (Commercial Printing)	718
9,000	Daicel Corp. (Specialty Chemicals)	60
8,000	Daido Steel Co. Ltd. (Steel)	41
31,469	Daihatsu Motor Co. Ltd. (Automobile Manufacturers)	627
110,602	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	1,698
7,000	Daikin Industries Ltd. (Building Products)	240
4,700	Dainippon Sumitomo Pharma Co. Ltd. (Pharmaceuticals)	56

Shares	Security Description	Value (000)
	Japan (continued)
5,004	Daito Trust Construction Co. Ltd. (Diversified Real Estate Activities)	$473
15,000	Daiwa House Industry Co. Ltd. (Diversified Real Estate Activities)	258
49,000	Daiwa Securities Group, Inc. (Investment Banking & Brokerage)	273
3,100	DeNA Co. Ltd. (Internet Software & Services)	102
76,200	Denki Kagaku Kogyo Kabushiki Kaisha (Commodity Chemicals)	261
30,100	Denso Corp. (Auto Parts & Equipment)	1,048
5,400	Dentsu, Inc. (Advertising)	145
1,600	Don Quijote Co. Ltd. (General Merchandise Stores)	59
10,100	East Japan Railway Co. (Railroads)	653
41,330	Eisai Co. Ltd. (Pharmaceuticals)	1,726
7,612	Electric Power Development Co. Ltd. (Independent Power Producers & Energy Traders)	181
9,443	FamilyMart Co. Ltd. (Food Retail)	389
29,600	Fanuc Ltd. (Industrial Machinery)	5,508
4,566	Fast Retailing Co. Ltd. (Apparel Retail)	1,165
17,000	Fuji Electric Co. Ltd. (Electrical Components & Equipment)	42
17,000	Fuji Heavy Industries Ltd. (Automobile Manufacturers)	214
75,840	FUJIFILM Holdings Corp. (Electronic Equipment & Instruments)	1,526
304,582	Fujitsu Ltd. (Computer Hardware)	1,278
23,000	Fukuoka Financial Group, Inc. (Regional Banks)	92
19,000	Furukawa Electric Co. Ltd. (Electrical Components & Equipment) (a)	43
2,800	Gree, Inc. (Internet Software & Services)	43
57,401	GS Yuasa Corp. (Electrical Components & Equipment)	231
690	Hakuhodo DY Holdings, Inc. (Advertising)	45
52,600	Hamamatsu Photonics K.K. (Electronic Components)	1,913
34,000	Hankyu Hanshin Holdings, Inc. (Railroads)	176
8,000	Hino Motors Ltd. (Construction & Farm Machinery & Heavy Trucks)	72
900	Hirose Electric Co. Ltd. (Electronic Components)	108
1,800	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	90
19,418	Hitachi Chemical Co. Ltd. (Specialty Chemicals)	293
3,200	Hitachi Construction Machinery Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	67
1,800	Hitachi High-Technologies Corp. (Technology Distributors)	37
736,000	Hitachi Ltd. (Electronic Equipment & Instruments)	4,332
5,000	Hitachi Metals Ltd. (Steel)	43

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
5,400	Hokkaido Electric Power Co., Inc. (Electric Utilities)	$66
5,000	Hokuriku Electric Power Co. (Electric Utilities)	59
553,520	Honda Motor Co. Ltd. (Automobile Manufacturers)	20,503
71,185	HOYA Corp. (Electronic Components)	1,403
7,100	Hulic Co. Ltd. (Real Estate Operating Companies)	48
3,600	IBIDEN Co. Ltd. (Electronic Components)	58
3,692	Idemitsu Kosan Co. Ltd. (Oil & Gas Refining & Marketing)	322
39,000	IHI Corp. (Industrial Machinery)	101
65	INPEX Corp. (Oil & Gas Exploration & Production)	348
10,600	Isetan Mitsukoshi Holdings Ltd. (Department Stores)	104
35,000	Isuzu Motors Ltd. (Automobile Manufacturers)	209
245,690	ITOCHU Corp. (Trading Companies & Distributors)	2,597
3,977	ITOCHU Techno-Solutions Corp. (IT Consulting & Other Services)	164
14,000	J. Front Retailing Co. Ltd. (Department Stores)	78
1,714	Japan Airlines Co. Ltd. (Airlines) (a)	74
900	Japan Petroleum Exploration Co. Ltd. (Oil & Gas Exploration & Production)	32
47	Japan Prime Realty Investment Corp. (Office Real Estate Investment Trusts)	136
38	Japan Real Estate Investment Corp. (Office Real Estate Investment Trusts)	374
129	Japan Retail Fund Investment Corp. (Retail Real Estate Investment Trusts)	237
434,600	Japan Tobacco, Inc. (Tobacco)	12,279
14,600	JFE Holdings, Inc. (Steel)	275
198,000	JGC Corp. (Construction & Engineering)	6,171
7,900	JS Group Corp. (Building Products)	176
5,300	JSR Corp. (Specialty Chemicals)	101
6,600	JTEKT Corp. (Industrial Machinery)	63
62	Jupiter Telecommunications Co. Ltd. (Cable & Satellite)	77
373,724	JX Holdings, Inc. (Oil & Gas Refining & Marketing)	2,110
25,000	Kajima Corp. (Construction & Engineering)	83
40,200	Kakaku.com, Inc. (Internet Software & Services)	1,327
7,000	Kamigumi Co. Ltd. (Marine Ports & Services)	56
52,398	Kaneka Corp. (Commodity Chemicals)	265
6,000	Kansai Paint Co. Ltd. (Specialty Chemicals)	65
85,129	Kao Corp. (Personal Products)	2,219
42,000	Kawasaki Heavy Industries Ltd. (Industrial Machinery)	114
106,208	KDDI Corp. (Wireless Telecommunication Services)	7,510

Shares	Security Description	Value (000)
	Japan (continued)
14,000	Keikyu Corp. (Railroads)	$124
17,000	Keio Corp. (Railroads)	127
8,000	Keisei Electric Railway Co. Ltd. (Railroads)	68
19,567	Keyence Corp. (Electronic Equipment & Instruments)	5,427
5,000	Kikkoman Corp. (Packaged Foods & Meats)	71
4,000	Kinden Corp. (Construction & Engineering)	26
48,000	Kintetsu Corp. (Railroads)	197
142,386	Kirin Holdings Co. Ltd. (Brewers)	1,676
74,000	Kobe Steel Ltd. (Steel) (a)	95
3,000	Koito Manufacturing Co. Ltd. (Auto Parts & Equipment)	44
27,800	Komatsu Ltd. (Construction & Farm Machinery & Heavy Trucks)	713
3,000	Konami Corp. (Home Entertainment Software)	68
77,981	Konica Minolta Holdings, Inc. (Office Electronics)	561
73,256	Kubota Corp. (Construction & Farm Machinery & Heavy Trucks)	842
57,026	Kuraray Co. Ltd. (Commodity Chemicals)	748
3,400	Kurita Water Industries Ltd. (Industrial Machinery)	75
4,524	Kyocera Corp. (Electronic Components)	410
8,000	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals)	79
12,700	Kyushu Electric Power Co., Inc. (Electric Utilities)	145
9,784	Lawson, Inc. (Food Retail)	664
19	M3, Inc. (Health Care Technology)	30
700	Mabuchi Motor Co. Ltd. (Electrical Components & Equipment)	30
3,300	Makita Corp. (Industrial Machinery)	153
336,286	Marubeni Corp. (Trading Companies & Distributors)	2,413
6,600	Marui Group Co. Ltd. (Department Stores)	53
1,400	Maruichi Steel Tube Ltd. (Steel)	32
80,000	Mazda Motor Corp. (Automobile Manufacturers) (a)	164
2,000	McDonald's Holdings Co. (Japan) Ltd. (Restaurants)	53
4,400	Medipal Holdings Corp. (Health Care Distributors)	49
1,800	MEIJI Holdings Co. Ltd. (Packaged Foods & Meats)	78
1,700	Miraca Holdings, Inc. (Health Care Services)	69
221,189	Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)	1,102
260,411	Mitsubishi Corp. (Trading Companies & Distributors)	5,015
58,000	Mitsubishi Electric Corp. (Heavy Electrical Equipment)	494
37,000	Mitsubishi Estate Co. Ltd. (Diversified Real Estate Activities)	886

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
12,000	Mitsubishi Gas Chemical Co., Inc. (Diversified Chemicals)	$74
90,000	Mitsubishi Heavy Industries Ltd. (Industrial Machinery)	435
3,428	Mitsubishi Logistics Corp. (Marine Ports & Services)	49
33,000	Mitsubishi Materials Corp. (Diversified Metals & Mining)	113
115,000	Mitsubishi Motors Corp. (Automobile Manufacturers) (a)	119
36,750	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	479
924,789	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	5,005
1,730	Mitsubishi UFJ Lease & Finance Co. Ltd. (Specialized Finance)	74
282,384	Mitsui & Co. Ltd. (Trading Companies & Distributors)	4,233
26,000	Mitsui Chemicals, Inc. (Commodity Chemicals)	68
45,000	Mitsui Fudosan Co. Ltd. (Diversified Real Estate Activities)	1,101
32,000	Mitsui O.S.K. Lines Ltd. (Marine)	95
1,441,797	Mizuho Financial Group, Inc. (Diversified Banks)	2,644
32,204	MS&AD Insurance Group Holdings, Inc. (Property & Casualty Insurance)	643
78,800	Murata Manufacturing Co. Ltd. (Electronic Components)	4,649
3,000	Nabtesco Corp. (Industrial Machinery)	67
5,300	Namco Bandai Holdings, Inc. (Leisure Products)	69
78,000	NEC Corp. (Computer Hardware) (a)	165
3,200	Nexon Co. Ltd. (Home Entertainment Software) (a)	32
314,167	NGK Insulators Ltd. (Industrial Machinery)	3,727
5,000	NGK Spark Plug Co. Ltd. (Auto Parts & Equipment)	67
4,700	NHK Spring Co. Ltd. (Auto Parts & Equipment)	39
3,200	Nidec Corp. (Electronic Components)	187
19,400	Nikon Corp. (Photographic Products)	573
17,774	Nintendo Co. Ltd. (Home Entertainment Software)	1,898
42	Nippon Building Fund, Inc. (Office Real Estate Investment Trusts)	435
11,000	Nippon Electric Glass Co. Ltd. (Electronic Components)	63
140,003	Nippon Express Co. Ltd. (Trucking)	579
5,000	Nippon Meat Packers, Inc. (Packaged Foods & Meats)	69
16,156	Nippon Paper Group, Inc. (Paper Products)	225
226,000	Nippon Steel & Sumitomo Metal Corp. (Steel)	557
41,717	Nippon Telegraph & Telephone Corp. (Integrated Telecommunication Services)	1,757

Shares	Security Description	Value (000)
	Japan (continued)
48,000	Nippon Yusen Kabushiki Kaisha (Marine)	$113
787,116	Nissan Motor Co. Ltd. (Automobile Manufacturers)	7,470
5,500	Nisshin Seifun Group, Inc. (Packaged Foods & Meats)	69
1,700	Nissin Foods Holdings Co. Ltd. (Packaged Foods & Meats)	64
1,000	Nitori Holdings Co. Ltd. (Homefurnishing Retail)	73
26,979	Nitto Denko Corp. (Specialty Chemicals)	1,329
23,547	NKSJ Holdings, Inc. (Property & Casualty Insurance)	505
3,100	NOK Corp. (Auto Parts & Equipment)	49
108,100	Nomura Holdings, Inc. (Investment Banking & Brokerage)	640
2,800	Nomura Real Estate Holdings, Inc. (Diversified Real Estate Activities)	54
17	Nomura Real Estate Office Fund, Inc. (Office Real Estate Investment Trusts)	98
16,650	Nomura Research Institute Ltd. (IT Consulting & Other Services)	347
13,000	NSK Ltd. (Industrial Machinery)	93
38	NTT Data Corp. (IT Consulting & Other Services)	119
1,461	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	2,106
34	NTT Urban Development Corp. (Real Estate Operating Companies)	33
19,000	Obayashi Corp. (Construction & Engineering)	107
19,000	Odakyu Electric Railway Co. Ltd. (Railroads)	198
128,005	Oji Paper Co. Ltd. (Paper Products)	442
6,500	Olympus Corp. (Health Care Equipment) (a)	126
6,000	OMRON Corp. (Electronic Components)	144
13,393	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	684
24,000	Oracle Corp. Japan (Systems Software)	1,000
1,500	Oriental Land Co. Ltd. (Leisure Facilities)	182
3,120	ORIX Corp. (Consumer Finance)	352
56,000	Osaka Gas Co. Ltd. (Gas Utilities)	203
2,616	Otsuka Corp. (IT Consulting & Other Services)	198
10,800	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	304
65,700	Panasonic Corp. (Consumer Electronics)	402
2,900	Park24 Co. Ltd. (Environmental & Facilities Services)	46
21,600	Rakuten, Inc. (Internet Retail)	168
119,481	Resona Holdings, Inc. (Regional Banks)	546
19,000	Ricoh Co. Ltd. (Office Electronics)	202
1,000	Rinnai Corp. (Household Appliances)	68
15,567	Rohm Co. Ltd. (Semiconductors)	509
26,667	Sankyo Co. Ltd. (Leisure Products)	1,058
1,300	Sanrio Co. Ltd. (Specialty Stores)	41
12,003	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	461

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
6,700	SBI Holdings, Inc. (Asset Management & Custody Banks)	$60
6,200	SECOM Co. Ltd. (Security & Alarm Services)	312
33,582	Sega Sammy Holdings, Inc. (Leisure Products)	567
68,543	Sekisui Chemical Co. Ltd. (Homebuilding)	598
87,122	Sekisui House Ltd. (Homebuilding)	954
121,963	Seven & I Holdings Co. Ltd. (Food Retail)	3,439
33,704	Seven Bank Ltd. (Regional Banks)	89
30,000	Sharp Corp. (Consumer Electronics)	106
5,000	Shikoku Electric Power Co., Inc. (Electric Utilities)	80
7,000	Shimadzu Corp. (Electronic Equipment & Instruments)	48
629	Shimamura Co. Ltd. (Apparel Retail)	61
2,200	Shimano, Inc. (Leisure Products)	141
96,532	Shimizu Corp. (Construction & Engineering)	363
76,100	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	4,645
45,000	Shinsei Bank Ltd. (Regional Banks)	90
48,514	Shionogi & Co. Ltd. (Pharmaceuticals)	809
57,594	Shiseido Co. Ltd. (Personal Products)	813
42,000	Showa Denko K.K. (Diversified Chemicals)	64
32,630	Showa Shell Sekiyu K.K. (Oil & Gas Refining & Marketing)	185
6,200	SMC Corp. (Industrial Machinery)	1,126
155,000	SOFTBANK Corp. (Wireless Telecommunication Services)	5,680
202,236	Sojitz Corp. (Trading Companies & Distributors)	299
29,900	Sony Corp. (Electronic Equipment & Instruments)	335
233,700	Sony Financial Holdings, Inc. (Life & Health Insurance)	4,202
10,383	Square Enix Holdings Co. Ltd. (Home Entertainment Software)	132
4,300	Stanley Electric Co. Ltd. (Auto Parts & Equipment)	61
14,700	Start Today Co. Ltd. (Internet Retail)	136
3,500	Sumco Corp. (Semiconductor Equipment) (a)	34
44,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	139
241,203	Sumitomo Corp. (Trading Companies & Distributors)	3,095
155,300	Sumitomo Electric Industries Ltd. (Electrical Components & Equipment)	1,795
16,000	Sumitomo Heavy Industries Ltd. (Industrial Machinery)	77
84,726	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	1,196
146,329	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	5,319
196,435	Sumitomo Mitsui Trust Holdings, Inc. (Diversified Banks)	692

Shares	Security Description	Value (000)
	Japan (continued)
10,521	Sumitomo Realty & Development Co. Ltd. (Diversified Real Estate Activities)	$351
5,100	Sumitomo Rubber Industries Ltd. (Tires & Rubber)	62
5,000	Suruga Bank Ltd. (Regional Banks)	61
2,100	Suzuken Co. Ltd. (Health Care Distributors)	59
54,600	Suzuki Motor Corp. (Automobile Manufacturers)	1,429
51,000	Sysmex Corp. (Health Care Equipment)	2,349
36,579	T&D Holdings, Inc. (Life & Health Insurance)	445
33,000	Taiheiyo Cement Corp. (Construction Materials)	91
31,000	Taisei Corp. (Construction & Engineering)	103
1,100	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	76
38,630	Taiyo Nippon Sanso Corp. (Industrial Gases)	222
8,000	Takashimaya Co. Ltd. (Department Stores)	57
129,211	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	5,776
3,700	TDK Corp. (Electronic Components)	135
149,662	Teijin Ltd. (Commodity Chemicals)	373
4,500	Terumo Corp. (Health Care Equipment)	179
10,000	The Bank of Kyoto Ltd. (Regional Banks)	85
357,250	The Bank of Yokohama Ltd. (Regional Banks)	1,661
21,638	The Chiba Bank Ltd. (Regional Banks)	127
5,000	The Chugoku Bank Ltd. (Regional Banks)	70
8,800	The Chugoku Electric Power Co., Inc. (Electric Utilities)	138
253	The Dai-ichi Life Insurance Co. Ltd. (Life & Health Insurance)	356
11,000	The Gunma Bank Ltd. (Regional Banks)	54
12,000	The Hachijuni Bank Ltd. (Regional Banks)	60
15,000	The Hiroshima Bank Ltd. (Regional Banks)	63
8,000	The Iyo Bank Ltd. (Regional Banks)	63
9,000	The Japan Steel Works Ltd. (Industrial Machinery)	59
19,000	The Joyo Bank Ltd. (Regional Banks)	90
22,300	The Kansai Electric Power Co., Inc. (Electric Utilities)	234
20,000	The Nishi-Nippon City Bank Ltd. (Regional Banks)	50
16,000	The Shizuoka Bank Ltd. (Regional Banks)	156
3,600	THK Co. Ltd. (Industrial Machinery)	65
30,000	Tobu Railway Co. Ltd. (Railroads)	159
3,400	Toho Co. Ltd. (Movies & Entertainment)	60
12,000	Toho Gas Co. Ltd. (Gas Utilities)	64
13,500	Tohoku Electric Power Co., Inc. (Electric Utilities) (a)	126
61,336	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	1,709
43,000	Tokyo Electric Power Co., Inc. (Electric Utilities) (a)	104

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
88,616	Tokyo Electron Ltd. (Semiconductor Equipment)	$4,088
73,000	Tokyo Gas Co. Ltd. (Gas Utilities)	334
34,000	Tokyu Corp. (Railroads)	192
13,000	Tokyu Land Corp. (Diversified Real Estate Activities)	95
45,020	TonenGeneral Sekiyu K.K. (Oil & Gas Refining & Marketing)	389
91,911	Toppan Printing Co. Ltd. (Commercial Printing)	570
44,000	Toray Industries, Inc. (Commodity Chemicals)	270
661,087	Toshiba Corp. (Computer Hardware)	2,617
8,000	TOTO Ltd. (Building Products)	60
4,500	Toyo Seikan Kaisha Ltd. (Metal & Glass Containers)	61
2,527	Toyo Suisan Kaisha Ltd. (Packaged Foods & Meats)	67
1,900	Toyoda Gosei Co. Ltd. (Auto Parts & Equipment)	39
2,000	Toyota Boshoku Corp. (Auto Parts & Equipment)	23
4,800	Toyota Industries Corp. (Auto Parts & Equipment)	153
326,600	Toyota Motor Corp. (Automobile Manufacturers)	15,254
6,300	Toyota Tsusho Corp. (Trading Companies & Distributors)	156
60,657	Trend Micro, Inc. (Systems Software)	1,833
1,800	Tsumura & Co. (Pharmaceuticals)	54
162,555	Ube Industries Ltd. (Diversified Chemicals)	391
3,400	Unicharm Corp. (Household Products)	177
3,100	Ushio, Inc. (Electrical Components & Equipment)	34
3,529	USS Co. Ltd. (Automotive Retail)	368
27,577	West Japan Railway Co. (Railroads)	1,087
1,447	Yahoo Japan Corp. (Internet Software & Services)	469
2,900	Yakult Honsha Co. Ltd. (Packaged Foods & Meats)	127
2,590	Yamada Denki Co. Ltd. (Computer & Electronics Retail)	100
6,000	Yamaguchi Financial Group, Inc. (Regional Banks)	53
4,700	Yamaha Corp. (Leisure Products)	50
8,300	Yamaha Motor Co. Ltd. (Motorcycle Manufacturers)	92
11,100	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	169
1,200	Yamato Kogyo Co. Ltd. (Steel)	35
3,000	Yamazaki Baking Co. Ltd. (Packaged Foods & Meats)	33
6,000	Yaskawa Electric Corp. (Electronic Components)	58

Shares	Security Description	Value (000)
	Japan (continued)
6,000	Yokogawa Electric Corp. (Electronic Equipment & Instruments)	$66
		266,423
	Jersey — 0.66%
278,931	Glencore International PLC (Diversified Metals & Mining)	1,611
199,359	Petrofac Ltd. (Oil & Gas Equipment & Services)	5,327
36,519	Wolseley PLC (Trading Companies & Distributors)	1,746
		8,684
	Luxembourg — 0.40%
182,768	SES – FDR, Class – A (Cable & Satellite)	5,263
	Malaysia — 0.03%
405,400	Astro Malaysia Holdings Berhad (Broadcasting) (b)	398
	Netherlands — 5.15%
181,212	Akzo Nobel NV (Diversified Chemicals)	11,994
9,261	ASML Holding NV (Semiconductor Equipment)	3,282
9,261	ASML Holding NV – NYS (Semiconductor Equipment)*	596
2,225	Corio NV (Retail Real Estate Investment Trusts)	102
27,613	European Aeronautic Defence & Space Co. (Aerospace & Defense)	1,088
57,895	Fugro NV (Oil & Gas Equipment & Services)	3,435
40,030	Gemalto NV (Computer Storage & Peripherals)	3,613
114,470	Koninklijke Ahold NV (Food Retail)	1,535
9,107	Koninklijke Boskalis Westminster NV (Construction & Engineering)	412
61,522	Koninklijke DSM NV (Diversified Chemicals)	3,749
118,917	Koninklijke Philips Electronics NV (Industrial Conglomerates)	3,149
34,693	Koninklijke Vopak NV (Marine Ports & Services)	2,452
695,042	Reed Elsevier NV (Publishing)	10,305
875,552	TNT NV (Air Freight & Logistics)	3,415
424,160	Unilever NV (Packaged Foods & Meats)	16,228
36,642	Wolters Kluwer NV (Publishing)	753
42,863	Ziggo NV (Alternative Carriers) (b)	1,401
		67,509
	New Zealand — 0.03%
177,940	Telecom Corp. of New Zealand Ltd. (Integrated Telecommunication Services)	337
	Nigeria — 0.09%
1,201,375	Nigerian Breweries PLC (Brewers)	1,131
	Norway — 0.47%
8,100	Gjensidige Forsikring ASA (Multi-line Insurance)	117
132,911	Orkla ASA (Industrial Conglomerates)	1,165
191,355	Statoil ASA (Integrated Oil & Gas)	4,825
		$6,107

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Papua New Guinea — 0.17%
306,335	Oil Search Ltd. (Oil & Gas Exploration & Production) (b)	$2,265
	Portugal — 0.02%
92,898	EDP – Energias de Portugal SA (Electric Utilities)	283
	Russia — 0.21%
147,440	Gazprom OAO – Sponsored GDR (Integrated Oil & Gas)*	1,435
15,577	LUKOIL – Sponsored ADR (Integrated Oil & Gas)*	1,051
18,264	Sberbank of Russia – Sponsored ADR (Diversified Banks)*	229
		2,715
	Singapore — 1.94%
91,000	Ascendas Real Estate Investment Trust (Industrial Real Estate Investment Trusts)	178
93,624	CapitaCommercial Trust (Office Real Estate Investment Trusts)	130
112,000	CapitaMall Trust (Retail Real Estate Investment Trusts)	197
90,570	City Developments Ltd. (Diversified Real Estate Activities)	969
353,101	ComfortDelGro Corp. Ltd. (Trucking)	520
333,655	DBS Group Holdings Ltd. (Diversified Banks)	4,097
982,703	Hutchison Port Holdings Trust (Marine Ports & Services)	787
271,233	Keppel Corp. Ltd. (Industrial Conglomerates)	2,477
36,000	Keppel Land Ltd. (Real Estate Development)	121
1,143,608	Olam International Ltd. (Food Distributors)	1,469
428,000	SembCorp Industries Ltd. (Industrial Conglomerates)	1,867
1,063,000	SembCorp Marine Ltd. (Construction & Farm Machinery & Heavy Trucks)	4,062
392,139	Singapore Airlines Ltd. (Airlines)	3,479
41,601	Singapore Exchange Ltd. (Specialized Finance)	242
311,270	Singapore Press Holdings Ltd. (Publishing)	1,031
1,299,000	Singapore Telecommunications Ltd. (Integrated Telecommunication Services) (b)	3,536
362,443	Yangzijiang Shipbuilding Holdings Ltd. (Construction & Farm Machinery & Heavy Trucks)	290
		25,452

Shares	Security Description	Value (000)
	South Korea — 1.22%
14,220	Hana Financial Group, Inc. (Diversified Banks)	$465
57,840	Hynix Semiconductor, Inc. (Semiconductors) (a)	1,407
5,579	Hyundai Mobis (Auto Parts & Equipment) (a)	1,514
77,093	KT&G Corp. (Tobacco) (a)	5,836
4,731	Samsung Electronics Co. Ltd. (Semiconductors)	6,798
		16,020
	Spain — 1.63%
432,384	Banco Popular Espanol SA (Diversified Banks)	338
491,305	Banco Santander SA (Diversified Banks)	3,993
173,576	Enagas (Gas Utilities)	3,718
53,514	Grifols SA (Biotechnology) (a)	1,871
2,675	Grifols SA, Class – B (Biotechnology) (a)	68
5,515	Industria de Diseno Textil SA (Apparel Retail)	775
19,262	Red Electrica Corporacion SA (Electric Utilities)	951
91,493	Tecnicas Reunidas SA (Oil & Gas Equipment & Services)	4,285
393,209	Telefonica SA (Integrated Telecommunication Services)	5,323
		21,322
	Sweden — 2.20%
95,424	Assa Abloy AB, Class – B (Building Products)	3,594
7,241	Electrolux AB, Series B (Household Appliances)	191
188,948	Hennes & Mauritz AB, B Shares (Apparel Retail)	6,551
4,544	Industrivarden AB, C Shares (Multi-Sector Holdings)	76
7,936	Investment AB Kinnevik, B Shares (Multi-Sector Holdings)	166
20,306	Investor AB, B Shares (Diversified Capital Markets)	534
35,274	Lundin Petroleum AB (Oil & Gas Exploration & Production) (a)	817
119,521	Nordea Bank AB (Diversified Banks)	1,150
7,394	Ratos AB, B Shares (Asset Management & Custody Banks)	71
57,518	Securitas AB, B Shares (Security & Alarm Services)	505
368,504	Skandinaviska Enskilda Banken AB, Class – A (Diversified Banks)	3,154
68,985	Skanska AB, B Shares (Construction & Engineering)	1,133
78,273	Svenska Handelsbanken AB, A Shares (Diversified Banks)	2,815
35,959	Swedbank AB, A Shares (Diversified Banks)	707

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
29,643	Tele2 AB, B Shares (Integrated Telecommunication Services)	$536
551,761	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	5,576
199,092	TeliaSonera AB (Integrated Telecommunication Services)	1,352
		28,928
	Switzerland — 8.39%
402,187	ABB Ltd. – Registered (Heavy Electrical Equipment)	8,343
9,340	Actelion Ltd. – Registered (Biotechnology)	447
24,602	Adecco SA – Registered (Human Resource & Employment Services)	1,303
2,432	Baloise Holding AG – Registered (Multi-line Insurance)	210
143	Banque Cantonale Vaudoise – Registered (Regional Banks)	76
43,351	Compagnie Financiere Richemont SA, Class – A (Apparel, Accessories & Luxury Goods)	3,404
12,718	DKSH Holding Ltd. (Advertising) (a)	920
5,724	Givaudan SA – Registered (Specialty Chemicals)	6,051
17,599	Holcim Ltd. – Registered (Construction Materials)	1,297
10,297	Lonza Group AG – Registered (Life Sciences Tools & Services)	558
213,500	Nestle SA (Packaged Foods & Meats)	13,933
295,674	Novartis AG – Registered (Pharmaceuticals)	18,684
1,384	Pargesa Holding SA (Multi-Sector Holdings)	95
5,414	Partners Group Holding AG (Asset Management & Custody Banks) (b)	1,252
112,808	Roche Holding AG – Genusscheine (Pharmaceuticals)	22,814
5,675	Sonova Holding AG – Registered (Health Care Equipment)	631
2,369	Swiss Prime Site AG – Registered (Real Estate Operating Companies)	198
16,458	Swiss Re AG (Reinsurance)	1,193
6,093	Swisscom AG – Registered (Integrated Telecommunication Services)	2,641
6,261	Syngenta AG – Registered (Fertilizers & Agricultural Chemicals)	2,530
4,714	The Swatch Group AG (Apparel, Accessories & Luxury Goods)	2,391
7,064	The Swatch Group AG – Registered (Apparel, Accessories & Luxury Goods)	611
81,344	Transocean Ltd. (Oil & Gas Drilling)	3,648
659,472	UBS AG – Registered (Diversified Capital Markets)	10,323
24,415	Zurich Financial Services AG (Multi-line Insurance)	6,544
		110,097

Shares	Security Description	Value (000)
	Taiwan — 0.10%
5,178	Asustek Computer, Inc. – Sponsored GDR, Registered Shares (Computer Hardware)*	$291
28,793	Hon Hai Precision Industry Co. Ltd. – Sponsored GDR, Registered Shares (Electronic Manufacturing Services)*	176
47,600	Taiwan Semiconductor Manufacturing Co. Ltd. – Sponsored ADR (Semiconductors)	817
		1,284
	United Kingdom — 18.50%
10,079	Admiral Group PLC (Property & Casualty Insurance)	192
20,037	Anglo American PLC (Diversified Metals & Mining)	632
6,224	ASOS PLC (Internet Retail) (a)	275
195,873	AstraZeneca PLC (Pharmaceuticals)	9,281
868,075	Aviva PLC (Multi-line Insurance)	5,371
627,779	BAE Systems PLC (Aerospace & Defense)	3,489
943,709	Balfour Beatty PLC (Construction & Engineering)	4,247
2,049,903	Barclays PLC (Diversified Banks)	8,903
307,664	BG Group PLC (Integrated Oil & Gas)	5,131
26,940	BHP Billiton PLC (Diversified Metals & Mining)	950
1,308,771	BP PLC (Integrated Oil & Gas)	9,098
312,620	British American Tobacco PLC (Tobacco)	15,890
154,787	British Land Co. PLC (Diversified Real Estate Investment Trusts)	1,430
23,834	Capital Shopping Centres Group PLC (Retail Real Estate Investment Trusts)	137
12,256	Carnival PLC (Hotels, Resorts & Cruise Lines)	476
259,171	Centrica PLC (Multi-Utilities)	1,414
213,966	Cobham PLC (Aerospace & Defense)	777
63,559	Diageo PLC (Distillers & Vintners)	1,851
1,058,479	Dixons Retail PLC (Computer & Electronics Retail) (a)	499
26,100	Ensco PLC, Class – A (Oil & Gas Drilling)*	1,547
412,794	GKN PLC (Auto Parts & Equipment) (b)	1,557
486,759	GlaxoSmithKline PLC (Pharmaceuticals)	10,596
159,500	Grainger PLC (Real Estate Operating Companies)	309
26,600	Greene King PLC (Restaurants)	273
344,633	Home Retail Group PLC (Catalog Retail)	719
1,892,712	HSBC Holdings PLC (Diversified Banks)	20,053
811,954	HSBC Holdings PLC (HK) (Diversified Banks)	8,606
23,488	ICAP PLC (Investment Banking & Brokerage)	119
465,720	Imperial Tobacco Group PLC (Tobacco)	18,054
44,886	Inmarsat PLC (Alternative Carriers)	433
42,420	InterContinental Hotels Group PLC (Hotels, Resorts & Cruise Lines)	1,189
22,891	Investec PLC (Diversified Capital Markets)	159

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
244,280	J Sainsbury PLC (Food Retail)	$1,382
20,009	John Wood Group PLC (Oil & Gas Equipment & Services)	239
55,235	Johnson Matthey PLC (Specialty Chemicals)	2,169
235,015	Land Securities Group PLC (Diversified Real Estate Investment Trusts)	3,135
294,036	Legal & General Group PLC (Life & Health Insurance)	705
856,297	Lloyds Banking Group PLC (Diversified Banks) (a)	682
321,685	Marks & Spencer Group PLC (Department Stores)	2,020
229,907	Meggitt PLC (Aerospace & Defense)	1,439
381,711	Michael Page International PLC (Human Resource & Employment Services)	2,495
320,467	National Grid PLC (Multi-Utilities)	3,675
483,554	Prudential PLC (Life & Health Insurance)	6,898
2,761	RecKitt Benckiser Group PLC (Household Products)	175
60,284	Resolution Ltd. (Life & Health Insurance)	245
553,144	Rexam PLC (Metal & Glass Containers)	3,957
112,075	Rio Tinto PLC (Diversified Metals & Mining)	6,536
453,728	Rolls-Royce Holdings PLC (Aerospace & Defense)	6,507
21,299	Rotork PLC (Industrial Machinery)	889
120,987	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	4,199
44,946	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	1,547
152,701	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	5,447
175,387	RSA Insurance Group PLC (Multi-line Insurance)	362
136,642	SABMiller PLC (Brewers)	6,341
31,609	SEGRO PLC (Industrial Real Estate Investment Trusts)	128
11,991	Severn Trent PLC (Water Utilities)	309
33,737	Spirax-Sarco Engineering PLC (Industrial Machinery)	1,263
47,250	SSE PLC (Electric Utilities)	1,099
124,131	Standard Chartered PLC (Diversified Banks)	3,212
116,243	Standard Life PLC (Life & Health Insurance)	635
2,892,779	Tesco PLC (Food Retail)	15,933
87,065	Tui Travel PLC (Hotels, Resorts & Cruise Lines)	404
92,953	Tullow Oil PLC (Oil & Gas Exploration & Production)	1,938
34,111	United Utilities Group PLC (Multi-Utilities)	375

Shares or Principal Amount (000)	Security Description	Value (000)
	United Kingdom (continued)
5,252,986	Vodafone Group PLC (Wireless Telecommunication Services)	$13,221
68,242	Whitbread PLC (Restaurants)	2,742
459,030	William Morrison Supermarkets PLC (Food Retail)	1,971
245,933	WPP PLC (Broadcasting)	3,592
69,433	Xstrata PLC (Diversified Metals & Mining)	1,212
		242,735
	United States — 0.20%
26,189	Liberty Global, Inc., Class – A (Cable & Satellite) (a)*	1,650
27,375	Virgin Media, Inc. (Cable & Satellite)*	1,006
		2,656
	Total Common Stocks	1,306,628
	Preferred Stocks — 0.47%
	Brazil — 0.00%
6,800	Oi SA – Preferred (Integrated Telecommunication Services)*	28
	Germany — 0.47%
9,329	Bayerische Motoren Werke AG – Preferred (Automobile Manufacturers)	604
5,101	Fuchs Petrolub AG – Preferred (Oil & Gas Exploration & Production)	381
57,074	Henkel AG & Co. KGaA – Preferred (Household Products)	4,695
15,846	ProSiebenSat.1 Media AG – Preferred (Broadcasting)	451
		6,131
	Total Preferred Stocks	6,159
	Right — 0.00%
	Singapore — 0.00%
357,949	Olam International Ltd., Class – R1 (Food Distributors) (a)	45
	Total Right	45
	Time Deposit — 0.81%
$ 10,560	State Street Liquidity Management Control System Time Deposit, 0.01, 1/2/13	10,560
	Total Time Deposit	10,560
	Mutual Fund — 0.04%
512,682	Alliance Money Market Fund Prime Portfolio, 0.11 (c)	513
	Total Mutual Fund	513
	Total Investments (cost $1,099,883) — 100.93%	1,323,905
	Liabilities in excess of other assets — (0.93)%	(12,176)
	Net Assets — 100.00%	$1,311,729
*	Security was not fair valued on December 31, 2012 and represents a Level 1 security. All other stocks were fair valued and represent Level 2 securities. Refer to Note 2 in the Notes to Financial Statements.
(a)	Represents non-income producing security.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2012 (Unaudited)

(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	The rate disclosed is the rate in effect on December 31, 2012.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

NYS — New York Registered Shares

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the Notes to Financial Statements.

The International Equity Portfolio	Artisan Partners LP	Capital Guardian Trust Co.	Causeway Capital Management LLC	SSgA Funds Management, Inc. – MSCI Japan	SSgA Funds Management, Inc. – Quality Yield	Total
Common Stocks	20.64%	20.12%	20.36%	4.99%	33.50%	99.61%
Preferred Stocks	0.36%	0.03%	—	—	0.08%	0.47%
Right	—	0.00%	—	—	—	0.00%
Time Deposit	0.14%	0.54%	0.13%	—	—	0.81%
Mutual Fund	—	—	—	—	0.04%	0.04%
Other Assets (Liabilities)	-0.44%	-0.49%	-0.21%	0.04%	0.17%	-0.93%
Total Net Assets	20.70%	20.20%	20.28%	5.03%	33.79%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2012.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
5	Tokyo Price Index Future	$497	3/8/13	$44
	Net Unrealized Appreciation/(Depreciation)			$44
^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/12 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
98,291,023	Japanese Yen	Merrill Lynch	1/7/13	$1,146	$1,135	$(11)
49,965,000	Japanese Yen	Bank of New York	1/8/13	579	577	(2)
69,789,710	Japanese Yen	Morgan Stanley	1/8/13	812	806	(6)
	Total Currencies Purchased			$2,537	$2,518	$(19)
	Currencies Sold
1,936,000	Euro	Bank of America	1/17/13	$2,549	$2,556	$(7)
792,500	Euro	State Street	2/19/13	1,013	1,046	(33)
1,557,800	Euro	State Street	2/19/13	1,992	2,057	(65)
2,330,400	Euro	State Street	2/19/13	2,972	3,077	(105)
74,637,600	Japanese Yen	Mellon Bank	1/7/13	867	862	5
49,965,000	Japanese Yen	Bank of New York	1/8/13	608	577	31
61,612,000	Japanese Yen	Bank of New York	2/7/13	714	711	3
320,251,000	Japanese Yen	UBS Warburg	1/18/13	3,813	3,698	115
	Total Currencies Sold			$14,528	$14,584	$(56)
	Net Unrealized Appreciation/(Depreciation)					$(75)

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.61%
	Australia — 3.68%
274,530	AMP Ltd. (Life & Health Insurance)	$1,392
76,572	APA Group (Gas Utilities)	442
16,480	ASX Ltd. (Specialized Finance)	538
254,734	Australia & New Zealand Banking Group Ltd. (Diversified Banks)	6,707
37,060	Bendigo & Adelaide Bank Ltd. (Regional Banks)	330
150,610	BHP Billiton Ltd. (Diversified Metals & Mining)	5,878
96,824	carsales.com Ltd. (Internet Software & Services)	745
188,317	CFS Retail Property Trust (Retail Real Estate Investment Trusts)	377
205,129	Coca-Cola Amatil Ltd. (Soft Drinks)	2,882
149,970	Commonwealth Bank of Australia (Diversified Banks)	9,765
439,404	Dexus Property Group (Diversified Real Estate Investment Trusts)	467
172,588	DuluxGroup Ltd. (Diversified Banks)	684
470,966	Evolution Mining Ltd. (Specialty Chemicals) (a)	847
202,648	Fortescue Metals Group Ltd. (Steel)	1,010
132,221	GPT Group (Diversified Real Estate Investment Trusts)	509
200,489	Harvey Norman Holdings Ltd. (General Merchandise Stores)	399
117,167	Iluka Resources Ltd. (Diversified Metals & Mining)	1,132
24,983	Macquarie Group Ltd. (Investment Banking & Brokerage)	936
327,721	Metcash Ltd. (Food Distributors)	1,136
318,681	Mirvac Group (Diversified Real Estate Investment Trusts)	496
58,790	Monadelphous Group Ltd. (Construction & Engineering)	1,513
245,023	National Australia Bank Ltd. (Diversified Banks)	6,443
41,167	Newcrest Mining Ltd. (Gold)	963
112,027	OZ Minerals Ltd. (Diversified Metals & Mining)	795
278,179	Primary Health Care Ltd. (Health Care Services)	1,160
155,204	QBE Insurance Group Ltd. (Property & Casualty Insurance)	1,778
109,029	Seek Ltd. (Human Resource & Employment Services)	805
11,798	Shopping Centres Australasia Property Group (Retail Real Estate Investment Trusts) (a)	18
160,680	SP AusNet (Electric Utilities)	187
210,914	Stockland Trust Group (Diversified Real Estate Investment Trusts)	780
70,033	Sydney Airport (Airport Services)	247
271,410	Tabcorp Holdings Ltd. (Casinos & Gaming)	867

Shares	Security Description	Value (000)
	Australia (continued)
499,901	Tatts Group Ltd. (Casinos & Gaming)	$1,574
1,685,890	Telstra Corp. Ltd. (Integrated Telecommunication Services)	7,680
254,348	Toll Holdings Ltd. (Air Freight & Logistics)	1,219
493,858	Transurban Group (Highways & Railtracks)	3,138
96,375	Westfield Group (Retail Real Estate Investment Trusts)	1,064
276,362	Westfield Retail Trust (Retail Real Estate Investment Trusts)	872
412,784	Westpac Banking Corp. (Diversified Banks)	11,307
58,991	Woolworths Ltd. (Food Retail)	1,809
29,873	WorleyParsons Ltd. (Oil & Gas Equipment & Services)	736
		81,627
	Austria — 0.24%
4,484	AMS AG (Semiconductors)	483
37,336	Andritz AG (Industrial Machinery)	2,399
63,929	Immofinanz AG (Real Estate Operating Companies)	269
40,879	OMV AG (Integrated Oil & Gas)	1,481
31,882	Telekom Austria AG (Integrated Telecommunication Services)	242
4,670	Verbund AG (Electric Utilities)	116
6,003	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	321
		5,311
	Belgium — 0.97%
20,007	Ageas (Multi-line Insurance)	591
164,864	Anheuser-Busch InBev NV (Brewers)	14,356
21,590	Belgacom SA (Integrated Telecommunication Services)	635
62,460	Delhaize Group (Food Retail)	2,516
5,735	Groupe Bruxelles Lambert SA (Multi-Sector Holdings)	457
13,271	Telenet Group Holding NV (Alternative Carriers)	627
42,180	UCB SA (Pharmaceuticals)	2,416
		21,598
	Bermuda — 0.26%
159,036	Seadrill Ltd. (Oil & Gas Drilling)	5,861
	Brazil — 0.13%
17,800	Banco Bradesco SA – Sponsored ADR (Diversified Banks)*	309
87,400	Hypermarcas SA (Personal Products) (a)*	710
231,000	Oi SA (Integrated Telecommunication Services)*	1,034
28,035	Oi SA – Sponsored ADR (Integrated Telecommunication Services)*	120
181,786	Oi SA – Sponsored ADR (Integrated Telecommunication Services)*	729
		2,902

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	British Virgin Islands — 0.07%
133,842	Arcos Dorados Holdings, Inc., Class – A (Restaurants)*	$1,601
	Canada — 1.75%
32,700	Barrick Gold Corp. (Gold)*	1,145
65,500	CAE, Inc. (Aerospace & Defense)*	663
50,300	Cameco Corp. (Coal & Consumable Fuels)*	991
182,201	Canadian Pacific Railway Ltd. (Railroads)*	18,515
75,300	Cenovus Energy, Inc. (Integrated Oil & Gas)*	2,521
180,100	Centerra Gold, Inc. (Gold) (b)*	1,686
108,000	EnCana Corp. (Oil & Gas Exploration & Production)*	2,135
25,600	First Quantum Minerals Ltd. (Diversified Metals & Mining)*	564
79,400	Inmet Mining Corp. (Diversified Metals & Mining)*	5,910
24,300	Intact Financial Corp. (Property & Casualty Insurance)*	1,583
80,900	Progressive Waste Solutions Ltd. (Environmental & Facilities Services)*	1,748
19,500	Telus Corp. (Integrated Telecommunication Services)*	1,268
		38,729
	Cayman Islands — 0.05%
195,500	AAC Technologies Holdings, Inc. (Communications Equipment)	693
151,500	Stella International Holdings Ltd. (Footwear)	413
		1,106
	China — 1.79%
114,330	Baidu, Inc. – Sponsored ADR (Internet Software & Services) (a)*	11,466
3,967,335	Bank of China Ltd., H Shares (Diversified Banks)	1,797
4,163,666	China Construction Bank Corp., H Shares (Diversified Banks)	3,402
224,000	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	258
1,695,809	China Resources Land Ltd. (Real Estate Development)	4,699
204,000	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	914
714,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobile Manufacturers)	1,124
4,029,952	Industrial & Commercial Bank of China Ltd., H Shares (Diversified Banks)	2,909
49,200	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	3,070
137,773	Tencent Holdings Ltd. (Internet Software & Services)	4,518
1,630,500	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	5,515
		39,672

Shares	Security Description	Value (000)
	Curaçao — 0.31%
100,605	Schlumberger Ltd. (Oil & Gas Equipment & Services)	$6,971
	Denmark — 0.76%
158	A.P. Moller – Maersk A/S, Class – A (Marine)	1,125
368	A.P. Moller – Maersk A/S, Class – B (Marine)	2,787
83,205	Coloplast A/S, Class – B (Health Care Supplies)	4,081
51,631	Novo Nordisk A/S, Class – B (Pharmaceuticals)	8,409
61,700	TDC A/S (Integrated Telecommunication Services)	437
		16,839
	Finland — 0.39%
20,066	Elisa Oyj (Integrated Telecommunication Services)	445
31,732	Fortum Oyj (Electric Utilities)	594
6,054	Kone Oyj, Class – B (Industrial Machinery)	448
27,500	Orion Oyj, Class – B (Integrated Oil & Gas)	809
199,970	Sampo Oyj, A Shares (Multi-line Insurance)	6,475
		8,771
	France — 8.67%
21,487	Air Liquide SA (Industrial Gases)	2,714
377,038	AXA SA (Multi-line Insurance)	6,769
308,008	BNP Paribas (Diversified Banks)	17,533
121,112	Bouygues SA (Construction & Engineering)	3,604
36,241	Casino Guichard-Perrachon SA (Food Retail)	3,471
69,568	Compagnie de Saint-Gobain (Building Products)	2,987
37,609	Compagnie Generale des Etablissements Michelin, Class – B (Tires & Rubber)	3,603
90,928	Credit Agricole SA (Diversified Banks) (a)	740
34,378	Danone SA (Packaged Foods & Meats)	2,272
29,728	Electricite de France SA (Electric Utilities)	551
3,342	Fonciere des Regions (Diversified Real Estate Investment Trusts)	281
165,972	GDF Suez (Multi-Utilities)	3,418
2,721	Gecina SA (Diversified Real Estate Investment Trusts)	308
41,248	JC Decaux SA (Advertising)	984
11,632	Klepierre (Retail Real Estate Investment Trusts)	465
11,474	L'Oreal SA (Personal Products)	1,596
60,619	Lagardere SCA (Publishing)	2,039
188,109	Legrand SA (Electrical Components & Equipment)	7,982
23,452	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	4,328
137,476	Pernod Ricard SA (Distillers & Vintners)	15,948
55,869	Rexel SA (Trading Companies & Distributors)	1,143

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
131,477	Sanofi-Aventis (Pharmaceuticals)	$12,467
198,521	Schneider Electric SA (Electrical Components & Equipment)	14,538
20,211	SCOR SE (Reinsurance)	546
146,657	Societe Generale (Diversified Banks) (a)	5,576
34,802	Suez Environnement Co. (Multi-Utilities)	420
72,971	Technip SA (Oil & Gas Equipment & Services)	8,437
14,726	Teleperformance (Research and Consulting Services)	535
597,386	Total SA (Integrated Oil & Gas)	31,080
50,093	Unibail-Rodamco SE (Retail Real Estate Investment Trusts)	12,146
237,592	Vinci SA (Construction & Engineering)	11,438
335,884	Vivendi (Movies & Entertainment)	7,596
42,878	Zodiac Aerospace (Aerospace & Defense)	4,747
		192,262
	Germany — 10.95%
75,834	Allianz SE (Multi-line Insurance)	10,570
10,456	Axel Springer AG (Publishing)	448
196,065	BASF SE (Diversified Chemicals)	18,538
237,500	Bayer AG (Pharmaceuticals)	22,646
14,646	Bayerische Motoren Werke AG (Automobile Manufacturers)	1,425
87,405	Beiersdorf AG (Personal Products)	7,156
6,171	Bilfinger Berger SE (Construction & Engineering)	598
60,774	Brenntag AG (Trading Companies & Distributors) (b)	8,006
13,536	Continental AG (Auto Parts & Equipment)	1,577
430,896	Daimler AG (Automobile Manufacturers)	23,721
78,308	Deutsche Bank AG (Diversified Capital Markets)	3,445
138,699	Deutsche Boerse AG (Specialized Finance)	8,504
844,286	Deutsche Post AG (Air Freight & Logistics) (b)	18,594
420,900	Deutsche Telekom AG – Registered (Integrated Telecommunication Services)	4,790
80,281	Deutsche Wohnen AG (Real Estate Operating Companies)	1,490
119,185	E.ON AG (Electric Utilities)	2,235
16,357	ElringKlinger AG (Auto Parts & Equipment)	555
34,346	Hannover Rueckversicherung AG – Registered (Reinsurance)	2,690
84,115	HeidelbergCement AG (Construction Materials)	5,147
44,881	K+S AG – Registered (Fertilizers & Agricultural Chemicals)	2,084
63,093	Kabel Deutschland Holding AG (Cable & Satellite)	4,748
13,819	Lanxess AG (Diversified Chemicals)	1,218
176,216	Linde AG (Industrial Gases) (b)	30,825

Shares	Security Description	Value (000)
	Germany (continued)
34,063	Metro AG (Hypermarkets & Super Centers)	$946
12,516	MTU Aero Engines Holding AG (Aerospace & Defense)	1,142
135,739	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	24,502
54,581	RWE AG (Multi-Utilities)	2,264
131,185	SAP AG (Application Software)	10,548
187,241	Siemens AG (Industrial Conglomerates)	20,473
7,447	Volkswagen AG – Preferred (Automobile Manufacturers)	1,708
4,411	Wacker Chemie AG (Specialty Chemicals)	290
		242,883
	Hong Kong — 4.33%
5,568,718	AIA Group Ltd. (Life & Health Insurance) (b)	22,088
476,723	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	1,500
347,651	Cathay Pacific Airways Ltd. (Airlines)	646
369,025	Cheung Kong (Holdings) Ltd. (Diversified Real Estate Activities)	5,742
43,534	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	269
650,000	China Merchants Holdings (International) Co. Ltd. (Marine Ports & Services)	2,123
527,376	China Mobile Ltd. (Wireless Telecommunication Services)	6,206
132,417	CLP Holdings Ltd. (Electric Utilities)	1,113
3,132,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	6,900
126,000	Galaxy Entertainment Group Ltd. (Casinos & Gaming) (a)	505
294,525	Hang Seng Bank Ltd. (Diversified Banks)	4,547
2,555,905	HKT Trust and HKT Ltd. (Integrated Telecommunication Services)	2,511
349,175	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	959
76,900	Hong Kong Exchanges & Clearing Ltd. (Specialized Finance)	1,331
416,543	HongKong Land Holdings Ltd. (Real Estate Operating Companies)	2,942
162,595	Hopewell Holdings Ltd. (Diversified Real Estate Activities)	705
678,000	Li & Fung Ltd. (Distributors)	1,223
343,000	New World Development Co. Ltd. (Diversified Real Estate Activities)	543
585,000	PCCW Ltd. (Integrated Telecommunication Services)	259
102,319	Power Assets Holdings Ltd. (Electric Utilities)	878
586,154	Sands China Ltd. (Casinos & Gaming)	2,621
2,043,937	Sino Land Co. Ltd. (Real Estate Development)	3,743
1,988,524	SJM Holdings Ltd. (Casinos & Gaming)	4,693
666,081	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	10,102

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
129,304	Swire Pacific Ltd., Class – A (Diversified Real Estate Activities)	$1,617
100,738	The Bank of East Asia Ltd. (Diversified Banks)	391
646,771	The Link Real Estate Investment Trust (Retail Real Estate Investment Trusts)	3,239
336,300	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	2,680
212,000	Tingyi (Cayman Islands) Holding Corp. (Packaged Foods & Meats)	596
1,270,432	Wynn Macau Ltd. (Casinos & Gaming) (a)	3,498
		96,170
	India — 0.04%
18,500	ICICI Bank Ltd. – Sponsored ADR (Diversified Banks)*	807
	Indonesia — 0.08%
982,500	PT Astra International Tbk (Automobile Manufacturers)	779
1,367,500	PT Bank Rakyat Indonesia Persero Tbk (Diversified Banks)	992
		1,771
	Ireland — 1.27%
168,239	Covidien PLC (Health Care Equipment)*	9,714
313,992	CRH PLC (Construction Materials)	6,385
19,177	Elan Corp. PLC (Pharmaceuticals)	197
260,300	Elan Corp. PLC – Sponsored ADR (Pharmaceuticals)*	2,658
67,094	Glanbia PLC (Packaged Foods & Meats) (b)	739
6,816	Prothena Corp. PLC (Biotechnology) (a)*	50
115,400	Ryanair Holdings PLC – Sponsored ADR (Airlines)*	3,956
379,207	Smurfit Kappa Group PLC (Paper Packaging)	4,455
		28,154
	Isle of Man — 0.02%
69,642	Playtech Ltd. (Construction Materials) (a)	483
	Israel — 0.04%
68,542	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	826
	Italy — 1.56%
94,066	Atlantia SpA (Highways & Railtracks)	1,708
469,617	Enel SpA (Electric Utilities)	1,953
851,245	Eni SpA (Integrated Oil & Gas)	20,851
361,392	Fiat Industrial SpA (Construction & Farm Machinery & Heavy Trucks)	3,959
1,115,848	Snam Rete Gas SpA (Gas Utilities)	5,207
826,590	Telecom Italia SpA (Integrated Telecommunication Services)	658
90,935	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	364
		34,700

Shares	Security Description	Value (000)
	Japan — 20.70%
1,400	ABC-Mart, Inc. (Apparel Retail)	$61
1,960	ACOM Co. Ltd. (Consumer Finance) (a)	56
7,800	ADVANTEST Corp. (Semiconductor Equipment)	123
149,425	Aeon Co. Ltd. (Hypermarkets & Super Centers)	1,708
7,400	Aeon Credit Service Co. Ltd. (Consumer Finance)	150
3,800	AEON Mall Co. Ltd. (Real Estate Operating Companies)	94
8,000	Air Water, Inc. (Industrial Gases)	102
37,700	Aisin Seiki Co. Ltd. (Auto Parts & Equipment)	1,177
163,200	Ajinomoto Co., Inc. (Packaged Foods & Meats)	2,160
10,006	Alfresa Holdings Corp. (Health Care Distributors)	391
59,000	All Nippon Airways Co. Ltd. (Airlines)	124
89,750	Amada Co. Ltd. (Industrial Machinery)	584
25,400	Aoyama Trading Co. Ltd. (Apparel Retail)	487
30,000	Aozora Bank Ltd. (Diversified Banks)	92
248,046	Asahi Glass Co. Ltd. (Building Products)	1,811
20,200	Asahi Group Holdings Ltd. (Brewers)	430
312,515	Asahi Kasei Corp. (Commodity Chemicals)	1,848
7,800	ASICS Corp. (Footwear)	119
109,204	Astellas Pharma, Inc. (Pharmaceuticals)	4,911
16,297	Benesse Holdings, Inc. (Education Services)	678
126,144	Bridgestone Corp. (Tires & Rubber)	3,284
12,300	Brother Industries Ltd. (Office Electronics)	132
800	CALBEE, Inc. (Packaged Foods & Meats)	56
352,187	Canon, Inc. (Office Electronics)	13,653
60,438	Casio Computer Co. Ltd. (Consumer Electronics)	531
31,100	Central Japan Railway Co. (Railroads)	2,525
32,800	Century Tokyo Leasing Corp. (Specialized Finance)	681
8,000	Chiyoda Corp. (Construction & Engineering)	115
33,600	Chubu Electric Power Co., Inc. (Electric Utilities)	448
55,784	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,069
13,700	Citizen Holdings Co. Ltd. (Electronic Equipment & Instruments)	72
17,156	Coca-Cola West Co. Ltd. (Soft Drinks)	265
151,192	Cosmo Oil Co. Ltd. (Oil & Gas Refining & Marketing)	339
8,200	Credit Saison Co. Ltd. (Consumer Finance)	205
138,079	Dai Nippon Printing Co. Ltd. (Commercial Printing)	1,083
15,000	Daicel Corp. (Specialty Chemicals)	99
15,000	Daido Steel Co. Ltd. (Steel)	76
47,912	Daihatsu Motor Co. Ltd. (Automobile Manufacturers)	955

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
167,591	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	$2,573
12,200	Daikin Industries Ltd. (Building Products)	419
8,300	Dainippon Sumitomo Pharma Co. Ltd. (Pharmaceuticals)	100
36,167	Daito Trust Construction Co. Ltd. (Diversified Real Estate Activities)	3,419
92,000	Daiwa House Industry Co. Ltd. (Diversified Real Estate Activities)	1,582
87,000	Daiwa Securities Group, Inc. (Investment Banking & Brokerage)	485
47,000	DCM Holdings Co. Ltd. (Home Improvement Retail)	309
19,900	DeNA Co. Ltd. (Internet Software & Services)	657
115,956	Denki Kagaku Kogyo Kabushiki Kaisha (Commodity Chemicals)	397
48,900	Denso Corp. (Auto Parts & Equipment)	1,703
9,400	Dentsu, Inc. (Advertising)	252
2,700	Don Quijote Co. Ltd. (General Merchandise Stores)	99
60,400	East Japan Railway Co. (Railroads)	3,906
62,571	Eisai Co. Ltd. (Pharmaceuticals)	2,612
11,988	Electric Power Development Co. Ltd. (Independent Power Producers & Energy Traders)	284
14,457	FamilyMart Co. Ltd. (Food Retail)	596
46,300	Fanuc Ltd. (Industrial Machinery)	8,616
7,500	Fast Retailing Co. Ltd. (Apparel Retail)	1,914
29,000	Fuji Electric Co. Ltd. (Electrical Components & Equipment)	71
30,000	Fuji Heavy Industries Ltd. (Automobile Manufacturers)	378
36,200	Fuji Machine Mfg. Co. Ltd. (Industrial Machinery)	342
114,823	FUJIFILM Holdings Corp. (Electronic Equipment & Instruments)	2,311
461,971	Fujitsu Ltd. (Computer Hardware)	1,938
40,000	Fukuoka Financial Group, Inc. (Regional Banks)	160
33,000	Furukawa Electric Co. Ltd. (Electrical Components & Equipment) (a)	74
4,900	Gree, Inc. (Internet Software & Services)	76
87,316	GS Yuasa Corp. (Electrical Components & Equipment)	352
1,210	Hakuhodo DY Holdings, Inc. (Advertising)	78
79,800	Hamamatsu Photonics K.K. (Electronic Components)	2,902
60,000	Hankyu Hanshin Holdings, Inc. (Railroads)	310
70,000	Hino Motors Ltd. (Construction & Farm Machinery & Heavy Trucks)	633
1,600	Hirose Electric Co. Ltd. (Electronic Components)	192

Shares	Security Description	Value (000)
	Japan (continued)
3,200	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	$159
29,282	Hitachi Chemical Co. Ltd. (Specialty Chemicals)	441
5,600	Hitachi Construction Machinery Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	118
3,200	Hitachi High-Technologies Corp. (Technology Distributors)	66
1,326,000	Hitachi Ltd. (Electronic Equipment & Instruments)	7,804
9,000	Hitachi Metals Ltd. (Steel)	77
9,500	Hokkaido Electric Power Co., Inc. (Electric Utilities)	115
8,800	Hokuriku Electric Power Co. (Electric Utilities)	104
855,759	Honda Motor Co. Ltd. (Automobile Manufacturers)	31,698
107,932	HOYA Corp. (Electronic Components)	2,127
12,500	Hulic Co. Ltd. (Real Estate Operating Companies)	85
6,300	IBIDEN Co. Ltd. (Electronic Components)	101
5,476	Idemitsu Kosan Co. Ltd. (Oil & Gas Refining & Marketing)	477
69,000	IHI Corp. (Industrial Machinery)	179
114	INPEX Corp. (Oil & Gas Exploration & Production)	610
18,500	Isetan Mitsukoshi Holdings Ltd. (Department Stores)	181
62,000	Isuzu Motors Ltd. (Automobile Manufacturers)	370
550,368	ITOCHU Corp. (Trading Companies & Distributors)	5,818
6,093	ITOCHU Techno-Solutions Corp. (IT Consulting & Other Services)	251
25,000	J. Front Retailing Co. Ltd. (Department Stores)	139
3,000	Japan Airlines Co. Ltd. (Airlines) (a)	129
54,000	Japan Aviation Electronics Industry Ltd. (Electronic Components)	402
1,500	Japan Petroleum Exploration Co. Ltd. (Oil & Gas Exploration & Production)	53
74	Japan Prime Realty Investment Corp. (Office Real Estate Investment Trusts)	214
60	Japan Real Estate Investment Corp. (Office Real Estate Investment Trusts)	591
216	Japan Retail Fund Investment Corp. (Retail Real Estate Investment Trusts)	397
705,400	Japan Tobacco, Inc. (Tobacco)	19,931
25,600	JFE Holdings, Inc. (Steel)	483
306,000	JGC Corp. (Construction & Engineering)	9,537
13,900	JS Group Corp. (Building Products)	310
9,300	JSR Corp. (Specialty Chemicals)	178
11,600	JTEKT Corp. (Industrial Machinery)	111
109	Jupiter Telecommunications Co. Ltd. (Cable & Satellite)	136

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued);
	Japan (continued)
699,424	JX Holdings, Inc. (Oil & Gas Refining & Marketing)	$3,949
44,000	Kajima Corp. (Construction & Engineering)	146
69,500	Kakaku.com, Inc. (Internet Software & Services)	2,295
12,000	Kamigumi Co. Ltd. (Marine Ports & Services)	96
79,602	Kaneka Corp. (Commodity Chemicals)	403
11,000	Kansai Paint Co. Ltd. (Specialty Chemicals)	119
128,928	Kao Corp. (Personal Products)	3,360
74,000	Kawasaki Heavy Industries Ltd. (Industrial Machinery)	201
157,088	KDDI Corp. (Wireless Telecommunication Services)	11,108
24,000	Keikyu Corp. (Railroads)	213
30,000	Keio Corp. (Railroads)	224
14,000	Keisei Electric Railway Co. Ltd. (Railroads)	118
28,750	Keyence Corp. (Electronic Equipment & Instruments)	7,974
9,000	Kikkoman Corp. (Packaged Foods & Meats)	129
7,000	Kinden Corp. (Construction & Engineering)	46
85,000	Kintetsu Corp. (Railroads)	348
215,194	Kirin Holdings Co. Ltd. (Brewers)	2,532
130,000	Kobe Steel Ltd. (Steel) (a)	166
5,000	Koito Manufacturing Co. Ltd. (Auto Parts & Equipment)	73
48,700	Komatsu Ltd. (Construction & Farm Machinery & Heavy Trucks)	1,250
5,200	Konami Corp. (Home Entertainment Software)	117
118,561	Konica Minolta Holdings, Inc. (Office Electronics)	853
117,000	Kubota Corp. (Construction & Farm Machinery & Heavy Trucks)	1,345
86,329	Kuraray Co. Ltd. (Commodity Chemicals)	1,132
5,900	Kurita Water Industries Ltd. (Industrial Machinery)	130
8,000	Kyocera Corp. (Electronic Components)	725
13,000	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals)	128
22,200	Kyushu Electric Power Co., Inc. (Electric Utilities)	253
14,775	Lawson, Inc. (Food Retail)	1,002
31	M3, Inc. (Health Care Technology)	50
1,200	Mabuchi Motor Co. Ltd. (Electrical Components & Equipment)	51
5,800	Makita Corp. (Industrial Machinery)	269
753,131	Marubeni Corp. (Trading Companies & Distributors)	5,405

Shares	Security Description	Value (000)
	Japan (continued)
11,600	Marui Group Co. Ltd. (Department Stores)	$93
2,400	Maruichi Steel Tube Ltd. (Steel)	55
141,000	Mazda Motor Corp. (Automobile Manufacturers) (a)	289
3,500	McDonald's Holdings Co. (Japan) Ltd. (Restaurants)	92
35,700	Medipal Holdings Corp. (Health Care Distributors)	396
3,200	MEIJI Holdings Co. Ltd. (Packaged Foods & Meats)	139
2,900	Miraca Holdings, Inc. (Health Care Services)	117
334,727	Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)	1,668
386,587	Mitsubishi Corp. (Trading Companies & Distributors)	7,444
478,000	Mitsubishi Electric Corp. (Heavy Electrical Equipment)	4,071
65,000	Mitsubishi Estate Co. Ltd. (Diversified Real Estate Activities)	1,556
20,000	Mitsubishi Gas Chemical Co., Inc. (Diversified Chemicals)	123
158,000	Mitsubishi Heavy Industries Ltd. (Industrial Machinery)	764
6,000	Mitsubishi Logistics Corp. (Marine Ports & Services)	86
58,000	Mitsubishi Materials Corp. (Diversified Metals & Mining)	198
202,000	Mitsubishi Motors Corp. (Automobile Manufacturers) (a)	209
55,643	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	726
1,560,982	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	8,448
3,030	Mitsubishi UFJ Lease & Finance Co. Ltd. (Specialized Finance)	130
427,937	Mitsui & Co. Ltd. (Trading Companies & Distributors)	6,415
45,000	Mitsui Chemicals, Inc. (Commodity Chemicals)	117
72,000	Mitsui Fudosan Co. Ltd. (Diversified Real Estate Activities)	1,762
57,000	Mitsui O.S.K. Lines Ltd. (Marine)	170
2,694,592	Mizuho Financial Group, Inc. (Diversified Banks)	4,941
51,411	MS&AD Insurance Group Holdings, Inc. (Property & Casualty Insurance)	1,026
127,300	Murata Manufacturing Co. Ltd. (Electronic Components)	7,511
5,300	Nabtesco Corp. (Industrial Machinery)	118
9,300	Namco Bandai Holdings, Inc. (Leisure Products)	121
136,000	NEC Corp. (Computer Hardware) (a)	287
5,600	Nexon Co. Ltd. (Home Entertainment Software) (a)	57

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
452,327	NGK Insulators Ltd. (Industrial Machinery)	$5,367
9,000	NGK Spark Plug Co. Ltd. (Auto Parts & Equipment)	120
8,300	NHK Spring Co. Ltd. (Auto Parts & Equipment)	68
5,700	Nidec Corp. (Electronic Components)	333
31,600	Nikon Corp. (Photographic Products)	933
26,901	Nintendo Co. Ltd. (Home Entertainment Software)	2,873
67	Nippon Building Fund, Inc. (Office Real Estate Investment Trusts)	693
19,000	Nippon Electric Glass Co. Ltd. (Electronic Components)	108
212,172	Nippon Express Co. Ltd. (Trucking)	877
9,000	Nippon Meat Packers, Inc. (Packaged Foods & Meats)	125
24,485	Nippon Paper Group, Inc. (Paper Products)	340
396,000	Nippon Steel & Sumitomo Metal Corp. (Steel)	975
64,794	Nippon Telegraph & Telephone Corp. (Integrated Telecommunication Services)	2,729
84,000	Nippon Yusen Kabushiki Kaisha (Marine)	198
1,181,000	Nissan Motor Co. Ltd. (Automobile Manufacturers)	11,208
10,000	Nisshin Seifun Group, Inc. (Packaged Foods & Meats)	125
3,100	Nissin Foods Holdings Co. Ltd. (Packaged Foods & Meats)	118
1,800	Nitori Holdings Co. Ltd. (Homefurnishing Retail)	132
40,886	Nitto Denko Corp. (Specialty Chemicals)	2,014
37,702	NKSJ Holdings, Inc. (Property & Casualty Insurance)	809
5,400	NOK Corp. (Auto Parts & Equipment)	85
189,300	Nomura Holdings, Inc. (Investment Banking & Brokerage)	1,121
5,000	Nomura Real Estate Holdings, Inc. (Diversified Real Estate Activities)	96
28	Nomura Real Estate Office Fund, Inc. (Office Real Estate Investment Trusts)	161
25,261	Nomura Research Institute Ltd. (IT Consulting & Other Services)	526
23,000	NSK Ltd. (Industrial Machinery)	164
66	NTT Data Corp. (IT Consulting & Other Services)	207
3,006	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	4,334
60	NTT Urban Development Corp. (Real Estate Operating Companies)	58

Shares	Security Description	Value (000)
	Japan (continued)
34,000	Obayashi Corp. (Construction & Engineering)	$192
33,000	Odakyu Electric Railway Co. Ltd. (Railroads)	343
194,090	Oji Paper Co. Ltd. (Paper Products)	670
11,300	Olympus Corp. (Health Care Equipment) (a)	219
10,600	OMRON Corp. (Electronic Components)	254
20,229	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,034
36,900	Oracle Corp. Japan (Systems Software)	1,537
2,600	Oriental Land Co. Ltd. (Leisure Facilities)	315
9,850	ORIX Corp. (Consumer Finance)	1,113
243,000	Osaka Gas Co. Ltd. (Gas Utilities)	883
3,895	Otsuka Corp. (IT Consulting & Other Services)	295
18,900	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	533
115,100	Panasonic Corp. (Consumer Electronics)	704
4,900	Park24 Co. Ltd. (Environmental & Facilities Services)	77
37,800	Rakuten, Inc. (Internet Retail)	295
485,585	Resona Holdings, Inc. (Regional Banks)	2,221
33,000	Ricoh Co. Ltd. (Office Electronics)	350
1,700	Rinnai Corp. (Household Appliances)	116
23,533	Rohm Co. Ltd. (Semiconductors)	769
39,304	Sankyo Co. Ltd. (Leisure Products)	1,560
2,300	Sanrio Co. Ltd. (Specialty Stores)	73
18,235	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	701
11,700	SBI Holdings, Inc. (Asset Management & Custody Banks)	105
10,900	SECOM Co. Ltd. (Security & Alarm Services)	549
50,880	Sega Sammy Holdings, Inc. (Leisure Products)	859
103,457	Sekisui Chemical Co. Ltd. (Homebuilding)	903
132,004	Sekisui House Ltd. (Homebuilding)	1,446
184,894	Seven & I Holdings Co. Ltd. (Food Retail)	5,213
53,996	Seven Bank Ltd. (Regional Banks)	142
52,000	Sharp Corp. (Consumer Electronics)	183
8,700	Shikoku Electric Power Co., Inc. (Electric Utilities)	139
12,000	Shimadzu Corp. (Electronic Equipment & Instruments)	82
1,200	Shimamura Co. Ltd. (Apparel Retail)	117
3,900	Shimano, Inc. (Leisure Products)	250
145,840	Shimizu Corp. (Construction & Engineering)	548
111,500	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	6,806

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
79,000	Shinsei Bank Ltd. (Regional Banks)	$158
73,529	Shionogi & Co. Ltd. (Pharmaceuticals)	1,226
87,374	Shiseido Co. Ltd. (Personal Products)	1,234
38,000	Shizuoka Gas Co. Ltd. (Gas Utilities)	257
74,000	Showa Denko K.K. (Diversified Chemicals)	113
52,370	Showa Shell Sekiyu K.K. (Oil & Gas Refining & Marketing)	297
9,700	SMC Corp. (Industrial Machinery)	1,762
275,100	SOFTBANK Corp. (Wireless Telecommunication Services)	10,082
306,537	Sojitz Corp. (Trading Companies & Distributors)	453
135,200	Sony Corp. (Electronic Equipment & Instruments)	1,517
351,500	Sony Financial Holdings, Inc. (Life & Health Insurance)	6,320
15,705	Square Enix Holdings Co. Ltd. (Home Entertainment Software)	200
7,500	Stanley Electric Co. Ltd. (Auto Parts & Equipment)	107
21,400	Start Today Co. Ltd. (Internet Retail)	198
6,000	Sumco Corp. (Semiconductor Equipment) (a)	59
78,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	246
386,900	Sumitomo Corp. (Trading Companies & Distributors)	4,965
301,700	Sumitomo Electric Industries Ltd. (Electrical Components & Equipment)	3,488
29,000	Sumitomo Heavy Industries Ltd. (Industrial Machinery)	139
128,449	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	1,814
315,023	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	11,451
313,257	Sumitomo Mitsui Trust Holdings, Inc. (Diversified Banks)	1,104
18,000	Sumitomo Realty & Development Co. Ltd. (Diversified Real Estate Activities)	600
8,900	Sumitomo Rubber Industries Ltd. (Tires & Rubber)	108
9,000	Suruga Bank Ltd. (Regional Banks)	111
3,700	Suzuken Co. Ltd. (Health Care Distributors)	104
80,800	Suzuki Motor Corp. (Automobile Manufacturers)	2,115
62,900	Sysmex Corp. (Health Care Equipment)	2,897
58,539	T&D Holdings, Inc. (Life & Health Insurance)	713
58,000	Taiheiyo Cement Corp. (Construction Materials)	160
53,000	Taisei Corp. (Construction & Engineering)	176
1,900	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	131

Shares	Security Description	Value (000)
	Japan (continued)
59,253	Taiyo Nippon Sanso Corp. (Industrial Gases)	$341
14,000	Takashimaya Co. Ltd. (Department Stores)	100
195,585	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	8,743
6,400	TDK Corp. (Electronic Components)	233
226,910	Teijin Ltd. (Commodity Chemicals)	565
7,900	Terumo Corp. (Health Care Equipment)	314
17,000	The Bank of Kyoto Ltd. (Regional Banks)	144
543,750	The Bank of Yokohama Ltd. (Regional Banks)	2,529
38,000	The Chiba Bank Ltd. (Regional Banks)	223
9,000	The Chugoku Bank Ltd. (Regional Banks)	126
53,600	The Chugoku Electric Power Co., Inc. (Electric Utilities)	844
443	The Dai-ichi Life Insurance Co. Ltd. (Life & Health Insurance)	623
20,000	The Gunma Bank Ltd. (Regional Banks)	98
22,000	The Hachijuni Bank Ltd. (Regional Banks)	110
25,000	The Hiroshima Bank Ltd. (Regional Banks)	105
13,000	The Iyo Bank Ltd. (Regional Banks)	103
16,000	The Japan Steel Works Ltd. (Industrial Machinery)	104
34,000	The Joyo Bank Ltd. (Regional Banks)	162
39,100	The Kansai Electric Power Co., Inc. (Electric Utilities)	411
35,000	The Nishi-Nippon City Bank Ltd. (Regional Banks)	87
89,000	The San-in Godo Bank Ltd. (Regional Banks)	627
28,000	The Shizuoka Bank Ltd. (Regional Banks)	274
165,000	The Yokohama Rubber Co. Ltd. (Tires & Rubber)	1,196
6,300	THK Co. Ltd. (Industrial Machinery)	113
53,000	Tobu Railway Co. Ltd. (Railroads)	281
5,900	Toho Co. Ltd. (Movies & Entertainment)	104
21,000	Toho Gas Co. Ltd. (Gas Utilities)	113
23,600	Tohoku Electric Power Co., Inc. (Electric Utilities) (a)	220
92,625	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	2,581
75,400	Tokyo Electric Power Co., Inc. (Electric Utilities) (a)	182
129,188	Tokyo Electron Ltd. (Semiconductor Equipment)	5,959
772,000	Tokyo Gas Co. Ltd. (Gas Utilities)	3,528
59,000	Tokyu Corp. (Railroads)	332
22,000	Tokyu Land Corp. (Diversified Real Estate Activities)	161
69,135	TonenGeneral Sekiyu K.K. (Oil & Gas Refining & Marketing)	598
138,545	Toppan Printing Co. Ltd. (Commercial Printing)	859

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
77,000	Toray Industries, Inc. (Commodity Chemicals)	$473
1,284,248	Toshiba Corp. (Computer Hardware)	5,084
15,000	TOTO Ltd. (Building Products)	113
7,900	Toyo Seikan Kaisha Ltd. (Metal & Glass Containers)	106
4,000	Toyo Suisan Kaisha Ltd. (Packaged Foods & Meats)	107
3,400	Toyoda Gosei Co. Ltd. (Auto Parts & Equipment)	69
3,400	Toyota Boshoku Corp. (Auto Parts & Equipment)	39
8,500	Toyota Industries Corp. (Auto Parts & Equipment)	271
499,300	Toyota Motor Corp. (Automobile Manufacturers)	23,319
11,100	Toyota Tsusho Corp. (Trading Companies & Distributors)	274
91,756	Trend Micro, Inc. (Systems Software)	2,773
3,100	Tsumura & Co. (Pharmaceuticals)	94
246,839	Ube Industries Ltd. (Diversified Chemicals)	593
5,900	Unicharm Corp. (Household Products)	307
90,500	UNY Co. Ltd. (Hypermarkets & Super Centers)	671
5,500	Ushio, Inc. (Electrical Components & Equipment)	60
5,350	USS Co. Ltd. (Automotive Retail)	557
122,168	West Japan Railway Co. (Railroads)	4,814
2,459	Yahoo Japan Corp. (Internet Software & Services)	796
5,000	Yakult Honsha Co. Ltd. (Packaged Foods & Meats)	219
4,530	Yamada Denki Co. Ltd. (Computer & Electronics Retail)	175
11,000	Yamaguchi Financial Group, Inc. (Regional Banks)	97
8,200	Yamaha Corp. (Leisure Products)	87
14,600	Yamaha Motor Co. Ltd. (Motorcycle Manufacturers)	162
19,500	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	296
2,200	Yamato Kogyo Co. Ltd. (Steel)	64
6,000	Yamazaki Baking Co. Ltd. (Packaged Foods & Meats)	67
11,000	Yaskawa Electric Corp. (Electronic Components)	106
10,500	Yokogawa Electric Corp. (Electronic Equipment & Instruments)	115
34,000	Zeon Corp. (Specialty Chemicals)	295
		459,259

Shares	Security Description	Value (000)
	Jersey (continued)
469,086	Glencore International PLC (Diversified Metals & Mining)	$2,709
425,366	Petrofac Ltd. (Oil & Gas Equipment & Services)	11,367
87,372	Shire PLC (Pharmaceuticals)	2,687
53,080	Wolseley PLC (Trading Companies & Distributors)	2,538
		19,301
	Luxembourg — 0.35%
266,640	SES – FDR, Class – A (Cable & Satellite)	7,679
	Malaysia — 0.03%
590,600	Astro Malaysia Holdings Berhad (Broadcasting) (b)	580
	Netherlands — 4.82%
457,890	AEGON NV (Life & Health Insurance)	2,958
281,275	Akzo Nobel NV (Diversified Chemicals)	18,617
70,438	ASML Holding NV (Semiconductor Equipment)	4,517
17,919	ASML Holding NV – NYS (Semiconductor Equipment)*	1,154
3,124	Corio NV (Retail Real Estate Investment Trusts)	143
56,953	European Aeronautic Defence & Space Co. (Aerospace & Defense)	2,245
97,160	Fugro NV (Oil & Gas Equipment & Services)	5,765
64,918	Gemalto NV (Computer Storage & Peripherals)	5,859
177,492	ING Groep NV (Other Diversified Financial Services) (a)	1,686
167,394	Koninklijke Ahold NV (Food Retail)	2,244
13,341	Koninklijke Boskalis Westminster NV (Construction & Engineering)	604
89,513	Koninklijke DSM NV (Diversified Chemicals)	5,455
173,896	Koninklijke Philips Electronics NV (Industrial Conglomerates)	4,604
51,817	Koninklijke Vopak NV (Marine Ports & Services)	3,662
1,021,684	Reed Elsevier NV (Publishing)	15,147
1,069,734	TNT NV (Air Freight & Logistics)	4,173
650,283	Unilever NV (Packaged Foods & Meats)	24,879
53,728	Wolters Kluwer NV (Publishing)	1,104
61,709	Ziggo NV (Alternative Carriers) (b)	2,017
		106,833
	New Zealand — 0.02%
260,207	Telecom Corp. of New Zealand Ltd. (Integrated Telecommunication Services)	492
	Nigeria — 0.08%
1,802,793	Nigerian Breweries PLC (Brewers)	1,698
	Norway — 0.67%
105,130	DNB ASA (Diversified Banks)	1,344
18,705	Fred. Olsen Energy ASA ( Oil & Gas Drilling)	822

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Norway (continued)
11,877	Gjensidige Forsikring ASA ( Multi-line Insurance)	$171
194,360	Orkla ASA (Industrial Conglomerates)	1,704
414,481	Statoil ASA (Integrated Oil & Gas)	10,451
6,867	Yara International ASA (Fertilizers & Agricultural Chemicals)	342
		14,834
	Papua New Guinea — 0.15%
448,292	Oil Search Ltd. (Oil & Gas Exploration & Production) (b)	3,314
	Portugal — 0.02%
136,215	EDP – Energias de Portugal SA (Electric Utilities)	414
	Russia — 0.17%
178,130	Gazprom OAO – Sponsored GDR (Integrated Oil & Gas)	1,733
24,789	LUKOIL – Sponsored ADR (Integrated Oil & Gas)*	1,673
26,613	Sberbank of Russia – Sponsored ADR (Diversified Banks)*	335
		3,741
	Singapore — 1.83%
133,000	Ascendas Real Estate Investment Trust (Industrial Real Estate Investment Trusts)	260
136,909	CapitaCommercial Trust (Office Real Estate Investment Trusts)	190
165,000	CapitaMall Trust (Retail Real Estate Investment Trusts)	290
145,377	City Developments Ltd. (Diversified Real Estate Activities)	1,555
516,350	ComfortDelGro Corp. Ltd. (Trucking)	760
485,260	DBS Group Holdings Ltd. (Diversified Banks)	5,959
1,441,297	Hutchison Port Holdings Trust (Marine Ports & Services)	1,154
646,632	Keppel Corp. Ltd. (Industrial Conglomerates)	5,906
53,000	Keppel Land Ltd. (Real Estate Development)	178
1,558,897	Olam International Ltd. (Food Distributors)	2,003
639,000	SembCorp Industries Ltd. (Industrial Conglomerates)	2,787
1,496,000	SembCorp Marine Ltd. (Construction & Farm Machinery & Heavy Trucks)	5,717
582,291	Singapore Airlines Ltd. (Airlines)	5,166
60,399	Singapore Exchange Ltd. (Specialized Finance)	351
455,730	Singapore Press Holdings Ltd. (Publishing)	1,510
1,898,000	Singapore Telecommunications Ltd. (Integrated Telecommunication Services) (b)	5,166

Shares	Security Description	Value (000)
	Singapore (continued)
1,115,000	STX OSV Holdings Ltd. (Construction & Farm Machinery & Heavy Trucks)	$1,207
530,011	Yangzijiang Shipbuilding Holdings Ltd. (Construction & Farm Machinery & Heavy Trucks)	425
		40,584
	South Korea — 1.05%
19,410	Hana Financial Group, Inc. (Diversified Banks)	635
79,990	Hynix Semiconductor, Inc. (Semiconductors) (a)	1,945
8,096	Hyundai Mobis (Auto Parts & Equipment) (a)	2,197
119,360	KT&G Corp. (Tobacco) (a)	9,036
6,618	Samsung Electronics Co. Ltd. (Semiconductors)	9,510
		23,323
	Spain — 1.81%
26,719	ACS, Actividades de Construccion y Servicios SA (Construction & Engineering)	677
634,000	Banco Popular Espanol SA (Diversified Banks)	496
810,699	Banco Santander SA (Diversified Banks)	6,588
346,463	Enagas (Gas Utilities)	7,422
91,806	Grifols SA (Biotechnology) (a)	3,210
4,590	Grifols SA, Class – B (Biotechnology) (a)	116
20,756	Industria de Diseno Textil SA (Apparel Retail)	2,916
62,096	Red Electrica Corporacion SA (Electric Utilities)	3,067
141,081	Tecnicas Reunidas SA (Oil & Gas Equipment & Services)	6,607
575,002	Telefonica SA (Integrated Telecommunication Services)	7,784
20,941	Viscofan SA (Packaged Foods & Meats)	1,186
		40,069
	Sweden — 2.17%
133,094	Assa Abloy AB, Class – B (Building Products)	5,012
112,450	Atlas Copco AB, A Shares (Industrial Machinery)	3,120
10,706	Electrolux AB, Series B (Household Appliances)	283
278,271	Hennes & Mauritz AB, B Shares (Apparel Retail)	9,648
6,219	Industrivarden AB, C Shares (Multi-Sector Holdings)	104
11,308	Investment AB Kinnevik, B Shares (Multi-Sector Holdings)	237
29,694	Investor AB, B Shares (Diversified Capital Markets)	780
62,325	Lundin Petroleum AB (Oil & Gas Exploration & Production) (a)	1,443

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
174,779	Nordea Bank AB (Diversified Banks)	$1,682
10,344	Ratos AB, B Shares (Asset Management & Custody Banks)	100
84,110	Securitas AB, B Shares (Security & Alarm Services)	738
770,385	Skandinaviska Enskilda Banken AB, Class – A (Diversified Banks)	6,594
100,879	Skanska AB, B Shares (Construction & Engineering)	1,656
110,428	Svenska Handelsbanken AB, A Shares (Diversified Banks)	3,972
52,584	Swedbank AB, A Shares (Diversified Banks)	1,033
43,348	Tele2 AB, B Shares (Integrated Telecommunication Services)	784
806,857	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	8,154
291,138	TeliaSonera AB (Integrated Telecommunication Services)	1,977
59,000	Volvo AB, B Shares (Construction & Farm Machinery & Heavy Trucks)	814
		48,131
	Switzerland — 7.96%
588,130	ABB Ltd. – Registered (Heavy Electrical Equipment)	12,200
12,641	Actelion Ltd. – Registered (Biotechnology)	605
35,976	Adecco SA – Registered (Human Resource & Employment Services)	1,906
3,470	Baloise Holding AG – Registered (Multi-line Insurance)	300
209	Banque Cantonale Vaudoise – Registered (Regional Banks)	111
96,044	Compagnie Financiere Richemont SA, Class - A (Apparel, Accessories & Luxury Goods)	7,541
19,049	DKSH Holding Ltd. (Advertising) (a)	1,378
8,443	Givaudan SA – Registered (Specialty Chemicals)	8,925
22,668	Holcim Ltd. – Registered (Construction Materials)	1,670
14,890	Lonza Group AG – Registered (Life Sciences Tools & Services)	807
409,704	Nestle SA (Packaged Foods & Meats)	26,738
430,591	Novartis AG – Registered (Pharmaceuticals)	27,209
1,934	Pargesa Holding SA (Multi-Sector Holdings)	133
7,862	Partners Group Holding AG (Asset Management & Custody Banks) (b)	1,818
200,150	Roche Holding AG – Genusscheine (Pharmaceuticals)	40,478

Shares	Security Description	Value (000)
	Switzerland (continued)
298	SGS SA – Registered (Research and Consulting Services)	$662
8,264	Sonova Holding AG – Registered (Health Care Equipment)	919
3,474	Swiss Prime Site AG – Registered (Real Estate Operating Companies)	290
24,067	Swiss Re AG (Reinsurance)	1,745
8,315	Swisscom AG – Registered (Integrated Telecommunication Services)	3,604
8,464	Syngenta AG – Registered (Fertilizers & Agricultural Chemicals)	3,420
5,912	The Swatch Group AG (Apparel, Accessories & Luxury Goods)	2,999
18,733	The Swatch Group AG – Registered (Apparel, Accessories & Luxury Goods)	1,621
115,752	Transocean Ltd. (Oil & Gas Drilling)	5,191
935,851	UBS AG – Registered (Diversified Capital Markets)	14,649
36,486	Zurich Financial Services AG (Multi-line Insurance)	9,779
		176,698
	Taiwan — 0.06%
6,142	Asustek Computer, Inc. – Sponsored GDR, Registered Shares (Computer Hardware)	345
41,458	Hon Hai Precision Industry Co. Ltd. – Sponsored GDR, Registered Shares (Electronic Manufacturing Services)	254
45,900	Taiwan Semiconductor Manufacturing Co. Ltd. – Sponsored ADR (Semiconductors)*	788
		1,387
	United Kingdom — 18.31%
320,122	Aberdeen Asset Management PLC (Asset Management & Custody Banks)	1,926
14,740	Admiral Group PLC (Property & Casualty Insurance)	281
22,316	Anglo American PLC (Diversified Metals & Mining)	703
21,653	Antofagasta PLC (Diversified Metals & Mining)	474
26,327	ARM Holdings PLC (Semiconductors)	332
13,461	ASOS PLC (Internet Retail) (a)	594
293,579	AstraZeneca PLC (Pharmaceuticals)	13,910
1,357,548	Aviva PLC (Multi-line Insurance)	8,399
918,020	BAE Systems PLC (Aerospace & Defense)	5,102
1,415,040	Balfour Beatty PLC (Construction & Engineering)	6,368
3,866,791	Barclays PLC (Diversified Banks)	16,795
453,248	BG Group PLC (Integrated Oil & Gas)	7,559
33,447	BHP Billiton PLC (Diversified Metals & Mining)	1,180
2,142,528	BP PLC (Integrated Oil & Gas)	14,894

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
570,853	British American Tobacco PLC (Tobacco)	$29,015
225,650	British Land Co. PLC (Diversified Real Estate Investment Trusts)	2,084
265,564	British Sky Broadcasting Group PLC (Cable & Satellite)	3,349
536,852	BT Group PLC (Integrated Telecommunication Services)	2,048
33,606	Capital Shopping Centres Group PLC (Retail Real Estate Investment Trusts)	193
14,589	Carnival PLC (Hotels, Resorts & Cruise Lines)	566
718,621	Centrica PLC (Multi-Utilities)	3,921
312,889	Cobham PLC (Aerospace & Defense)	1,137
268,152	Diageo PLC (Distillers & Vintners)	7,809
27,000	Ensco PLC, Class – A (Oil & Gas Drilling)*	1,601
30,609	Fresnillo PLC (Precious Metals & Minerals)	939
615,658	GKN PLC (Auto Parts & Equipment) (b)	2,322
947,626	GlaxoSmithKline PLC (Pharmaceuticals)	20,629
233,000	Grainger PLC (Real Estate Operating Companies)	452
40,600	Greene King PLC (Restaurants)	416
507,354	Home Retail Group PLC (Catalog Retail)	1,058
3,501,991	HSBC Holdings PLC (Diversified Banks)	37,104
1,149,118	HSBC Holdings PLC (HK) (Diversified Banks)	12,180
33,279	ICAP PLC (Investment Banking & Brokerage)	168
659,623	Imperial Tobacco Group PLC (Tobacco)	25,571
65,639	Inmarsat PLC (Alternative Carriers)	633
61,505	InterContinental Hotels Group PLC (Hotels, Resorts & Cruise Lines)	1,724
32,383	Investec PLC (Diversified Capital Markets)	225
623,384	ITV PLC (Broadcasting)	1,081
452,879	J Sainsbury PLC (Food Retail)	2,562
28,964	John Wood Group PLC (Oil & Gas Equipment & Services)	346
81,363	Johnson Matthey PLC (Specialty Chemicals)	3,196
344,606	Land Securities Group PLC (Diversified Real Estate Investment Trusts)	4,597
429,978	Legal & General Group PLC (Life & Health Insurance)	1,031
470,409	Marks & Spencer Group PLC (Department Stores)	2,954
362,897	Meggitt PLC (Aerospace & Defense)	2,272
674,442	Michael Page International PLC (Human Resource & Employment Services)	4,408

Shares	Security Description	Value (000)
	United Kingdom (continued)
46,683	Micro Focus International PLC (Independent Power Producers & Energy Traders)	$446
136,921	Mondi PLC (Paper Products)	1,511
507,788	National Grid PLC (Multi-Utilities)	5,823
10,645	Next PLC (Department Stores)	646
40,044	Provident Financial PLC (Consumer Finance)	893
727,816	Prudential PLC (Life & Health Insurance)	10,382
4,450	RecKitt Benckiser Group PLC (Household Products)	282
268,348	Resolution Ltd. (Life & Health Insurance)	1,092
805,184	Rexam PLC (Metal & Glass Containers)	5,760
169,824	Rio Tinto PLC (Diversified Metals & Mining)	9,904
646,682	Rolls-Royce Holdings PLC (Aerospace & Defense)	9,274
28,237	Rotork PLC (Industrial Machinery)	1,179
196,072	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	6,805
61,052	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	2,101
223,300	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	7,965
256,474	RSA Insurance Group PLC (Multi-line Insurance)	530
202,033	SABMiller PLC (Brewers)	9,375
44,473	SEGRO PLC (Industrial Real Estate Investment Trusts)	181
17,534	Severn Trent PLC (Water Utilities)	451
64,661	Spirax-Sarco Engineering PLC (Industrial Machinery)	2,421
69,095	SSE PLC (Electric Utilities)	1,607
184,693	Standard Chartered PLC (Diversified Banks)	4,779
169,986	Standard Life PLC (Life & Health Insurance)	929
4,290,789	Tesco PLC (Food Retail)	23,632
127,318	Tui Travel PLC (Hotels, Resorts & Cruise Lines)	591
136,896	Tullow Oil PLC (Oil & Gas Exploration & Production)	2,853
49,882	United Utilities Group PLC (Multi-Utilities)	549
20,064	Vedanta Resources PLC (Diversified Metals & Mining)	387
8,550,175	Vodafone Group PLC (Wireless Telecommunication Services)	21,520
87,985	WH Smith PLC (Specialty Stores)	963
102,656	Whitbread PLC (Restaurants)	4,125
784,526	William Morrison Supermarkets PLC (Food Retail)	3,368
366,888	WPP PLC (Broadcasting)	5,359

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
140,775	Xstrata PLC (Diversified Metals & Mining)	$2,457
		406,248
	United States — 0.18%
38,211	Liberty Global, Inc., Class – A (Cable & Satellite) (a)*	2,407
43,053	Virgin Media, Inc. (Cable & Satellite)*	1,582
		3,989
	Total Common Stocks	2,187,618
	Preferred Stocks — 0.39%
	Brazil — 0.00%
10,100	Oi SA – Preferred (Integrated Telecommunication Services)*	41
	Germany — 0.39%
13,643	Bayerische Motoren Werke AG – Preferred (Automobile Manufacturers)	884
6,842	Fuchs Petrolub AG – Preferred (Oil & Gas Exploration & Production)	511
81,346	Henkel AG & Co. KGaA – Preferred (Household Products)	6,692
23,173	ProSiebenSat.1 Media AG – Preferred (Broadcasting)	660
		8,747
	Total Preferred Stocks	8,788
	Right — 0.00%
	Singapore — 0.00%
487,934	Olam International Ltd., Class – R1 (Food Distributors) (a)	61
	Total Right	61
	Time Deposit — 0.43%
$ 9,496	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/2/13	9,496
	Total Time Deposit	9,496

Shares	Security Description	Value (000)
	Mutual Funds — 0.15%
	United States — 0.15%
1,675,902	Alliance Money Market Fund Prime Portfolio, 0.11% (c)	$1,676
1,583,979	SSgA U.S. Government Money Market Fund, 0.00% (c)	1,584
	Total Mutual Funds	3,260
	Total Investments (cost $1,925,137) — 99.58%	2,209,223
	Other assets in excess of liabilities — 0.42%	9,207
	Net Assets — 100.00%	$2,218,430
*	Security was not Fair valued on December 31, 2012 and represents a Level 1 security. All other stocks were fair valued and represent Level 2 securities. Refer to Note 2 in the Notes to Financial Statements.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	The rate disclosed is the rate in effect on December 31, 2012.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

NYS — New York Registered Shares

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2012 (Unaudited)

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the Notes to Financial Statements.

The Institutional International Equity Portfolio	Artisan Partners LP	Capital Guardian Trust Co.	Causeway Capital Management LLC	Lazard Asset Management LLC	SSgA Funds Management, Inc. – Quality Yield	SSgA Funds Management, Inc. – Japan	Total
Common Stocks	18.04%	17.46%	17.85%	11.13%	28.97%	5.16%	98.61%
Preferred Stocks	0.30%	0.02%	—	—	0.07%	—	0.39%
Right	—	0.00%	—	—	—	—	0.00%
Time Deposit	0.06%	0.37%	—	—	—	—	0.43%
Mutual Funds	—	—	—	0.07%	0.05%	0.03%	0.15%
Other Assets (Liabilities)	0.06%	0.05%	0.15%	0.02%	0.13%	0.01%	0.42%
Total Investments	18.46%	17.90%	18.00%	11.22%	29.22%	5.20%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2012.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/(Depreciation) (000)
8	Tokyo Price Index Future	$796	3/8/13	$71
	Net Unrealized Appreciation/(Depreciation)			$71
^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/12 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
49,263,536	Japanese Yen	Commerzbank AG	3/22/13	$584	$569	$(15)
163,288,279	Japanese Yen	Merrill Lynch	1/7/13	1,904	1,885	(19)
102,412,859	Japanese Yen	Morgan Stanley	1/8/13	1,190	1,182	(8)
73,394,000	Japanese Yen	Bank of New York	1/8/13	850	847	(3)
	Total Currencies Purchased			$4,528	$4,483	$(45)
	Currencies Sold
1,150,400	Euro	State Street	2/19/13	$1,471	$1,519	$(48)
3,336,300	Euro	State Street	2/19/13	4,255	4,405	(150)
2,261,300	Euro	State Street	2/19/13	2,891	2,986	(95)
2,938,000	Euro	Bank of America	1/17/13	3,868	3,878	(10)
66,831,567	Japanese Yen	Mellon Bank	1/8/13	777	772	5
73,394,000	Japanese Yen	Bank of New York	1/8/13	893	848	45
476,486,000	Japanese Yen	UBS Warburg	1/18/13	5,674	5,502	172
91,920,000	Japanese Yen	Bank of New York	2/7/13	1,066	1,062	4
	Total Currencies Sold			$20,895	$20,972	$(77)
	Net Unrealized Appreciation/(Depreciation)					$(122)

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 91.46%
	Bermuda — 0.50%
3,405,577	Cosco Pacific Ltd. (Marine Ports & Services)	$4,938
	Brazil — 11.59%
45,054	AES Tiete SA – Preferred (Independent Power Producers & Energy Traders)*	519
130,200	Arteris SA (Highways & Railtracks) (a)*	1,205
107,128	Banco Bradesco SA – Sponsored ADR (Diversified Banks)*	1,861
401,947	Banco do Brasil SA (Diversified Banks)*	5,027
346,168	Banco Santander Brasil SA (Biotechnology)*	2,532
987,840	Banco Santander Brasil SA – Sponsored ADR (Diversified Banks)*	7,182
913,516	BM&F BOVESPA SA (Specialized Finance)*	6,248
312,300	Brasil Insurance Participacoes e Adminstracao SA (Insurance Brokers)*	3,051
31,200	Cia de Saneamento Basico do Estado de Sao Paulo SABESP – Sponsored ADR (Water Utilities)*	2,607
70,700	Companhia de Bebidas das Americas – Sponsored ADR (Brewers)*	2,969
138,600	Cosan SA Industria e Comercio (Oil & Gas Refining & Marketing) (a)*	2,827
105,784	CPFL Energia SA (Electric Utilities)*	1,106
280,500	Diagnosticos da America SA (Health Care Services)*	1,807
584,847	EDP – Energias do Brasil SA (Electric Utilities)*	3,569
95,100	EZ Tec Empreendimentos e Participacoes SA (Homebuilding)*	1,194
295,400	Gafisa SA – Sponsored ADR (Homebuilding) (a)*	1,374
35,240	Gerdau SA – Sponsored ADR (Steel)*	317
57,200	Iochpe-Maxion SA (Construction & Farm Machinery & Heavy Trucks)*	764
351,668	Itau Unibanco Holding SA (Diversified Banks)*	5,736
297,350	Itau Unibanco Holding SA – Sponsored ADR (Diversified Banks)*	4,894
1,123,101	Itausa – Investimentos Itau SA – Preferred (Diversified Banks)*	5,317
914,700	JBS SA (Packaged Foods & Meats) (a)*	2,681
27,569	Light SA (Electric Utilities)*	301
244,900	Magnesita Refratarios SA (Construction Materials)*	987
43,600	Natura Cosmeticos SA (Personal Products)*	1,249
940,400	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)*	18,310
242,121	Porto Seguro SA (Multi-line Insurance)*	2,778
114,700	Souza Cruz SA (Tobacco)*	1,726
300,555	Sul America SA (Multi-line Insurance)*	2,599

Shares	Security Description	Value (000)
	Brazil (continued)
152,300	Telefonica Brasil SA – Sponsored ADR (Integrated Telecommunication Services)*	$3,664
71,692	Tractebel Energia SA (Independent Power Producers & Energy Traders)*	1,168
200,353	Vale SA (Steel)*	4,138
623,480	Vale SA – Sponsored ADR (Steel)*	13,068
		114,775
	Cayman Islands — 0.11%
429,000	Asia Cement China Holdings Corp. (Construction Materials)	216
1,070,000	Bosideng International Holdings Ltd. (Apparel, Accessories & Luxury Goods)	322
111,000	Chailease Holding Co. Ltd. (Diversified Banks)	256
391,000	Dongyue Group (Specialty Chemicals)	264
		1,058
	Chile — 0.56%
461,373	AES Gener SA (Home Entertainment Software) (a)*	297
443,281	Aguas Andinas SA, Class – A (Water Utilities)*	315
3,445,050	Banco de Chile SA (Diversified Banks)*	557
108,102	Banco de Chile, T Shares (Diversified Banks) (a)*	16
6,163	Banco de Credito e Inversiones (Diversified Banks)*	424
12,890,720	Banco Santander Chile (Diversified Banks)*	909
14,415	Cap SA (Steel)*	484
18,320,494	CorpBanca (Diversified Banks)*	246
634,531	Empresa Nacional de Electricidad SA (Independent Power Producers & Energy Traders)*	1,032
2,585,982	Enersis SA (Electric Utilities)*	950
160,862	Vina Concha y Toro SA (Distillers & Vintners)*	314
		5,544
	China — 14.44%
4,221,000	Agricultural Bank of China Ltd., H Shares (Diversified Banks)	2,130
483,500	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	1,806
24,300,100	Bank of China Ltd., H Shares (Diversified Banks)	11,006
2,862,000	Beijing Capital International Airport Co. Ltd., H Shares (Airport Services)	2,078
5,791,000	BYD Electronic International Co. Ltd. (Communications Equipment)	1,523
400,000	China BlueChemical Ltd., H Shares (Fertilizers & Agricultural Chemicals)	273
1,435,000	China CITIC Bank Corp. Ltd., H Shares (Real Estate Development)	870
5,181,000	China Coal Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	5,758

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
3,744,000	China Communications Services Corp. Ltd., H Shares (Integrated Telecommunication Services)	$2,188
21,240,250	China Construction Bank Corp., H Shares (Diversified Banks)	17,358
210,500	China International Marine Containers Group Co. Ltd., H Shares (Industrial Machinery) (a)	323
1,064,000	China Life Insurance Co. Ltd., H Shares (Life & Health Insurance)	3,524
766,500	China Merchants Bank Co. Ltd., H Shares (Diversified Banks)	1,723
3,196,500	China Minsheng Banking Corp. Ltd., H Shares (Diversified Banks)	3,755
80,230	China Mobile Ltd. – Sponsored ADR (Wireless Telecommunication Services)*	4,711
722,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	1,084
7,380,000	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	8,497
3,524,000	China Power International Development Ltd. (Independent Power Producers & Energy Traders)	1,127
2,100,000	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	2,430
3,327,000	China Railway Group Ltd., H Shares (Construction & Engineering)	1,978
1,240,000	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	5,555
692,000	China Southern Airlines Co. Ltd., H Shares (Airlines)	354
574,000	Datang International Power Generation Co. Ltd., H Shares (Independent Power Producers & Energy Traders)	221
445,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobile Manufacturers)	701
230,000	ENN Energy Holdings Ltd. (Gas Utilities)	1,008
9,981,200	Global Bio-Chem Technology Group Co. Ltd. (Agricultural Products)	1,150
239,500	Great Wall Motor Co. Ltd., H Shares (Automobile Manufacturers)	770
5,219,324	Guangzhou Automobile Group Co. Ltd., H Shares (Automobile Manufacturers)	4,706
51,644	Huaneng Power International, Inc. – Sponsored ADR (Electric Utilities)*	1,919
910,000	Huaneng Power International, Inc., H Shares (Electric Utilities)	850
21,986,440	Industrial & Commercial Bank of China Ltd., H Shares (Diversified Banks)	15,870
304,360	Inner Mongolia Yitai Coal Co. Ltd., Class – B (Coal & Consumable Fuels)	1,738
446,000	Jiangsu Expressway Co. Ltd., H Shares (Highways & Railtracks)	464

Shares	Security Description	Value (000)
	China (continued)
744,000	Jiangxi Copper Co. Ltd., H Shares (Diversified Metals & Mining)	$2,004
2,532,000	Lianhua Supermarket Holdings Ltd., H shares (Hypermarkets & Super Centers)	2,441
24,120	PetroChina Co. Ltd. – Sponsored ADR (Integrated Oil & Gas)*	3,468
5,980,000	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	8,627
2,186,000	PICC Property & Casualty Co. Ltd., H Shares (Property & Casualty Insurance)	3,122
762,500	Shimao Property Holdings Ltd. (Real Estate Development)	1,472
509,000	Shui On Land Ltd. (Independent Power Producers & Energy Traders)	250
9,185,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	1,502
393,500	Soho China Ltd. (Real Estate Development)	320
131,300	Tencent Holdings Ltd. (Internet Software & Services)	4,306
514,000	TPV Technology Ltd. (Computer Storage & Peripherals)	141
1,080,000	Weiqiao Textile Co. Ltd., H Shares (Textiles)	428
1,140,000	Yanzhou Coal Mining Co. Ltd., H Shares (Coal & Consumable Fuels)	1,943
4,342,000	Zhejiang Expressway Co. Ltd., H Shares (Highways & Railtracks)	3,435
		142,907
	Colombia — 0.53%
1,685,899	Ecopetrol SA (Integrated Oil & Gas)*	5,212
	Czech Republic — 0.27%
9,894	Komercni Banka A/S (Diversified Banks)	2,093
36,743	Telefonica O2 Czech Republic A/S (Integrated Telecommunication Services)	626
		2,719
	Egypt — 0.25%
110,236	Commercial International Bank Egypt SAE (Diversified Banks)	600
33,430	Orascom Construction Industries (Construction & Engineering) (a)	1,329
634,613	Orascom Telecom Holding SAE (Wireless Telecommunication Services)	400
43,618	Telecom Egypt Co. (Integrated Telecommunication Services)	97
		2,426
	Hong Kong — 3.27%
164,000	China Everbright Ltd. (Commodity Chemicals)	323
442,297	China Merchants Holdings (International) Co. Ltd. (Marine Ports & Services)	1,445
1,248,500	China Mobile Ltd. (Wireless Telecommunication Services)	14,693

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
492,000	CITIC Pacific Ltd. (Industrial Conglomerates)	$744
1,741,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	3,836
2,319,337	Evergrande Real Estate Group Ltd. (Real Estate Development)	1,308
376,000	Fosun International (Steel)	243
912,000	Guangdong Investment Ltd. (Water Utilities)	722
884,000	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Development)	1,498
503,656	NWS Holdings Ltd. (Industrial Conglomerates)	856
1,305,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	4,653
2,636,000	Shougang Fushan Resources Group Ltd. (Diversified Metals & Mining)	989
3,172,000	Yuexiu Property Co. Ltd. (Diversified Real Estate Activities)	1,020
		32,330
	Hungary — 0.32%
87,987	Magyar Telekom Telecommunications PLC (Integrated Telecommunication Services)	150
85,219	OTP Bank Nyrt PLC (Electrical Components & Equipment)	1,609
8,800	Richter Gedeon Nyrt (Pharmaceuticals)	1,447
		3,206
	India — 7.67%
15,932	ACC Ltd. (Construction Materials)	420
80,852	Ambuja Cements Ltd. (Construction Materials)	300
8,497	Asian Paints Ltd. (Specialty Chemicals)	692
29,550	Axis Bank Ltd. (Diversified Banks)	742
22,488	Bajaj Auto Ltd. (Motorcycle Manufacturers)	880
3,000	Bank of Baroda (Diversified Banks)	48
639,580	Bharat Heavy Electricals Ltd. (Heavy Electrical Equipment)	2,703
134,455	Coal India Ltd. (Coal & Consumable Fuels)	877
118,614	HCL Technologies Ltd. (IT Consulting & Other Services)	1,348
124,117	HDFC Bank Ltd. (Diversified Banks)	1,547
10,541	Hero MotoCorp Ltd. (Motorcycle Manufacturers)	369
266,640	Hindustan Petroleum Corp. Ltd. (Oil & Gas Refining & Marketing)	1,416
373,231	Hindustan Unilever Ltd. (Household Products)	3,596
128,348	ICICI Bank Ltd. (Diversified Banks)	2,686
55,000	ICICI Bank Ltd. – Sponsored ADR (Diversified Banks)*	2,399
1,356,284	India Cements Ltd. (Construction Materials)	2,270

Shares	Security Description	Value (000)
	India (continued)
75,000	Infosys Ltd. (IT Consulting & Other Services)	$3,177
35,318	Infosys Ltd. – Sponsored ADR (IT Consulting & Other Services)*	1,494
930,985	ITC Ltd. (Tobacco)	4,903
267,026	Jubilant Life Sciences Ltd. (Diversified Chemicals)	1,098
38,150	LIC Housing Finance Ltd. (Thrifts & Mortgage Finance)	204
614,790	NMDC Ltd. (Diversified Metals & Mining)	1,868
30,000	NTPC Ltd. (Specialty Chemicals)	86
242,339	Oil & Natural Gas Corp. Ltd. (Oil & Gas Exploration & Production)	1,195
375,492	Oriental Bank of Commerce (Diversified Banks)	2,425
300,650	Power Grid Corp. of India Ltd. (Electric Utilities)	634
121,320	Punjab National Bank (Diversified Capital Markets)	1,951
448,270	Reliance Industries Ltd. (Oil & Gas Refining & Marketing)	6,941
139,050	Reliance Industries Ltd. – Sponsored GDR (Oil & Gas Refining & Marketing) (b)	4,261
888,289	Rolta India Ltd. (IT Consulting & Other Services)	1,009
234,312	Rural Electrification Corp. Ltd. (Specialized Finance)	1,062
130,302	Satyam Computer Services Ltd. (IT Consulting & Other Services) (a)	256
151,515	State Bank of India (Diversified Banks)	6,687
1,197,510	Steel Authority of India Ltd. (Steel)	2,003
1,274,840	Sterlite Industries (India) Ltd. (Diversified Metals & Mining)	2,727
80,180	Sterlite Industries (India) Ltd. – Sponsored ADR (Diversified Metals & Mining)*	690
74,740	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	1,011
30,974	Tata Consultancy Services Ltd. (IT Consulting & Other Services)	714
530,969	Tata Motors Ltd. (Construction & Farm Machinery & Heavy Trucks)	3,052
58,952	Tata Motors Ltd. – Sponsored ADR (Construction & Farm Machinery & Heavy Trucks)*	1,693
13,845	Tata Steel Ltd. (Steel)	110
20,000	Tata Steel Ltd. – Sponsored GDR, Registered Shares (Steel)	163
24,233	Ultra Tech Cement Ltd. (Construction Materials)	885
44,150	Wipro Ltd. (IT Consulting & Other Services)	320
118,150	Wipro Ltd. – Sponsored ADR (IT Consulting & Other Services)*	1,035
		75,947

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Indonesia — 1.52%
5,559,500	PT Adaro Energy Tbk (Coal & Consumable Fuels)	$923
3,494,000	PT Aneka Tambang Tbk (Diversified Metals & Mining)	467
150,025	PT Astra Agro Lestari Tbk (Agricultural Products)	308
689,500	PT Bank Mandiri Tbk (Diversified Banks)	583
6,515,500	PT Bank Negara Indonesia Persero Tbk (Diversified Banks)	2,513
291,538	PT Indo Tambangraya Megah Tbk (Coal & Consumable Fuels)	1,263
1,698,500	PT Indofood Sukses Makmur Tbk (Packaged Foods & Meats)	1,034
1,619,000	PT Indosat Tbk (Wireless Telecommunication Services)	1,088
4,214,000	PT Medco Energi Internasional Tbk (Oil & Gas Exploration & Production)	717
2,918,637	PT Perusahaan Gas Negara Tbk (Gas Utilities)	1,399
310,169	PT Tambang Batubara Bukit Asam Tbk (Coal & Consumable Fuels)	489
3,058,370	PT Telekomunikasi Indonesia Tbk (Integrated Telecommunication Services)	2,885
649,500	PT United Tractors Tbk (Construction & Farm Machinery & Heavy Trucks)	1,341
		15,010
	Malaysia — 1.81%
197,000	Alliance Financial Group Berhad (Diversified Banks)	285
455,500	Axiata Group Berhad (Wireless Telecommunication Services)	986
238,700	Berjaya Sports Toto Berhard (Casinos & Gaming)	348
593,800	Gamuda Berhad (Construction & Engineering)	709
1,072,800	Genting Berhad (Casinos & Gaming)	3,244
1,152,700	IOI Corp. Berhad (Agricultural Products)	1,928
171,800	Kuala Lumpur Kepong Berhad (Agricultural Products)	1,354
77,100	Lafarge Malayan Cement Berhad (Construction Materials)	243
758,145	Malayan Banking Berhad (Diversified Banks)	2,287
389,500	Maxis Berhad (Wireless Telecommunication Services)	847
396,900	MISC Berhad (Marine) (a)	561
238,800	Parkson Holdings Berhad (Department Stores)	408
990,900	Sime Darby Berhad (Other Diversified Financial Services)	3,096

Shares	Security Description	Value (000)
	Malaysia (continued)
212,200	Telekom Malaysia Berhad (Integrated Telecommunication Services)	$419
304,100	UMW Holdings Berhad (Auto Parts & Equipment)	1,192
		17,907
	Mexico — 2.95%
481,400	Alfa SAB, Class – A (Industrial Conglomerates)*	1,023
216,060	America Movil SAB de CV, Series L – Sponsored ADR (Wireless Telecommunication Services)*	5,000
133,072	Arca Continental SAB de CV (Soft Drinks)*	991
90,900	Cemex SAB de CV – Sponsored ADR (Construction Materials) (a)*	897
181,672	Coca-Cola FEMSA SAB de CV, Series L (Soft Drinks)*	2,701
204,954	Compartamos SAB de CV (Consumer Finance)*	293
1,374,200	Consorcio ARA SAB de CV (Homebuilding) (a)*	439
186,830	Desarrolladora Homex SA de CV – Sponsored ADR (Homebuilding) (a)*	2,332
3,700	Fomento Economico Mexicano SAB de CV - Sponsored ADR (Soft Drinks)*	373
127,437	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Airport Services)*	728
85,697	Grupo Aeroportuario del Sureste SAB de CV, Class – B (Airport Services)*	974
236,108	Grupo Carso SAB de CV, Series A1 (Industrial Conglomerates)*	1,160
211,000	Grupo Financiero Banorte SAB de CV (Diversified Banks)*	1,363
42,100	Grupo Financiero Santander Mexico SAB de CV – Sponsored ADR, Class – B (Diversified Banks) (a)*	681
1,782,845	Grupo Mexico SAB de CV, Series B (Diversified Metals & Mining)*	6,432
267,744	Grupo Modelo SAB de CV, Series C (Brewers)*	2,402
28,935	Industrias Penoles SA de CV (Precious Metals & Minerals)*	1,460
		29,249
	Morocco — 0.02%
14,875	Maroc Telecom (Integrated Telecommunication Services)	186
	Peru — 0.59%
60,900	Compania de Minas Buenaventura SA – Sponsored ADR (Gold)*	2,189
24,600	Credicorp Ltd. (Diversified Banks)*	3,606
		5,795
	Philippines — 0.73%
747,197	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	967

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Philippines (continued)
870,300	Aboitiz Power Corp. (Independent Power Producers & Energy Traders)	$784
1,583,668	Alliance Global Group, Inc. (Food Distributors)	649
359,129	Bank of the Philippine Islands (Diversified Banks)	834
572,360	DMCI Holdings, Inc. (Industrial Conglomerates)	752
137,230	First Philippine Holdings Corp. (Electric Utilities)	301
6,085	Globe Telecom, Inc. (Wireless Telecommunication Services)	163
447,849	Metropolitan Bank & Trust Co. (Diversified Banks)	1,115
2,850	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	176
9,900	Philippine Long Distance Telephone Co. – Sponsored ADR (Wireless Telecommunication Services)*	607
40,370	SM Investments Corp. (Industrial Conglomerates)	871
		7,219
	Poland — 1.61%
138,055	Asseco Poland SA (Systems Software)	2,026
33,915	Bank Pekao SA (Diversified Banks)	1,842
6,809	Jastrzebska Spolka Weglowa SA (Diversified Metals & Mining)	204
76,689	KGHM Polska Miedz SA (Diversified Metals & Mining)	4,741
144,480	PGE SA (Electric Utilities)	853
82,929	Polski Koncern Naftowy Orlen SA (Oil & Gas Refining & Marketing) (a)	1,330
27,769	Powszechny Zaklad Ubezpieczen SA (Multi-line Insurance)	3,935
101,126	Synthos SA (Commodity Chemicals)	179
200,312	Tauron Polska Energia SA (Electric Utilities)	308
138,414	Telekomunikacja Polska SA (Integrated Telecommunication Services)	547
		15,965
	Russia — 6.36%
507,079	Gazprom OAO – Sponsored ADR (Integrated Oil & Gas)	4,901
1,807,129	Gazprom OAO – Sponsored GDR (Integrated Oil & Gas)*	17,583
65,605	Globaltrans Investment PLC (Railroads)	1,083
107,702	LUKOIL (Integrated Oil & Gas)	7,154
67,960	LUKOIL – Sponsored ADR (Integrated Oil & Gas)*	4,587
29,113	Magnit OJSC – Sponsored GDR, Registered Shares (Food Retail)	1,184
35,416	MegaFon OAO – Sponsored GDR (Wireless Telecommunication Services) (a)	843

Shares	Security Description	Value (000)
	Russia (continued)
128,505	Mining & Metallurgical Co. Norilsk Nickel OJSC – Sponsored ADR (Diversified Metals & Mining)*	$2,434
125,022	Mining & Metallurgical Co. Norilsk Nickel OJSC – Sponsored ADR (Diversified Metals & Mining)*	2,341
117,203	Mobile TeleSystems OJSC – Sponsored ADR (Wireless Telecommunication Services)*	2,186
184,796	Pharmstandard – Registered Shares GDR (Pharmaceuticals) (a)	3,099
447,461	Rosneft Oil Co. OJSC – Sponsored GDR, Registered Shares (Integrated Oil & Gas)	4,054
1,305,521	Sberbank (Diversified Banks)	4,070
57,980	Sberbank of Russia – Sponsored ADR (Diversified Banks)*	727
48,073	Severstal (Steel)	591
411,256	Surgutneftegaz OAO – Sponsored ADR Preferred (Integrated Oil & Gas)*	2,731
26,307	Tatneft – Sponsored GDR, Registered Shares (Oil & Gas Exploration & Production)	1,171
207,350	VimpelCom Ltd. – Sponsored ADR (Wireless Telecommunication Services)*	2,175
		62,914
	South Africa — 6.43%
159,105	ABSA Group Ltd. (Diversified Banks)	3,102
226,746	Adcock Ingram Holdings Ltd. (Pharmaceuticals)	1,446
220,409	African Bank Investments Ltd. (Other Diversified Financial Services)	842
78,416	Anglo Platinum Ltd. (Precious Metals & Minerals)	4,158
12,484	Assore Ltd. (Diversified Metals & Mining)	601
156,493	AVI Ltd. (Packaged Foods & Meats)	1,110
60,451	Clicks Group Ltd. (Drug Retail)	467
41,325	Exxaro Resources Ltd. (Diversified Metals & Mining)	834
1,198,886	FirstRand Ltd. (Other Diversified Financial Services)	4,418
410,539	Growthpoint Properties Ltd. (Specialized Real Estate Investment Trusts)	1,190
139,391	Imperial Holdings Ltd. (Distributors)	3,292
41,758	Investec Ltd. (Diversified Capital Markets)	292
325,150	JD Group Ltd. (Home Improvement Retail)	1,728
13,302	Kumba Iron Ore Ltd. (Steel)	901
60,851	Liberty Holdings Ltd. (Life & Health Insurance)	803
174,410	MMI Holdings Ltd. (Life & Health Insurance)	459
396,790	MTN Group Ltd. (Wireless Telecommunication Services)	8,364

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
869,756	Murray & Roberts Holdings Ltd. (Construction & Engineering) (a)	$2,543
33,586	Nedbank Group Ltd. (Diversified Banks)	752
234,512	Redefine Properties International Ltd. (Specialized Finance)	138
384,357	Redefine Properties Ltd. (Real Estate Operating Companies)	427
62,785	Reunert Ltd. (Industrial Conglomerates)	565
117,997	RMI Holdings Ltd. (Life & Health Insurance)	290
52,850	Samsung Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks) (a)	1,931
574,526	Sanlam Ltd. (Life & Health Insurance)	3,064
100,014	Sasol Ltd. (Integrated Oil & Gas)	4,319
648,819	Standard Bank Group Ltd. (Diversified Banks)	9,165
743,260	Telkom South Africa Ltd. (Integrated Telecommunication Services) (a)	1,484
67,633	The Foschini Group Ltd. (Apparel Retail)	1,131
147,181	Truworths International Ltd. (Apparel Retail)	1,898
61,462	Vodacom Group Ltd. (Wireless Telecommunication Services)	906
120,845	Woolworths Holdings Ltd. (Department Stores)	1,019
		63,639
	South Korea — 15.87%
33,310	BS Financial Group, Inc. (Regional Banks) (a)	413
31,120	Daewoo Securities Co. Ltd. (Investment Banking & Brokerage)	354
25,570	DGB Financial Group, Inc. (Regional Banks) (a)	349
30,910	Dongbu Insurance Co. Ltd. (Property & Casualty Insurance)	1,336
2,769	Doosan Corp. (Industrial Conglomerates)	336
18,381	Doosan Heavy Industries & Construction Co. Ltd. (Construction & Engineering) (a)	782
20,347	GS Holdings (Oil & Gas Refining & Marketing) (a)	1,387
75,350	Hana Financial Group, Inc. (Diversified Banks)	2,464
15,960	Hanwha Chemical Corp. (Commodity Chemicals) (a)	276
31,820	Hanwha Corp. (Commodity Chemicals) (a)	1,020
4,342	Hyosung Corp. (Commodity Chemicals) (a)	301
124,880	Hyundai Development Co. (Construction & Engineering) (a)	2,547
16,405	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks) (a)	3,733

Shares	Security Description	Value (000)
	South Korea (continued)
59,010	Hyundai Marine & Fire Insurance Co. Ltd. (Property & Casualty Insurance)	$1,842
2,862	Hyundai Mobis (Auto Parts & Equipment) (a)	777
26,468	Hyundai Motor Co. Ltd. (Automobile Manufacturers) (a)	5,457
14,554	Hyundai Motor Co. Ltd. – Preferred (Automobile Manufacturers) (a)	1,033
9,192	Hyundai Motor Co. Ltd. – Preferred (Automobile Manufacturers) (a)	601
20,650	Hyundai Securities Co. Ltd. (Investment Banking & Brokerage)	176
186,890	Industrial Bank of Korea (Diversified Banks) (a)	2,090
86,191	Jinro Ltd. (Distillers & Vintners) (a)	2,447
37,270	Kangwon Land, Inc. (Casinos & Gaming) (a)	1,019
229,684	KB Financial Group, Inc. (Diversified Banks) (a)	8,205
63,190	KB Financial Group, Inc. – Sponsored ADR (Diversified Banks) (a)*	2,269
5,197	KCC Corp. (Building Products)	1,453
100,092	Kia Motors Corp. (Automobile Manufacturers) (a)	5,323
82,920	Korea Electric Power Corp. (Electric Utilities) (a)	2,355
443,750	Korea Electric Power Corp. – Sponsored ADR (Electric Utilities) (a)*	6,199
230,380	Korea Exchange Bank (Diversified Banks) (a)	1,648
32,920	Korea Life Insurance Co. Ltd. (Life & Health Insurance)	238
49,620	KT Corp. (Integrated Telecommunication Services) (a)	1,650
39,610	KT Corp. – Sponsored ADR (Integrated Telecommunication Services) (a)*	663
71,613	KT&G Corp. (Tobacco) (a)	5,421
37,245	LG Corp. (Industrial Conglomerates) (a)	2,282
67,661	LG Electronics, Inc. (Consumer Electronics) (a)	4,696
44,230	LG UPlus Corp. (Integrated Telecommunication Services) (a)	324
6,822	LS Corp. (Electrical Components & Equipment) (a)	604
25,431	Mando Corp. (Auto Parts & Equipment) (a)	3,078
113,160	Mirae Asset Securities Co. Ltd. (Asset Management & Custody Banks)	3,802
3,135	Nong Shim Co. Ltd. (Packaged Foods & Meats) (a)	795
26,483	POSCO (Steel)	8,677
26,790	POSCO – Sponsored ADR (Steel)*	2,201
17,669	S-Oil Corp. (Oil & Gas Refining & Marketing)	1,745
6,558	S1 Corp. (Security & Alarm Services) (a)	429

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
8,200	Samsung Card Co. Ltd. (Consumer Finance) (a)	$281
16,031	Samsung Electronics Co. Ltd. (Semiconductors)	23,036
31,638	Samsung Fire & Marine Insurance Co. Ltd. (Property & Casualty Insurance)	6,428
11,609	Samsung Life Insurance Co. Ltd. (Life & Health Insurance)	1,024
11,757	Samsung Securities Co. Ltd. (Investment Banking & Brokerage)	593
180,040	Shinhan Financial Group Co. Ltd. (Diversified Banks) (a)	6,590
21,238	Shinsegae Co. Ltd. (Hypermarkets & Super Centers) (a)	4,332
16,619	SK Holdings Co. Ltd. (Industrial Conglomerates) (a)	2,811
28,931	SK Innovation Co. Ltd. (Oil & Gas Refining & Marketing) (a)	4,788
47,490	SK Networks Co. Ltd. (Trading Companies & Distributors) (a)	376
29,410	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	4,194
191,870	SK Telecom Co. Ltd. – Sponsored ADR (Wireless Telecommunication Services)*	3,037
71,620	Tong Yang Life Insurance Co. Ltd. (Life & Health Insurance)	708
343,840	Woori Finance Holdings Co. Ltd. (Diversified Banks) (a)	3,836
24,530	Woori Investment & Securities Co. Ltd. (Diversified Banks)	275
		157,106
	Taiwan — 8.98%
812,000	Acer, Inc. (Computer Hardware) (a)	708
91,000	Advantech Co. Ltd. (Computer Hardware)	386
873,542	Asia Cement Corp. (Construction Materials)	1,128
319,000	Asustek Computer, Inc. (Computer Storage & Peripherals)	3,613
55,070	AU Optronics Corp. – Sponsored ADR (Electronic Components) (a)*	248
157,575	Chicony Electronics Co. Ltd. (Computer Storage & Peripherals)	367
183,000	China Motor Corp. (Automobile Manufacturers)	173
270,000	China Petrochemical Development Corp. (Commodity Chemicals)	169
1,942,915	China Steel Corp. (Steel)	1,835
7,663,771	Chinatrust Financial Holding Co. Ltd. (Diversified Banks)	4,557
548,000	CHIPBOND Technology Corp. (Semiconductors)	1,082
871,108	Chunghwa Telecom Co. Ltd. (Integrated Telecommunication Services)	2,838

Shares	Security Description	Value (000)
	Taiwan (continued)
6,600	Chunghwa Telecom Co. Ltd. – Sponsored ADR (Integrated Telecommunication Services)*	$213
158,794	Clevo Co. (Computer Hardware)	197
2,182,000	Compal Electronics, Inc. (Computer Hardware)	1,478
608,000	Coretronic Corp. (Electronic Equipment & Instruments)	474
190,000	CTCI Corp. (Construction & Engineering)	377
100,000	Eternal Chemical Co. Ltd. (Diversified Chemicals)	87
1,386,275	Far Eastern New Century Corp. (Industrial Conglomerates)	1,592
264,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	674
201,000	Farglory Land Development Co. Ltd. (Real Estate Development)	364
62,000	Feng Hsin Iron & Steel Co. Ltd. (Steel)	111
531,000	Formosa Chemicals & Fibre Corp. (Specialty Chemicals)	1,379
675,000	Formosa Plastics Corp. (Commodity Chemicals)	1,835
221,000	Formosa Taffeta Co. Ltd. (Textiles)	214
966,996	Fubon Financial Holding Co. Ltd. (Other Diversified Financial Services)	1,174
199,200	Highwealth Construction Corp. (Real Estate Development)	376
2,216,040	Hon Hai Precision Industry Co. Ltd. (Electronic Manufacturing Services)	6,860
306,627	Hon Hai Precision Industry Co. Ltd. – Sponsored GDR (Electronic Manufacturing Services) (b)	1,877
83,052	HTC Corp. (Computer Hardware)	868
668,015	Inventec Corp. (Computer Hardware)	258
91,240	LCY Chemical Corp. (Commodity Chemicals)	114
1,058,995	Lite-On Technology Corp. (Computer Storage & Peripherals)	1,413
141	Macronix International Co. Ltd. (Semiconductors)	—
513,000	MediaTek, Inc. (Semiconductors)	5,739
893,608	Mega Financial Holding Co. Ltd. (Diversified Banks)	700
799,000	Nan Ya Plastics Corp. (Commodity Chemicals)	1,550
1,993,740	Nan Ya Printed Circuit Board Corp. (Electronic Components)	2,481
347,000	Novatek Microelectronics Corp. (Semiconductors)	1,418
62,000	Oriental Union Chemical Corp. (Diversified Chemicals)	75
1,343,620	Pou Chen Corp. (Footwear)	1,415
1,479,900	Powertech Technology, Inc. (Semiconductors)	2,403
801,000	Quanta Computer, Inc. (Computer Hardware)	1,896

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
148,000	Realtek Semiconductor Corp. (Semiconductors)	$315
1,093,000	Siliconware Precision Industries Co. (Semiconductors)	1,177
536,510	Siliconware Precision Industries Co. – Sponsored ADR (Semiconductors)*	2,865
347,000	Simplo Technology Co. Ltd. (Technology Distributors)	1,764
6,980,739	SinoPac Financial Holdings Co. Ltd. (Diversified Banks)	3,013
375,000	Synnex Technology International Corp. (Commodity Chemicals)	694
523,000	Taiwan Cement Corp. (Construction Materials)	705
477,500	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	1,765
2,044,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors)	6,837
63,530	Taiwan Semiconductor Manufacturing Co. Ltd. – Sponsored ADR (Semiconductors)*	1,090
528,000	Teco Electric & Machinery Co. Ltd. (Technology Distributors)	406
713,000	Transcend Information, Inc. (Semiconductors)	1,995
401,350	Tripod Technology Corp. (Electronic Components)	868
342,000	TSRC Corp. (Commodity Chemicals)	698
122,000	Tung Ho Steel Enterprise Corp. (Steel)	125
124,000	U-Ming Marine Transport Corp. (Marine)	199
410,000	Unimicron Technology Corp. (Electronic Components)	438
4,589,000	United Microelectronics Corp. (Semiconductors)	1,855
1,647,670	United Microelectronics Corp. – Sponsored ADR (Semiconductors)*	3,279
695,800	Wistron Corp. (Computer Hardware)	728
468,000	WPG Holdings Ltd. (Technology Distributors)	616
383,336	Young Fast Optoelectronics Co. Ltd. (Electronic Components)	786
		88,934
	Tanzania — 0.10%
139,350	African Barrick Gold Ltd. (Gold)	1,009
	Thailand — 2.46%
646,385	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	4,449
62,000	Bangkok Bank Public Co. Ltd. (Diversified Banks)	399
390,100	Bangkok Bank Public Co. Ltd. – Foreign Registered Shares (Diversified Banks)	2,678
346,300	Bangkok Bank Public Co. Ltd. – NVDR (Diversified Banks)	2,228

Shares	Security Description	Value (000)
	Thailand (continued)
39,300	Banpu Public Co. Ltd. (Coal & Consumable Fuels)	$534
1,127,100	Charoen Pokphand Foods Public Co. Ltd. (Packaged Foods & Meats)	1,250
436,500	Charoen Pokphand Foods Public Co. Ltd. – NVDR (Packaged Foods & Meats)	484
839,700	CP ALL Public Co. Ltd. (Department Stores)	1,263
55,000	Glow Energy Public Co. Ltd. (Independent Power Producers & Energy Traders)	139
26,000	Glow Energy Public Co. Ltd. (Independent Power Producers & Energy Traders)	66
453,475	PTT Exploration & Production Public Co. Ltd. (Oil & Gas Exploration & Production)	2,448
282,542	PTT Global Chemical Public Co. Ltd. (Diversified Chemicals)	654
455,900	PTT Public Co. Ltd. (Integrated Oil & Gas)	4,987
9,809,400	Sansiri Public Co. Ltd. (Real Estate Development)	1,134
83,200	Thai Oil Public Co. Ltd. (Oil & Gas Refining & Marketing)	186
643,400	Thai Oil Public Co. Ltd. – NVDR (Oil & Gas Refining & Marketing)	1,437
		24,336
	Turkey — 1.93%
189,134	Arcelik AS (Household Appliances)	1,241
972,040	Asya Katilim Bankasi AS (Diversified Banks) (a)	1,211
205,926	Eregli Demir ve Celik Fabrikalari TAS (Steel)	285
50,567	Ford Otomotiv Sanayi AS (Automobile Manufacturers)	609
1,788,460	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class – D (Steel)	1,272
39,588	Koza Altin Isletmeleri AS (Gold)	958
62,386	TAV Havalimanlari Holding AS (Airport Services)	320
47,660	Tofas Turk Otomobil Fabrikasi AS (Independent Power Producers & Energy Traders)	281
49,831	Tupras-Turkiye Petrol Rafinerileri AS (Oil & Gas Refining & Marketing)	1,448
738,360	Turk Hava Yollari Anonim Ortakligi (Airlines) (a)	2,606
100,487	Turk Telekomunikasyon AS (Integrated Telecommunication Services)	391
46,950	Turkcell lletisim Hizmetleri AS – Sponsored ADR (Wireless Telecommunication Services) (a)*	758
650,856	Turkiye Garanti Bankasi AS (Diversified Banks)	3,399

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stock (continued)
	Turkey (continued)
237,052	Turkiye Halk Bankasi AS (Diversified Banks)	$2,338
246,547	Turkiye Is Bankasi AS, Class – C (Diversified Banks)	860
172,190	Turkiye Sise ve Cam Fabrikalari AS (Housewares & Specialties)	286
306,642	Turkiye Vakiflar Bankasi TAO, Class – D (Diversified Banks)	798
		19,061
	Ukraine — 0.03%
271,395	JKX Oil & Gas PLC (Oil & Gas Exploration & Production) (a)	344
	United Arab Emirates — 0.18%
1,764,771	Emaar Properties PJSC (Real Estate Operating Companies)	1,823
	United States — 0.38%
100,183	Southern Copper Corp. (Diversified Metals & Mining)*	3,793
	Total Common Stocks	905,352
	Preferred Stocks — 3.29%
	Brazil — 1.92%
100,317	Bradespar SA – Preferred (Steel)*	1,609
366,480	Companhia Energetica de Minas Gerais – Preferred (Electric Utilities)*	4,046
45,464	Companhia Paranaense de Energia-Copel – Preferred, B Shares (Electric Utilities)*	704
222,800	Gerdau SA – Preferred (Steel)*	1,952
313,460	Klabin SA – Preferred (Paper Packaging)*	1,959
55,100	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)*	1,063
132,156	Telefonica Brasil SA – Preferred (Integrated Telecommunication Services)*	3,163
227,081	Vale SA – Preferred (Steel)*	4,534
		19,030
	Russia — 0.18%
770	AK Transneft OAO – Preferred (Oil & Gas Storage & Transportation)	1,742
	South Korea — 1.19%
1,843	LG Chem Ltd. – Preferred (Commodity Chemicals) (a)	177
14,429	Samsung Electronics Co. Ltd. – Preferred (Semiconductors)	11,596
		11,773

Shares or Principal Amount (000)	Security Description	Value (000)
	Total Preferred Stocks	$32,545
	Time Deposit — 1.03%
$ 10,228	State Street Liquidity Management Control System Time Deposit, 0.01%, 1/2/13	10,228
	Total Time Deposit	10,228
	Mutual Funds — 2.50%
100	Alliance Money Market Fund Prime Portfolio, 0.11% (c)	—
2,880,278	Federated Prime Obligations Portfolio, 0.11% (c)	2,880
2,839,900	iShares Asia Trust – iShares FTSE A50 China Index ETF, 0.19%	4,082
244,250	iShares MSCI Emerging Markets Index Fund ETF, 0.01%	10,832
18,480	iShares MSCI Taiwan Index Fund ETF, 0.27%	252
342,590	WisdomTree India Earnings Fund ETF, 0.02%	6,636
	Total Mutual Funds	24,682
	Total Investments (cost $877,903) — 98.28%	972,807
	Other assets in excess of liabilities — 1.72%	17,050
	Net Assets — 100.00%	$989,857

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was not fair valued on December 31, 2012 and represents a Level 1 security. All other stocks were fair valued and represent Level 2 securities. Refer to Note 2 in the Notes to Financial Statements.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	The rate disclosed is the rate in effect on December 31, 2012.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (concluded) — December 31, 2012 (Unaudited)

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the Notes to Financial Statements.

The Emerging Markets Portfolio	Boston Company Asset Management, LLC	SSgA Funds Management, Inc.	SSgA Funds Management, Inc. – Quality Yield	Total
Common Stocks	33.57%	28.36%	29.53%	91.46%
Preferred Stocks	0.60%	0.89%	1.80%	3.29%
Time Deposit	1.03%	—	—	1.03%
Mutual Funds	1.69%	0.29%	0.52%	2.50%
Other Assets (Liabilities)	0.39%	1.21%	0.12%	1.72%
Total Net Assets	37.28%	30.75%	31.97%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2012.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
30	E-Mini MSCI Emerging Markets Index Future	$1,610	3/18/13	$45
83	FTSE Bursa Malaysia KLCI Index Future	2,287	2/1/13	15
21	Hang Seng Index Future	3,072	1/31/13	23
410	ISE 30 Future	2,264	3/1/13	42
36	KOSPI 200 Future	4,475	3/15/13	16
	Net Unrealized Appreciation/(Depreciation)			$141
^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
2,614,680,000	Chilean Peso	Barclays Bank	3/14/13	$5,400	$5,415	$15
616,561,680	Hungarian Forint	Credit Suisse	3/14/13	2,815	2,778	(37)
300,384,000	Indian Rupee	Deutsche Bank	3/14/13	5,449	5,409	(40)
53,844,000,000	Indonesian Rupiah	Deutsche Bank	3/14/13	5,503	5,546	43
6,100,000	Malaysian Ringgit	Deutsche Bank	3/14/13	1,989	1,985	(4)
88,396,000	Russian Ruble	JP Morgan Chase	3/14/13	2,837	2,860	23
10,730,970	Turkish Lira	Standard Chartered Bank	3/14/13	5,955	5,963	8
	Total Currencies Purchased			$29,948	$29,956	$8
	Currencies Sold
65,124,786	Hong Kong Dollar	Societe Generale	3/14/13	$8,404	$8,405	$(1)
6,100,000	Malaysian Ringgit	Deutsche Bank	3/14/13	1,986	1,985	1
35,594,818	Mexican Peso	Credit Suisse	3/14/13	2,700	2,736	(36)
46,738,597	South African Rand	Goldman Sachs	3/14/13	5,310	5,467	(157)
167,329,700	Taiwan Dollar	Barclays Bank	3/14/13	5,782	5,764	18
10,730,970	Turkish Lira	Credit Suisse	3/14/13	5,958	5,963	(5)
	Total Currencies Sold			$30,140	$30,320	$(180)
	Net Unrealized Appreciation/(Depreciation)					$(172)

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Security — 0.28%
$ 260	Citibank Omni Master Trust, Series 2009-A17, Class A17 (a)	4.90	11/15/18	$280
	Total Asset Backed Security			280
	Collateralized Mortgage Obligations — 2.44%
140	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AJ (b)	5.95	5/10/45	143
255	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4 (b)	5.80	4/10/49	298
210	CS First Boston Mortgage Securities Corp., Series 2004-C1, Class B	4.86	1/15/37	217
170	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4 (b)	5.23	10/15/15	187
140	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (b)	5.28	4/10/37	152
255	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4	5.43	12/12/43	291
110	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3A	5.39	5/15/45	112
34	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A3	5.45	6/12/47	35
25	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	28
140	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (b)	6.04	11/12/16	149
255	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (b)	5.45	2/12/44	295
190	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (b)	6.08	7/11/17	223
255	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 (b)	5.92	7/15/17	299
	Total Collateralized Mortgage Obligations			2,429
	U.S. Government Agency Mortgages — 38.39%
200	Fannie Mae, 15 YR TBA	3.50	1/25/28	212
200	Fannie Mae, 15 YR TBA	4.00	1/25/28	214
500	Fannie Mae, 15 YR TBA	4.50	1/25/28	538
400	Fannie Mae, 15 YR TBA	5.00	1/25/28	433
100	Fannie Mae, 30 YR TBA	3.50	1/25/42	107
100	Fannie Mae, 30 YR TBA	4.50	1/25/43	108
1,100	Fannie Mae, 30 YR TBA	5.00	1/25/43	1,191
719	Fannie Mae, Pool #190405	4.00	10/1/40	770
211	Fannie Mae, Pool #603083	5.50	1/1/17	226
814	Fannie Mae, Pool #725228	6.00	3/1/34	904
41	Fannie Mae, Pool #888596	6.50	7/1/37	47
629	Fannie Mae, Pool #889117	5.00	10/1/35	685
187	Fannie Mae, Pool #889984	6.50	10/1/38	210
929	Fannie Mae, Pool #890221	5.50	12/1/33	1,021
760	Fannie Mae, Pool #959451	6.00	12/1/37	832
149	Fannie Mae, Pool #AA9781	4.50	7/1/24	161
118	Fannie Mae, Pool #AB3192	4.50	6/1/41	128
167	Fannie Mae, Pool #AB4483	3.00	2/1/27	176
472	Fannie Mae, Pool #AB4689	3.50	3/1/42	505
477	Fannie Mae, Pool #AB6017	3.50	8/1/42	510
399	Fannie Mae, Pool #AB7099	3.00	11/1/42	418
169	Fannie Mae, Pool #AC7328	4.00	12/1/39	181
759	Fannie Mae, Pool #AD0527	5.50	6/1/39	825
563	Fannie Mae, Pool #AE0217	4.50	8/1/40	609
236	Fannie Mae, Pool #AE0442	6.50	1/1/39	259
225	Fannie Mae, Pool #AE0954	4.50	2/1/41	244
145	Fannie Mae, Pool #AH5859	4.00	2/1/41	155

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$357	Fannie Mae, Pool #AH5988	5.00	3/1/41	$397
778	Fannie Mae, Pool #AH6242	4.00	4/1/26	834
884	Fannie Mae, Pool #AH7521	4.50	3/1/41	959
199	Fannie Mae, Pool #AI1186	4.00	4/1/41	214
510	Fannie Mae, Pool #AI8534	4.00	8/1/41	548
373	Fannie Mae, Pool #AJ1300 (b)	2.95	10/1/41	390
399	Fannie Mae, Pool #AJ3079	3.00	11/1/26	421
222	Fannie Mae, Pool #AJ5303	4.00	11/1/41	238
452	Fannie Mae, Pool #AJ7689	4.00	12/1/41	485
218	Fannie Mae, Pool #AK0006	3.00	1/1/27	230
171	Fannie Mae, Pool #AL0583	6.50	10/1/39	192
506	Fannie Mae, Pool #AL1107	4.50	11/1/41	549
437	Fannie Mae, Pool #AL1717	3.50	5/1/27	467
185	Fannie Mae, Pool #AO0752	3.00	4/1/42	194
591	Fannie Mae, Pool #AO2548	3.50	4/1/42	632
176	Fannie Mae, Pool #AO3019	2.50	5/1/27	184
196	Fannie Mae, Pool #AO3760	3.50	5/1/42	211
581	Fannie Mae, Pool #AO8137	3.50	8/1/42	621
192	Fannie Mae, Pool #AP2465	3.00	8/1/42	201
194	Fannie Mae, Pool #AP4742	2.50	8/1/27	203
396	Fannie Mae, Pool #AP6375	3.00	9/1/42	416
298	Fannie Mae, Pool #AP6493	3.00	9/1/42	312
199	Fannie Mae, Pool #AP9390	3.50	10/1/42	213
199	Fannie Mae, Pool #AQ0546	3.50	11/1/42	213
400	Fannie Mae, Pool #AQ7920	3.00	12/1/42	420
197	Fannie Mae, Pool #MA1210	2.50	9/1/49	206
199	Fannie Mae, Pool #MA1277	2.50	12/1/27	208
479	Freddie Mac, Pool #1B7911 (b)	2.71	12/1/40	498
851	Freddie Mac, Pool #A96286	4.00	1/1/41	910
2,477	Freddie Mac, Pool #A97692	4.50	3/1/41	2,673
447	Freddie Mac, Pool #C01598	5.00	8/1/33	485
636	Freddie Mac, Pool #G01665	5.50	3/1/34	691
371	Freddie Mac, Pool #G02794	6.00	5/1/37	404
300	Freddie Mac, Pool #G04688	5.50	9/1/38	324
374	Freddie Mac, Pool #G04913	5.00	3/1/38	403
649	Freddie Mac, Pool #G08495	3.50	6/1/42	693
300	Government National Mortgage Association, 30 YR TBA	3.50	1/15/42	326
200	Government National Mortgage Association, 30 YR TBA	3.50	1/20/42	217
500	Government National Mortgage Association, 30 YR TBA	4.00	1/20/42	544
600	Government National Mortgage Association, 30 YR TBA	4.00	1/15/43	658
500	Government National Mortgage Association, 30 YR TBA	4.50	1/20/42	547
300	Government National Mortgage Association, 30 YR TBA	4.50	1/15/43	328
700	Government National Mortgage Association, 30 YR TBA	5.00	1/15/43	764
100	Government National Mortgage Association, 30 YR TBA	5.50	1/15/43	110
400	Government National Mortgage Association, 30 YR TBA	5.50	1/20/43	439
200	Government National Mortgage Association, 30 YR TBA	6.00	1/20/43	223

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$659	Government National Mortgage Association, Pool #4559	5.00	10/20/39	$730
644	Government National Mortgage Association, Pool #4801	4.50	9/20/40	712
163	Government National Mortgage Association, Pool #510835	5.50	2/15/35	180
475	Government National Mortgage Association, Pool #5139	4.00	8/20/41	521
128	Government National Mortgage Association, Pool #582199	6.50	1/15/32	150
47	Government National Mortgage Association, Pool #658181	5.50	11/15/36	52
400	Government National Mortgage Association, Pool #721760	4.50	8/15/40	445
484	Government National Mortgage Association, Pool #737310	4.50	8/15/40	538
194	Government National Mortgage Association, Pool #781959	6.00	7/15/35	217
154	Government National Mortgage Association, Pool #782523	5.00	11/15/35	169
384	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	418
390	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	425
199	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	216
400	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	426
	Total U.S. Government Agency Mortgages			38,263
	U.S. Government Agency Securities — 3.02%
50	Fannie Mae, Callable 3/4/13 @ 100.00	0.63	9/4/15	50
65	Fannie Mae	0.88	8/28/17	65
60	Fannie Mae, Callable 8/23/13 @ 100.00	0.95	8/23/17	60
250	Fannie Mae, Callable 9/27/13 @ 100.00	1.07	9/27/17	251
30	Fannie Mae, Callable 3/8/13 @ 100.00	1.20	3/8/17	30
20	Fannie Mae, Callable 4/17/13 @ 100.00	1.50	4/17/17	20
152	Fannie Mae	1.63	10/26/15	157
150	Fannie Mae (c)	1.70	6/1/17	144
200	Fannie Mae	2.75	2/5/14	206
62	Fannie Mae	2.75	3/13/14	64
75	Fannie Mae (c)	3.56	10/9/19	66
70	Fannie Mae	5.00	3/15/16	80
10	Fannie Mae, Callable 11/13/14 @ 100.00	5.38	11/13/28	11
5	Fannie Mae	5.63	7/15/37	7
20	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	23
25	Fannie Mae	7.13	1/15/30	39
40	Fannie Mae	7.25	5/15/30	64
10	Federal Farm Credit Bank, Callable 7/9/13 @ 100.00	0.55	7/9/15	10
30	Federal Farm Credit Bank	2.63	4/17/14	31
20	Federal Farm Credit Bank	5.13	8/25/16	23
80	Federal Home Loan Bank	1.38	5/28/14	81
25	Federal Home Loan Bank	3.63	3/12/21	29
50	Federal Home Loan Bank	4.13	3/13/20	59
10	Federal Home Loan Bank	4.75	12/16/16	12
15	Federal Home Loan Bank	5.63	6/11/21	20
265	Federal Home Loan Bank, Series 656	5.38	5/18/16	309
90	Freddie Mac, Callable 2/27/13 @ 100.00	0.40	2/27/14	90
150	Freddie Mac	0.63	12/29/14	151
85	Freddie Mac	1.00	8/20/14	86
100	Freddie Mac	1.00	3/8/17	101

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$65	Freddie Mac	1.00	7/28/17	$66
70	Freddie Mac	1.38	2/25/14	71
20	Freddie Mac, MTN, Callable 8/22/14 @ 100.00	1.40	8/22/19	20
80	Freddie Mac	2.38	1/13/22	84
100	Freddie Mac	2.50	1/7/14	102
100	Freddie Mac	2.88	2/9/15	105
106	Freddie Mac	5.25	4/18/16	123
25	Freddie Mac	6.25	7/15/32	37
50	Tennessee Valley Authority	5.25	9/15/39	66
	Total U.S. Government Agency Securities			3,013
	Corporate Bonds — 25.41%
210	3M Co. (Industrial Conglomerates)	1.38	9/29/16	214
10	Alabama Power Co. (Electric Utilities)	5.80	11/15/13	11
309	American Express Credit Corp., MTN (Diversified Financial Services)	2.38	3/24/17	323
103	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	109
576	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	2.50	7/15/22	580
203	AT&T, Inc. (Wireless Telecommunication Services)	4.35	6/15/45	204
117	AT&T, Inc. (Wireless Telecommunication Services)	5.10	9/15/14	126
326	AT&T, Inc. (Wireless Telecommunication Services)	5.55	8/15/41	391
273	AutoZone, Inc. (Specialty Retail) Callable 1/15/22 @ 100.00	3.70	4/15/22	287
226	Aviation Capital Group (Machinery) (a)	6.75	4/6/21	234
370	Aviation Capital Group (Machinery) (a)	7.13	10/15/20	390
305	Baker Hughes, Inc. (Energy Equipment & Services)	5.13	9/15/40	367
905	Berkshire Hathaway, Inc. (Insurance)	3.20	2/11/15	953
283	BioMed Realty LP (Real Estate Investment Trusts) Callable 3/15/16 @ 100.00	3.85	4/15/16	299
102	Caterpillar, Inc. (Machinery)	3.80	8/15/42	102
231	CC Holdings GS V LLC (Diversified Telecommunication Services) (a)	3.85	4/15/23	235
310	CC Holdings GS V LLC (Diversified Telecommunication Services) Callable 5/1/13 @ 103.88 (a)	7.75	5/1/17	329
220	Cellco Partnership/Verizon Wireless Capital LLC (Wireless Telecommunication Services)	5.55	2/1/14	231
244	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	279
403	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	512
136	CME Group, Inc. (Diversified Financial Services)	5.40	8/1/13	140
418	CME Group, Inc. (Diversified Financial Services)	5.75	2/15/14	441
150	Colgate-Palmolive Co., MTN (Household Products)	0.60	11/15/14	151
319	Comcast Corp. (Media)	3.13	7/15/22	332
436	Comcast Corp. (Media)	4.65	7/15/42	460
270	Deere & Co. (Machinery) Callable 12/9/41 @ 100.00	3.90	6/9/42	276
415	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	474
155	Dominion Resources, Inc. (Multi-Utilities)	1.95	8/15/16	159
216	eBay, Inc. (Internet Software & Services) Callable 4/15/22 @ 100.00	2.60	7/15/22	218
149	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	5.95	4/15/17	172
220	Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 3/15/40 @ 100.00	5.50	9/15/40	244
149	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels) Callable 12/1/40 @ 100.00	6.05	6/1/41	170
207	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)	6.63	10/15/36	243
309	ERAC USA Finance Co. (Diversified Financial Services) (a)	5.25	10/1/20	353

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$142	ERAC USA Finance Co. (Diversified Financial Services) (a)	5.60	5/1/15	$156
300	Exelon Generation Co. LLC (Independent Power Producers & Energy Traders)	6.20	10/1/17	354
567	Ford Motor Credit Co. LLC (Diversified Financial Services)	5.00	5/15/18	626
200	General Electric Capital Corp., Series A (Diversified Financial Services) Callable 6/15/22 @ 100.00, Perpetual Bond (b)(d)	7.13	—	226
700	General Electric Capital Corp., Series B (Diversified Financial Services) Callable 12/15/22 @ 100.00, Perpetual Bond (b)(d)	6.25	—	762
213	General Electric Co. (Industrial Conglomerates)	4.13	10/9/42	219
180	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	212
417	Healthcare Realty Trust (Real Estate Investment Trusts)	6.50	1/17/17	477
396	IBM Corp. (IT Services)	0.88	10/31/14	399
281	IBM Corp. (IT Services)	4.00	6/20/42	297
245	Intel Corp. (Semiconductors & Semiconductor Equipment)	1.95	10/1/16	253
151	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.80	10/1/41	166
296	John Deere Capital Corp., MTN (Machinery)	1.25	12/2/14	300
80	Juniper Networks, Inc. (Communications Equipment)	3.10	3/15/16	83
100	Juniper Networks, Inc. (Communications Equipment)	4.60	3/15/21	106
732	Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 2/15/42 @ 100.00	5.00	8/15/42	776
639	Lazard Group LLC (Diversified Financial Services)	7.13	5/15/15	710
103	Life Technologies Corp. (Biotechnology) Callable 10/15/20 @ 100.00	5.00	1/15/21	116
357	Macy's Retail Holdings, Inc. (Multiline Retail) Callable 8/15/42 @ 100.00	4.30	2/15/43	347
290	MassMutual Global Funding LLC (Thrifts & Mortgage Finance) (a)	2.00	4/5/17	299
146	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	184
237	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	285
408	Northern Trust Corp. (Capital Markets)	4.63	5/1/14	430
290	Phillips 66 (Oil, Gas & Consumable Fuels)	4.30	4/1/22	324
26	Private Export Funding Corp. (Diversified Financial Services)	2.13	7/15/16	28
139	Roche Holdings, Inc. (Health Care Providers & Services) (a)	7.00	3/1/39	210
455	Sabmiller Holdings, Inc. (Beverages) (a)	2.45	1/15/17	474
91	Southern California Edison Co. (Electric Utilities)	5.75	3/15/14	97
222	Stryker Corp. (Health Care Equipment & Supplies)	2.00	9/30/16	231
322	TC Pipelines LP (Oil, Gas & Consumable Fuels)	4.65	6/15/21	342
337	TD Ameritrade Holding Corp. (Diversified Financial Services)	5.60	12/1/19	400
293	Teachers Insurance & Annuity Association (Insurance) (a)	6.85	12/16/39	397
182	The Clorox Co. (Household Products) Callable 6/15/22 @ 100.00	3.05	9/15/22	188
120	The Kroger Co. (Food & Staples Retailing)	7.50	1/15/14	128
319	The NASDAQ OMX Group, Inc. (Diversified Financial Services)	5.55	1/15/20	348
264	The Walt Disney Co. (Media)	2.75	8/16/21	276
220	The Walt Disney Co., Series E, MTN (Media)	3.75	6/1/21	243
145	Thermo Fisher Scientific, Inc. (Health Care Equipment & Supplies)	2.25	8/15/16	150
523	Time Warner Cable, Inc. (Media)	5.85	5/1/17	618
278	Time Warner Cable, Inc. (Media)	8.25	2/14/14	301
103	Time Warner, Inc. (Media)	6.20	3/15/40	126
210	Toyota Motor Credit Corp., MTN (Diversified Financial Services)	3.20	6/17/15	223
217	United Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	241
158	UnitedHealth Group, Inc. (Health Care Providers & Services)	1.40	10/15/17	158

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$72	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.55	2/15/16	$82
134	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.85	9/15/35	168
347	Wal-Mart Stores, Inc. (Specialty Retail)	6.50	8/15/37	488
191	Watson Pharmaceuticals, Inc. (Pharmaceuticals) Callable 7/1/22 @ 100.00	3.25	10/1/22	195
544	Wells Fargo & Co., MTN (Commercial Banks)	1.25	2/13/15	549
344	Williams Partners LP (Oil, Gas & Consumable Fuels) Callable 8/15/20 @ 100.00	4.13	11/15/20	374
168	Xerox Corp. (Office Electronics)	2.95	3/15/17	172
	Total Corporate Bonds			25,323
	U.S. Treasury Obligations — 27.53%
1,000	U.S. Treasury Bills (c)	0.03	1/24/13	1,000
1,000	U.S. Treasury Bills (c)	0.09	1/3/13	1,000
3,000	U.S. Treasury Bills (c)	0.14	4/4/13	3,000
8	U.S. Treasury Bond	2.75	8/15/42	8
27	U.S. Treasury Bond	2.75	11/15/42	26
174	U.S. Treasury Bond	3.00	5/15/42	177
104	U.S. Treasury Bond	3.13	11/15/41	109
162	U.S. Treasury Bond	3.13	2/15/42	169
40	U.S. Treasury Bond	3.50	2/15/39	45
135	U.S. Treasury Bond	3.75	8/15/41	159
214	U.S. Treasury Bond	3.88	8/15/40	257
142	U.S. Treasury Bond	4.25	5/15/39	181
190	U.S. Treasury Bond	4.25	11/15/40	243
75	U.S. Treasury Bond	4.38	2/15/38	97
223	U.S. Treasury Bond	4.38	11/15/39	290
100	U.S. Treasury Bond	4.38	5/15/40	130
3	U.S. Treasury Bond	4.50	2/15/36	4
100	U.S. Treasury Bond	4.63	2/15/40	135
143	U.S. Treasury Bond	4.75	2/15/41	197
70	U.S. Treasury Bond	5.38	2/15/31	100
71	U.S. Treasury Bond	5.50	8/15/28	100
61	U.S. Treasury Bond	6.00	2/15/26	88
50	U.S. Treasury Bond	6.13	8/15/29	76
77	U.S. Treasury Bond	7.50	11/15/24	123
178	U.S. Treasury Bond	7.63	2/15/25	287
200	U.S. Treasury Bond	9.00	11/15/18	293
269	U.S. Treasury Bond	9.13	5/15/18	387
168	U.S. Treasury Bond	11.25	2/15/15	207
261	U.S. Treasury Note	0.25	1/31/14	261
205	U.S. Treasury Note	0.25	2/28/14	205
80	U.S. Treasury Note	0.25	3/31/14	80
120	U.S. Treasury Note	0.25	5/31/14	120
288	U.S. Treasury Note	0.25	9/15/14	288
240	U.S. Treasury Note	0.25	12/15/14	240
509	U.S. Treasury Note	0.25	5/15/15	508
503	U.S. Treasury Note	0.25	7/15/15	502
59	U.S. Treasury Note	0.25	8/15/15	59

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$405	U.S. Treasury Note	0.38	11/15/14	$406
225	U.S. Treasury Note	0.38	4/15/15	225
375	U.S. Treasury Note	0.38	6/15/15	376
45	U.S. Treasury Note	0.50	8/15/14	45
20	U.S. Treasury Note	0.63	7/15/14	20
400	U.S. Treasury Note	0.63	5/31/17	401
270	U.S. Treasury Note	0.63	9/30/17	270
60	U.S. Treasury Note	0.63	11/30/17	60
282	U.S. Treasury Note	0.75	12/31/17	282
250	U.S. Treasury Note	0.88	12/31/16	253
70	U.S. Treasury Note	0.88	2/28/17	71
145	U.S. Treasury Note	0.88	4/30/17	147
107	U.S. Treasury Note	1.00	1/15/14	108
458	U.S. Treasury Note	1.00	5/15/14	463
208	U.S. Treasury Note	1.00	8/31/16	212
18	U.S. Treasury Note	1.00	9/30/16	18
176	U.S. Treasury Note	1.00	10/31/16	179
310	U.S. Treasury Note	1.00	3/31/17	316
310	U.S. Treasury Note	1.00	6/30/19	309
139	U.S. Treasury Note	1.00	8/31/19	138
144	U.S. Treasury Note	1.25	9/30/15	148
299	U.S. Treasury Note	1.25	10/31/15	307
20	U.S. Treasury Note	1.38	11/30/15	21
5	U.S. Treasury Note	1.38	12/31/18	5
185	U.S. Treasury Note	1.50	6/30/16	192
137	U.S. Treasury Note	1.50	8/31/18	142
207	U.S. Treasury Note	1.63	8/15/22	206
80	U.S. Treasury Note	1.63	11/15/22	79
418	U.S. Treasury Note	1.75	3/31/14	426
212	U.S. Treasury Note	1.75	7/31/15	220
90	U.S. Treasury Note	1.75	5/15/22	91
300	U.S. Treasury Note	1.88	10/31/17	317
129	U.S. Treasury Note	2.00	1/31/16	135
98	U.S. Treasury Note	2.00	4/30/16	103
170	U.S. Treasury Note	2.00	11/15/21	176
240	U.S. Treasury Note	2.00	2/15/22	248
376	U.S. Treasury Note	2.13	5/31/15	392
284	U.S. Treasury Note	2.13	8/15/21	299
344	U.S. Treasury Note	2.25	5/31/14	354
214	U.S. Treasury Note	2.25	1/31/15	223
290	U.S. Treasury Note	2.25	3/31/16	307
154	U.S. Treasury Note	2.25	7/31/18	166
158	U.S. Treasury Note	2.38	8/31/14	164
117	U.S. Treasury Note	2.38	9/30/14	121
300	U.S. Treasury Note	2.38	10/31/14	312
380	U.S. Treasury Note	2.38	5/31/18	412

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$134	U.S. Treasury Note	2.50	3/31/15	$141
149	U.S. Treasury Note	2.50	4/30/15	157
146	U.S. Treasury Note	2.63	6/30/14	151
211	U.S. Treasury Note	2.63	7/31/14	219
32	U.S. Treasury Note	2.63	12/31/14	33
252	U.S. Treasury Note	2.63	8/15/20	277
224	U.S. Treasury Note	2.63	11/15/20	246
164	U.S. Treasury Note	2.75	11/30/16	178
9	U.S. Treasury Note	2.75	5/31/17	10
310	U.S. Treasury Note	2.75	2/15/19	343
251	U.S. Treasury Note	3.00	8/31/16	274
146	U.S. Treasury Note	3.00	9/30/16	160
100	U.S. Treasury Note	3.13	1/31/17	110
113	U.S. Treasury Note	3.13	4/30/17	125
191	U.S. Treasury Note	3.13	5/15/19	216
154	U.S. Treasury Note	3.13	5/15/21	175
279	U.S. Treasury Note	3.25	6/30/16	306
223	U.S. Treasury Note	3.25	7/31/16	245
235	U.S. Treasury Note	3.25	12/31/16	260
245	U.S. Treasury Note	3.25	3/31/17	272
231	U.S. Treasury Note	3.38	11/15/19	266
149	U.S. Treasury Note	3.50	5/15/20	173
136	U.S. Treasury Note	3.63	8/15/19	158
245	U.S. Treasury Note	3.63	2/15/20	286
185	U.S. Treasury Note	3.63	2/15/21	217
98	U.S. Treasury Note	3.75	11/15/18	114
181	U.S. Treasury Note	4.00	2/15/14	189
207	U.S. Treasury Note	4.00	2/15/15	223
30	U.S. Treasury Note	4.00	8/15/18	35
167	U.S. Treasury Note	4.25	8/15/14	178
191	U.S. Treasury Note	4.25	8/15/15	210
300	U.S. Treasury Note	4.75	5/15/14	319
137	U.S. Treasury Note	4.88	8/15/16	159
	Total U.S. Treasury Obligations			27,441
	Yankee Dollars — 6.14%
167	Allied World Assurance Co. Ltd. (Insurance)	5.50	11/15/20	185
255	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	295
207	Barrick International (Barbados) Corp. (Metals & Mining) (a)	6.35	10/15/36	244
309	BHP Billiton Finance USA Ltd. (Metals & Mining)	1.13	11/21/14	313
393	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	2.25	11/1/16	409
419	Covidien International Finance SA (Health Care Equipment & Supplies) Callable 3/15/22 @ 100.00	3.20	6/15/22	439
373	Ensco PLC (Energy Equipment & Services)	4.70	3/15/21	420
279	Fairfax Financial Holdings Ltd. (Insurance) (a)	5.80	5/15/21	288
218	HSBC Bank PLC (Commercial Banks) (a)	3.10	5/24/16	231
334	HSBC Bank PLC (Commercial Banks) (a)	3.50	6/28/15	354

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares or Principal Amount (000)			Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$651	Kinross Gold Corp. (Metals & Mining)		5.13	9/1/21	$672
202	Shell International Finance BV (Oil, Gas & Consumable Fuels)		2.38	8/21/22	203
204	Shell International Finance BV (Oil, Gas & Consumable Fuels)		3.63	8/21/42	202
162	Shell International Finance BV (Oil, Gas & Consumable Fuels)		6.38	12/15/38	228
4	Statoil ASA (Oil, Gas & Consumable Fuels)		3.13	8/17/17	4
184	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		6.10	6/1/40	245
354	Volkswagen International Finance N.V. (Diversified Financial Services) (a)		2.38	3/22/17	365
101	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)		5.13	9/15/20	111
179	Weatherford International Ltd. (Energy Equipment & Services)		6.50	8/1/36	199
210	Wesfarmers Ltd. (Multiline Retail) (a)		7.00	4/10/13	213
452	Woodside Finance Ltd. (Thrifts & Mortgage Finance) Callable 2/10/21 @ 100.00 (a)		4.60	5/10/21	498
	Total Yankee Dollars				6,118
	Preferred Stocks — 1.94%
7,425	Arch Capital Group Ltd., Series C (Insurance) Callable 4/2/17 @ 25.00				199
17,125	PNC Financial Services Group, Inc., Series P (Commercial Banks) Callable 5/1/22 @ 25.00				475
3,075	Public Storage, Inc., Series U (Real Estate Investment Trusts) Callable 6/15/17 @ 25.00				80
9,700	Reinsurance Group of America (Insurance) Callable 9/15/22 @ 25.00				263
8,600	SCE Trust I (Electric Utilities) Callable 6/15/17 @ 25.00				222
11,950	U.S. Bancorp, Series F (Commercial Banks) Callable 1/15/22 @ 25.00				342
12,725	U.S. Bancorp, Series G (Commercial Banks) Callable 4/15/17 @ 25.00				353
	Total Preferred Stocks				1,934
	Time Deposit — 0.08%
$80	State Street Liquidity Management Control System Time Deposit		0.01	1/2/13	80
	Total Time Deposit				80
	Mutual Funds — 2.09%
837,340	SSgA Institutional Treasury Money Market Fund	(e)	0.00		837
1,244,000	SSgA U.S. Government Money Market Fund	(e)	0.00		1,244
	Total Mutual Funds				2,081
	Total Investments Before TBA Sale Commitments (cost $103,221) — 107.32%				106,962
	TBA Sale Commitments (f) — (2.17)%
$(300)	Fannie Mae, 30 YR TBA		5.50	1/25/43	(326)
(600)	Fannie Mae, 30 YR TBA		6.00	1/25/43	(655)
(1,100)	Freddie Mac, Gold 30 YR TBA		4.50	1/15/43	(1,181)
	Total TBA Sale Commitments				(2,162)
	Liabilities in excess of other assets — (5.15)%				(5,131)
	Net Assets — 100.00%				$99,669
(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2012.
(c)	Rate disclosed represents effective yield at purchase.
(d)	A perpetual bond is one with no maturity date that pays a fixed interest rate forever.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (concluded) — December 31, 2012 (Unaudited)

(e)	The rate disclosed is the rate in effect on December 31, 2012.
(f)	Represents a “to-be-announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Financial Statements).

MTN — Medium Term Note

TBA — Security is subject to delayed delivery.

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the Notes to Financial Statements.

The Core Fixed Income Portfolio	BlackRock Financial Management, Inc.	Mellon Capital Management Corp.	Seix Investment Advisors LLC	Total
Asset Backed Security	0.28%	—	—	0.28%
Collateralized Mortgage Obligations	2.44%	—	—	2.44%
U.S. Government Agency Mortgages	38.39%	—	—	38.39%
U.S. Government Agency Securities	—	3.02%	—	3.02%
Corporate Bonds	—	0.03%	25.38%	25.41%
U.S. Treasury Obligations	5.01%	22.52%	—	27.53%
Yankee Dollars	—	—	6.14%	6.14%
Preferred Stocks	—	—	1.94%	1.94%
Time Deposit	—	0.08%	—	0.08%
Mutual Funds	0.84%	—	1.25%	2.09%
Other Assets (Liabilities)	-7.73%	0.10%	0.31%	-7.32%
Total Net Assets	39.23%	25.75%	35.02%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 81.26%
$ 1,160	313 Group, Inc. (Aerospace & Defense) Callable 12/1/15 @ 104.78 (a)	6.38	12/1/19	$1,150
1,585	313 Group, Inc. (Aerospace & Defense) Callable 12/1/15 @ 106.56 (a)	8.75	12/1/20	1,557
1,835	A-S Co.-Issuer Subsidiary Inc./A-S Merger Sub LLC (Insurance) Callable 12/15/15 @ 103.94 (a)	7.88	12/15/20	1,835
1,196	Accellent, Inc. (Health Care Equipment & Supplies) Callable 2/1/13 @ 106.28	8.38	2/1/17	1,256
945	Access Midstream Partners LP (Oil, Gas & Consumable Fuels) Callable 12/15/17 @ 102.44	4.88	5/15/23	959
1,335	Access Midstream Partners LP (Oil, Gas & Consumable Fuels) Callable 1/15/17 @ 103.06	6.13	7/15/22	1,438
750	Accuride Corp. (Machinery) Callable 8/1/14 @ 104.75	9.50	8/1/18	724
781	AES Ironwood LLC (Electric Utilities)	8.86	11/30/25	915
293	Affinia Group, Inc. (Auto Components) Callable 2/8/13 @ 108.06 (a)	10.75	8/15/16	318
1,000	AK Steel Holding Corp. (Metals & Mining) Callable 4/1/17 @ 104.19	8.38	4/1/22	860
1,008	Aleris International, Inc. (Metals & Mining) Callable 2/15/14 @ 105.72	7.63	2/15/18	1,026
1,264	Aleris International, Inc. (Metals & Mining) Callable 11/1/15 @ 105.91 (a)	7.88	11/1/20	1,264
960	Ally Financial, Inc. (Diversified Financial Services)	5.50	2/15/17	1,027
2,495	Ally Financial, Inc. (Diversified Financial Services)	6.25	12/1/17	2,763
1,000	Ally Financial, Inc. (Diversified Financial Services)	8.00	12/31/18	1,170
541	AMC Networks, Inc. (Media) Callable 12/15/17 @ 102.38	4.75	12/15/22	544
1,000	AMC Networks, Inc. (Media) Callable 7/15/16 @ 103.88	7.75	7/15/21	1,145
500	AmerenEnergy Generating Co., Series H (Electric Utilities)	7.00	4/15/18	363
600	American General Institutional Capital, Series B (Diversified Financial Services) (a)	8.13	3/15/46	750
1,100	American International Group, Inc. (Insurance) Callable 5/15/38 @ 100.00 (b)	8.18	5/15/58	1,433
850	American Petroleum Tankers LLC (Energy Equipment & Services) Callable 2/8/13 @ 105.13	10.25	5/1/15	888
575	AmeriGas Finance LLC/AmeriGas Finance Corp. (Multiline Retail) Callable 5/20/17 @ 103.50	7.00	5/20/22	640
230	Ameristar Casinos, Inc. (Hotels, Restaurants & Leisure) Callable 4/15/15 @ 105.62	7.50	4/15/21	249
610	Amsted Industries, Inc. (Machinery) Callable 3/15/14 @ 104.06 (a)	8.13	3/15/18	653
625	Antero Resources Finance Corp. (Oil, Gas & Consumable Fuels) Callable 12/1/15 @ 104.50 (a)	6.00	12/1/20	633
2,104	Apria Healthcare Group, Inc., Series A1 (Health Care Providers & Services) Callable 2/8/13 @ 102.81	11.25	11/1/14	2,175
125	Arch Coal, Inc. (Oil, Gas & Consumable Fuels) Callable 6/15/15 @ 103.50	7.00	6/15/19	116
745	Arch Coal, Inc. (Oil, Gas & Consumable Fuels) Callable 6/15/16 @ 103.63	7.25	6/15/21	687
1,000	Assured Guaranty Municipal Corp. (Insurance) Callable 12/15/36 @ 100.00 (a)	6.40	12/15/66	800
1,270	Assured Guaranty US Holdings, Inc., Series A (Diversified Financial Services) Callable 12/15/16 @ 100.00 (b)	6.40	12/15/66	1,092
750	Asurion Corp. (Insurance) (a)(b)	5.55	5/24/18	757
300	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels) Callable 10/1/16 @ 103.31 (a)	6.63	10/1/20	311
2,133	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels) Callable 10/1/16 @ 103.31 (a)	6.63	10/1/20	2,208
1,130	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 104.38	8.75	6/15/18	1,203
810	AutoNation, Inc. (Specialty Retail)	5.50	2/1/20	870
1,100	Aviation Capital Group (Machinery) (a)	6.75	4/6/21	1,137
830	Avis Budget Car Rental LLC (Road & Rail) Callable 10/15/14 @ 104.13	8.25	1/15/19	917
580	Avis Budget Car Rental LLC (Road & Rail) Callable 3/15/14 @ 104.81	9.63	3/15/18	647
750	Ball Corp. (Containers & Packaging)	5.00	3/15/22	803
375	Bank of America Corp. (Diversified Financial Services)	5.70	1/24/22	451
1,452	Basic Energy Services, Inc. (Energy Equipment & Services) Callable 2/15/15 @ 103.88	7.75	2/15/19	1,445
502	Basic Energy Services, Inc. (Energy Equipment & Services) Callable 10/15/17 @ 103.88 (a)	7.75	10/15/22	489
2,520	BE Aerospace, Inc. (Aerospace & Defense) Callable 4/1/17 @ 102.63	5.25	4/1/22	2,671
2,346	Belden, Inc. (Electrical Equipment) Callable 9/1/17 @ 102.75 (a)	5.50	9/1/22	2,411
1,575	Berry Petroleum Co. (Oil, Gas & Consumable Fuels) Callable 11/1/15 @ 103.38	6.75	11/1/20	1,693
1,650	BI-LO LLC/BI-LO Finance Corp. (Food & Staples Retailing) Callable 2/15/15 @ 104.63 (a)	9.25	2/15/19	1,765

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,000	Bill Barrett Corp. (Oil, Gas & Consumable Fuels) Callable 10/15/17 @ 103.50	7.00	10/15/22	$1,030
2,505	Biomet, Inc. (Health Care Equipment & Supplies) Callable 8/1/15 @ 104.88 (a)	6.50	8/1/20	2,662
565	Block Communications, Inc. (Media) Callable 2/1/16 @ 103.63 (a)	7.25	2/1/20	600
975	Boyd Gaming Corp. (Hotels, Restaurants & Leisure) Callable 7/1/16 @ 104.50 (a)	9.00	7/1/20	960
1,040	Bristow Group, Inc. (Energy Equipment & Services) Callable 10/15/17 @ 103.13	6.25	10/15/22	1,113
960	Bruce Mansfield Unit 1 2007 Pass-Through Trust (Multi-Utilities)	6.85	6/1/34	1,000
450	Building Materials Corp. of America (Building Products) Callable 5/1/16 @ 103.38 (a)	6.75	5/1/21	497
1,350	Cablevision Systems Corp. (Media)	8.00	4/15/20	1,520
535	Caesars Entertainment Operating Co., Inc. (a)(b)	3.21	1/28/15	526
525	Caesars Entertainment Operating Co., Inc. (Hotels, Restaurants & Leisure) Callable 2/15/16 @ 104.25	8.50	2/15/20	521
1,365	Caesars Entertainment Operating Co., Inc. (Hotels, Restaurants & Leisure) Callable 6/1/13 @ 105.62	11.25	6/1/17	1,462
900	Calpine Corp. (Independent Power Producers & Energy Traders) Callable 11/1/15 @ 103.75 (a)	7.50	2/15/21	994
2,627	Calpine Corp. (Independent Power Producers & Energy Traders) Callable 1/15/17 @ 103.94 (a)	7.88	1/15/23	2,969
1,500	Capella Healthcare, Inc. (Health Care Providers & Services) Callable 7/1/13 @ 106.94	9.25	7/1/17	1,609
565	Carmike Cinemas, Inc. (Media) Callable 5/15/15 @ 105.53	7.38	5/15/19	610
1,399	Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels) Callable 9/15/16 @ 103.75	7.50	9/15/20	1,437
1,000	Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels) Callable 10/15/14 @ 104.31	8.63	10/15/18	1,080
2,000	Case New Holland, Inc. (Machinery)	7.88	12/1/17	2,365
1,310	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 2/15/18 @ 102.56	5.13	2/15/23	1,307
1,200	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 4/30/15 @ 104.88	6.50	4/30/21	1,294
1,150	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 1/15/14 @ 105.25	7.00	1/15/19	1,241
775	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 10/30/13 @ 105.44	7.25	10/30/17	845
1,145	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 4/30/13 @ 105.91	7.88	4/30/18	1,232
490	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 4/30/15 @ 104.06	8.13	4/30/20	549
1,970	CDW LLC (a)(b)	4.00	7/15/17	1,959
1,250	Cemex Finance LLC/Cemex SAB de CV (Construction Materials) Callable 10/12/17 @ 104.69 (a)	9.38	10/12/22	1,406
500	Central Garden & Pet Co. (Household Products) Callable 3/1/14 @ 104.13	8.25	3/1/18	529
1,500	CenturyLink, Inc., Series T (Diversified Telecommunication Services)	5.80	3/15/22	1,586
245	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45	6/15/21	271
1,250	Cenveo Corp. (Commercial Services & Supplies) Callable 2/1/14 @ 104.44	8.88	2/1/18	1,187
2,075	Cenveo Corp. (Commercial Services & Supplies) Callable 5/15/15 @ 105.75	11.50	5/15/17	1,756
2,988	Cequel Communications Holdings I LLC/Cequel Capital Corp. (Diversified Telecommunication Services) Callable 9/15/15 @ 104.78 (a)	6.38	9/15/20	3,111
1,995	Cequel Communications Holdings I LLC/Cequel Capital Corp. (Diversified Telecommunication Services) Callable 2/13/13 @ 106.47 (a)	8.63	11/15/17	2,135
1,318	Cequel Communications LLC (Diversified Telecommunication Services) (a)(b)	4.00	2/14/19	1,324
1,980	Charter Communications Operating LLC (Media) (a)(b)	4.00	5/5/19	1,995
220	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.13	2/15/21	228
275	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.50	8/15/17	298
775	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	8/15/20	831
310	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.88	11/15/20	336
535	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7.25	12/15/18	583
935	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7.63	7/15/13	963
925	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	9.50	2/15/15	1,045
270	Chesapeake Midstream Partners LLC (Oil, Gas & Consumable Fuels) Callable 4/15/15 @ 104.41	5.88	4/15/21	287
385	Chester Downs & Marina LLC (Hotels, Restaurants & Leisure) Callable 2/1/16 @ 104.63 (a)	9.25	2/1/20	378
694	Chrysler Group LLC/Chrysler Group Co-Issuer, Inc. (Automobiles) Callable 6/15/16 @ 104.13	8.25	6/15/21	763

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$927	CHS/Community Health Systems, Inc. (Health Care Providers & Services) Callable 8/15/15 @ 102.56	5.13	8/15/18	$966
2,576	CHS/Community Health Systems, Inc. (Health Care Providers & Services) Callable 7/15/16 @ 103.56	7.13	7/15/20	2,750
750	Cincinnati Bell, Inc. (Diversified Telecommunication Services) Callable 10/15/13 @ 104.13	8.25	10/15/17	808
405	Cincinnati Bell, Inc. (Diversified Telecommunication Services) Callable 10/15/15 @ 104.19	8.38	10/15/20	438
370	Cinemark USA, Inc. (Hotels, Restaurants & Leisure) Callable 12/15/17 @ 102.56 (a)	5.13	12/15/22	375
255	Cinemark USA, Inc. (Hotels, Restaurants & Leisure) Callable 6/15/16 @ 103.69	7.38	6/15/21	282
2,585	CIT Group, Inc. (Diversified Financial Services) (a)	4.75	2/15/15	2,688
1,570	CIT Group, Inc. (Diversified Financial Services)	5.00	5/15/17	1,664
1,080	CIT Group, Inc. (Diversified Financial Services)	5.25	3/15/18	1,156
2,015	CIT Group, Inc. (Diversified Financial Services) (a)	6.63	4/1/18	2,277
505	Citgo Petroleum Corp. (Oil, Gas & Consumable Fuels) Callable 7/1/14 @ 105.75 (a)	11.50	7/1/17	583
645	Claire's Stores, Inc. (Multiline Retail) Callable 3/15/15 @ 106.75 (a)	9.00	3/15/19	692
515	Clean Harbors, Inc. (Commercial Services & Supplies) Callable 12/1/16 @ 102.56 (a)	5.13	6/1/21	533
630	Clean Harbors, Inc. (Commercial Services & Supplies) Callable 8/1/16 @ 102.63	5.25	8/1/20	657
1,110	Clear Channel Worldwide Holdings, Inc., Series A (Media) Callable 11/15/17 @ 103.25 (a)	6.50	11/15/22	1,141
3,005	Clear Channel Worldwide Holdings, Inc., Series B (Media) Callable 11/15/17 @ 103.25 (a)	6.50	11/15/22	3,118
1,975	Clear Channel Worldwide Holdings, Inc., Series B (Media) Callable 3/15/15 @ 105.72	7.63	3/15/20	1,990
710	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 12/15/14 @ 104.25	8.50	12/15/19	779
745	ClubCorp Club Operations, Inc. (Hotels, Restaurants & Leisure) Callable 12/1/14 @ 105.00	10.00	12/1/18	829
1,625	CNG Holdings, Inc. (Energy Equipment & Services) Callable 5/15/16 @ 104.69 (a)	9.38	5/15/20	1,649
1,785	Coffeyville Resources LLC (Oil, Gas & Consumable Fuels) Callable 4/1/13 @ 108.16 (a)	10.88	4/1/17	1,963
1,050	Community Choice Financial, Inc. (Thrifts & Mortgage Finance) Callable 5/1/15 @ 105.38	10.75	5/1/19	1,011
159	Community Health Systems, Inc. (Health Care Providers & Services) (a)(b)	3.81	1/25/17	160
1,225	Community Health Systems, Inc. (Health Care Providers & Services) Callable 11/15/15 @ 104.00	8.00	11/15/19	1,326
500	Consol Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 4/1/15 @ 104.13	8.25	4/1/20	541
635	Consolidated Communications Finance Co. (Communications Equipment) Callable 6/1/16 @ 105.44 (a)	10.88	6/1/20	699
760	Consolidated Container Co. LLC/Consolidated Container Capital, Inc. (Containers & Packaging) Callable 7/15/15 @ 107.59 (a)	10.13	7/15/20	813
1,595	Constellation Brands, Inc. (Beverages)	4.63	3/1/23	1,667
493	Continental Airlines 2003-ERJ1 Pass-Through Trust, Series RJ03 (Airlines)	7.88	1/2/20	507
530	Continental Airlines, Inc., Series 2012-1, Class B (Airlines)	6.25	4/11/20	562
1,555	Cooper-Standard Automotive, Inc. (Auto Components) Callable 5/1/14 @ 104.25	8.50	5/1/18	1,672
1,000	Copano Energy LLC/Copano Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 4/1/16 @ 103.56	7.13	4/1/21	1,074
230	Cott Beverages USA, Inc. (Beverages) Callable 9/1/14 @ 104.06	8.13	9/1/18	254
900	Covanta Holding Corp. (Commercial Services & Supplies) Callable 12/1/15 @ 103.63	7.25	12/1/20	992
2,550	Crestwood Midstream Partners LP (Energy Equipment & Services) Callable 4/1/15 @ 103.88	7.75	4/1/19	2,646
385	Cricket Communications, Inc. (Wireless Telecommunication Services) Callable 2/8/13 @ 105.81	7.75	5/15/16	408
2,075	Crown Castle International Corp. (Wireless Telecommunication Services) (a)(b)	4.00	1/25/19	2,084
868	Crown Castle International Corp. (Wireless Telecommunication Services) (a)	5.25	1/15/23	929
1,000	CSC Holdings LLC (Construction & Engineering)	7.63	7/15/18	1,155
165	CVR Refining LLC/Coffeyville Finance, Inc. (Oil, Gas & Consumable Fuels) Callable 11/1/17 @ 103.25 (a)	6.50	11/1/22	164
345	CyrusOne LP/CyrusOne Finance Corp. (Communications Equipment) Callable 11/15/17 @ 103.19 (a)	6.38	11/15/22	360
475	Darling International, Inc. (Food Products) Callable 12/15/14 @ 104.25	8.50	12/15/18	546
2,245	DaVita, Inc. (Health Care Providers & Services) Callable 8/15/17 @ 102.88	5.75	8/15/22	2,366
154	Delta Air Lines, Inc. (Airlines) (a)	8.95	8/10/14	160

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$3,325	Diamond Resorts Corp. (Hotels, Restaurants & Leisure) Callable 8/15/14 @ 106.00	12.00	8/15/18	$3,599
1,219	Digital Global, Inc. (Aerospace & Defense) (a)(b)	5.75	10/7/18	1,221
1,645	DISH DBS Corp. (Media)	5.88	7/15/22	1,768
1,000	DISH DBS Corp. (Media)	6.75	6/1/21	1,140
965	DISH DBS Corp. (Media)	7.88	9/1/19	1,144
880	Ducommun, Inc. (Aerospace & Defense) Callable 7/15/15 @ 104.88	9.75	7/15/18	946
675	Dycom Investments, Inc. (Construction & Engineering) Callable 1/15/16 @ 103.56	7.13	1/15/21	714
470	Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 6/1/15 @ 104.19 (a)	8.38	6/1/19	479
420	EchoStar DBS Corp. (Media)	7.13	2/1/16	470
695	EchoStar DBS Corp. (Media)	7.75	5/31/15	778
330	El Paso Corp. (Oil, Gas & Consumable Fuels)	6.50	9/15/20	373
530	El Paso Corp. (Oil, Gas & Consumable Fuels)	7.00	6/15/17	605
135	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	8.63	1/15/22	186
1,230	Endeavour International Corp. (Oil, Gas & Consumable Fuels) Callable 3/1/15 @ 106.00 (a)	12.00	3/1/18	1,285
505	Endo Pharmaceuticals Holdings, Inc. (Pharmaceuticals) Callable 7/15/15 @ 103.50	7.00	7/15/19	538
520	Endo Pharmaceuticals Holdings, Inc. (Pharmaceuticals) Callable 12/15/15 @ 103.50	7.00	12/15/20	554
705	Endo Pharmaceuticals Holdings, Inc. (Pharmaceuticals) Callable 7/15/16 @ 103.63	7.25	1/15/22	756
1,410	Energy Future Holdings Corp. (Electric Utilities) Callable 1/15/15 @ 105.00 (c)	10.00	1/15/20	1,576
2,025	Energy Transfer Equity LP (Oil, Gas & Consumable Fuels) (a)(b)	3.75	3/23/17	2,038
2,850	Entravision Communications Corp. (Media) Callable 8/1/13 @ 106.56	8.75	8/1/17	3,092
1,235	EP Energy/Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels) Callable 5/1/15 @ 103.44	6.88	5/1/19	1,340
2,350	Equinix, Inc. (Internet Software & Services) Callable 7/15/16 @ 103.50	7.00	7/15/21	2,608
275	Equinox Holdings, Inc. (Hotels, Restaurants & Leisure) Callable 2/1/13 @ 104.75 (a)	9.50	2/1/16	290
1,500	Exide Technologies, Inc. (Auto Components) Callable 2/1/15 @ 104.31	8.63	2/1/18	1,271
1,500	Exterran Holdings, Inc. (Energy Equipment & Services) Callable 12/1/13 @ 105.44	7.25	12/1/18	1,590
1,065	FelCor Lodging LP (Real Estate Investment Trusts) Callable 3/1/18 @ 102.81 (a)	5.63	3/1/23	1,060
2,500	Fidelity National Information Services, Inc. (IT Services) Callable 3/15/17 @ 102.50	5.00	3/15/22	2,681
3,995	First Data Corp. (Software) Callable 11/1/15 @ 105.06 (a)	6.75	11/1/20	4,035
820	First Wind Capital LLC (Oil, Gas & Consumable Fuels) Callable 6/1/14 @ 107.69 (a)	10.25	6/1/18	843
1,894	Forest Oil Corp. (Oil, Gas & Consumable Fuels) Callable 2/8/13 @ 103.63	7.25	6/15/19	1,903
215	Fortescue Metals Group Ltd. (a)(b)	5.25	10/31/17	217
1,261	Frac Tech International LLC (Energy Equipment & Services) (a)(b)	8.50	5/6/16	1,044
495	Freescale Semiconductor, Inc. (Semiconductors & Semiconductor Equipment) Callable 4/15/14 @ 104.63 (a)	9.25	4/15/18	541
540	Fresenius Medical Care US Finance II, Inc. (Health Care Providers & Services) (a)	5.63	7/31/19	580
500	Frontier Communications Corp. (Diversified Telecommunication Services)	8.13	10/1/18	575
1,500	Frontier Communications Corp. (Diversified Telecommunication Services)	8.50	4/15/20	1,725
240	FTI Consulting, Inc. (IT Services) Callable 11/15/17 @ 103.00 (a)	6.00	11/15/22	248
1,000	GCI, Inc. (Media) Callable 6/1/16 @ 103.38	6.75	6/1/21	980
835	General Cable Corp. (Electrical Equipment) Callable 10/1/17 @ 102.88 (a)	5.75	10/1/22	864
990	General Motors Financial Co., Inc. (Diversified Financial Services)	6.75	6/1/18	1,136
2,192	Genesis Energy LP (Oil, Gas & Consumable Fuels) Callable 12/15/14 @ 103.94	7.88	12/15/18	2,340
3,365	GenOn Energy, Inc. (Multi-Utilities)	9.50	10/15/18	3,971
655	Genworth Financial, Inc. (Insurance) Callable 11/15/16 @ 100.00 (b)	6.15	11/15/66	486
135	Genworth Financial, Inc. (Insurance)	7.63	9/24/21	149
525	GeoEye, Inc. (Aerospace & Defense) Callable 10/1/13 @ 104.31	8.63	10/1/16	572
725	GeoEye, Inc. (Aerospace & Defense) Callable 10/1/13 @ 104.31	9.63	10/1/15	801
5,145	GMAC, Inc. (Consumer Finance)	8.00	11/1/31	6,515
660	GrafTech International Ltd. (Electronic Equipment, Instruments & Components) Callable 11/15/16 @ 103.19 (a)	6.38	11/15/20	684
1,000	Griffon Corp. (Building Products) Callable 4/1/14 @ 105.34	7.13	4/1/18	1,060
1,850	Halcon Resources Corp. (Oil, Gas & Consumable Fuels) Callable 11/15/16 @ 104.44 (a)	8.88	5/15/21	1,961

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,505	Harland Clarke Holdings Corp. (IT Services) Callable 8/1/15 @ 104.88 (a)	9.75	8/1/18	$1,464
345	HCA Holdings, Inc. (Health Care Providers & Services)	6.25	2/15/21	354
1,000	HCA Holdings, Inc. (Health Care Providers & Services) Callable 11/15/15 @ 103.88	7.75	5/15/21	1,085
2,350	HCA, Inc. (Health Care Providers & Services)	4.75	5/1/23	2,391
2,120	HCA, Inc. (Health Care Providers & Services)	5.88	3/15/22	2,305
1,155	HCA, Inc. (Health Care Providers & Services)	6.50	2/15/20	1,299
895	HCA, Inc. (Health Care Providers & Services)	7.50	2/15/22	1,025
748	HCA, Inc. (Health Care Providers & Services) Callable 2/15/13 @ 104.94	9.88	2/15/17	790
1,750	Health Management Associates, Inc. (Health Care Providers & Services) Callable 1/15/16 @ 103.69	7.38	1/15/20	1,890
660	Heckmann Corp. (Beverages) Callable 4/15/15 @ 104.94 (a)	9.88	4/15/18	677
1,385	Heckmann Corp. (Beverages) Callable 4/15/15 @ 104.94	9.88	4/15/18	1,430
910	Hercules Offshore, Inc. (Energy Equipment & Services) Callable 4/1/14 @ 105.34 (a)	7.13	4/1/17	953
415	Hertz Corp. (Road & Rail) Callable 10/15/14 @ 103.75	7.50	10/15/18	459
575	Hiland Partners LP (Energy Equipment & Services) Callable 10/1/16 @ 103.63 (a)	7.25	10/1/20	615
2,300	Hilcorp Energy Co. (Oil, Gas & Consumable Fuels) Callable 2/15/15 @ 104.00 (a)	8.00	2/15/20	2,518
1,000	Holly Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 3/15/14 @ 104.13	8.25	3/15/18	1,087
265	Host Hotels & Resorts LP (Hotels, Restaurants & Leisure) Callable 5/15/13 @ 104.50	9.00	5/15/17	284
700	Hughes Satellite Systems Corp. (Media)	6.50	6/15/19	772
175	Hughes Satellite Systems Corp. (Media)	7.63	6/15/21	199
185	Huntington Ingalls Industries, Inc. (Aerospace & Defense) Callable 3/15/15 @ 103.44	6.88	3/15/18	201
150	Huntsman International LLC (Chemicals) Callable 2/8/13 @ 100.00	5.50	6/30/16	150
280	Huntsman International LLC (Chemicals) Callable 3/15/15 @ 104.31	8.63	3/15/20	317
170	Huntsman International LLC (Chemicals) Callable 9/15/15 @ 104.31	8.63	3/15/21	194
1,061	IAC/InterActiveCorp (Internet Software & Services) Callable 12/15/17 @ 102.38 (a)	4.75	12/15/22	1,056
385	Icahn Enterprises LP/Icahn Enterprises Finance Corp. (Auto Components) Callable 1/15/13 @ 103.88	7.75	1/15/16	399
2,050	Icahn Enterprises LP/Icahn Enterprises Finance Corp. (Auto Components) Callable 1/15/14 @ 104.00	8.00	1/15/18	2,201
2,550	ILFC E-Capital Trust I (Diversified Financial Services) Callable 2/8/13 @ 100.00 (a)(b)	4.52	12/21/65	1,935
500	ILFC E-Capital Trust ll (Diversified Financial Services) (a)(b)	6.25	12/21/65	428
1,140	INC Research LLC (Health Care Providers & Services) Callable 7/15/15 @ 105.75 (a)	11.50	7/15/19	1,180
1,995	Integra Telecom, Inc. (Diversified Telecommunication Services) Callable 4/15/13 @ 105.38 (a)	10.75	4/15/16	2,085
2,160	International Lease Finance Corp. (Diversified Financial Services)	5.88	4/1/19	2,277
2,577	International Lease Finance Corp. (Diversified Financial Services)	5.88	8/15/22	2,730
55	International Lease Finance Corp. (Diversified Financial Services)	6.25	5/15/19	59
430	International Lease Finance Corp., Series R, MTN (Diversified Financial Services)	6.63	11/15/13	446
980	Iron Mountain, Inc. (Commercial Services & Supplies) Callable 10/1/15 @ 103.88	7.75	10/1/19	1,105
500	Iron Mountain, Inc. (Commercial Services & Supplies) Callable 6/15/13 @ 104.00	8.00	6/15/20	529
307	iStar Financial, Inc. (Real Estate Investment Trusts) (a)(b)	5.25	3/19/16	309
1,100	J.B. Poindexter & Co., Inc. (Machinery) Callable 4/1/17 @ 104.50 (a)	9.00	4/1/22	1,137
1,410	j2 Global Communications, Inc. (IT Services) Callable 8/1/16 @ 104.00	8.00	8/1/20	1,466
490	Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	8.25	3/15/18	595
1,650	Jarden Corp. (Household Durables) Callable 1/15/15 @ 103.75	7.50	1/15/20	1,811
2,500	JBS USA LLC/JBS USA Finance, Inc. (Food Products) Callable 6/1/15 @ 105.44 (a)	7.25	6/1/21	2,506
400	JC Penney Corp., Inc. (Multiline Retail)	5.65	6/1/20	347
365	JC Penney Corp., Inc. (Multiline Retail)	5.75	2/15/18	321
715	JC Penney Corp., Inc. (Multiline Retail)	6.38	10/15/36	536
1,630	JMC Steel Group, Inc. (Metals & Mining) Callable 3/15/14 @ 106.19 (a)	8.25	3/15/18	1,703
440	KB Home (Household Durables)	7.50	9/15/22	480
565	KB Home (Household Durables)	9.10	9/15/17	657
1,510	KEMET Corp. (Electronic Equipment, Instruments & Components) Callable 5/1/14 @ 105.25	10.50	5/1/18	1,489

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,665	Kindred Healthcare, Inc. (Health Care Providers & Services) Callable 6/1/14 @ 106.19	8.25	6/1/19	$2,592
2,080	Kinetic Concepts, Inc./KCI USA (Health Care Equipment & Supplies) Callable 11/1/15 @ 105.25 (a)	10.50	11/1/18	2,181
1,000	Koppers, Inc. (Chemicals) Callable 12/1/14 @ 103.94	7.88	12/1/19	1,100
500	Lamar Media Corp. (Media) Callable 2/1/17 @ 102.94	5.88	2/1/22	543
1,000	Lamar Media Corp. (Media) Callable 4/15/14 @ 103.94	7.88	4/15/18	1,105
1,305	Lender Process Services, Inc. (IT Services) Callable 10/1/17 @ 102.88	5.75	4/15/23	1,354
1,145	Level 3 Communications, Inc. (Diversified Telecommunication Services) (a)(b)	5.25	8/1/19	1,155
1,200	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 2/8/13 @ 100.00 (b)	4.51	2/15/15	1,199
1,665	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 7/1/15 @ 104.06	8.13	7/1/19	1,815
690	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 1/15/16 @ 104.31	8.63	7/15/20	766
1,025	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 4/1/15 @ 104.69	9.38	4/1/19	1,145
2,280	Libbey Glass, Inc. (Household Durables) Callable 5/15/15 @ 105.16	6.88	5/15/20	2,451
615	Liberty Mutual Group, Inc. (Insurance) Callable 3/15/17 @ 100.00 (a)(b)	7.00	3/15/37	611
1,740	Liberty Mutual Group, Inc. (Insurance) (a)	7.80	3/15/37	1,936
2,452	Limited Brands, Inc. (Specialty Retail)	5.63	2/15/22	2,667
500	Limited Brands, Inc. (Specialty Retail)	6.63	4/1/21	573
570	Limited Brands, Inc. (Specialty Retail)	7.00	5/1/20	656
1,000	Limited Brands, Inc. (Specialty Retail)	7.60	7/15/37	1,047
475	LIN Television Corp. (Media) Callable 1/15/17 @ 103.19 (a)	6.38	1/15/21	499
2,855	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 5/15/15 @ 103.25	6.50	5/15/19	2,884
3,588	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 4/15/15 @ 104.31	8.63	4/15/20	3,911
620	Live Nation Entertainment, Inc. (Media) Callable 9/1/16 @ 103.50 (a)	7.00	9/1/20	647
745	Live Nation Entertainment, Inc. (Media) Callable 5/15/14 @ 104.06 (a)	8.13	5/15/18	803
1,955	Longview Fibre Paper & Packaging, Inc. (Paper & Forest Products) Callable 6/1/13 @ 104.00 (a)	8.00	6/1/16	2,053
455	Marina District Finance Co., Inc. (Hotels, Restaurants & Leisure) Callable 8/15/14 @ 104.94	9.88	8/15/18	437
656	MarkWest Energy Partners LP/MarkWest Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 8/15/17 @ 102.75	5.50	2/15/23	712
985	Masco Corp. (Building Products)	5.95	3/15/22	1,092
1,325	Mediacom Broadband LLC/Mediacom Broadband Corp. (Media) Callable 4/1/18 @ 103.19 (a)	6.38	4/1/23	1,348
220	Mediacom LLC/Mediacom Capital Corp. (Media) Callable 8/15/14 @ 104.56	9.13	8/15/19	244
1,735	MedImpact Holdings, Inc. (Health Care Providers & Services) Callable 2/1/15 @ 105.25 (a)	10.50	2/1/18	1,924
563	MEG Energy Corp. (Oil, Gas & Consumable Fuels) (a)(b)	4.00	3/16/18	567
1,575	Meritage Homes Corp. (Household Durables)	7.15	4/15/20	1,725
1,000	MetLife, Inc. (Insurance) Callable 8/1/34 @ 100.00	10.75	8/1/39	1,510
500	MetroPCS Wireless, Inc. (Wireless Telecommunication Services) Callable 9/1/14 @ 103.94	7.88	9/1/18	541
385	MGM Resorts International (Hotels, Restaurants & Leisure)	6.63	7/15/15	413
750	MGM Resorts International (Hotels, Restaurants & Leisure) (a)	6.75	10/1/20	766
1,510	Microsemi Corp. (Semiconductors & Semiconductor Equipment) (a)(b)	4.00	2/2/18	1,520
70	Monitronics International, Inc. (Commercial Services & Supplies) Callable 4/1/16 @ 104.56	9.13	4/1/20	72
1,400	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts) Callable 2/15/17 @ 103.19	6.38	2/15/22	1,470
1,965	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts) Callable 5/1/16 @ 103.44	6.88	5/1/21	2,132
850	Nationstar Mortgage LLC/Nationstar Capital Corp. (Diversified Financial Services) Callable 10/1/16 @ 103.94 (a)	7.88	10/1/20	897
560	Nationstar Mortgage LLC/Nationstar Capital Corp. (Diversified Financial Services) Callable 5/1/15 @ 107.22 (a)	9.63	5/1/19	630

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$840	Nationstar Mortgage LLC/Nationstar Capital Corp. (Diversified Financial Services) Callable 5/1/15 @ 107.22 (a)	9.63	5/1/19	$941
1,031	NBTY, Inc. (Pharmaceuticals) Callable 10/1/14 @ 104.50	9.00	10/1/18	1,165
1,990	NCR Corp. (Computers & Peripherals) Callable 2/15/17 @ 102.31 (a)	4.63	2/15/21	1,990
1,060	NCR Corp. (Computers & Peripherals) Callable 7/15/17 @ 102.50 (a)	5.00	7/15/22	1,077
185	Neuberger Berman Group LLC/Neuberger Berman Finance Corp. (Capital Markets) Callable 3/15/17 @ 102.94 (a)	5.88	3/15/22	196
1,500	Newfield Exploration Co. (Oil, Gas & Consumable Fuels) Callable 2/1/15 @ 103.44	6.88	2/1/20	1,605
295	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. (Media) Callable 4/15/14 @ 104.44	8.88	4/15/17	324
712	Nielsen Finance LLC/Nielsen Finance Co. (Software) Callable 10/1/16 @ 102.25 (a)	4.50	10/1/20	708
909	NII Capital Corp. (Wireless Telecommunication Services) Callable 4/1/16 @ 103.81	7.63	4/1/21	689
803	NII Capital Corp. (Wireless Telecommunication Services) Callable 12/15/14 @ 104.44	8.88	12/15/19	638
1,480	Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (Oil, Gas & Consumable Fuels) Callable 3/15/14 @ 104.44	8.88	3/15/18	1,521
1,915	NRG Energy, Inc. (Independent Power Producers & Energy Traders) (a)(b)	4.00	6/29/18	1,934
1,265	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 5/15/16 @ 103.94	7.88	5/15/21	1,404
2,305	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 9/1/15 @ 104.13	8.25	9/1/20	2,582
955	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 6/15/14 @ 104.25	8.50	6/15/19	1,050
2,556	Nuance Communications, Inc. (Software) Callable 8/15/16 @ 102.69 (a)	5.38	8/15/20	2,671
860	Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels) Callable 7/15/17 @ 103.44	6.88	1/15/23	922
1,105	Oil States International, Inc. (Energy Equipment & Services) Callable 1/15/18 @ 102.56 (a)	5.13	1/15/23	1,120
1,695	Oil States International, Inc. (Energy Equipment & Services) Callable 6/1/14 @ 104.88	6.50	6/1/19	1,805
1,000	Omega Healthcare Investors, Inc. (Real Estate Investment Trusts) Callable 10/15/15 @ 103.38	6.75	10/15/22	1,087
1,000	Omega Healthcare Investors, Inc. (Real Estate Investment Trusts) Callable 2/15/15 @ 103.75	7.50	2/15/20	1,097
2,089	Omnicare, Inc. (Health Care Providers & Services) Callable 6/1/15 @ 103.88	7.75	6/1/20	2,319
2,360	Onex USI Acquisition Corp. (Insurance) Callable 1/15/16 @ 103.88 (a)	7.75	1/15/21	2,325
60	Paetec Holding Corp. (Diversified Telecommunication Services) Callable 6/30/13 @ 104.44	8.88	6/30/17	64
890	Party City Holdings, Inc. (Multiline Retail) Callable 8/1/15 @ 106.66 (a)	8.88	8/1/20	955
1,000	Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	6.00	11/15/18	1,062
2,390	Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	6.25	11/15/21	2,539
1,352	Penske Automotive Group, Inc. (Specialty Retail) Callable 10/1/17 @ 102.88 (a)	5.75	10/1/22	1,393
2,110	PHH Corp. (Diversified Financial Services)	7.38	9/1/19	2,342
215	Phillips-Van Heusen Corp. (Textiles, Apparel & Luxury Goods) Callable 5/15/15 @ 103.69	7.38	5/15/20	241
575	Physio-Control International, Inc. (Health Care Equipment & Supplies) Callable 1/15/15 @ 107.41 (a)	9.88	1/15/19	631
375	Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure) Callable 4/1/17 @ 103.88	7.75	4/1/22	399
580	Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure) Callable 5/15/15 @ 104.38	8.75	5/15/20	626
730	Pioneer Drilling Co. (Energy Equipment & Services) Callable 3/15/14 @ 104.94	9.88	3/15/18	794
1,250	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 6/15/16 @ 103.06	6.13	6/15/19	1,362
1,625	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 5/1/16 @ 103.31	6.63	5/1/21	1,790
4,419	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 2/15/18 @ 103.44	6.88	2/15/23	5,049
330	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 103.81	7.63	6/1/18	347
385	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 10/15/14 @ 104.81	8.63	10/15/19	438
355	Plastipak Holdings, Inc. (Containers & Packaging) Callable 8/15/14 @ 105.31 (a)	10.63	8/15/19	406
865	Polymer Group, Inc. (Construction Materials) Callable 2/1/15 @ 103.88	7.75	2/1/19	928
2,100	PolyOne Corp. (Chemicals) Callable 9/15/15 @ 103.69	7.38	9/15/20	2,294

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,870	Post Holdings, Inc. (Food Products) Callable 2/15/17 @ 103.69 (a)	7.38	2/15/22	$3,144
1,935	Prospect Medical Holdings, Inc. (Commercial Services & Supplies) Callable 5/1/15 @ 106.28 (a)	8.38	5/1/19	2,037
440	Provident Funding Associates LP (Diversified Financial Services) Callable 4/15/14 @ 105.13 (a)	10.25	4/15/17	485
480	Provident Funding Associates LP/PFG Finance Corp. (Diversified Financial Services) Callable 2/15/15 @ 105.06 (a)	10.13	2/15/19	506
480	PVH Corp. (Specialty Retail) Callable 12/15/17 @ 102.25	4.50	12/15/22	485
1,730	Quapaw Downstream Development Authority (Hotels, Restaurants & Leisure) Callable 7/1/15 @ 105.25 (a)	10.50	7/1/19	1,868
1,230	QVC, Inc. (Internet & Catalog Retail) Callable 10/1/14 @ 103.75 (a)	7.50	10/1/19	1,357
2,540	Qwest Capital Funding, Inc. (Diversified Telecommunication Services)	6.88	7/15/28	2,589
805	Qwest Capital Funding, Inc. (Diversified Telecommunication Services)	7.75	2/15/31	843
475	Qwest Corp. (Diversified Telecommunication Services) Callable 10/15/15 @ 101.94	7.25	10/15/35	502
745	RBS Capital Trust II, (Commercial Banks) Callable 1/3/34 @ 100.00, Perpetual Bond (d)	6.43	—	648
500	R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	8.25	3/15/19	505
895	Range Resources Corp. (Oil, Gas & Consumable Fuels) Callable 2/15/17 @ 102.50	5.00	8/15/22	935
935	Reckson Operating Partnership LP (Real Estate Investment Trusts)	7.75	3/15/20	1,163
1,100	Regency Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 7/15/16 @ 103.25	6.50	7/15/21	1,204
750	Regions Bank (Commercial Banks)	6.45	6/26/37	791
400	Regions Bank (Commercial Banks)	7.50	5/15/18	483
1,170	Regions Financial Corp. (Commercial Banks)	5.75	6/15/15	1,265
184	Res-Care, Inc. (Health Care Providers & Services) Callable 1/15/15 @ 105.38	10.75	1/15/19	204
1,130	Revlon Consumer Products Corp. (Personal Products) Callable 2/8/13 @ 104.88	9.75	11/15/15	1,189
1,700	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (Household Products) Callable 8/15/15 @ 103.94	7.88	8/15/19	1,891
535	Rite Aid Corp. (Food & Staples Retailing) Callable 2/8/13 @ 103.75	7.50	3/1/17	550
870	Rouse Co. (Oil, Gas & Consumable Fuels) Callable 5/9/13 @ 103.38	6.75	11/9/15	912
3,265	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels) Callable 11/1/16 @ 103.25 (a)	6.50	11/1/20	3,322
1,210	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels)	7.50	11/30/16	1,334
1,000	Sabre, Inc. (Leisure Equipment & Products) Callable 5/15/15 @ 106.38 (a)	8.50	5/15/19	1,065
1,765	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 3/15/16 @ 103.75	7.50	3/15/21	1,889
3,600	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 104.00 (a)	8.00	6/1/18	3,816
345	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 1/15/15 @ 104.38	8.75	1/15/20	378
2,210	SBA Telecommunications Corp. (Communications Equipment) Callable 7/15/16 @ 102.88 (a)	5.75	7/15/20	2,348
1,230	Scientific Games International, Inc. (Hotels, Restaurants & Leisure) Callable 9/1/15 @ 104.69 (a)	6.25	9/1/20	1,270
460	Sealed Air Corp. (Containers & Packaging) Callable 9/1/20 @ 100.00 (a)	6.50	12/1/20	497
755	Sealed Air Corp. (Containers & Packaging) Callable 9/15/15 @ 104.06 (a)	8.13	9/15/19	849
1,020	Sealed Air Corp. (Containers & Packaging) Callable 9/15/16 @ 104.19 (a)	8.38	9/15/21	1,165
2,560	Sears Holdings Corp. (Multiline Retail)	6.63	10/15/18	2,330
1,560	Serta Simmons Holdings LLC (Thrifts & Mortgage Finance) Callable 10/1/15 @ 106.09 (a)	8.13	10/1/20	1,572
4,290	ServiceMaster Co. (Diversified Consumer Services) Callable 2/15/15 @ 106.00	8.00	2/15/20	4,472
645	Sinclair Television Group, Inc. (Media) Callable 10/1/17 @ 103.06 (a)	6.13	10/1/22	685
545	Sinclair Television Group, Inc. (Media) Callable 11/1/13 @ 104.63 (a)	9.25	11/1/17	600
1,055	Sirius XM Radio, Inc. (Media) Callable 8/15/17 @ 102.63 (a)	5.25	8/15/22	1,066
2,533	Smithfield Foods, Inc. (Food Products) Callable 8/15/17 @ 103.31	6.63	8/15/22	2,799
320	Spectrum Brands Corp. (Household Products) Callable 11/15/17 @ 103.31 (a)	6.63	11/15/22	343
555	Speedway Motorsports, Inc. (Hotels, Restaurants & Leisure) Callable 6/1/13 @ 104.38	8.75	6/1/16	593
805	Speedy Cash, Inc. (IT Services) Callable 5/15/15 @ 105.38 (a)	10.75	5/15/18	857
3,695	Sprint Capital Corp. (Wireless Telecommunication Services)	6.88	11/15/28	3,843
3,280	Sprint Capital Corp. (Wireless Telecommunication Services)	6.90	5/1/19	3,575
1,830	Sprint Capital Corp. (Wireless Telecommunication Services)	8.75	3/15/32	2,237
744	Sprint Nextel Corp. (Wireless Telecommunication Services)	6.00	11/15/22	764

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$175	Sprint Nextel Corp. (Wireless Telecommunication Services) (a)	7.00	3/1/20	$203
1,410	Sprint Nextel Corp. (Wireless Telecommunication Services)	7.00	8/15/20	1,540
1,100	Sprint Nextel Corp. (Wireless Telecommunication Services)	8.38	8/15/17	1,279
735	Sprint Nextel Corp. (Wireless Telecommunication Services)	11.50	11/15/21	1,000
900	SquareTwo Financial Corp. (Thrifts & Mortgage Finance) Callable 4/1/14 @ 105.80	11.63	4/1/17	853
925	Standard Pacific Corp. (Household Durables)	8.38	5/15/18	1,073
821	Starz LLC/Starz Finance Corp. (Software) Callable 9/15/15 @ 102.50 (a)	5.00	9/15/19	842
710	Stater Brothers Holdings (Food & Staples Retailing) Callable 2/8/13 @ 101.94	7.75	4/15/15	724
2,000	Stewart Enterprises, Inc. (Diversified Consumer Services) Callable 4/15/14 @ 104.88	6.50	4/15/19	2,140
1,135	StoneMor Partners LP/Cornerstone/OSIR (IT Services) Callable 12/1/13 @ 105.13	10.25	12/1/17	1,169
485	SunGard Data Systems, Inc. (IT Services) Callable 11/15/15 @ 103.81	7.63	11/15/20	530
1,600	Targa Resources Partners LP (Oil, Gas & Consumable Fuels) Callable 2/1/17 @ 103.19 (a)	6.38	8/1/22	1,744
1,070	Tenet Healthcare Corp. (Health Care Providers & Services)	6.25	11/1/18	1,174
455	Tenet Healthcare Corp. (Health Care Providers & Services) Callable 7/1/14 @ 104.44	8.88	7/1/19	510
2,125	Tenneco, Inc. (Auto Components) Callable 8/15/14 @ 103.88	7.75	8/15/18	2,306
265	Tennessee Gas Pipeline Co. (Oil, Gas & Consumable Fuels)	8.00	2/1/16	315
2,350	Tesoro Logistics LP/Tesoro Corp. (Oil, Gas & Consumable Fuels) Callable 10/1/16 @ 102.94 (a)	5.88	10/1/20	2,441
1,250	The AES Corp. (Independent Power Producers & Energy Traders) Callable 6/1/21 @ 100.00	7.38	7/1/21	1,387
95	The AES Corp. (Independent Power Producers & Energy Traders)	7.75	10/15/15	107
250	The AES Corp. (Independent Power Producers & Energy Traders)	8.00	6/1/20	288
1,610	The AES Corp. (Independent Power Producers & Energy Traders)	9.75	4/15/16	1,924
2,000	The Goodyear Tier & Rubber Co. (Auto Components)	8.75	8/15/20	2,305
825	The Manitowoc Co., Inc. (Machinery) Callable 11/1/15 @ 104.25	8.50	11/1/20	926
800	The Manitowoc Co., Inc. (Machinery) Callable 2/15/14 @ 104.75	9.50	2/15/18	890
361	Tomkins LLC/Tomkins, Inc. (Machinery) Callable 10/1/14 @ 104.50	9.00	10/1/18	404
679	Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc. (Auto Components) Callable 9/1/14 @ 105.31 (a)	10.63	9/1/17	744
660	Toys“R”Us Property Co. I LLC (Real Estate Investment Trusts) Callable 7/15/13 @ 105.38	10.75	7/15/17	711
475	Toys“R”Us, Inc. (Speciality Retail)	7.38	10/15/18	432
125	Toys“R”Us, Inc. (Specialty Retail) Callable 2/15/15 @ 105.19	10.38	8/15/17	130
2,000	TransDigm Group, Inc. (Aerospace & Defense) Callable 12/15/14 @ 103.88	7.75	12/15/18	2,212
5,230	Trilogy International Partners LLC (Wireless Telecommunication Services) Callable 8/15/13 @ 105.13 (a)	10.25	8/15/16	4,602
430	Trinseo Materials Operating SCA (Fka Styron SA) (a)(b)	8.00	8/2/17	418
490	Triumph Group, Inc. (Aerospace & Defense) Callable 11/15/13 @ 104.00	8.00	11/15/17	529
855	Tutor Perini Corp. (Construction & Engineering) Callable 11/1/14 @ 103.81	7.63	11/1/18	883
765	TW Telecom Holdings, Inc. (Diversified Telecommunication Services) Callable 10/1/17 @ 102.69 (a)	5.38	10/1/22	801
500	TW Telecom Holdings, Inc. (Diversified Telecommunication Services) Callable 3/1/14 @ 104.00	8.00	3/1/18	548
1,860	United Refining Co. (Oil, Gas & Consumable Fuels) Callable 2/28/15 @ 105.25	10.50	2/28/18	2,018
668	Universal Hospital Services, Inc. (Health Care Equipment & Supplies) Callable 8/15/15 @ 105.72 (a)	7.63	8/15/20	704
3,905	Univision Communications, Inc. (Media) Callable 9/15/17 @ 103.38 (a)	6.75	9/15/22	4,032
305	Univision Communications, Inc. (Media) Callable 11/1/15 @ 103.94 (a)	7.88	11/1/20	330
1,215	UR Financing Escrow Corp. (IT Services) Callable 7/15/15 @ 102.88 (a)	5.75	7/15/18	1,309
1,515	UR Financing Escrow Corp. (IT Services) Callable 5/15/16 @ 103.69 (a)	7.38	5/15/20	1,663
1,890	UR Financing Escrow Corp. (IT Services) Callable 4/15/17 @ 103.81 (a)	7.63	4/15/22	2,112
1,289	USG Corp. (Building Products) Callable 10/15/14 @ 104.19 (a)	8.38	10/15/18	1,431
335	USG Corp. (Building Products) (a)	9.75	8/1/14	372
930	USG Corp. (Building Products)	9.75	1/15/18	1,053
1,255	Valassis Communications, Inc. (Media) Callable 2/1/16 @ 103.31	6.63	2/1/21	1,330
1,785	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals) Callable 7/15/13 @ 103.25 (a)	6.50	7/15/16	1,876

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,365	ViaSat, Inc. (Communications Equipment) Callable 6/15/16 @ 103.44	6.88	6/15/20	$1,426
1,413	ViaSat, Inc. (Communications Equipment) Callable 6/15/16 @ 103.44 (a)	6.88	6/15/20	1,477
2,475	Visteon Corp. (Auto Components) Callable 4/15/14 @ 105.06	6.75	4/15/19	2,636
1,800	Vulcan Materials Co. (Construction Materials)	7.50	6/15/21	2,052
1,265	Walter Energy Corp. (Metals & Mining) (a)(b)	5.75	3/4/18	1,270
2,075	WaveDivision Escrow LLC/WaveDivision Escrow Corp. (Industrial Conglomerates) Callable 9/1/16 @ 104.06 (a)	8.13	9/1/20	2,148
2,480	West Corp. (Diversified Telecommunication Services) Callable 11/15/14 @ 103.94	7.88	1/15/19	2,567
662	West Corp. (Diversified Telecommunication Services) Callable 10/1/14 @ 104.31	8.63	10/1/18	693
1,035	Western Refining, Inc. (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 105.62 (a)	11.25	6/15/17	1,132
120	Windstream Corp. (Diversified Telecommunication Services) Callable 2/8/13 @ 103.50	7.00	3/15/19	123
1,355	Windstream Corp. (Diversified Telecommunication Services) Callable 6/1/17 @ 103.75	7.50	6/1/22	1,436
815	Windstream Corp. (Diversified Telecommunication Services) Callable 4/1/16 @ 103.75	7.50	4/1/23	858
600	Windstream Corp. (Diversified Telecommunication Services) Callable 10/15/15 @ 103.88	7.75	10/15/20	648
250	Windstream Corp. (Diversified Telecommunication Services)	7.88	11/1/17	281
760	Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods) Callable 10/15/16 @ 103.06 (a)	6.13	10/15/20	798
1,240	WPX Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 10/15/21 @ 100.00	6.00	1/15/22	1,336
525	XM Satellite Radio, Inc. (Media) Callable 11/1/14 @ 103.81 (a)	7.63	11/1/18	585
960	Zayo Group LLC/Zayo Capital, Inc. (Communications Equipment) Callable 7/1/15 @ 104.06	8.13	1/1/20	1,068
	Total Corporate Bonds			530,210
	Yankee Dollars — 14.05%
1,415	Aguila 3 SA (Transportation Infrastructure) Callable 1/31/14 @ 105.91 (a)	7.88	1/31/18	1,500
2,035	Air Canada, Inc. (Airlines) Callable 2/8/13 @ 106.94 (a)	9.25	8/1/15	2,126
292	Aircastle Ltd. (Trading Companies & Distributors) (a)	6.25	12/1/19	304
1,705	Aircastle Ltd. (Trading Companies & Distributors)	6.75	4/15/17	1,824
1,730	Aircastle Ltd. (Trading Companies & Distributors)	7.63	4/15/20	1,933
705	Aircastle Ltd. (Trading Companies & Distributors) Callable 8/1/14 @ 104.88	9.75	8/1/18	797
448	Albea Beauty Holdings SA (Personal Products) Callable 11/1/15 @ 106.28 (a)	8.38	11/1/19	473
425	Aperam SA (Metals & Mining) Callable 10/1/13 @ 103.69 (a)	7.38	4/1/16	396
600	Aperam SA (Metals & Mining) Callable 4/1/15 @ 103.88 (a)	7.75	4/1/18	528
725	ArcelorMittal (Metals & Mining)	5.75	8/5/20	726
1,035	ArcelorMittal (Metals & Mining)	7.50	10/15/39	973
683	Ardagh Packaging Finance PLC (Containers & Packaging) Callable 10/15/14 @ 103.69 (a)	7.38	10/15/17	742
1,180	Bombardier, Inc. (Aerospace & Defense) (a)	5.75	3/15/22	1,212
200	Bombardier, Inc. (Aerospace & Defense) (a)	7.75	3/15/20	227
510	Brookfield Residential Properties, Inc. (Real Estate Management & Development) Callable 12/15/15 @ 104.88 (a)	6.50	12/15/20	523
1,600	Calcipar SA (Construction Materials) Callable 5/1/15 @ 103.44 (a)	6.88	5/1/18	1,632
1,310	CGGVeritas (Energy Equipment & Services) Callable 6/1/16 @ 103.25	6.50	6/1/21	1,402
2,605	CHC Helicopter SA (Air Freight & Logistics) Callable 10/15/15 @ 104.63	9.25	10/15/20	2,742
230	Consolidated Minerals Ltd. (Metals & Mining) Callable 5/1/14 @ 104.44 (a)	8.88	5/1/16	198
1,110	ConvaTec Healthcare E SA (Health Care Providers & Services) Callable 12/15/14 @ 105.25 (a)	10.50	12/15/18	1,224
665	Dematic SA/DH Services Luxembourg Sarl (Machinery) Callable 12/15/15 @ 105.81 (a)	7.75	12/15/20	665
2,202	Drill Rigs Holdings, Inc. (Oil, Gas & Consumable Fuels) Callable 10/1/15 @ 103.25 (a)	6.50	10/1/17	2,191
1,000	Dufry Finance SCA (Consumer Finance) Callable 10/15/15 @ 104.13 (a)	5.50	10/15/20	1,045
2,000	Expro Finance Luxembourg SCA (Oil, Gas & Consumable Fuels) Callable 12/15/13 @ 104.25 (a)	8.50	12/15/16	2,090
620	Fairfax Financial Holdings Ltd. (Insurance)	7.38	4/15/18	707
205	FMG Resources (August 2006) Pty Ltd. (Metals & Mining) Callable 2/1/14 @ 105.16 (a)	6.88	2/1/18	212
1,525	FMG Resources (August 2006) Pty Ltd. (Metals & Mining) Callable 4/1/17 @ 103.44 (a)	6.88	4/1/22	1,559
4,210	FMG Resources (August 2006) Pty Ltd. (Metals & Mining) Callable 11/1/15 @ 104.13 (a)	8.25	11/1/19	4,484

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$685	HBOS PLC (Commercial Banks) (a)	6.00	11/1/33	$619
2,979	HudBay Minerals, Inc. (Metals & Mining) Callable 10/1/16 @ 104.75 (a)	9.50	10/1/20	3,150
800	INEOS Finance PLC (Chemicals) Callable 5/1/15 @ 105.62 (a)	7.50	5/1/20	838
460	INEOS Finance PLC (Chemicals) Callable 5/15/13 @ 104.50 (a)	9.00	5/15/15	489
985	Inmarsat Finance PLC (Diversified Telecommunication Services) Callable 12/1/13 @ 103.69 (a)	7.38	12/1/17	1,059
1,115	Inmet Mining Corp. (Metals & Mining) Callable 12/1/16 @ 103.75 (a)	7.50	6/1/21	1,157
3,635	Inmet Mining Corp. (Metals & Mining) Callable 6/1/16 @ 104.38 (a)	8.75	6/1/20	3,971
1,650	Intelsat Jackson Holdings SA (Diversified Telecommunication Services) Callable 4/1/16 @ 103.75	7.50	4/1/21	1,819
2,000	InterGen NV (Electric Utilities) Callable 2/8/13 @ 104.50 (a)	9.00	6/30/17	1,790
529	Kinove German Bondco GmbH (Chemicals) Callable 6/15/14 @ 107.22 (a)	9.63	6/15/18	578
925	Lloyds Banking Group PLC (Commercial Banks) Callable 11/14/16 @ 100.00, Perpetual Bond (a)(b)(d)	6.27	—	708
795	Lloyds Banking Group PLC (Commercial Banks) Callable 10/1/35 @ 100.00, Perpetual Bond (a)(d)	6.41	—	696
745	Lloyds Banking Group PLC (Commercial Banks) Callable 5/21/37 @ 100.00, Perpetual Bond (a)(d)	6.66	—	661
2,950	LyondellBasell Industries NV (Chemicals) Callable 8/17/21 @ 100.00	6.00	11/15/21	3,459
1,305	MEG Energy Corp. (Oil, Gas & Consumable Fuels) Callable 7/30/17 @ 103.19 (a)	6.38	1/30/23	1,360
1,595	MMI International Ltd. (Industrial Conglomerates) Callable 3/1/15 @ 104.00 (a)	8.00	3/1/17	1,691
1,065	Mood Media Corp. (Media) Callable 10/15/15 @ 106.94 (a)	9.25	10/15/20	1,122
510	National Money Mart Co. (Diversified Financial Services) Callable 12/15/13 @ 105.19	10.38	12/15/16	563
595	New Gold, Inc. (Metals & Mining) Callable 11/15/17 @ 103.13 (a)	6.25	11/15/22	616
530	Nova Chemicals Corp. (Chemicals) Callable 11/1/14 @ 104.31	8.63	11/1/19	601
1,555	Novelis, Inc. (Metals & Mining) Callable 12/15/13 @ 106.28	8.38	12/15/17	1,714
700	Nufarm Australia Ltd. (Chemicals) Callable 10/15/15 @ 104.78 (a)	6.38	10/15/19	731
1,715	Offshore Group Investment Ltd. (Energy Equipment & Services) Callable 11/1/15 @ 105.62 (a)	7.50	11/1/19	1,732
1,667	Offshore Group Investment Ltd. (Energy Equipment & Services) Callable 2/1/13 @ 108.62	11.50	8/1/15	1,817
385	OXEA Finance & Cy SCA (Chemicals) Callable 7/15/13 @ 107.12 (a)	9.50	7/15/17	422
1,119	Pacific Drilling V Ltd. (Oil, Gas & Consumable Fuels) Callable 12/1/15 @ 103.63 (a)	7.25	12/1/17	1,161
1,143	Quebecor Media, Inc. (Media) (a)	5.75	1/15/23	1,204
152	Quebecor Media, Inc. (Media) Callable 2/8/13 @ 102.58	7.75	3/15/16	156
910	RDS Ultra-Deepwater Ltd. (Energy Equipment & Services) Callable 3/15/14 @ 105.94 (a)	11.88	3/15/17	1,024
200	Royal Bank of Scotland Group PLC (Commercial Banks) Callable 9/29/17 @ 100.00, Perpetual Bond(b)(d)	7.64	—	180
375	Royal Bank of Scotland Group PLC (Commercial Banks) Callable 9/30/31 @ 100.00, Perpetual Bond(b)(d)	7.65	—	379
518	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	5.25	11/15/22	548
605	Sable International Finance Ltd. (Communications Equipment) Callable 2/1/16 @ 104.38 (a)	8.75	2/1/20	693
3,095	Satmex Escrow SA de CV (Diversified Telecommunication Services) Callable 5/15/14 @ 104.75	9.50	5/15/17	3,250
2,260	Seagate HDD Cayman (Computers & Peripherals) Callable 5/1/15 @ 103.44	6.88	5/1/20	2,404
104	Seagate Technology International Ltd. (Computers & Peripherals) Callable 5/1/13 @ 105.00 (a)	10.00	5/1/14	112
2,375	Silver II Borrower SCA/Silver II US Holdings LLC (Aerospace & Defense) Callable 12/15/15 @ 105.81 (a)	7.75	12/15/20	2,458
650	Tembec Industries, Inc. (Paper & Forest Products) Callable 12/15/14 @ 105.62	11.25	12/15/18	689
590	UPC Holding BV (Diversified Telecommunication Services) Callable 4/15/14 @ 104.94 (a)	9.88	4/15/18	667
1,420	UPCB Finance V Ltd. (Diversified Telecommunication Services) Callable 11/15/16 @ 103.63 (a)	7.25	11/15/21	1,562
1,000	UPCB Finance VI Ltd. (Diversified Telecommunication Services) Callable 1/15/17 @ 103.44 (a)	6.88	1/15/22	1,082

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (concluded) — December 31, 2012 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$1,261	Videotron Ltee (Software)	5.00	7/15/22	$1,322
695	Viking Cruises Ltd. (Hotels, Restaurants & Leisure) Callable 10/15/17 @ 104.25 (a)	8.50	10/15/22	751
905	White Mountains Re Group Ltd. (Insurance) Callable 6/30/17 @ 100.00 (a)(b)	7.51	5/29/49	934
2,000	Wind Acquisition Finance SA (Diversified Telecommunication Services) Callable 11/15/13 @ 105.44 (a)	7.25	2/15/18	2,025
1,226	Wind Acquisition Holdings Finance SA (Diversified Telecommunication Services) Callable 7/15/13 @ 106.12 (a)	12.25	7/15/17	1,251
	Total Yankee Dollars			91,650
	Common/Preferred Stocks and Rights — 0.88%
108,934	Countrywide Capital V (Diversified Financial Services) Callable 1/18/13 @ 25.00			2,744
33,900	General Motors Co., Series B (Automobiles)			1,496
55,515	GMAC Capital Trust I (Consumer Finance) Callable 2/15/16 @ 25.00			1,480
	Total Common/Preferred Stocks and Rights			5,720
	Time Deposit — 3.14%
$ 20,495	State Street Liquidity Management Control System Time Deposit	0.01	1/2/13	20,495
	Total Time Deposit			20,495
	Total Investments (cost $610,273) — 99.33%			648,075
	Other assets in excess of liabilities — 0.67%			4,349
	Net Assets — 100.00%			$652,424
(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2012.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at December 31, 2012.
(d)	A perpetual bond is one with no maturity date that pays a fixed interest rate forever.

MTN — Medium Term Note

ULC — Unlimited Liability Co.

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in the Notes to Financial Statements.

The Fixed Income Opportunity Portfolio	Fort Washington Investment Advisors, Inc.	Seix Investment Advisors LLC	Total
Corporate Bonds	33.79%	47.47%	81.26%
Yankee Dollars	5.15%	8.90%	14.05%
Common/Preferred Stocks and Rights	0.42%	0.46%	0.88%
Time Deposit	0.58%	2.56%	3.14%
Other Assets (Liabilities)	0.66%	0.01%	0.67%
Total Net Assets	40.60%	59.40%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations — 88.63%
$ 333	U.S. Treasury Bond	2.75	11/15/42	$321
1,039	U.S. Treasury Bond	3.00	5/15/42	1,058
2,446	U.S. Treasury Bond	3.13	11/15/41	2,560
1,731	U.S. Treasury Bond	3.13	2/15/42	1,810
1,240	U.S. Treasury Bond	3.75	8/15/41	1,457
2,190	U.S. Treasury Bond	3.88	8/15/40	2,632
690	U.S. Treasury Bond	4.25	11/15/40	881
1,075	U.S. Treasury Bond	4.38	2/15/38	1,395
1,782	U.S. Treasury Bond	4.38	11/15/39	2,318
1,211	U.S. Treasury Bond	4.38	5/15/40	1,576
52	U.S. Treasury Bond	4.50	2/15/36	68
992	U.S. Treasury Bond	4.50	8/15/39	1,315
973	U.S. Treasury Bond	4.63	2/15/40	1,315
2,187	U.S. Treasury Bond	4.75	2/15/41	3,015
850	U.S. Treasury Bond	5.25	11/15/28	1,174
605	U.S. Treasury Bond	5.38	2/15/31	864
313	U.S. Treasury Bond	5.50	8/15/28	442
900	U.S. Treasury Bond	6.00	2/15/26	1,302
1,235	U.S. Treasury Bond	6.13	11/15/27	1,835
1,722	U.S. Treasury Bond	6.25	8/15/23	2,469
135	U.S. Treasury Bond	6.25	5/15/30	209
474	U.S. Treasury Bond	7.13	2/15/23	715
7	U.S. Treasury Bond	7.88	2/15/21	11
110	U.S. Treasury Bond	8.13	8/15/21	170
1,304	U.S. Treasury Bond	9.13	5/15/18	1,877
1,500	U.S. Treasury Note	0.25	2/28/14	1,501
3,000	U.S. Treasury Note	0.25	5/31/14	3,001
3,686	U.S. Treasury Note	0.25	9/15/14	3,687
1,250	U.S. Treasury Note	0.25	9/30/14	1,250
600	U.S. Treasury Note	0.25	12/15/14	600
3,000	U.S. Treasury Note	0.25	5/15/15	2,996
4,537	U.S. Treasury Note	0.25	7/15/15	4,530
1,485	U.S. Treasury Note	0.38	11/15/14	1,488
3,897	U.S. Treasury Note	0.38	6/15/15	3,903
1,000	U.S. Treasury Note	0.50	10/15/14	1,005
2,950	U.S. Treasury Note	0.63	5/31/17	2,955
650	U.S. Treasury Note	0.63	9/30/17	649
2,200	U.S. Treasury Note	0.63	11/30/17	2,193
3,000	U.S. Treasury Note	0.75	6/15/14	3,023
2,005	U.S. Treasury Note	0.75	12/31/17	2,008
1,522	U.S. Treasury Note	0.88	11/30/16	1,544
50	U.S. Treasury Note	0.88	12/31/16	51
2,000	U.S. Treasury Note	0.88	2/28/17	2,026
2,665	U.S. Treasury Note	0.88	4/30/17	2,698

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$3,000	U.S. Treasury Note	1.00	1/15/14	$3,025
3,666	U.S. Treasury Note	1.00	5/15/14	3,705
2,303	U.S. Treasury Note	1.00	9/30/16	2,347
2,100	U.S. Treasury Note	1.00	3/31/17	2,138
200	U.S. Treasury Note	1.13	5/31/19	201
652	U.S. Treasury Note	1.25	10/31/15	669
1,285	U.S. Treasury Note	1.25	4/30/19	1,304
1,726	U.S. Treasury Note	1.38	11/30/15	1,777
10	U.S. Treasury Note	1.38	11/30/18	10
1,893	U.S. Treasury Note	1.38	12/31/18	1,942
1,715	U.S. Treasury Note	1.38	2/28/19	1,757
1,100	U.S. Treasury Note	1.50	7/31/16	1,141
2,497	U.S. Treasury Note	1.50	8/31/18	2,585
820	U.S. Treasury Note	1.50	3/31/19	846
1,250	U.S. Treasury Note	1.63	8/15/22	1,242
207	U.S. Treasury Note	1.63	11/15/22	205
2,478	U.S. Treasury Note	1.75	3/31/14	2,525
2,400	U.S. Treasury Note	1.75	7/31/15	2,488
711	U.S. Treasury Note	1.75	5/31/16	743
2,127	U.S. Treasury Note	1.75	5/15/22	2,145
3,140	U.S. Treasury Note	1.88	6/30/15	3,262
166	U.S. Treasury Note	1.88	9/30/17	175
200	U.S. Treasury Note	1.88	10/31/17	211
1,823	U.S. Treasury Note	2.00	1/31/16	1,913
2,016	U.S. Treasury Note	2.00	4/30/16	2,121
1,714	U.S. Treasury Note	2.00	11/15/21	1,779
2,297	U.S. Treasury Note	2.00	2/15/22	2,375
3,259	U.S. Treasury Note	2.13	11/30/14	3,375
2,265	U.S. Treasury Note	2.13	5/31/15	2,363
1,761	U.S. Treasury Note	2.13	2/29/16	1,857
2,147	U.S. Treasury Note	2.13	8/15/21	2,257
1,811	U.S. Treasury Note	2.25	1/31/15	1,885
1,074	U.S. Treasury Note	2.25	11/30/17	1,155
1	U.S. Treasury Note	2.25	7/31/18	1
3,202	U.S. Treasury Note	2.38	8/31/14	3,315
3,820	U.S. Treasury Note	2.38	9/30/14	3,962
3,635	U.S. Treasury Note	2.38	10/31/14	3,775
2,570	U.S. Treasury Note	2.38	2/28/15	2,686
1,445	U.S. Treasury Note	2.38	3/31/16	1,536
1,365	U.S. Treasury Note	2.38	7/31/17	1,472
600	U.S. Treasury Note	2.38	5/31/18	650
1,612	U.S. Treasury Note	2.50	3/31/15	1,692
2,590	U.S. Treasury Note	2.50	4/30/15	2,722
2,750	U.S. Treasury Note	2.50	6/30/17	2,979

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$3,716	U.S. Treasury Note	2.63	7/31/14	$3,856
2,000	U.S. Treasury Note	2.63	2/29/16	2,140
825	U.S. Treasury Note	2.63	4/30/16	885
998	U.S. Treasury Note	2.63	1/31/18	1,092
377	U.S. Treasury Note	2.63	4/30/18	413
1,697	U.S. Treasury Note	2.63	8/15/20	1,864
1,993	U.S. Treasury Note	2.63	11/15/20	2,187
765	U.S. Treasury Note	2.75	12/31/17	842
1,029	U.S. Treasury Note	2.75	2/15/19	1,139
2,367	U.S. Treasury Note	3.00	8/31/16	2,583
401	U.S. Treasury Note	3.00	9/30/16	438
2,181	U.S. Treasury Note	3.13	1/31/17	2,408
1,382	U.S. Treasury Note	3.13	4/30/17	1,531
1,430	U.S. Treasury Note	3.13	5/15/19	1,619
2,110	U.S. Treasury Note	3.13	5/15/21	2,393
1,780	U.S. Treasury Note	3.25	6/30/16	1,953
349	U.S. Treasury Note	3.25	7/31/16	384
2,202	U.S. Treasury Note	3.25	12/31/16	2,439
2,417	U.S. Treasury Note	3.25	3/31/17	2,688
1,382	U.S. Treasury Note	3.38	11/15/19	1,589
1,149	U.S. Treasury Note	3.50	2/15/18	1,308
2,391	U.S. Treasury Note	3.50	5/15/20	2,776
2,009	U.S. Treasury Note	3.63	8/15/19	2,339
2,540	U.S. Treasury Note	3.63	2/15/20	2,968
1,752	U.S. Treasury Note	3.63	2/15/21	2,057
2,855	U.S. Treasury Note	3.75	11/15/18	3,324
1,165	U.S. Treasury Note	3.88	5/15/18	1,354
1,110	U.S. Treasury Note	4.00	2/15/14	1,157
2,167	U.S. Treasury Note	4.00	2/15/15	2,337
548	U.S. Treasury Note	4.13	5/15/15	597
2,290	U.S. Treasury Note	4.25	8/15/14	2,438
131	U.S. Treasury Note	4.25	8/15/15	144
2,426	U.S. Treasury Note	4.25	11/15/17	2,841
1,032	U.S. Treasury Note	4.50	11/15/15	1,154
648	U.S. Treasury Note	4.50	5/15/17	757
2,718	U.S. Treasury Note	4.75	5/15/14	2,886
1	U.S. Treasury Note	4.75	8/15/17	1
156	U.S. Treasury Note	8.88	2/15/19	230
	Total U.S. Treasury Obligations			221,321
	U.S. Government Agency Securities — 11.25%
500	Fannie Mae, Callable 3/4/13 @ 100.00	0.63	9/4/15	500
800	Fannie Mae	0.88	8/28/17	802
450	Fannie Mae, Callable 8/23/13 @ 100.00	0.95	8/23/17	451
250	Fannie Mae, Callable 9/27/13 @ 100.00	1.07	9/27/17	251

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$350	Fannie Mae	1.25	9/28/16	$359
30	Fannie Mae, Callable 4/17/13 @ 100.00	1.50	4/17/17	30
900	Fannie Mae	1.63	10/26/15	931
271	Fannie Mae	2.63	11/20/14	283
1,590	Fannie Mae	2.75	2/5/14	1,636
1,400	Fannie Mae	2.75	3/13/14	1,443
580	Fannie Mae (a)	3.21	10/9/19	508
1,000	Fannie Mae	5.00	3/15/16	1,144
610	Fannie Mae	5.00	2/13/17	718
1,500	Fannie Mae	5.25	9/15/16	1,756
30	Fannie Mae, Callable 11/13/14 @ 100.00	5.38	11/13/28	33
150	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	175
85	Fannie Mae	6.21	8/6/38	129
230	Fannie Mae	7.25	5/15/30	366
250	Federal Farm Credit Bank	2.63	4/17/14	256
250	Federal Farm Credit Bank	5.13	8/25/16	291
1,820	Federal Home Loan Bank	2.38	3/14/14	1,867
590	Federal Home Loan Bank	2.75	3/13/15	621
880	Federal Home Loan Bank	5.25	12/11/20	1,124
260	Federal Home Loan Bank	5.50	7/15/36	358
800	Federal Home Loan Bank, Series 656	5.38	5/18/16	932
500	Freddie Mac, Callable 2/27/13 @ 100.00	0.40	2/27/14	500
500	Freddie Mac, Callable 1/24/13 @ 100.00	0.60	1/24/14	500
500	Freddie Mac, Callable 2/24/14 @ 100.00	0.85	2/24/16	503
400	Freddie Mac	1.00	8/27/14	405
400	Freddie Mac	1.25	8/1/19	401
250	Freddie Mac, MTN, Callable 8/22/14 @ 100.00	1.40	8/22/19	250
700	Freddie Mac	1.75	9/10/15	726
750	Freddie Mac	2.38	1/13/22	784
767	Freddie Mac	2.88	2/9/15	808
1,150	Freddie Mac	3.75	3/27/19	1,329
1,100	Freddie Mac	4.75	1/19/16	1,245
1,940	Freddie Mac	5.25	4/18/16	2,244
80	Freddie Mac	6.75	3/15/31	123
500	Freddie Mac, Series 0001, Callable 2/27/14 @ 100.00	0.55	2/27/15	502
290	Tennessee Valley Authority	4.70	7/15/33	353
135	Tennessee Valley Authority	5.25	9/15/39	178
190	Tennessee Valley Authority	6.15	1/15/38	277
	Total U.S. Government Agency Securities			28,092
	Corporate Bond — 0.12%
250	Private Export Funding Corp. (Thrifts & Mortgage Finance)	4.38	3/15/19	298
	Total Corporate Bond			298
	Time Deposit — 0.37%
926	State Street Liquidity Management Control System Time Deposit	0.01	1/2/13	926

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — December 31, 2012 (Unaudited)

Value (000)
Time Deposit (continued)
Total Time Deposit	$926
Total Investments (cost $242,961) — 100.37%	250,637
Liabilities in excess of other assets — (0.37)%	(923)
Net Assets — 100.00%	$249,714
(a)	Rate disclosed represents effective yield at purchase.

MTN — Medium Term Note

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 72.93%
$1,104	3M Co. (Industrial Conglomerates)	1.38	9/29/16	$1,127
59	Alabama Power Co. (Electric Utilities)	5.80	11/15/13	62
1,617	American Express Credit Corp., MTN (Diversified Financial Services)	2.38	3/24/17	1,692
699	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	741
3,610	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	2.50	7/15/22	3,633
1,545	AT&T, Inc. (Wireless Telecommunication Services)	4.35	6/15/45	1,552
856	AT&T, Inc. (Wireless Telecommunication Services)	5.10	9/15/14	920
1,998	AT&T, Inc. (Wireless Telecommunication Services)	5.55	8/15/41	2,398
1,580	AutoZone, Inc. (Specialty Retail) Callable 1/15/22 @ 100.00	3.70	4/15/22	1,661
1,258	Aviation Capital Group (Machinery) (a)	6.75	4/6/21	1,300
2,690	Aviation Capital Group (Machinery) (a)	7.13	10/15/20	2,833
1,949	Baker Hughes, Inc. (Energy Equipment & Services)	5.13	9/15/40	2,346
4,327	Berkshire Hathaway, Inc. (Insurance)	3.20	2/11/15	4,555
1,915	BioMed Realty LP (Real Estate Investment Trusts) Callable 3/15/16 @ 100.00	3.85	4/15/16	2,020
592	Caterpillar, Inc. (Machinery)	3.80	8/15/42	590
1,446	CC Holdings GS V LLC (Diversified Telecommunication Services) (a)	3.85	4/15/23	1,471
1,787	CC Holdings GS V LLC (Diversified Telecommunication Services) Callable 5/1/13 @ 103.88 (a)	7.75	5/1/17	1,897
1,793	Cellco Partnership/Verizon Wireless Capital LLC (Wireless Telecommunication Services)	5.55	2/1/14	1,882
1,850	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	2,115
3,139	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	3,989
3,171	CME Group, Inc. (Diversified Financial Services)	5.75	2/15/14	3,349
897	Colgate-Palmolive Co., MTN (Household Products)	0.60	11/15/14	900
1,957	Comcast Corp. (Media)	3.13	7/15/22	2,039
3,212	Comcast Corp. (Media)	4.65	7/15/42	3,386
1,578	Deere & Co. (Machinery) Callable 12/9/41 @ 100.00	3.90	6/9/42	1,613
3,169	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	3,621
883	Dominion Resources, Inc. (Multi-Utilities)	1.95	8/15/16	907
1,348	eBay, Inc. (Internet Software & Services) Callable 4/15/22 @ 100.00	2.60	7/15/22	1,362
774	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	5.95	4/15/17	895
1,617	Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 3/15/40 @ 100.00	5.50	9/15/40	1,794
1,126	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels) Callable 12/1/40 @ 100.00	6.05	6/1/41	1,281
1,525	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)	6.63	10/15/36	1,791
2,372	ERAC USA Finance Co. (Diversified Financial Services) (a)	5.25	10/1/20	2,713
658	ERAC USA Finance Co. (Diversified Financial Services) (a)	5.60	5/1/15	720
1,932	Exelon Generation Co. LLC (Independent Power Producers & Energy Traders)	6.20	10/1/17	2,282
3,444	Ford Motor Credit Co. LLC (Diversified Financial Services)	5.00	5/15/18	3,800
1,300	General Electric Capital Corp., Series A (Diversified Financial Services) Callable 6/15/22 @ 100.00, Perpetual Bond (b)(c)	7.13	—	1,469
4,000	General Electric Capital Corp., Series B (Diversified Financial Services) Callable 12/15/22 @ 100.00, Perpetual Bond (b)(c)	6.25	—	4,356
1,360	General Electric Co. (Industrial Conglomerates)	4.13	10/9/42	1,399
1,111	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	1,310
2,736	Healthcare Realty Trust (Real Estate Investment Trusts)	6.50	1/17/17	3,128
1,308	Intel Corp. (Semiconductors & Semiconductor Equipment)	1.95	10/1/16	1,351

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,159	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.80	10/1/41	$1,276
1,768	John Deere Capital Corp., MTN (Machinery)	1.25	12/2/14	1,791
605	Juniper Networks, Inc. (Communications Equipment)	3.10	3/15/16	627
562	Juniper Networks, Inc. (Communications Equipment)	4.60	3/15/21	596
4,554	Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 2/15/42 @ 100.00	5.00	8/15/42	4,826
3,379	Lazard Group LLC (Diversified Financial Services)	7.13	5/15/15	3,756
561	Life Technologies Corp. (Biotechnology) Callable 10/15/20 @ 100.00	5.00	1/15/21	632
2,222	Macy's Retail Holdings, Inc. (Multiline Retail) Callable 8/15/42 @ 100.00	4.30	2/15/43	2,162
1,522	MassMutual Global Funding LLC (Thrifts & Mortgage Finance) (a)	2.00	4/5/17	1,568
1,074	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	1,356
1,573	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	1,894
3,091	Northern Trust Corp. (Capital Markets)	4.63	5/1/14	3,257
2,927	PACCAR Financial Corp., MTN (Machinery)	1.55	9/29/14	2,975
1,680	Phillips 66 (Oil, Gas & Consumable Fuels)	4.30	4/1/22	1,877
1,018	Roche Holdings, Inc. (Health Care Providers & Services) (a)	7.00	3/1/39	1,534
2,300	Sabmiller Holdings, Inc. (Beverages) (a)	2.45	1/15/17	2,397
661	Southern California Edison Co. (Electric Utilities)	5.75	3/15/14	702
1,181	Stryker Corp. (Health Care Equipment & Supplies)	2.00	9/30/16	1,230
1,799	TC Pipelines LP (Oil, Gas & Consumable Fuels)	4.65	6/15/21	1,913
4,046	TD Ameritrade Holding Corp. (Diversified Financial Services)	5.60	12/1/19	4,802
1,854	Teachers Insurance & Annuity Association (Insurance) (a)	6.85	12/16/39	2,515
1,154	The Clorox Co. (Household Products) Callable 6/15/22 @ 100.00	3.05	9/15/22	1,190
878	The Kroger Co. (Food & Staples Retailing)	7.50	1/15/14	939
1,860	The NASDAQ OMX Group, Inc. (Diversified Financial Services)	5.55	1/15/20	2,026
1,482	The Walt Disney Co. (Media)	2.75	8/16/21	1,547
1,236	The Walt Disney Co., Series E, MTN (Media)	3.75	6/1/21	1,366
828	Thermo Fisher Scientific, Inc. (Health Care Equipment & Supplies)	2.25	8/15/16	857
3,369	Time Warner Cable, Inc. (Media)	5.85	5/1/17	3,980
756	Time Warner, Inc. (Media)	6.20	3/15/40	926
1,530	Toyota Motor Credit Corp., MTN (Diversified Financial Services)	3.20	6/17/15	1,622
1,418	United Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	1,576
1,000	UnitedHealth Group, Inc. (Health Care Providers & Services)	1.40	10/15/17	1,002
522	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.55	2/15/16	594
987	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.85	9/15/35	1,240
1,722	Wal-Mart Stores, Inc. (Specialty Retail)	6.50	8/15/37	2,421
1,218	Watson Pharmaceuticals, Inc. (Pharmaceuticals) Callable 7/1/22 @ 100.00	3.25	10/1/22	1,243
3,241	Wells Fargo & Co., MTN (Commercial Banks)	1.25	2/13/15	3,271
2,453	Williams Partners LP (Oil, Gas & Consumable Fuels) Callable 8/15/20 @ 100.00	4.13	11/15/20	2,664
878	Xerox Corp. (Office Electronics)	2.95	3/15/17	901
	Total Corporate Bonds			157,301

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — December 31, 2012 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars — 18.47%
$1,188	Allied World Assurance Co. Ltd. (Insurance)	5.50	11/15/20	$1,317
1,741	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	2,011
1,507	Barrick International (Barbados) Corp. (Metals & Mining) (a)	6.35	10/15/36	1,775
1,853	BHP Billiton Finance USA Ltd. (Metals & Mining)	1.13	11/21/14	1,875
1,986	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	2.25	11/1/16	2,066
2,394	Covidien International Finance SA (Health Care Equipment & Supplies) Callable 3/15/22 @ 100.00	3.20	6/15/22	2,506
2,359	Ensco PLC (Energy Equipment & Services)	4.70	3/15/21	2,655
1,826	Fairfax Financial Holdings Ltd. (Insurance) (a)	5.80	5/15/21	1,887
1,433	HSBC Bank PLC (Commercial Banks) (a)	3.10	5/24/16	1,515
2,436	HSBC Bank PLC (Commercial Banks) (a)	3.50	6/28/15	2,584
4,120	Kinross Gold Corp. (Metals & Mining)	5.13	9/1/21	4,253
1,208	Shell International Finance BV (Oil, Gas & Consumable Fuels)	2.38	8/21/22	1,214
1,551	Shell International Finance BV (Oil, Gas & Consumable Fuels)	3.63	8/21/42	1,537
1,191	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38	12/15/38	1,673
55	Statoil ASA (Oil, Gas & Consumable Fuels)	3.13	8/17/17	60
1,094	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10	6/1/40	1,458
1,858	Volkswagen International Finance N.V. (Diversified Financial Services) (a)	2.38	3/22/17	1,914
614	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	5.13	9/15/20	677
1,094	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	1,218
1,223	Wesfarmers Ltd. (Multiline Retail) (a)	7.00	4/10/13	1,243
3,991	Woodside Finance Ltd. (Thrifts & Mortgage Finance) Callable 2/10/21 @ 100.00 (a)	4.60	5/10/21	4,399
	Total Yankee Dollars			39,837
	Preferred Stocks — 5.58%
45,975	Arch Capital Group Ltd., Series C (Insurance) Callable 4/2/17 @ 25.00			1,233
104,725	PNC Financial Services Group, Inc., Series P (Commercial Banks) Callable 5/1/22 @ 25.00			2,902
18,300	Public Storage, Inc., Series U (Real Estate Investment Trusts) Callable 6/15/17 @ 25.00			475
61,325	Reinsurance Group of America (Insurance) Callable 9/15/22 @ 25.00			1,663
50,525	SCE Trust I (Electric Utilities) Callable 6/15/17 @ 25.00			1,304
67,800	U.S. Bancorp, Series F (Commercial Banks) Callable 1/15/22 @ 25.00			1,942
90,300	U.S. Bancorp, Series G (Commercial Banks) Callable 4/15/17 @ 25.00			2,505
	Total Preferred Stocks			12,024
	Mutual Fund — 3.45%
7,450,517	SSgA U.S. Government Money Market Fund (d)	0.00		7,451
	Total Mutual Fund			7,451
	Total Investments (cost $204,413) — 100.43%			216,613
	Liabilities in excess of other assets — (0.43)%			(927)
	Net Assets — 100.00%			$215,686
(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2012.
(c)	A perpetual bond is one with no maturity date that pays a fixed interest rate forever.
(d)	The rate disclosed is the rate in effect on December 31, 2012.

MTN — Medium Term Note

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages — 101.53%
$ 1,700	Fannie Mae, 15 YR TBA	3.00	1/25/28	$1,794
1,600	Fannie Mae, 15 YR TBA	3.50	1/25/28	1,697
2,800	Fannie Mae, 15 YR TBA	4.50	1/25/28	3,012
2,200	Fannie Mae, 15 YR TBA	5.00	1/25/28	2,381
1,500	Fannie Mae, 30 YR TBA	5.00	1/25/43	1,625
4,534	Fannie Mae, Pool #190405	4.00	10/1/40	4,860
382	Fannie Mae, Pool #545400	5.50	1/1/17	411
123	Fannie Mae, Pool #545900	5.50	7/1/17	133
224	Fannie Mae, Pool #625938	5.50	3/1/17	241
126	Fannie Mae, Pool #627241	5.50	9/1/17	136
17	Fannie Mae, Pool #630942	5.50	2/1/17	18
5,548	Fannie Mae, Pool #725228	6.00	3/1/34	6,163
310	Fannie Mae, Pool #888596	6.50	7/1/37	349
4,346	Fannie Mae, Pool #889117	5.00	10/1/35	4,735
1,403	Fannie Mae, Pool #889984	6.50	10/1/38	1,575
6,541	Fannie Mae, Pool #890221	5.50	12/1/33	7,195
163	Fannie Mae, Pool #909662	5.50	2/1/22	176
213	Fannie Mae, Pool #949500	5.50	9/1/22	230
6,503	Fannie Mae, Pool #959451	6.00	12/1/37	7,119
279	Fannie Mae, Pool #976945	5.50	2/1/23	301
822	Fannie Mae, Pool #AA9781	4.50	7/1/24	884
931	Fannie Mae, Pool #AB3192	4.50	6/1/41	1,011
833	Fannie Mae, Pool #AB4483	3.00	2/1/27	880
2,828	Fannie Mae, Pool #AB4689	3.50	3/1/42	3,029
2,864	Fannie Mae, Pool #AB6017	3.50	8/1/42	3,063
2,294	Fannie Mae, Pool #AB7099	3.00	11/1/42	2,406
1,184	Fannie Mae, Pool #AC7328	4.00	12/1/39	1,270
6,477	Fannie Mae, Pool #AD0527	5.50	6/1/39	7,038
1,604	Fannie Mae, Pool #AE0442	6.50	1/1/39	1,764
1,143	Fannie Mae, Pool #AH5859	4.00	2/1/41	1,227
5,047	Fannie Mae, Pool #AH5988	5.00	3/1/41	5,621
5,837	Fannie Mae, Pool #AH6242	4.00	4/1/26	6,254
7,828	Fannie Mae, Pool #AH7521	4.50	3/1/41	8,498
1,888	Fannie Mae, Pool #AH9055	4.50	4/1/41	2,050
1,135	Fannie Mae, Pool #AI4815	4.50	6/1/41	1,232
737	Fannie Mae, Pool #AI6016	4.00	7/1/41	791
2,236	Fannie Mae, Pool #AJ1300 (a)	2.95	10/1/41	2,342
1,996	Fannie Mae, Pool #AJ5303	4.00	11/1/41	2,143
77	Fannie Mae, Pool #AJ6181	3.50	12/1/26	82
2,559	Fannie Mae, Pool #AJ7689	4.00	12/1/41	2,746
1,872	Fannie Mae, Pool #AJ7857	4.00	12/1/41	2,010
1,162	Fannie Mae, Pool #AK0006	3.00	1/1/27	1,228
258	Fannie Mae, Pool #AK0706	3.50	2/1/27	273
1,549	Fannie Mae, Pool #AK3302	3.00	3/1/27	1,637
4,687	Fannie Mae, Pool #AK7497	3.50	4/1/42	5,011
622	Fannie Mae, Pool #AK8522	3.00	3/1/27	658

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$1,072	Fannie Mae, Pool #AL0583	6.50	10/1/39	$1,203
222	Fannie Mae, Pool #AL0725	5.50	6/1/24	239
2,167	Fannie Mae, Pool #AL1107	4.50	11/1/41	2,352
3,144	Fannie Mae, Pool #AL1717	3.50	5/1/27	3,359
1,478	Fannie Mae, Pool #AO0752	3.00	4/1/42	1,550
3,546	Fannie Mae, Pool #AO2548	3.50	4/1/42	3,791
880	Fannie Mae, Pool #AO3019	2.50	5/1/27	921
882	Fannie Mae, Pool #AO3760	3.50	5/1/42	948
3,677	Fannie Mae, Pool #AO8137	3.50	8/1/42	3,931
1,149	Fannie Mae, Pool #AP2465	3.00	8/1/42	1,205
972	Fannie Mae, Pool #AP4742	2.50	8/1/27	1,017
2,280	Fannie Mae, Pool #AP6375	3.00	9/1/42	2,391
1,986	Fannie Mae, Pool #AP6493	3.00	9/1/42	2,083
1,194	Fannie Mae, Pool #AP9390	3.50	10/1/42	1,277
1,096	Fannie Mae, Pool #AQ0546	3.50	11/1/42	1,172
2,700	Fannie Mae, Pool #AQ7920	3.00	12/1/42	2,832
90	Fannie Mae, Pool #MA1021	3.50	3/1/27	95
1,180	Fannie Mae, Pool #MA1210	2.50	9/1/49	1,234
1,094	Fannie Mae, Pool #MA1277	2.50	12/1/27	1,145
3,247	Freddie Mac, Pool #1B7911 (a)	2.71	12/1/40	3,375
27	Freddie Mac, Pool #A69671	5.50	12/1/37	29
19	Freddie Mac, Pool #A79636	5.50	7/1/38	20
5,689	Freddie Mac, Pool #A96286	4.00	1/1/41	6,079
911	Freddie Mac, Pool #A97495	4.50	3/1/41	981
11,721	Freddie Mac, Pool #A97692	4.50	3/1/41	12,648
3,074	Freddie Mac, Pool #C01598	5.00	8/1/33	3,339
4,374	Freddie Mac, Pool #G01665	5.50	3/1/34	4,758
2,518	Freddie Mac, Pool #G02794	6.00	5/1/37	2,744
5,625	Freddie Mac, Pool #G04913	5.00	3/1/38	6,058
1,727	Freddie Mac, Pool #G06031	5.50	3/1/40	1,866
27	Freddie Mac, Pool #G06091	5.50	5/1/40	29
674	Freddie Mac, Pool #G08459	4.00	9/1/41	721
184	Freddie Mac, Pool #G08483	4.00	3/1/42	199
4,268	Freddie Mac, Pool #G08495	3.50	6/1/42	4,551
306	Freddie Mac, Pool #Q04411	4.00	11/1/41	327
4,500	Government National Mortgage Association, 30 YR TBA	3.50	1/20/42	4,889
3,200	Government National Mortgage Association, 30 YR TBA	4.00	1/20/42	3,485
2,600	Government National Mortgage Association, 30 YR TBA	4.00	1/15/43	2,851
400	Government National Mortgage Association, 30 YR TBA	4.50	1/15/43	438
3,800	Government National Mortgage Association, 30 YR TBA	5.00	1/15/43	4,145
2,700	Government National Mortgage Association, 30 YR TBA	5.50	1/20/43	2,963
1,600	Government National Mortgage Association, 30 YR TBA	6.00	1/20/43	1,784
4,820	Government National Mortgage Association, Pool #4559	5.00	10/20/39	5,341
5,221	Government National Mortgage Association, Pool #4801	4.50	9/20/40	5,773
1,157	Government National Mortgage Association, Pool #510835	5.50	2/15/35	1,275
2,757	Government National Mortgage Association, Pool #5139	4.00	8/20/41	3,024

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$302	Government National Mortgage Association, Pool #658181	5.50	11/15/36	$332
9	Government National Mortgage Association, Pool #690789	6.50	5/15/38	10
327	Government National Mortgage Association, Pool #694642	6.50	8/15/38	372
104	Government National Mortgage Association, Pool #695773	6.50	11/15/38	119
235	Government National Mortgage Association, Pool #699237	6.50	9/15/38	268
3,974	Government National Mortgage Association, Pool #717148	4.50	5/15/39	4,417
3,442	Government National Mortgage Association, Pool #721760	4.50	8/15/40	3,826
1,356	Government National Mortgage Association, Pool #781959	6.00	7/15/35	1,520
906	Government National Mortgage Association, Pool #782523	5.00	11/15/35	995
960	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	1,044
2,928	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	3,185
1,194	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	1,299
2,700	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	2,875
	Total U.S. Government Agency Mortgages			245,998
	U.S. Treasury Obligations — 7.43%
4,000	U.S. Treasury Bills (b)	0.03	1/24/13	4,000
5,000	U.S. Treasury Bills (b)	0.04	1/3/13	5,000
9,000	U.S. Treasury Bills (b)	0.14	4/4/13	8,998
	Total U.S. Treasury Obligations			17,998
	Asset Backed Security — 0.89%
2,000	Citibank Omni Master Trust, Series 2009-A17, Class A17 (c)	4.90	11/15/18	2,158
	Total Asset Backed Security			2,158
	Collateralized Mortgage Obligations — 6.25%
860	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AJ (a)	5.95	5/10/45	878
900	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class AM (a)	5.35	1/15/46	983
1,240	CS First Boston Mortgage Securities Corp., Series 2004-C1, Class B	4.86	1/15/37	1,280
1,174	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4 (a)	5.23	10/15/15	1,292
860	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (a)	5.28	4/10/37	931
1,745	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4	5.43	12/12/43	1,991
690	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3A	5.39	5/15/45	702
423	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A3	5.45	6/12/47	437
115	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	128
860	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (a)	6.04	11/12/16	915

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — December 31, 2012 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$1,745	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (a)	5.45	2/12/44	$2,017
1,310	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	6.08	7/11/17	1,540
1,745	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 (a)	5.92	7/15/17	2,047
	Total Collateralized Mortgage Obligations			15,141
	Mutual Fund — 0.08%
193,013	SSgA U.S. Government Money Market Fund (d)	0.00		193
	Total Mutual Fund			193
	Total Investments Before TBA Sale Commitments (cost $274,632) — 116.18%			281,488
	TBA Sale Commitments (e) — (10.36)%
$(5,900)	Fannie Mae, 30 YR TBA	3.50	1/25/42	(6,290)
(4,500)	Fannie Mae, 30 YR TBA	5.50	1/25/43	(4,889)
(9,900)	Fannie Mae, 30 YR TBA	6.00	1/25/43	(10,813)
(2,800)	Freddie Mac, Gold 30 YR TBA	4.50	1/15/43	(3,004)
(100)	Government National Mortgage Association, 30 YR TBA	6.00	1/15/43	(112)
	Total TBA Sale Commitments			(25,108)
	Liabilities in excess of other assets — (5.82)%			(14,093)
	Net Assets — 100.00%			$242,287
(a)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2012.
(b)	Rate disclosed represents effective yield at purchase.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	The rate disclosed is the rate in effect on December 31, 2012.
(e)	Represents a “to-be-announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Financial Statements).

TBA — Security is subject to delayed delivery.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 91.75%
	Arizona — 7.10%
$ 650	Arizona State Transportation Board Grant Anticipation Notes, Revenue, Series A	5.00	7/1/17	$762
1,000	Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Senior Lien, Series A	3.00	7/1/15	1,060
				1,822
	California — 3.27%
765	California State, GO	5.00	4/1/15	838
	Colorado — 2.14%
500	Colorado Springs Co. Utilities Revenue, Series C-1	4.00	11/15/15	548
	Delaware — 2.78%
670	New Castle County Delaware, Series A, GO	3.00	7/15/15	714
	Florida — 3.82%
500	JEA Florida Electric System Revenue, Series 3-D-1	3.00	10/1/14	522
255	Port St. Lucie Florida Utility Revenue (NATL-RE)	5.00	9/1/16	289
150	Tallahassee Florida Energy System Revenue	5.00	10/1/16	170
				981
	Illinois — 11.63%
755	Cook County Township Illinois High School District #211 Palatine/Schaumburg, GO	1.00	12/1/14	762
500	Kane County Illinois Forest Preserve District, GO	4.00	12/15/15	549
310	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Prerefunded 1/1/15 @ 100.00	5.00	1/1/19	338
90	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	97
650	Naperville Illinois, GO	2.00	12/1/13	661
500	Regional Transportation Authority Revenue (AGM/GO of Authority)	5.75	6/1/16	579
				2,986
	Kentucky — 2.63%
650	Kentucky State Property & Buildings Commission Revenues, Series A	5.00	11/1/13	675
	Michigan — 8.23%
400	Grand Rapids Michigan Water Supply System Revenue	4.00	1/1/15	427
500	Michigan State Trunk Line Revenue (NATL-RE/FGIC)	5.25	11/1/15	563
1,000	Michigan State, Series A, GO	4.00	11/1/16	1,122
				2,112
	Nebraska — 4.08%
1,000	Nebraska Public Power District Revenue, Series A (NATL-RE/FGIC)	5.00	1/1/14	1,047
	New Hampshire — 0.99%
250	Portsmouth New Hampshire, GO	2.00	9/15/13	253
	New Jersey — 2.40%
600	West Windsor-Plainsboro New Jersey Regional School District, GO (School Bond Reserve Fund)	3.00	12/1/13	615
	New Mexico — 2.32%
500	New Mexico Finance Authority State Transportation Revenue, Series A-2	5.00	12/15/17	596
	New York — 8.94%
500	Berne-Knox-Westerlo New York Central School District, GO (State Aid Withholding)	2.00	12/15/13	507
1,500	New York City Transitional Finance Authority Revenue, Series D	5.00	11/1/17	1,788
				2,295
	North Carolina — 1.64%
400	North Carolina State Turnpike Authority Monroe Connector System Appropriation Revenue	4.00	7/1/14	420

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — December 31, 2012 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Ohio — 3.03%
$730	Ohio State, GO	3.00	11/1/15	$778
	South Carolina — 2.58%
650	Anderson South Carolina Regional Joint Water System Revenue, Series A	4.00	7/15/13	662
	Texas — 16.72%
735	Austin Texas Independent School District, Series A, GO	3.00	8/1/14	766
745	College Station Texas, GO	5.00	2/15/16	843
310	League City Texas, Series A, GO	4.00	2/15/15	331
500	Tarrant County Texas, GO	3.00	7/15/13	507
1,285	Texas State University Systems Financing Revenue, Series A	4.00	3/15/14	1,341
500	Texas Tech University Revenue, Financing System, Series 9 (AMBAC)	5.00	2/15/13	503
				4,291
	Washington — 3.48%
800	Washington State Health Care Facilities Authority, Catholic Health, Revenue, Series A	5.00	2/1/16	894
	Wisconsin — 3.97%
500	Milwaukee Wisconsin, Series B-6, GO, Callable 10/1/13 @ 100.00	5.00	10/1/14	517
500	River Falls Wisconsin School District, Series A, GO	2.00	4/1/13	502
				1,019
	Total Municipal Bonds			23,546
	Mutual Fund — 7.24%
1,859,095	State Street Institutional Tax Free Money Market Fund, Institutional Shares (a)	0.00		1,859
	Total Mutual Fund			1,859
	Total Investments (cost $24,834) — 98.99%			25,405
	Other assets in excess of liabilities — 1.01%			258
	Net Assets — 100.00%			$25,663
(a)	The rate disclosed is the rate in effect on December 31, 2012.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — Reinsurance provided by National Reinsurance

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 100.64%
	Alabama — 1.86%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/18	$1,786
2,500	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/21	2,884
2,920	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/22	3,350
				8,020
	Alaska — 0.63%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (GO of Authority)	5.25	4/1/22	2,720
	Arizona — 1.68%
250	Oro Valley Arizona Oracle Road Improvement District	5.00	1/1/13	250
2,000	Pima County Arizona Sewer System Revenue, Callable 7/1/20 @ 100.00 (AGM)	5.00	7/1/23	2,399
1,895	Pinal County Arizona Certificates of Participation	5.00	12/1/14	2,009
2,420	Pinal County Arizona Certificates of Participation	5.25	12/1/15	2,592
				7,250
	Arkansas — 0.17%
515	Arkansas State, Development Authority Economic Development Revenue, Series B, AMT, Unrefunded (ADFA/ADED)	4.25	3/1/13	517
15	Arkansas State, Development Authority Economic Development Revenue, Series B, AMT, ETM (ADFA/ADED)	4.25	3/1/13	15
185	Fayetteville Arkansas Sales & Use Tax Revenue, Capital Improvements, Series B (MBIA)	4.00	12/1/15	190
				722
	California — 14.33%
4,400	California State Department of Water Resources Revenue, Central Valley Project, Callable 2/8/13 @ 100.00	5.25	7/1/22	4,410
5,000	California State Economic Recovery, Series A, GO, Callable 7/1/19 @ 100.00	5.00	7/1/20	6,079
3,200	California State Kindergarten, Series A4, GO (Citibank NA) (a)	0.10	5/1/34	3,200
1,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	1,116
5,000	California State, GO, Callable 10/1/19 @ 100.00	5.25	10/1/20	6,162
5,000	California State, GO, Callable 4/1/19 @ 100.00	5.50	4/1/21	6,171
765	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	766
2,792	Knightsen School District Lease Certificates California, Flexfund Program (b)	4.75	12/1/27	2,897
1,650	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/21	2,080
4,200	Los Angeles California Harbor Department Revenue, Series B, AMT (NATL-RE/FGIC)	5.00	8/1/16	4,771
5,000	Los Angeles California Harbor Department Revenue, Series C, Callable 8/1/19 @ 100.00	5.25	8/1/22	6,124
5,000	Orange County California Sanitation District Wastewater Revenue, Series A	5.00	2/1/22	6,368
2,500	San Francisco Bay Area California Toll Authority Toll Bridge Revenue	5.00	4/1/22	3,154
3,500	San Francisco California City & County Airports Commission International Terminal Revenue, AMT	5.25	5/1/18	4,122
1,350	Stockton California Unified School District, GO, Callable 7/1/22 @ 100.00 (AGM)	5.00	7/1/24	1,546
2,500	University of California Revenue, Series Q, Callable 5/15/17 @ 101.00	5.25	5/15/23	2,953
				61,919

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Connecticut — 0.65%
$2,420	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure	5.00	1/1/17	$2,796
	Delaware — 0.28%
1,165	Delaware State Housing Authority Revenue, Single Family Mortgage, Series A, AMT (AGM)	5.80	7/1/35	1,227
	Florida — 11.17%
5,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	6.00	6/1/16	5,765
3,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.25	6/1/17	3,467
2,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.00	6/1/19	2,342
2,795	Clearwater Florida Water & Sewer Revenue, Series B	5.00	12/1/17	3,229
1,100	Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue (FHLMC/GNMA/FNMA)	4.63	10/1/28	1,167
2,000	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/16	2,269
2,000	Florida State Municipal Power Agency Revenue, Series A, Callable 10/1/19 @ 100.00	5.25	10/1/22	2,338
3,180	Greater Orlando Aviation Authority, Florida Airport Facilities Revenue, Series A, AMT (AGM)	5.00	10/1/15	3,531
2,245	Hillsborough County Florida Solid Waste & Resource Recovery Revenue, Series A, AMT, Callable 9/1/16 @ 100.00 (AMBAC)	5.00	9/1/18	2,429
4,475	Hillsborough County Port District Revenue, Tampa Port Authority Project, Series A, AMT, Callable 6/1/15 @ 100.00 (NATL-RE)	5.00	6/1/19	4,807
1,000	Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	1,096
4,700	Lakeland Florida Energy System Revenue, Series B (AGM)	5.00	10/1/17	5,467
4,240	Miami-Dade County Florida Transit Sales Surtax Revenue, Series A (Assured GTY)	5.00	7/1/15	4,699
3,250	Orlando & Orange County Expressway Authority Revenue, Series B	5.00	7/1/17	3,771
1,700	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/15	1,907
				48,284
	Georgia — 3.75%
3,650	Atlanta Georgia Water & Wastewater Revenue, Series A, Callable 11/1/19 @ 100.00	6.00	11/1/21	4,673
5,000	DeKalb County Georgia School District, Sales Tax, GO (State Aid Withholding)	4.00	11/1/17	5,710
2,500	Georgia Private Colleges & Universities Authority Revenue, Emory University, Series A	5.00	9/1/16	2,880
1,000	Municipal Electric Authority of Georgia Revenue, Series D, SUB, Callable 7/1/18 @ 100.00	5.75	1/1/19	1,222
1,500	Savannah Georgia Economic Development Authority Solid Waste Disposal Revenue, Waste Management Project, Series A, AMT	5.50	7/1/16	1,707
				16,192
	Hawaii — 1.58%
6,100	Hawaii State Airports System Revenue, Series B, AMT	5.00	7/1/16	6,832
	Idaho — 0.45%
1,610	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	1,680
260	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series E, Class III, AMT	5.30	1/1/22	260
				1,940
	Illinois — 2.99%
2,820	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT, Callable 2/7/13 @ 100.00 (b)	7.46	2/15/26	2,247
2,500	Chicago Illinois, Series A, GO, Callable 1/1/15 @ 100.00 (AGM)	5.00	1/1/17	2,697
725	Illinois State Educational Facilities Authority Revenue (c)	5.20	7/1/14	677

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Illinois — 2.99%
$380	Illinois State Educational Facilities Authority Revenue, Art Institute of Chicago, Mandatory Put 3/1/14 @ 100.00 (a)	4.25	3/1/34	$395
2,000	Illinois State Toll Highway Authority Toll Highway Revenue, Series A-1, Callable 1/1/20 @ 100.00	5.00	1/1/25	2,278
2,500	Illinois State Unemployment Insurance Fund Building Receipts Revenue, Series B, Callable 6/15/15 @ 100.00	5.00	6/15/19	2,751
1,000	Railsplitter Tobacco Settlement Authority Illinois Revenue	5.00	6/1/17	1,139
340	Rockford-Concord Commons Housing Finance Corp. Illinois Mortgage Revenue, Concord Commons Project, Series A (FHA)	6.15	11/1/22	340
300	Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	301
100	Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT (b)	5.90	2/1/14	100
				12,925
	Indiana — 2.03%
2,000	Indiana State Finance Authority Environmental Facilities Revenue, Indianapolis Power & Light Co., Series C	4.90	1/1/16	2,187
2,500	Indiana State Finance Authority Industrial Revenue, Midwest Fertilizer Corp. Project, Mandatory Put 7/1/13 @ 100.00	0.20	7/1/46	2,500
1,655	Indianapolis Indiana Thermal Energy System Revenue (AGM)	5.00	10/1/17	1,890
2,000	Shelbyville Indiana Central Renovation School Building Corp. Revenue, First Mortgage (MBIA)	5.00	7/15/18	2,180
				8,757
	Iowa — 0.92%
4,000	Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Co. Project, Mandatory Put 4/12/13 @ 100.00	0.18	12/1/50	4,000
	Louisiana — 0.22%
945	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8-202, Project A (HUD/FHA)	4.25	12/1/14	950
	Maryland — 6.71%
7,000	Baltimore County Maryland, Consolidated Public Improvement, GO	5.00	8/1/16	8,064
5,000	Baltimore County Maryland, Consolidated Public Improvement, GO	5.00	8/1/19	6,219
10,000	Montgomery County Maryland, Consolidated Public Improvement, Series A, GO	5.00	11/1/16	11,620
635	Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	682
2,000	Washington Maryland Suburban Sanitary District, Consolidated Public Improvement, GO	5.00	6/1/18	2,428
				29,013
	Massachusetts — 8.99%
3,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series C	5.50	7/1/15	3,372
3,405	Massachusetts State College Building Authority Revenue, Series C	4.00	5/1/16	3,775
2,315	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/21	2,684
2,180	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,500
2,920	Massachusetts State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I	5.25	1/1/21	3,440
1,390	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/18	1,570
1,250	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/19	1,416

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)			Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Massachusetts (continued)
$4,170	Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series A		5.00	10/1/17	$4,869
6,800	Massachusetts State Health & Educational Facilities Authority Revenue, Stonehill College, Series K (JPMorgan Chase Bank NA) (a)		0.12	7/1/37	6,800
2,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B		5.00	10/15/16	2,319
5,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B		5.00	10/15/18	6,099
					38,844
	Michigan — 4.80%
1,440	Detroit Michigan Water Supply System Revenue, Senior Lien, Series B, Callable 7/1/16 @ 100.00 (NATL-RE)		5.00	7/1/18	1,578
1,200	Kent Hospital Finance Authority Revenue, Spectrum Health Hospitals, Series A		5.00	11/15/16	1,370
6,000	Michigan State Finance Authority Revenue, Series B, Callable 7/1/18 @ 100.00		5.00	7/1/21	7,152
2,500	Michigan State Finance Authority Revenue, State Revolving Fund, Clean Water		5.00	10/1/17	2,968
565	Michigan State Hospital Finance Authority Revenue, Series P, ETM (MBIA)		5.38	8/15/14	590
65	Michigan State Hospital Finance Authority Revenue, St. John Hospital, Series A, ETM (MBIA-IBC)		6.00	5/15/13	66
2,000	Michigan State, Series A, GO		5.00	11/1/19	2,473
1,665	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Junior Lien, AMT, Callable 12/1/17 @ 100.00 (NATL-RE/FGIC)		5.00	12/1/22	1,842
2,500	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Series A, AMT		5.00	12/1/14	2,690
					20,729
	Missouri — 1.58%
5,000	Missouri State Highways & Transit Commission State Road Revenue, Callable 5/1/17 @ 100.00		5.25	5/1/21	5,883
960	Missouri State Housing Development Commission Single-Family Mortgage Revenue, Home Ownership Loan Program, Series D, AMT (GNMA/FNMA)		5.55	9/1/34	966
					6,849
	Nebraska — 0.15%
1,000	Nebraska Educational Finance Authority Revenue, Dana College, Series A, Callable 2/8/13 @ 101.00 (d)	(e)	5.50	3/15/25	300
475	Nebraska Educational Finance Authority Revenue, Dana College, Series D (d)	(e)	5.45	3/15/30	143
765	Nebraska Educational Finance Authority Revenue, Dana College, Series D (d)	(e)	5.55	3/15/35	229
					672
	New Jersey — 1.91%
1,250	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue, Series B, Callable 12/15/15 @ 100.00 (NATL-RE/FGIC)		5.25	12/15/18	1,396
3,830	Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)		5.00	6/1/16	4,091
2,500	New Jersey Economic Development Authority Revenue, School Facilities Construction, Series N-1, Callable 9/1/15 @ 100.00 (NATL-RE)		5.00	9/1/18	2,753
					8,240
	New York — 7.60%
1,435	Metropolitan Transportation Authority Revenue, Series A-2		5.00	11/15/16	1,650
2,000	Metropolitan Transportation Authority Revenue, Series G		5.00	11/15/17	2,351
2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A, Callable 2/15/20 @ 100.00 (GO of Corp.)		5.00	2/15/22	2,900
5,915	New York NY, Series D, GO		5.00	8/1/17	6,953
1,700	New York NY, Sub Series A-7, GO (JPMorgan Chase Bank NA) (a)		0.12	8/1/21	1,700

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York (continued)
$2,500	New York NY, Sub Series B-3, GO (JPMorgan Chase Bank NA) (a)	0.12	8/15/18	$2,500
2,500	New York State Dormitory Authority Revenue, State Supported Debt, University of Rochester, Series A (JPMorgan Chase Bank NA) (a)	0.12	7/1/31	2,500
165	New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	169
845	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	873
3,250	New York State, Series B, GO	5.00	8/1/17	3,820
3,020	New York State, Series E, GO, Callable 8/1/19 @ 100.00	5.00	8/1/21	3,660
3,000	Port Authority of New York & New Jersey NY Revenue, Consolidated 175th Series	5.00	12/1/17	3,570
200	Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (GO of Authority)	5.20	1/1/20	218
				32,864
	Ohio — 3.43%
6,535	Kent State University Revenue, Series B, Callable 5/1/19 @ 100.00 (Assured GTY)	5.00	5/1/22	7,745
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,246
2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75	11/15/22	3,051
250	Ohio State Higher Education Facility Revenue, Kenyon College Project, Callable 7/1/15 @ 100.00 (a)	4.95	7/1/37	269
2,205	Ohio State Water Development Authority Revenue, Fresh Water, Series B	5.00	6/1/16	2,524
				14,835
	Pennsylvania — 7.49%
20	McKeesport Pennsylvania Area School District, Series C, GO, ETM (AGM)	5.00	4/1/13	20
1,230	Montgomery County Pennsylvania Industrial Development Authority Revenue, Acts Retirement-Life Communities, Inc., Series B, Callable 11/15/16 @ 100.00	5.00	11/15/17	1,382
2,500	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue	5.00	6/15/18	2,986
3,500	Pennsylvania State Economic Development Finance Authority, Unemployement Compensation Revenue, Series B, Callable 7/1/17 @ 100.00	5.00	1/1/22	4,093
2,960	Pennsylvania State Economic Development Finance Authority, Unemployment Compensation Revenue, Series B, Callable 1/1/18 @ 100.00	5.00	7/1/21	3,503
240	Pennsylvania State Higher Educational Facilities Authority Revenue, Allegheny Delaware Valley Obligation Group, Series A (NATL-RE)	5.88	11/15/16	240
1,000	Pennsylvania State Higher Educational Facilities Authority Revenue, St. Joseph's University (RADIAN)	5.25	12/15/18	1,013
5,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, Series A	5.00	9/1/17	5,921
2,530	Pennsylvania State, GO	5.00	7/1/18	3,055
950	Philadelphia Pennsylvania Municipal Authority Revenue, Series B (AGM)	5.25	11/15/15	987
2,500	Philadelphia Pennsylvania School District, Series C, GO (State Aid Withholding)	5.00	9/1/14	2,671
3,650	Philadelphia Pennsylvania Water & Wastewater Revenue, Series A	5.00	6/15/15	4,015
2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B, Callable 3/15/19 @ 100.00 (GO of University)	5.50	9/15/21	2,466
				32,352

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Puerto Rico — 0.59%
$2,500	Puerto Rico Electric Power Authority Power Revenue, Series DDD, Callable 7/1/20 @ 100.00	5.00	7/1/22	$2,550
	South Carolina — 0.96%
3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00	1/1/22	4,136
	South Dakota — 0.07%
280	Heartland Consumers Power District South Dakota Electric Revenue, ETM	6.38	1/1/16	304
	Texas — 8.59%
1,650	Allen Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	2,072
885	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1 (GNMA)	6.55	12/20/34	925
6,400	Dallas Texas, Series A, GO	5.00	2/15/18	7,634
5,000	Fort Worth Texas Independent School District, GO, Callable 2/15/18 @ 100.00 (PSF-GTD)	5.00	2/15/21	5,880
3,275	Fort Worth Texas Water & Sewer Revenue	5.00	2/15/16	3,714
2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00	9/1/20	2,333
1,945	Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	2,769
2,345	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	3,352
2,500	San Antonio Texas Electricity & Gas Revenue, Series D	5.00	2/1/18	2,999
2,065	Texas State College Student Loan, GO	5.00	8/1/16	2,380
2,500	Texas State College Student Loan, GO, AMT	5.50	8/1/19	3,085
				37,143
	Utah — 0.06%
280	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	280
	Virginia — 0.78%
3,050	Virginia Beach Development Authority Public Facility Revenue, Series A	5.00	5/1/15	3,353
	Washington — 3.78%
1,500	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/21	1,703
3,500	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/23	3,959
3,500	Energy Northwest Washington Electric Revenue, Project 3, Series A	5.25	7/1/18	4,270
1,710	King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	1,801
1,875	King County Washington Sewer Revenue, Series B	5.00	1/1/17	2,175
1,000	Port of Seattle Washington, GO, AMT, Callable 6/1/21 @ 100.00	5.25	12/1/21	1,229
1,000	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series B	5.00	10/1/19	1,213
				16,350
	Wisconsin — 0.44%
1,625	Wisconsin State, Series 1, GO	5.00	5/1/17	1,905
	Total Municipal Bonds			434,953

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bond — 0.0%
	Diversified Financial Services — 0.0%
$3,939	ASC Equipment (d)(f)^	5.13	3/1/08	$—
	Total Corporate Bond			—
	Time Deposit — 0.91%
3,921	State Street Liquidity Management Control System Time Deposit	0.01	1/2/13	3,921
	Total Time Deposit			3,921
	Total Investments (cost $420,320) — 101.55%			438,874
	Liabilities in excess of other assets — (1.55) %			(6,697)
	Net Assets — 100.00%			$432,177

Amounts designated as “—” are $0 or have been rounded to $0.

^	Security was fair valued on December 31, 2012, and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.
(a)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2012. The maturity date represents actual maturity date.
(b)	These securities have been deemed illiquid by the Specialist Manager and represent 1.21% of the Portfolio's net assets.
(c)	Zero Coupon Security. Effective rate shown is as of December 31, 2012.
(d)	Escrow security due to bankruptcy.
(e)	Issuer has defaulted on the payment of interest. The securities have been deemed illiquid by the Specialist Manager and represent 0.15% of the Portfolio’s net assets.
(f)	Issuer has defaulted on the payment of principal and interest. The securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio’s net assets.

ADFA/ADED  —  Arkansas Development Finance Authority/Arkansas Department of Economic Development

AGM  —  Assured Guaranty Municipal Corporation

AMBAC  —  American Municipal Bond Assurance Corporation

AMT  —  Alternative Minimum Tax

ETM  —  Escrowed to Maturity

FGIC  —  Financial Guaranty Insurance Company

FHA  —  Federal Housing Administration

FHLMC  —  Federal Home Loan Mortgage Corp.

FNMA  —  Federal National Mortgage Association

GNMA  —  Government National Mortgage Association

GO  —  General Obligation

GTY  —  Guaranty

HUD  —  Housing and Urban Development

MBIA  —  Municipal Bond Insurance Association

MBIA-IBC  —  MBIA Insured Bond Certificate

NATL-RE  —  Reinsurance provided by National Reinsurance

PSF-GTD  —  Permanent School Fund Guaranteed

RADIAN  —  Radian Group, Inc.

SONYMA  —  State of New York Mortgage Agency

SUB  —  Subordinate Bond

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond II Portfolio
Portfolio of Investments — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.65%
	Alabama — 7.36%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$1,827
1,000	Alexander City, Series A, GO (Assured GTY)	5.00	5/1/18	1,160
1,015	Foley Utilities Board Utilities Revenue	3.00	11/1/13	1,036
1,050	Foley Utilities Board Utilities Revenue	4.00	11/1/14	1,116
				5,139
	Arizona — 0.23%
140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	163
	California — 4.13%
1,000	California State Department of Water Resources, Power Supply Revenue, Series L, Callable 5/1/20 @ 100.00	5.00	5/1/22	1,226
1,500	Los Angeles California Unified School District, Series A-2, GO, Callable 7/1/15 @ 100.00 (NATL-RE)	5.00	7/1/19	1,660
				2,886
	Florida — 16.22%
655	Broward County Florida Airport System Revenue, Series L (AMBAC)	5.00	10/1/13	678
445	Broward County Florida Airport System Revenue, Series L, ETM (AMBAC)	5.00	10/1/13	461
1,740	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/13	1,779
1,550	Florida Water Pollution Control Financing Corp. Revenue, Series A	5.00	7/15/16	1,776
875	Jacksonville Florida Special Revenue, Series A	5.00	10/1/15	979
400	JEA Florida Electric System Revenue, Series A	5.00	10/1/15	447
895	Lee County Florida Water & Sewer Revenue	4.00	10/1/15	961
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,241
1,000	Palm Beach County Florida Public Improvement Revenue, Series 2	5.00	11/1/16	1,157
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,847
				11,326
	Hawaii — 2.62%
1,500	Honolulu City & County Hawaii, Series B, GO, Callable 12/1/20 @ 100.00	5.00	12/1/23	1,832
	Illinois — 5.88%
2,000	Cook County Illinois, Series B, GO, Callable 11/15/13 @ 100.00 (NATL-RE)	5.25	11/15/16	2,086
425	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Prerefunded 1/1/15 @ 100.00	5.00	1/1/19	463
125	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	135
1,000	Lake County Illinois Community High School District No. 124 Grant, GO	5.00	12/1/14	1,082
320	Northbrook Illinois, GO	3.00	12/1/15	339
				4,105
	Kentucky — 1.53%
1,005	Kentucky State Property & Buildings Commission Revenues	5.00	8/1/14	1,072
	Maine — 2.28%
1,500	Maine Municipal Bond Bank Grant Anticipation Revenue, Department of Transportation, Series A	4.00	9/1/14	1,590
	Maryland — 2.34%
1,330	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	1,632
	Massachusetts — 3.67%
2,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B	5.25	7/1/21	2,561
	Michigan — 1.70%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	5/1/18	1,189
	Nevada — 2.94%
800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	970
1,000	Nevada State, Capital Improvement, Series A, GO, Callable 2/1/15 @ 100.00	5.00	2/1/19	1,085
				2,055
	New Mexico — 0.77%
500	New Mexico Finance Authority State Transportation Revenue, Sub Lien, Series B (XLCA)	4.00	12/15/14	535

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond II Portfolio
Portfolio of Investments (continued) — December 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York — 5.67%
$2,245	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	$2,809
1,025	New York City Transitional Finance Authority Revenue, Sub Series E	5.00	11/1/15	1,153
				3,962
	Ohio — 3.48%
1,000	Ohio State Building Authority State Facilities Revenue	5.00	10/1/21	1,245
1,000	Ohio State, Series B, GO	5.00	9/15/17	1,182
				2,427
	Oklahoma — 2.76%
1,650	Oklahoma State Capitol Improvement Authority State Facilities Revenue, Series A	5.00	7/1/17	1,930
	Pennsylvania — 1.79%
1,000	Pennsylvania State, Series A, GO	5.00	5/1/20	1,248
	South Carolina — 2.22%
1,100	Richland County School District No. 2, Series A, GO, Callable 2/1/19 @ 100.00 (SCSDE)	5.00	2/1/20	1,333
215	South Carolina State Public Service Authority Revenue, Series D, Prerefunded 1/1/13 @ 100.00 (AGM)	5.25	1/1/14	215
				1,548
	Texas — 11.16%
1,250	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00	10/1/23	1,539
1,025	Galveston County Texas, GO (AGM)	5.25	2/1/14	1,079
465	Potter County Texas, GO	3.00	3/1/14	478
1,435	Sugar Land Texas, GO, Callable 2/15/19 @ 100.00	5.00	2/15/21	1,710
1,800	Texas State University Systems Financing Revenue	5.00	3/15/17	2,106
750	Webb County Texas, GO	4.50	2/15/19	881
				7,793
	Utah — 1.61%
1,050	Intermountain Power Agency Power Supply Revenue, Series A, Callable 7/1/14 @ 100.00	5.00	7/1/16	1,122
	Washington — 15.30%
1,500	King County Washington Sewer Revenue	5.00	1/1/20	1,862
1,400	King County Washington Sewer Revenue, Callable 1/1/22 @ 100.00	5.00	1/1/24	1,708
1,000	King County Washington, GO	5.25	1/1/23	1,297
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00	6/1/18	1,870
1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00	12/1/22	1,805
1,800	Washington State, GO, Series R-2011-A	5.00	1/1/18	2,143
				10,685
	Wisconsin — 2.99%
1,220	Menomonee Falls Wisconsin School District, GO, Callable 4/1/17 @ 100.00 (NATL-RE/FGIC)	4.75	4/1/21	1,385
150	Northeast Wisconsin Technical College District, GO, Series A	1.63	4/1/13	150
500	Wisconsin State, Series C, GO	5.00	5/1/15	552
				2,087
	Total Municipal Bonds			68,887
	Total Investments (cost $64,949) — 98.65%			68,887
	Other assets in excess of liabilities — 1.35%			940
	Net Assets — 100.00%			$69,827

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

GTY — Guaranty

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond II Portfolio
Portfolio of Investments (concluded) — December 31, 2012 (Unaudited)

NATL-RE — Reinsurance provided by National Reinsurance

SCSDE — Insured by South Carolina School Discount Enhancement

XLCA — XL Capital Assurance, Inc.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities
As of December 31, 2012 (Unaudited)
(Amounts in thousands, except per share amounts)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
ASSETS:
Investments, at cost	$602,028	$941,577	$518,326	$917,439
Unrealized net appreciation	65,049	91,067	168,917	156,565
Investments, at value	667,077	1,032,644	687,243	1,074,004
Cash	1	1	—	—
Foreign currency, at value (Cost $0, $0, $0 and $202, respectively)	—	—	—	200
Unrealized appreciation on forward currency contracts	—	—	—	14
Net swap agreements, at value	—	—	—	1,866
Dividends and interest receivable	1,044	1,633	557	1,075
Receivable for portfolio shares issued	200	36	163	40
Receivable from investments sold	1,079	6,733	1,671	4,669
Foreign tax reclaims receivable	4	7	66	61
Segregated cash for collateral	—	—	—	452
Variation margin receivable on futures contracts	—	—	—	4,713
Variation margin receivable on interest rate swap agreements	—	—	—	269
Prepaid expenses	22	24	21	20
Total Assets	669,427	1,041,078	689,721	1,087,383
LIABILITIES:
Cash overdraft	—	—	72	1,503
Written options, at value (premiums received $0, $0, $0 and $291, respectively)	—	—	—	23
Unrealized depreciation on forward currency contracts	—	—	—	413
Payable for investments purchased	1,425	2,928	797	30,191
Payable for portfolio shares redeemed	11	10,050	111	9,802
Payable to broker for futures collateral	—	—	—	930
Advisory fees payable	151	231	158	187
Management fees payable	28	44	29	45
Administrative services fees payable	5	7	5	7
Trustee fees payable	1	9	5	6
Other accrued expenses	3	69	36	55
Total Liabilities	1,624	13,338	1,213	43,162
NET ASSETS:	$667,803	$1,027,740	$688,508	$1,044,221
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$52	$82	$45	$77
Additional paid-in capital	825,238	951,197	635,613	885,785
Accumulated net investment income/(distributions in excess of net investment income)	187	272	(25)	1,990
Accumulated net realized losses from investments, futures, options, swaps and foreign currency transactions	(222,723)	(14,878)	(116,042)	(1,990)
Net unrealized appreciation/(depreciation) on investments, futures, options, swaps and foreign currency translations	65,049	91,067	168,917	158,359
Net Assets	$667,803	$1,027,740	$688,508	$1,044,221
NET ASSETS:
HC Strategic Shares	$666,578	$1,026,076	$687,115	$1,042,581
HC Advisors Shares	1,225	1,664	1,393	1,640
Total	$667,803	$1,027,740	$688,508	$1,044,221
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	51,809	81,721	44,557	76,949
HC Advisors Shares	95	132	90	121
Total	51,904	81,853	44,647	77,070
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$12.87	$12.56	$15.42	$13.55
HC Advisors Shares	$12.87	$12.56	$15.40	$13.55

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of December 31, 2012 (Unaudited)
(Amounts in thousands, except per share amounts)

	The Small Capitalization Equity Portfolio	The Institutional Small Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Commodity Returns Strategy Portfolio(a)
ASSETS:
Investments, at cost	$110,702	$180,719	$51,418	$720,377
Unrealized net appreciation	20,649	33,910	22,709	45,981
Investments, at value	131,351	214,629	74,127	766,358
Cash	19	1	—	58
Foreign currency, at value (Cost $0, $0, $0 and $1,136, respectively)	—	—	—	1,147
Unrealized appreciation on futures	—	—	—	7
Unrealized appreciation on forward currency contracts	—	—	—	20
Dividends and interest receivable	85	139	187	626
Margin deposits	—	—	—	7,303
Receivable for portfolio shares issued	198	10	1	6
Receivable from investments sold	209	731	182	5
Foreign tax reclaims receivable	—	—	—	51
Segregated cash for collateral	—	—	—	38
Variation margin receivable on future contracts	13	—	—	108
Variation margin receivable on interest rate swap agreements	—	—	—	3
Prepaid expenses	12	14	9	96
Total Assets	131,887	215,524	74,506	775,826
LIABILITIES:
Written options, at value (premiums received $0, $0, $0 and $508, respectively)	—	—	—	519
Unrealized depreciation on futures	—	—	—	1,056
Net swap agreements, at value	—	—	—	1,285
Unrealized depreciation on forward currency contracts	—	—	—	73
Payable for investments purchased	604	1,397	232	355
Payable for portfolio shares redeemed	2	1,827	896	3,661
Payable to broker for futures collateral	—	—	—	25
Variation margin payable on future contracts	—	—	—	106
Variation margin payable on interest rate swap agreements	—	—	—	8
Advisory fees payable	48	104	121	330
Management fees payable	5	9	3	32
Administrative services fees payable	1	1	1	5
Trustee fees payable	1	2	1	1
Other accrued expenses	10	15	12	120
Total Liabilities	671	3,355	1,266	7,576
NET ASSETS:	$131,216	$212,169	$73,240	$768,250
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$9	$15	$9	$67
Additional paid-in capital	176,207	191,837	50,875	784,420
Accumulated net investment income	157	131	(646)	714
Accumulated net realized losses from investments, futures, options, swaps and foreign currency translations	(65,821)	(13,724)	293	(68,132)
Net unrealized appreciation on investments, futures, options, swaps and foreign currency translations	20,664	33,910	22,709	46,181
Net Assets	$131,216	$212,169	$73,240	$768,250
NET ASSETS:
HC Strategic Shares	$130,968	$211,877	$73,144	$767,215
HC Advisors Shares	248	292	96	1,035
Total	$131,216	$212,169	$73,240	$768,250
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	8,994	14,799	8,932	70,569
HC Advisors Shares	17	20	12	95
Total	9,011	14,819	8,944	70,664
Net Asset Value, offering and redemption price per share:(b)
HC Strategic Shares	$14.56	$14.32	$8.19	$10.87
HC Advisors Shares	$14.55	$14.31	$8.19	$10.87

(a)	Statement has been consolidated. Please see Note 2L in the notes to financial statements for basis of consolidation.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of December 31, 2012 (Unaudited)
(Amounts in thousands, except per share amounts)

	The International Equity Portfolio	The Institutional International Equity Portfolio	The Emerging Markets Portfolio	The Core Fixed Income Portfolio
ASSETS:
Investments, at cost	$1,099,883	$1,925,137	$877,903	$103,221
Unrealized net appreciation	224,022	284,086	94,904	3,741
Investments, at value	1,323,905	2,209,223	972,807	106,962
Cash	—	—	175	—
Foreign currency, at value (Cost $2,113, $2,129, $14,738 and $0, respectively)	2,093	2,130	14,823	—
Unrealized appreciation on futures	43	69	—	—
Unrealized appreciation on forward currency contracts	154	226	108	—
Dividends and interest receivable	1,359	2,287	1,735	603
Receivable for portfolio shares issued	224	44	748	246
Receivable from investments sold	6,992	8,761	3,411	1,249
Foreign tax reclaims receivable	843	2,607	23	—
TBA sale commitments receivable	—	—	—	2,164
Segregated cash for collateral	—	—	2,851	—
Prepaid expenses	38	145	19	3
Total Assets	1,335,651	2,225,492	996,700	111,227
LIABILITIES:
Cash overdraft	1	1,254	—	—
TBA sale commitments, at value	—	—	—	2,162
Unrealized depreciation on forward currency contracts	229	348	280	—
Distributions payable	—	—	—	270
Payable for investments purchased	2,663	4,074	2,479	9,061
Payable for portfolio shares redeemed	20,487	400	2,145	22
Payable to broker for futures collateral	17	28	—	—
Accrued foreign capital gains tax	—	—	1,422	—
Advisory fees payable	457	757	427	29
Management fees payable	56	93	40	4
Administrative services fees payable	9	15	8	1
Trustee fees payable	1	1	1	1
Other accrued expenses	2	92	41	8
Total Liabilities	23,922	7,062	6,843	11,558
NET ASSETS:	$1,311,729	$2,218,430	$989,857	$99,669
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$119	$210	$50	$10
Additional paid-in capital	1,172,009	1,964,642	920,834	95,885
Accumulated net investment income/(distributions in excess of net investment income)	2,865	1,737	(149)	(228)
Accumulated net realized gains/(losses) from investments, futures, and foreign currency transactions	(87,113)	(32,017)	(24,646)	259
Net unrealized appreciation on investments, futures, and foreign currency translations	223,849	283,858	93,768	3,743
Net Assets	$1,311,729	$2,218,430	$989,857	$99,669
NET ASSETS:
HC Strategic Shares	$1,309,253	$2,215,005	$988,179	$97,344
HC Advisors Shares	2,476	3,425	1,678	2,325
Total	$1,311,729	$2,218,430	$989,857	$99,669
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	118,575	209,495	49,825	9,594
HC Advisors Shares	224	324	85	229
Total	118,799	209,819	49,910	9,823
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$11.04	$10.57	$19.83	$10.15
HC Advisors Shares	$11.05	$10.57	$19.83	$10.14

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of December 31, 2012 (Unaudited)
(Amounts in thousands, except per share amounts)

	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
ASSETS:
Investments, at cost	$610,273	$242,961	$204,413	$274,632
Unrealized net appreciation	37,802	7,676	12,200	6,856
Investments, at value	648,075	250,637	216,613	281,488
Dividends and interest receivable	10,881	1,441	2,082	905
Receivable for portfolio shares issued	11	258	704	712
Receivable from investments sold	—	10,816	—	81
TBA sale commitments receivable	—	—	—	25,166
Prepaid expenses	15	14	13	14
Total Assets	658,982	263,166	219,412	308,366
LIABILITIES:
TBA sale commitments, at value	—	—	—	25,108
Distributions payable	—	342	784	953
Payable for investments purchased	257	9,808	—	36,747
Payable for portfolio shares redeemed	5,686	3,259	2,872	3,116
Advisory fees payable	537	13	41	119
Management fees payable	28	11	9	10
Administrative services fees payable	5	2	2	2
Trustee fees payable	5	2	2	3
Other accrued expenses	40	15	16	21
Total Liabilities	6,558	13,452	3,726	66,079
NET ASSETS:	$652,424	$249,714	$215,686	$242,287
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$87	$25	$20	$24
Additional paid-in capital	618,043	241,930	202,566	237,585
Accumulated net investment income/(distributions in excess of net investment income)	106	(4)	(3)	(1,897)
Accumulated net realized gains/(losses) from investments and futures	(3,614)	87	903	(341)
Net unrealized appreciation on investments	37,802	7,676	12,200	6,916
Net Assets	$652,424	$249,714	$215,686	$242,287
NET ASSETS:
HC Strategic Shares	$651,613	$249,714	$215,686	$242,287
HC Advisors Shares	811	—	—	—
Total	$652,424	$249,714	$215,686	$242,287
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	86,450	24,510	20,429	23,868
HC Advisors Shares	107	—	—	—
Total	86,557	24,510	20,429	23,868
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$7.54	$10.19	$10.56	$10.15
HC Advisors Shares	$7.54	$—	$—	$—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities (concluded)
As of December 31, 2012 (Unaudited)
(Amounts in thousands, except per share amounts)

	The Short-Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
ASSETS:
Investments, at cost	$24,834	$420,320	$64,949
Unrealized net appreciation	571	18,554	3,938
Investments, at value	25,405	438,874	68,887
Cash	—	—	35
Dividends and interest receivable	257	5,081	935
Receivable for portfolio shares issued	36	1,272	144
Prepaid expenses	8	21	8
Total Assets	25,706	445,248	70,009
LIABILITIES:
Distributions payable	37	1,325	148
Payable for investments purchased	—	10,778	—
Payable for portfolio shares redeemed	2	559	23
Advisory fees payable	3	386	8
Management fees payable	1	19	3
Administrative services fees payable	—	3	—
Trustee fees payable	—	1	—
Total Liabilities	43	13,071	182
NET ASSETS:	$25,663	$432,177	$69,827
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$3	$42	$7
Additional paid-in capital	25,081	426,133	65,692
Accumulated net investment income/(distributions in excess of net investment income)	(21)	(81)	(31)
Accumulated net realized gains/(losses) from investments	29	(12,471)	221
Net unrealized appreciation on investments	571	18,554	3,938
Net Assets	$25,663	$432,177	$69,827
NET ASSETS:
HC Strategic Shares	$25,663	$430,519	$69,392
HC Advisors Shares	—	1,658	435
Total	$25,663	$432,177	$69,827
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	2,534	42,152	6,557
HC Advisors Shares	—	162	41
Total	2,534	42,314	6,598
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$10.13	$10.21	$10.58
HC Advisors Shares	$—	$10.21	$10.58

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations
For the Six Months Ended December 31, 2012 (Unaudited)
(Amounts in thousands)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
INVESTMENT INCOME:
Interest	$12	$19	$—	$1,374
Dividends (net of foreign withholding tax of $61, $101, $5 and $3, respectively)	10,549	16,621	6,818	9,131
Total Investment Income	10,561	16,640	6,818	10,505
EXPENSES:
Advisory fees	572	887	600	821
Management fees	162	254	182	273
Administrative services fees	104	164	117	176
Distribution fees – HC Advisors Shares	1	1	1	1
Professional fees	32	63	47	68
Transfer agent fees	—	3	—	3
Compliance service fees	3	9	6	9
Custodian fees	9	24	23	42
Registration and filing fees	8	7	8	6
Trustee fees	10	27	19	27
Other	12	23	16	22
Total Expenses before waivers and expenses paid indirectly	913	1,462	1,019	1,448
Less: Expenses waived by Specialist Manager	(48)	(73)	(7)	(7)
Distribution fees waived – HC Advisors Shares	(1)	(1)	(1)	(1)
Expenses paid indirectly	(17)	(23)	(6)	(7)
Net Expenses	847	1,365	1,005	1,433
Net Investment Income	9,714	15,275	5,813	9,072
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	12,970	19,068	25,095	30,776
Net realized gains/(losses) from futures transactions	—	—	—	17,563
Net realized gains/(losses) from written options transactions	—	—	—	117
Net realized gains/(losses) from swap transactions	—	—	—	661
Net realized gains/(losses) from foreign currency transactions	—	—	—	(1,162)
Net realized gains/(losses) from investments, futures, written options, swaps and foreign currency transactions	12,970	19,068	25,095	47,955
Change in unrealized appreciation/(depreciation) on investments	19,692	33,017	2,662	6,101
Change in unrealized appreciation/(depreciation) on futures	—	—	—	(7,889)
Change in unrealized appreciation/(depreciation) on written options	—	—	—	108
Change in unrealized appreciation/(depreciation) on swaps	—	—	—	77
Change in unrealized appreciation/(depreciation) on foreign currency translations	—	(1)	—	822
Change in unrealized appreciation/(depreciation) on investments, futures, written options, swaps and foreign currency translations	19,692	33,016	2,662	(781)
Net realized/unrealized gains/(losses) from investments, futures, written options, swaps and foreign currency translations	32,662	52,084	27,757	47,174
Change in net assets resulting from operations	$42,376	$67,359	$33,570	$56,246

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations (continued)
For the Six Months Ended December 31, 2012 (Unaudited)
(Amounts in thousands)

	The Small Capitalization Equity Portfolio	The Institutional Small Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Commodity Returns Strategy Portfolio(a)
INVESTMENT INCOME:
Interest	$8	$13	$—	$544
Dividends (net of foreign withholding tax of $1, $2, $1 and $454, respectively)	1,418	2,094	800	6,120
Total Investment Income	1,426	2,107	800	6,664
EXPENSES:
Advisory fees	281	595	271	1,909
Management fees	32	51	19	187
Administrative services fees	21	33	12	121
Distribution fees – HC Advisors Shares	—	—	—	1
Professional fees	9	14	7	28
Transfer agent fees	—	1	—	—
Compliance service fees	1	2	1	4
Custodian fees	3	5	1	49
Registration and filing fees	6	4	5	10
Trustee fees	4	6	2	12
Other	3	5	4	27
Total Expenses before waivers and expenses paid indirectly	360	716	322	2,348
Less: Distribution fees waived – HC Advisors Shares	—	—	—	(1)
Expenses paid indirectly	—	(3)	—	—
Net Expenses	360	713	322	2,347
Net Investment Income	1,066	1,394	478	4,317
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	3,001	2,657	3,370	(4,021)
Net realized gains/(losses) from futures transactions	39	—	—	4,072
Net realized gains/(losses) from written options transactions	—	—	—	242
Net realized gains/(losses) from swap transactions	—	—	—	7,614
Net realized gains/(losses) from foreign currency transactions	—	—	(1)	(129)
Net realized gains/(losses) from investments, futures, written options, swaps and foreign currency transactions	3,040	2,657	3,369	7,778
Change in unrealized appreciation/(depreciation) on investments	4,776	9,123	(1,453)	55,830
Change in unrealized appreciation/(depreciation) on futures	(3)	—	—	767
Change in unrealized appreciation/(depreciation) on written options	—	—	—	(48)
Change in unrealized appreciation/(depreciation) on swaps	—	—	—	(3,871)
Change in unrealized appreciation/(depreciation) on foreign currency translations	—	—	—	(932)
Change in unrealized appreciation/(depreciation) on investments, futures, written options, swaps and foreign currency translations	4,773	9,123	(1,453)	51,746
Net realized/unrealized gains/(losses) from investments, futures, written options and foreign currency transactions	7,813	11,780	1,916	59,524
Change in net assets resulting from operations	$8,879	$13,174	$2,394	$63,841

(a)	Statement has been consolidated. Please see Note 2L in the notes to financial statements for basis of consolidation.
Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations (continued)
For the Six Months Ended December 31, 2012 (Unaudited)
(Amounts in thousands)

	The International Equity Portfolio	The Institutional International Equity Portfolio	The Emerging Markets Portfolio	The Core Fixed Income Portfolio
INVESTMENT INCOME:
Interest	$1	$1	$9	$1,169
Dividends (net of foreign withholding tax of $1,067, $1,838, $890 and $0, respectively)	14,288	23,906	9,783	54
Total Investment Income	14,289	23,907	9,792	1,223
EXPENSES:
Advisory fees	1,907	3,316	2,324	88
Management fees	319	530	200	25
Administrative services fees	205	342	129	16
Distribution fees – HC Advisors Shares	1	2	1	1
Professional fees	35	58	48	7
Transfer agent fees	2	3	2	—
Compliance service fees	5	8	5	1
Custodian fees	81	134	391	2
Registration and filing fees	9	7	15	4
Trustee fees	15	25	16	3
Other	26	45	26	6
Total Expenses before waivers and expenses paid indirectly	2,605	4,470	3,157	153
Less: Expenses waived by Specialist Manager	—	—	—	(5)
Distribution fees waived – HC Advisors Shares	(1)	(2)	(1)	(1)
Expenses paid indirectly	(6)	(10)	(4)	—
Net Expenses	2,598	4,458	3,152	147
Net Investment Income	11,691	19,449	6,640	1,076
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	25,461	13,096	(5,019)	897
Net realized gains/(losses) from futures transactions	25	48	1,928	2
Net realized gains/(losses) from foreign currency transactions	80	(103)	(24)	—
Net realized gains/(losses) from investments, futures and foreign currency transactions	25,566	13,041	(3,115)	899
Change in unrealized appreciation/(depreciation) on investments (Net of deferred foreign tax)	133,068	256,368	102,248	(67)
Change in unrealized appreciation/(depreciation) on futures	44	71	(69)	—
Change in unrealized appreciation/(depreciation) on foreign currency translations	(648)	(662)	(1,264)	—
Change in unrealized appreciation/(depreciation) on investments, futures and foreign currency translations	132,464	255,777	100,915	(67)
Net realized/unrealized gains/(losses) from investments, futures and foreign currency translations	158,030	268,818	97,800	832
Change in net assets resulting from operations	$169,721	$288,267	$104,440	$1,908

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations (continued)
For the Six Months Ended December 31, 2012 (Unaudited)
(Amounts in thousands)

	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
INVESTMENT INCOME:
Interest	$22,356	$1,799	$3,764	$2,748
Dividends	183	—	331	—
Total Investment Income	22,539	1,799	4,095	2,748
EXPENSES:
Advisory fees	1,045	153	240	209
Management fees	159	64	55	61
Administrative services fees	102	41	35	40
Distribution fees – HC Advisors Shares	—	—	—	—
Professional fees	43	17	15	25
Transfer agent fees	2	1	1	1
Compliance service fees	6	2	2	2
Custodian fees	16	5	5	9
Registration and filing fees	8	4	4	5
Trustee fees	18	7	6	—
Other	24	9	7	5
Total Expenses before waivers	1,423	303	370	357
Less: Expenses waived by Specialist Manager	—	(50)	—	—
Distribution fees waived – HC Advisors Shares	—	—	—	—
Net Expenses	1,423	253	370	357
Net Investment Income	21,116	1,546	3,725	2,391
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	4,376	2,602	4,093	461
Net realized gains/(losses) from futures transactions	—	—	—	20
Net realized gains/(losses) from investments and futures	4,376	2,602	4,093	481
Change in unrealized appreciation/(depreciation) on investments	24,447	(3,040)	909	(260)
Net realized/unrealized gains/(losses) from investments and futures	28,823	(438)	5,002	221
Change in net assets resulting from operations	$49,939	$1,108	$8,727	$2,612

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations (concluded)
For the Six Months Ended December 31, 2012 (Unaudited)
(Amounts in thousands)

	The Short-Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
INVESTMENT INCOME:
Interest	$205	$7,593	$861
Total Investment Income	205	7,593	861
EXPENSES:
Advisory fees	16	392	46
Management fees	6	114	18
Administrative services fees	4	73	12
Distribution fees – HC Advisors Shares	—	1	—
Professional fees	2	33	6
Transfer agent fees	—	1	—
Compliance service fees	—	3	2
Custodian fees	1	17	2
Registration and filing fees	3	5	4
Other	2	7	2
Total Expenses before waivers	34	646	92
Less: Distribution fees waived – HC Advisors Shares	—	(1)	—
Net Expenses	34	645	92
Net Investment Income	171	6,948	769
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	39	12,498	222
Change in unrealized appreciation/(depreciation) on investments	(109)	(6,683)	205
Net realized/unrealized gains/(losses) from investments	(70)	5,815	427
Change in net assets resulting from operations	$101	$12,763	$1,196

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets
(Amounts in thousands)

	The Value Equity Portfolio		The Institutional Value Equity Portfolio		The Growth Equity Portfolio
	For the Six Months Ended December 31, 2012	For the Year Ended June 30, 2012	For the Six Months Ended December 31, 2012	For the Year Ended June 30, 2012	For the Six Months Ended December 31, 2012	For the Year Ended June 30, 2012
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$9,714	$14,674	$15,275	$22,963	$5,813	$7,965
Net realized gains from investments, futures, written options, swaps and foreign currency transactions	12,970	32,179	19,068	33,400	25,095	105,278
Change in unrealized appreciation/(depreciation) on investments, futures, written options, swaps and foreign currency translations	19,692	(36,156)	33,016	(31,062)	2,662	(53,481)
Change in net assets resulting from operations	42,376	10,697	67,359	25,301	33,570	59,762
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(9,824)	(14,617)	(15,927)	(22,041)	(6,315)	(7,914)
HC Advisors Shares	(18)	(18)	(26)	(36)	(12)	(10)
Net realized gains from investment, futures, options and foreign currency transactions:
HC Strategic Shares	—	—	(51,203)	(13,397)	—	—
HC Advisors Shares	—	—	(87)	(20)	—	—
Change in net assets resulting from distributions	(9,842)	(14,635)	(67,243)	(35,494)	(6,327)	(7,924)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	109,697	192,440	47,501	343,758	25,515	144,801
Proceeds from reinvestment of dividends	8,449	12,769	65,727	33,211	5,290	6,620
Cost of shares redeemed	(92,345)	(127,705)	(46,063)	(228,109)	(102,484)	(206,892)
Change in net assets from HC Strategic Shares of beneficial interest	25,801	77,504	67,165	148,860	(71,679)	(55,471)
HC Advisors Shares
Proceeds from shares issued	368	217	5	500	437	180
Cost of shares redeemed	(5)	(151)	—	(122)	(7)	(255)
Change in net assets from HC Advisors Shares of beneficial interest	363	66	5	378	430	(75)
Change in net assets from shares of beneficial interest	26,164	77,570	67,170	149,238	(71,249)	(55,546)
Change in net assets	58,698	73,632	67,286	139,045	(44,006)	(3,708)
Net Assets:
Beginning of period	609,105	535,473	960,454	821,409	732,514	736,222
End of period	$667,803	$609,105	$1,027,740	$960,454	$688,508	$732,514
Accumulated net investment income/(distributions in excess of net investment income)	$187	$315	$272	$950	$(25)	$489
Share Transactions:
HC Strategic Shares
Issued	8,640	16,650	3,700	28,903	1,663	9,964
Reinvested	657	1,072	5,205	2,790	341	479
Redeemed	(7,266)	(10,736)	(3,592)	(18,554)	(6,607)	(14,310)
Change in HC Strategic Shares	2,031	6,986	5,313	13,139	(4,603)	(3,867)
HC Advisors Shares
Issued	29	18	—	41	28	12
Redeemed	—	(13)	—	(9)	—	(19)
Change in HC Advisors Shares	29	5	—	32	28	(7)
Total change in shares	2,060	6,991	5,313	13,171	(4,575)	(3,874)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Institutional Growth Equity Portfolio		The Small Capitalization Equity Portfolio		The Institutional Small Capitalization Equity Portfolio
	For the Six Months Ended December 31, 2012	For the Year Ended June 30, 2012	For the Six Months Ended December 31, 2012	For the Year Ended June 30, 2012	For the Six Months Ended December 31, 2012	For the Year Ended June 30, 2012
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$9,072	$12,535	$1,066	$644	$1,394	$531
Net realized gains from investments, futures, written options, swaps and foreign currency transactions	47,955	133,951	3,040	5,693	2,657	4,284
Change in unrealized appreciation/(depreciation) on investments, futures, written options, swaps and foreign currency translations	(781)	(60,245)	4,773	(8,839)	9,123	(7,256)
Change in net assets resulting from operations	56,246	86,241	8,879	(2,502)	13,174	(2,441)
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(9,828)	(11,253)	(987)	(626)	(1,346)	(512)
HC Advisors Shares	(16)	(18)	(2)	(1)	(2)	(1)
Net realized gains from investment, futures, options and foreign currency transactions:
HC Strategic Shares	(141,758)	(4,776)	—	—	—	—
HC Advisors Shares	(253)	(7)	—	—	—	—
Change in net assets resulting from distributions	(151,855)	(16,054)	(989)	(627)	(1,348)	(513)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	28,407	366,291	6,019	20,293	7,772	36,803
Proceeds from reinvestment of dividends	150,832	15,280	852	543	1,147	437
Cost of shares redeemed	(131,773)	(433,160)	(8,793)	(27,280)	(5,763)	(25,909)
Change in net assets from HC Strategic Shares of beneficial interest	47,466	(51,589)	(1,922)	(6,444)	3,156	11,331
HC Advisors Shares
Proceeds from shares issued	—	375	74	45	—	81
Cost of shares redeemed	(11)	(242)	(2)	(35)	—	(33)
Change in net assets from HC Advisors Shares of beneficial interest	(11)	133	72	10	—	48
Change in net assets from shares of beneficial interest	47,455	(51,456)	(1,850)	(6,434)	3,156	11,379
Change in net assets	(48,154)	18,731	6,040	(9,563)	14,982	8,425
Net Assets:
Beginning of period	1,092,375	1,073,644	125,176	134,739	197,187	188,762
End of period	$1,044,221	$1,092,375	$131,216	$125,176	$212,169	$197,187
Accumulated net investment income/(distributions in excess of net investment income)	$1,990	$2,762	$157	$80	$131	$85
Share Transactions:
HC Strategic Shares
Issued	1,875	24,859	425	1,552	569	2,863
Reinvested	11,053	1,118	59	42	81	35
Redeemed	(8,598)	(29,400)	(627)	(2,041)	(409)	(1,903)
Change in HC Strategic Shares	4,330	(3,423)	(143)	(447)	241	995
HC Advisors Shares
Issued	—	27	5	3	—	6
Redeemed	(1)	(16)	—	(2)	—	(2)
Change in HC Advisors Shares	(1)	11	5	1	—	4
Total change in shares	4,328	(3,412)	(138)	(446)	241	999

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Real Estate Securities Portfolio		The Commodity Returns Strategy Portfolio(a)		The International Equity Portfolio
	For the Six Months Ended December 31, 2012	For the Year Ended June 30, 2012	For the Six Months Ended December 31, 2012	For the Year Ended June 30, 2012	For the Six Months Ended December 31, 2012	For the Year Ended June 30, 2012
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$478	$1,338	$4,317	$4,217	$11,691	$28,860
Net realized gains/(losses) from investments, futures, written options, swaps and foreign currency transactions	3,369	24,118	7,778	(78,075)	25,566	42,008
Change in unrealized appreciation/(depreciation) on investments, futures, written options, swaps and foreign currency translations	(1,453)	(13,379)	51,746	(23,244)	132,464	(176,317)
Change in net assets resulting from operations	2,394	12,077	63,841	(97,102)	169,721	(105,449)
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(984)	(2,528)	(4,389)	(3,532)	(10,830)	(27,106)
HC Advisors Shares	(1)	(2)	(6)	(4)	(20)	(33)
Net realized gains from investment, futures, options and foreign currency transactions:
HC Strategic Shares	(20,266)	(54,409)	—	(6,914)	—	—
HC Advisors Shares	(37)	(86)	—	(8)	—	—
Change in net assets resulting from distributions	(21,288)	(57,025)	(4,395)	(10,458)	(10,850)	(27,139)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	1,482	8,712	39,647	300,958	59,643	256,525
Proceeds from reinvestment of dividends	21,221	56,805	3,639	9,370	9,194	23,006
Cost of shares redeemed	(8,439)	(90,236)	(22,348)	(16,839)	(108,721)	(161,166)
Change in net assets from HC Strategic Shares of beneficial interest	14,264	(24,719)	20,938	293,489	(39,884)	118,365
HC Advisors Shares
Proceeds from shares issued	4	134	118	470	708	561
Proceeds from reinvestment of dividends	—	1	—	—	—	—
Cost of shares redeemed	—	(174)	(66)	(40)	(78)	(273)
Change in net assets from HC Advisors Shares of beneficial interest	4	(39)	52	430	630	288
Change in net assets from shares of beneficial interest	14,268	(24,758)	20,990	293,919	(39,254)	118,653
Change in net assets	(4,626)	(69,706)	80,436	186,359	119,617	(13,935)
Net Assets:
Beginning of period	77,866	147,572	687,814	501,455	1,192,112	1,206,047
End of period	$73,240	$77,866	$768,250	$687,814	$1,311,729	$1,192,112
Accumulated net investment income/(distributions in excess of net investment income)	$(646)	$(739)	$714	$629	$2,865	$2,024
Share Transactions:
HC Strategic Shares
Issued	135	690	3,702	29,593	5,689	26,870
Reinvested	2,637	5,972	331	911	837	2,471
Redeemed	(807)	(8,067)	(2,081)	(1,568)	(10,127)	(16,833)
Change in HC Strategic Shares	1,965	(1,405)	1,952	28,936	(3,601)	12,508
HC Advisors Shares
Issued	1	12	11	45	69	57
Redeemed	—	(15)	(6)	(3)	(7)	(28)
Change in HC Advisors Shares	1	(3)	5	42	62	29
Total change in shares	1,966	(1,408)	1,957	28,978	(3,539)	12,537

(a)	Statement has been consolidated. Please see Note 2L in the notes to financial statements for basis of consolidation.
Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Institutional International Equity Portfolio		The Emerging Markets Portfolio		The Core Fixed Income Portfolio
	For the Six Months Ended December 31, 2012	For the Year Ended June 30, 2012	For the Six Months Ended December 31, 2012	For the Year Ended June 30, 2012	For the Six Months Ended December 31, 2012	For the Year Ended June 30, 2012
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$19,449	$45,986	$6,640	$9,519	$1,076	$2,468
Net realized gains/(losses) from investments, futures and foreign currency transactions	13,041	(22,269)	(3,115)	(23,661)	899	2,314
Change in unrealized appreciation/(depreciation) on investments, futures and foreign currency translations	255,777	(165,394)	100,915	(68,432)	(67)	3,194
Change in net assets resulting from operations	288,267	(141,677)	104,440	(82,574)	1,908	7,976
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(20,872)	(43,385)	(12,659)	(5,047)	(1,302)	(2,525)
HC Advisors Shares	(32)	(61)	(22)	(8)	(31)	(59)
Net realized gains from investment, futures and foreign currency transactions:
HC Strategic Shares	(14,436)	(55,893)	—	(12,583)	(1,728)	(3,842)
HC Advisors Shares	(23)	(78)	—	(23)	(42)	(84)
Change in net assets resulting from distributions	(35,363)	(99,417)	(12,681)	(17,661)	(3,103)	(6,510)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	52,099	479,414	206,100	370,751	7,215	16,301
Proceeds from reinvestment of dividends	32,528	93,343	11,619	17,201	3,026	6,210
Cost of shares redeemed	(112,304)	(95,742)	(40,141)	(79,640)	(6,627)	(32,560)
Change in net assets from HC Strategic Shares of beneficial interest	(27,677)	477,015	177,578	308,312	3,614	(10,049)
HC Advisors Shares
Proceeds from shares issued	—	1,203	193	725	123	445
Cost of shares redeemed	(118)	(159)	(36)	(137)	—	(922)
Change in net assets from HC Advisors Shares of beneficial interest	(118)	1,044	157	588	123	(477)
Change in net assets from shares of beneficial interest	(27,795)	478,059	177,735	308,900	3,737	(10,526)
Change in net assets	225,109	236,965	269,494	208,665	2,542	(9,060)
Net Assets:
Beginning of period	1,993,321	1,756,356	720,363	511,698	97,127	106,187
End of period	$2,218,430	$1,993,321	$989,857	$720,363	$99,669	$97,127
Accumulated net investment income/(distributions in excess of net investment income)	$1,737	$3,192	$(149)	$5,892	$(228)	$29
Share Transactions:
HC Strategic Shares
Issued	5,270	51,351	10,917	20,786	697	1,579
Reinvested	3,100	10,651	593	1,006	295	608
Redeemed	(11,066)	(9,745)	(2,097)	(4,157)	(641)	(3,158)
Change in HC Strategic Shares	(2,696)	52,257	9,413	17,635	351	(971)
HC Advisors Shares
Issued	—	133	11	40	11	44
Redeemed	(12)	(16)	(2)	(7)	—	(89)
Change in HC Advisors Shares	(12)	117	9	33	11	(45)
Total change in shares	(2,708)	52,374	9,422	17,668	362	(1,016)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Fixed Income Opportunity Portfolio		The U.S. Government Fixed Income Securities Portfolio		The U.S. Corporate Fixed Income Securities Portfolio
	For the Six Months Ended December 31, 2012	For the Year Ended June 30, 2012	For the Six Months Ended December 31, 2012	For the Year Ended June 30, 2012	For the Six Months Ended December 31, 2012	For the Year Ended June 30, 2012
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$21,116	$38,418	$1,546	$3,704	$3,725	$7,288
Net realized gains from investments	4,376	6,433	2,602	9,349	4,093	5,700
Change in unrealized appreciation/(depreciation) on investments	24,447	(10,935)	(3,040)	8,874	909	10,184
Change in net assets resulting from operations	49,939	33,916	1,108	21,927	8,727	23,172
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(23,584)	(38,042)	(1,598)	(3,741)	(3,874)	(7,307)
HC Advisors Shares	(29)	(62)	—	—	—	—
Net realized gains from investment transactions:
HC Strategic Shares	—	—	(6,578)	(4,574)	(5,533)	(1,753)
Change in net assets resulting from distributions	(23,613)	(38,104)	(8,176)	(8,315)	(9,407)	(9,060)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	39,374	201,651	9,249	22,529	10,004	18,669
Proceeds from reinvestment of dividends	22,220	36,098	7,820	7,638	8,912	8,203
Cost of shares redeemed	(22,227)	(100,061)	(10,437)	(85,439)	(10,443)	(66,892)
Change in net assets from HC Strategic Shares of beneficial interest	39,367	137,688	6,632	(55,272)	8,473	(40,020)
HC Advisors Shares
Proceeds from shares issued	25	142	—	—	—	—
Cost of shares redeemed	—	(196)	—	—	—	—
Change in net assets from HC Advisors Shares of beneficial interest	25	(54)	—	—	—	—
Change in net assets from shares of beneficial interest	39,392	137,634	6,632	(55,272)	8,473	(40,020)
Change in net assets	65,718	133,446	(436)	(41,660)	7,793	(25,908)
Net Assets:
Beginning of period	586,706	453,260	250,150	291,810	207,893	233,801
End of period	$652,424	$586,706	$249,714	$250,150	$215,686	$207,893
Accumulated net investment income/(distributions in excess of net investment income)	$106	$2,603	$(4)	$48	$(3)	$146
Share Transactions:
HC Strategic Shares
Issued	5,287	28,758	881	2,179	926	1,797
Reinvested	2,962	5,130	764	734	837	790
Redeemed	(2,949)	(13,951)	(1,007)	(8,188)	(970)	(6,415)
Change in HC Strategic Shares	5,300	19,937	638	(5,275)	793	(3,828)
HC Advisors Shares
Issued	3	20	—	—	—	—
Redeemed	—	(27)	—	—	—	—
Change in HC Advisors Shares	3	(7)	—	—	—	—
Total change in shares	5,303	19,930	638	(5,275)	793	(3,828)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio		The Short-Term Municipal Bond Portfolio		The Intermediate Term Municipal Bond Portfolio
	For the Six Months Ended December 31, 2012	For the Year Ended June 30, 2012	For the Six Months Ended December 31, 2012	For the Year Ended June 30, 2012	For the Six Months Ended December 31, 2012	For the Year Ended June 30, 2012
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$2,391	$6,281	$171	$569	$6,948	$15,318
Net realized gains from investments and futures	481	2,228	39	240	12,498	6,669
Change in unrealized appreciation/(depreciation) on investments and futures	(260)	4,283	(109)	(71)	(6,683)	16,181
Change in net assets resulting from operations	2,612	12,792	101	738	12,763	38,168
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(4,436)	(8,922)	(184)	(572)	(7,455)	(15,512)
HC Advisors Shares	—	—	—	—	(24)	(33)
Net realized gains from investment and futures transactions:
HC Strategic Shares	—	(905)	(232)	(64)	—	—
Change in net assets resulting from distributions	(4,436)	(9,827)	(416)	(636)	(7,479)	(15,545)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	12,451	24,238	3,623	2,569	26,525	38,957
Proceeds from reinvestment of dividends	3,716	8,375	408	626	7,170	14,835
Cost of shares redeemed	(9,913)	(75,881)	(3,771)	(10,097)	(50,813)	(127,226)
Change in net assets from HC Strategic Shares of beneficial interest	6,254	(43,268)	260	(6,902)	(17,118)	(73,434)
HC Advisors Shares
Proceeds from shares issued	—	—	—	—	599	296
Cost of shares redeemed	—	—	—	—	(9)	(504)
Change in net assets from HC Advisors Shares of beneficial interest	—	—	—	—	590	(208)
Change in net assets from shares of beneficial interest	6,254	(43,268)	260	(6,902)	(16,528)	(73,642)
Change in net assets	4,430	(40,303)	(55)	(6,800)	(11,244)	(51,019)
Net Assets:
Beginning of period	237,857	278,160	25,718	32,518	443,421	494,440
End of period	$242,287	$237,857	$25,663	$25,718	$432,177	$443,421
Accumulated net investment income/(distributions in excess of net investment income)	$(1,897)	$148	$(21)	$(8)	$(81)	$450
Share Transactions:
HC Strategic Shares
Issued	1,214	2,371	356	252	2,599	3,895
Reinvested	363	820	40	61	701	1,491
Redeemed	(971)	(7,397)	(368)	(983)	(4,948)	(12,759)
Change in HC Strategic Shares	606	(4,206)	28	(670)	(1,648)	(7,373)
HC Advisors Shares
Issued	—	—	—	—	58	30
Redeemed	—	—	—	—	(1)	(51)
Change in HC Advisors Shares	—	—	—	—	57	(21)
Total change in shares	606	(4,206)	28	(670)	(1,591)	(7,394)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (concluded)
(Amounts in thousands)

	The Intermediate Term Municipal Bond II Portfolio
	For the Six Months Ended December 31, 2012	For the Year Ended June 30, 2012
	(Unaudited)
Operations:
Net investment income	$769	$1,581
Net realized gains from investments	222	241
Change in unrealized appreciation on investments	205	3,116
Change in net assets resulting from operations	1,196	4,938
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(792)	(1,607)
HC Advisors Shares	(4)	(6)
Net realized gains from investment transactions:
HC Strategic Shares	(193)	(46)
HC Advisors Shares	(1)	—
Change in net assets resulting from distributions	(990)	(1,659)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	4,462	11,412
Proceeds from reinvestment of dividends	963	1,608
Cost of shares redeemed	(8,616)	(16,203)
Change in net assets from HC Strategic Shares of beneficial interest	(3,191)	(3,183)
HC Advisors Shares
Proceeds from shares issued	160	78
Cost of shares redeemed	(2)	(117)
Change in net assets from HC Advisors Shares of beneficial interest	158	(39)
Change in net assets from shares of beneficial interest	(3,033)	(3,222)
Change in net assets	(2,827)	57
Net Assets:
Beginning of period	72,654	72,597
End of period	$69,827	$72,654
Accumulated net investment income/(distributions in excess of net investment income)	$(31)	$(4)
Share Transactions:
HC Strategic Shares
Issued	420	1,093
Reinvested	91	154
Redeemed	(807)	(1,552)
Change in HC Strategic Shares	(296)	(305)
HC Advisors Shares
Issued	15	7
Redeemed	—	(11)
Change in HC Advisors Shares	15	(4)
Total change in shares	(281)	(309)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized/ Unrealized Gains (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital		Total Distributions to Shareholders
The Value Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2012(d)	$12.22	$0.19	$0.65	$0.84	$(0.19)	$—	$—		$(0.19)
Year Ended June 30, 2012	12.50	0.30	(0.28)	0.02	(0.30)	—	—		(0.30)
Year Ended June 30, 2011	9.98	0.22	2.52	2.74	(0.22)	—	—		(0.22)
Year Ended June 30, 2010	8.84	0.21	1.13	1.34	(0.20)	—	—		(0.20)
Year Ended June 30, 2009	13.22	0.29	(4.21)	(3.92)	(0.30)	(0.16)	—		(0.46)
Year Ended June 30, 2008	18.26	0.32	(3.32)	(3.00)	(0.33)	(1.71)	—		(2.04)
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$12.22	$0.19	$0.65	$0.84	$(0.19)	$—	$—		$(0.19)
Year Ended June 30, 2012	12.49	0.31	(0.28)	0.03	(0.30)	—	—		(0.30)
Period Ended June 30, 2011(e)	9.93	0.21	2.57	2.78	(0.22)	—	—		(0.22)
The Institutional Value Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2012(d)	$12.55	$0.19	$0.67	$0.86	$(0.20)	$(0.65)	$—		$(0.85)
Year Ended June 30, 2012	12.96	0.13	(0.06)	0.07	(0.30)	(0.18)	—		(0.48)
Year Ended June 30, 2011	10.26	0.23	2.67	2.90	(0.20)	—	—		(0.20)
Year Ended June 30, 2010	9.02	0.17	1.24	1.41	(0.17)	—	—		(0.17)
Period Ended June 30, 2009(g)	12.93	0.26	(3.93)	(3.67)	(0.24)	—	—		(0.24)
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$12.55	$0.19	$0.67	$0.86	$(0.20)	$(0.65)	$—		$(0.85)
Year Ended June 30, 2012	12.97	0.14	(0.08)	0.06	(0.30)	(0.18)	—		(0.48)
Period Ended June 30, 2011(e)	10.21	0.21	2.75	2.96	(0.20)	—	—		(0.20)
The Growth Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2012(d)	$14.88	$0.13	$0.55	$0.68	$(0.14)	$—	$—		$(0.14)
Year Ended June 30, 2012	13.87	0.15	1.01	1.16	(0.15)	—	—		(0.15)
Year Ended June 30, 2011	10.39	0.10	3.48	3.58	(0.10)	—	—		(0.10)
Year Ended June 30, 2010	9.42	0.10	0.97	1.07	(0.10)	—	—		(0.10)
Year Ended June 30, 2009	12.09	0.10	(2.67)	(2.57)	(0.10)	—	—		(0.10)
Year Ended June 30, 2008	12.85	0.12	(0.75)	(0.63)	(0.13)	—	—		(0.13)
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$14.86	$0.12	$0.56	$0.68	$(0.14)	$—	$—		$(0.14)
Year Ended June 30, 2012	13.85	0.15	1.01	1.16	(0.15)	—	—		(0.15)
Period Ended June 30, 2011(e)	10.40	0.10	3.45	3.55	(0.10)	—	—		(0.10)
The Institutional Growth Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2012(d)	$15.02	$0.13	$0.63	$0.76	$(0.14)	$(2.09)	$—		$(2.23)
Year Ended June 30, 2012	14.10	0.16	0.97	1.13	(0.15)	(0.06)	—		(0.21)
Year Ended June 30, 2011	10.58	0.12	3.50	3.62	(0.10)	—	—		(0.10)
Year Ended June 30, 2010	9.50	0.07	1.10	1.17	(0.09)	—	—		(0.09)
Period Ended June 30, 2009(h)	12.36	0.11	(2.88)	(2.77)	(0.09)	—	—		(0.09)
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$15.01	$0.13	$0.64	$0.77	$(0.14)	$(2.09)	$—		$(2.23)
Year Ended June 30, 2012	14.10	0.16	0.96	1.12	(0.15)	(0.06)	—		(0.21)
Period Ended June 30, 2011(e)	10.59	0.11	3.50	3.61	(0.10)	—	—		(0.10)
The Small Capitalization Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2012(d)	$13.68	$0.11	$0.88	$0.99	$(0.11)	$—	$—		$(0.11)
Year Ended June 30, 2012	14.04	0.07	(0.36)	(0.29)	(0.07)	—	—		(0.07)
Year Ended June 30, 2011	10.41	0.05	3.64	3.69	(0.06)	—	—		(0.06)
Year Ended June 30, 2010	8.94	0.04	1.47	1.51	(0.04)	—	—		(0.04)
Year Ended June 30, 2009	12.62	0.04	(3.67)	(3.63)	(0.04)	—	(0.01)		(0.05)
Year Ended June 30, 2008	15.83	0.09	(1.70)	(1.61)	(0.11)	(1.49)	—		(1.60)
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$13.66	$0.11	$0.89	$1.00	$(0.11)	$—	$—		$(0.11)
Year Ended June 30, 2012	14.03	0.07	(0.37)	(0.30)	(0.07)	—	—		(0.07)
Period Ended June 30, 2011(e)	10.13	0.05	3.91	3.96	(0.06)	—	—		(0.06)
The Institutional Small Capitalization Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2012(d)	$13.52	$0.09	$0.80	$0.89	$(0.09)	$—	$—		$(0.09)
Year Ended June 30, 2012	13.90	0.04	(0.38)	(0.34)	(0.04)	—	—		(0.04)
Year Ended June 30, 2011	10.32	0.05	3.59	3.64	(0.06)	—	—		(0.06)
Year Ended June 30, 2010	8.88	0.05	1.43	1.48	(0.04)	—	—		(0.04)
Period Ended June 30, 2009(i)	12.93	0.05	(4.05)	(4.00)	(0.05)	—	—	(j)	(0.05)
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$13.52	$0.09	$0.79	$0.88	$(0.09)	$—	$—		$(0.09)
Year Ended June 30, 2012	13.90	0.04	(0.38)	(0.34)	(0.04)	—	—		(0.04)
Period Ended June 30, 2011(e)	10.05	0.05	3.86	3.91	(0.06)	—	—		(0.06)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Unaudited.
(e)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(f)	Portfolio Turnover does not include TBA security transactions.
(g)	For the period July 18, 2008 (commencement of operations) through June 30, 2009.
(h)	For the period August 8, 2008 (commencement of operations) through June 30, 2009.
(i)	For the period August 15, 2008 (commencement of operations) through June 30, 2009.
(j)	Amount rounds to less than $0.005 per share.

See accompanying notes to financial statements.

			Ratios/Supplementary Data:
	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Value Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2012(d)	$12.87	6.90%	$666,578	0.28%	0.26%	0.26%	2.99%	19.19%
Year Ended June 30, 2012	12.22	0.23%	608,294	0.29%	0.26%	0.26%	2.59%	108.58%
Year Ended June 30, 2011	12.50	27.56%	534,710	0.37%	0.31%	0.31%	1.90%	72.04%
Year Ended June 30, 2010	9.98	14.94%	411,468	0.38%	0.33%	0.34%	1.88%	77.68%
Year Ended June 30, 2009	8.84	(29.60)%	477,437	0.41%	0.35%	0.40%	2.69%	139.39%
Year Ended June 30, 2008	13.22	(17.95)%	1,090,524	0.45%	0.43%	0.45%	2.08%	76.84%
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$12.87	6.82%	$1,225	0.40%	0.26%	0.26%	3.05%	19.19%
Year Ended June 30, 2012	12.22	0.32%	811	0.29%	0.26%	0.26%	2.58%	108.58%
Period Ended June 30, 2011(e)	12.49	28.10%	763	0.62%	0.31%	0.31%	1.98%	72.04%
The Institutional Value Equity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2012(d)	$12.56	6.93%	$1,026,076	0.29%	0.27%	0.27%	3.00%	19.95%
Year Ended June 30, 2012	12.55	0.78%	958,796	0.29%	0.26%	0.26%	2.58%	128.77%
Year Ended June 30, 2011	12.96	28.41%	820,117	0.40%	0.35%	0.35%	1.79%	97.05	%(f)
Year Ended June 30, 2010	10.26	15.54%	688,971	0.42%	0.37%	0.38%	1.60%	107.30%
Period Ended June 30, 2009(g)	9.02	(28.85)%	377,956	0.41%	0.38%	0.41%	2.96%	129.30%
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$12.56	6.93%	$1,664	0.39%	0.27%	0.27%	3.00%	19.95%
Year Ended June 30, 2012	12.55	0.70%	1,658	0.29%	0.26%	0.26%	2.58%	128.77%
Period Ended June 30, 2011(e)	12.97	29.14%	1,292	0.65%	0.35%	0.35%	1.83%	97.05	%(f)
The Growth Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2012(d)	$15.42	4.57%	$687,115	0.28%	0.28%	0.28%	1.59%	11.75%
Year Ended June 30, 2012	14.88	8.49%	731,586	0.31%	0.31%	0.31%	1.11%	64.59%
Year Ended June 30, 2011	13.87	34.56%	735,267	0.37%	0.36%	0.37%	0.82%	49.14%
Year Ended June 30, 2010	10.39	11.26%	589,930	0.37%	0.37%	0.37%	0.89%	51.80%
Year Ended June 30, 2009	9.42	(21.17)%	783,162	0.39%	0.38%	0.39%	1.00%	72.93%
Year Ended June 30, 2008	12.09	(4.99)%	1,793,843	0.32%	0.31%	0.32%	0.94%	42.13%
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$15.40	4.57%	$1,393	0.40%	0.28%	0.28%	1.59%	11.75%
Year Ended June 30, 2012	14.86	8.50%	928	0.31%	0.31%	0.31%	1.10%	64.59%
Period Ended June 30, 2011(e)	13.85	34.24%	955	0.62%	0.36%	0.37%	0.83%	49.14%
The Institutional Growth Equity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2012(d)	$13.55	5.07%	$1,042,581	0.26%	0.26%	0.26%	1.66%	20.56%
Year Ended June 30, 2012	15.02	8.20%	1,090,547	0.32%	0.32%	0.32%	1.18%	83.80%
Year Ended June 30, 2011	14.10	34.29%	1,072,089	0.39%	0.38%	0.37%	0.92%	85.12	%(f)
Year Ended June 30, 2010	10.58	12.23%	858,425	0.40%	0.40%	0.40%	0.68%	85.24%
Period Ended June 30, 2009(h)	9.50	(21.82)%	541,074	0.40%	0.39%	0.39%	1.36%	66.73%
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$13.55	5.14%	$1,640	0.37%	0.26%	0.26%	1.68%	20.56%
Year Ended June 30, 2012	15.01	8.13%	1,828	0.32%	0.32%	0.32%	1.19%	83.80%
Period Ended June 30, 2011(e)	14.10	34.16%	1,555	0.64%	0.38%	0.37%	0.92%	85.12	%(f)
The Small Capitalization Equity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2012(d)	$14.56	7.25%	$130,968	0.56%	0.56%	0.56%	1.66%	8.34%
Year Ended June 30, 2012	13.68	(2.06)%	125,014	0.63%	0.63%	0.63%	0.52%	57.28%
Year Ended June 30, 2011	14.04	35.48%	134,582	0.70%	0.70%	0.70%	0.37%	51.76%
Year Ended June 30, 2010	10.41	16.83%	113,749	0.74%	0.73%	0.74%	0.37%	101.53%
Year Ended June 30, 2009	8.94	(28.72)%	303,317	0.75%	0.74%	0.75%	0.45%	99.01%
Year Ended June 30, 2008	12.62	(10.87)%	663,733	0.62%	0.61%	0.62%	0.63%	111.13%
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$14.55	7.33%	$248	0.68%	0.56%	0.56%	1.66%	8.34%
Year Ended June 30, 2012	13.66	(2.13)%	162	0.63%	0.63%	0.63%	0.52%	57.28%
Period Ended June 30, 2011(e)	14.03	39.12%	157	0.95%	0.70%	0.70%	0.37%	51.76%
The Institutional Small Capitalization Equity Portfolio HC Strategic Shares
Six Months Ended December 31, 2012(d)	$14.32	6.60%	$211,877	0.70%	0.69%	0.69%	1.36%	19.07%
Year Ended June 30, 2012	13.52	(2.45)%	196,911	0.78%	0.76%	0.76%	0.29%	81.04%
Year Ended June 30, 2011	13.90	35.33%	188,534	0.71%	0.71%	0.71%	0.42%	100.93%
Year Ended June 30, 2010	10.32	16.65%	161,671	0.72%	0.71%	0.72%	0.41%	156.96%
Period Ended June 30, 2009(i)	8.88	(31.85)%	200,992	0.75%	0.73%	0.74%	0.65%	71.46%
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$14.31	6.52%	$292	0.81%	0.69%	0.69%	1.36%	19.07%
Year Ended June 30, 2012	13.52	(2.45)%	276	0.78%	0.76%	0.76%	0.29%	81.04%
Period Ended June 30, 2011(e)	13.90	38.97%	228	0.96%	0.71%	0.71%	0.44%	100.93%

See accompanying notes to financial statements.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:					Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gains (Losses) on Investments		Total from Operations	Net Investment Income		Net Realized Gains from Investments	Tax Return of Capital		Total Distributions to Shareholders
The Real Estate Securities Portfolio
HC Strategic Shares
Six Months Ended December 31, 2012(d)	$11.16	$0.07	(e)	$0.19	(e)	$0.26	$(0.11)		$(3.12)	$—		$(3.23)
Year Ended June 30, 2012	17.60	0.13	(e)	0.63	(e)	0.76	(0.20)		(7.00)	—		(7.20)
Year Ended June 30, 2011	13.53	0.20		4.71		4.91	(0.33)		(0.51)	—		(0.84)
Year Ended June 30, 2010	10.08	0.21		3.53		3.74	(0.27)		(0.02)	—		(0.29)
Period Ended June 30, 2009(f)	10.00	0.02		0.07		0.09	(0.01)		—	—		(0.01)
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$11.16	$0.07	(e)	$0.19	(e)	$0.26	$(0.11)		$(3.12)	$—		$(3.23)
Year Ended June 30, 2012	17.60	0.17	(e)	0.59	(e)	0.76	(0.20)		(7.00)	—		(7.20)
Period Ended June 30, 2011(g)	13.08	0.19		5.17		5.36	(0.33)		(0.51)	—		(0.84)
The Commodity Returns Strategy Portfolio
HC Strategic Shares
Six Months Ended December 31, 2012(d)(h)	$10.01	$0.06		$0.86		$0.92	$(0.06)		$—	$—		$(0.06)
Year Ended June 30, 2012(h)	12.62	0.07		(2.46)		(2.39)	(0.06)		(0.16)	—		(0.22)
Year Ended June 30, 2011(h)	9.57	0.04		3.19		3.23	(0.04)		(0.14)	—		(0.18)
Period Ended June 30, 2010(i)	10.00	—	(j)	(0.43)		(0.43)	—		—	—		—
HC Advisors Shares
Six Months Ended December 31, 2012(d)(h)	$10.01	$0.06		$0.86		$0.92	$(0.06)		$—	$—		$(0.06)
Year Ended June 30, 2012(h)	12.62	0.08		(2.47)		(2.39)	(0.06)		(0.16)	—		(0.22)
Period Ended June 30, 2011(g)(h)	9.71	0.05		3.04		3.09	(0.04)		(0.14)	—		(0.18)
The International Equity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2012(d)	$9.74	$0.10	(e)	$1.29	(e)	$1.39	$(0.09)		$—	$—		$(0.09)
Year Ended June 30, 2012	10.98	0.24		(1.25)		(1.01)	(0.23)		—	—		(0.23)
Year Ended June 30, 2011	8.51	0.25		2.49		2.74	(0.27)		—	—		(0.27)
Year Ended June 30, 2010	7.92	0.17		0.58		0.75	(0.16)		—	—		(0.16)
Year Ended June 30, 2009	12.41	0.17		(4.17)		(4.00)	(0.13)		(0.35)	(0.01)		(0.49)
Year Ended June 30, 2008	15.35	0.26		(1.36)		(1.10)	(0.28)		(1.56)	—		(1.84)
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$9.75	$0.10	(e)	$1.29	(e)	$1.39	$(0.09)		$—	$—		$(0.09)
Year Ended June 30, 2012	10.99	0.24		(1.25)		(1.01)	(0.23)		—	—		(0.23)
Period Ended June 30, 2011(g)	8.74	0.23		2.29		2.52	(0.27)		—	—		(0.27)
The Institutional International Equity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2012(d)	$9.38	$0.09		$1.27		$1.36	$(0.10)		$(0.07)	$—		$(0.17)
Year Ended June 30, 2012	10.97	0.22		(1.29)		(1.07)	(0.21)		(0.31)	—		(0.52)
Year Ended June 30, 2011	8.51	0.25		2.49		2.74	(0.28)		—	—		(0.28)
Period Ended June 30, 2010(k)	9.64	0.14		(1.14)		(1.00)	(0.13)		—	—		(0.13)
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$9.37	$0.09		$1.28		$1.37	$(0.10)		$(0.07)	$—		$(0.17)
Year Ended June 30, 2012	10.96	0.23		(1.30)		(1.07)	(0.21)		(0.31)	—		(0.52)
Period Ended June 30, 2011(g)	8.73	0.24		2.27		2.51	(0.28)		—	—		(0.28)
The Emerging Markets Portfolio
HC Strategic Shares
Six Months Ended December 31, 2012(d)	$17.79	$0.15	(e)	$2.15	(e)	$2.30	$(0.26)		$—	$—		$(0.26)
Year Ended June 30, 2012	22.42	0.18		(4.20)		(4.02)	(0.17)		(0.44)	—		(0.61)
Year Ended June 30, 2011	17.81	0.25		4.72		4.97	(0.15)		(0.21)	—		(0.36)
Period Ended June 30, 2010(l)	18.84	0.12		(1.15)		(1.03)	—	(j)	—	—	(j)	—	(j)
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$17.79	$0.15	(e)	$2.15	(e)	$2.30	$(0.26)		$—	$—		$(0.26)
Year Ended June 30, 2012	22.42	0.19		(4.21)		(4.02)	(0.17)		(0.44)	—		(0.61)
Period Ended June 30, 2011(g)	18.17	0.25		4.36		4.61	(0.15)		(0.21)	—		(0.36)
The Core Fixed Income Portfolio
HC Strategic Shares
Six Months Ended December 31, 2012(d)	$10.27	$0.11		$0.09		$0.20	$(0.14)		$(0.18)	$—		$(0.32)
Year Ended June 30, 2012	10.14	0.24		0.53		0.77	(0.25)		(0.39)	—		(0.64)
Year Ended June 30, 2011	10.25	0.19		0.15		0.34	(0.25)		(0.20)	—		(0.45)
Year Ended June 30, 2010	9.57	0.32		0.70		1.02	(0.34)		—	—		(0.34)
Year Ended June 30, 2009	9.78	0.46		(0.17)		0.29	(0.50)		—	—		(0.50)
Year Ended June 30, 2008	9.69	0.51		0.09		0.60	(0.51)		—	—		(0.51)
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$10.26	$0.11		$0.09		$0.20	$(0.14)		$(0.18)	$—		$(0.32)
Year Ended June 30, 2012	10.13	0.24		0.53		0.77	(0.25)		(0.39)	—		(0.64)
Period Ended June 30, 2011(g)	10.27	0.24		0.07		0.31	(0.25)		(0.20)	—		(0.45)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Unaudited.
(e)	Per share amounts are based on average shares outstanding.
(f)	For the period May 21, 2009 (commencement of operations) through June 30, 2009.
(g)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(h)	Statement has been consolidated. Please see Note 2L in the Notes to Financial Statements for basis of consolidation.
(i)	For the period June 8, 2010 (commencement of operations) through June 30, 2010.
(j)	Amount rounds to less than $0.005 per share.
(k)	For the period November 20, 2009 (commencement of operations) through June 30, 2010.
(l)	For the period December 10, 2009 (commencement of operations) through June 30, 2010.
(m)	Portfolio Turnover does not include TBA security transactions.

See accompanying notes to financial statements.

			Ratios/Supplementary Data:
	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Real Estate Securities Portfolio
HC Strategic Shares
Six Months Ended December 31, 2012(d)	$8.19	3.23%	$73,144	0.86%	0.86%	0.86%	1.28%	22.24%
Year Ended June 30, 2012	11.16	12.29%	77,739	0.82%	0.82%	0.82%	1.00%	70.31%
Year Ended June 30, 2011	17.60	37.15%	147,326	0.80%	0.80%	0.80%	2.15%	79.82%
Year Ended June 30, 2010	13.53	37.08%	207,039	0.82%	0.82%	0.82%	1.91%	45.39%
Period Ended June 30, 2009(f)	10.08	0.91%	37,123	1.05%	1.05%	1.05%	1.57%	4.41%
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$8.19	3.23%	$96	1.03%	0.86%	0.86%	1.25%	22.24%
Year Ended June 30, 2012	11.16	12.29%	127	0.82%	0.82%	0.82%	1.30%	70.31%
Period Ended June 30, 2011(g)	17.60	41.98%	246	1.05%	0.80%	0.80%	2.08%	79.82%
The Commodity Returns Strategy Portfolio
HC Strategic Shares
Six Months Ended December 31, 2012(d)	$10.87	9.21%	$767,215	0.63%	0.62%	0.62%	1.15%	12.79%
Year Ended June 30, 2012(h)	10.01	(18.95)%	686,912	0.73%	0.73%	0.73%	0.83%	83.66%
Year Ended June 30, 2011(h)	12.62	33.86%	500,846	1.03%	1.03%	1.03%	0.40%	79.60%
Period Ended June 30, 2010(i)	9.57	(4.30)%	120,841	1.06%	1.06%	1.06%	(0.40)%	3.26%
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$10.87	9.21%	$1,035	0.73%	0.62%	0.62%	1.15%	12.79%
Year Ended June 30, 2012(h)	10.01	(18.95)%	902	0.73%	0.73%	0.73%	0.84%	83.66%
Period Ended June 30, 2011(g)(h)	12.62	31.93%	609	1.28%	1.03%	1.03%	0.44%	79.60%
The International Equity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2012(d)	$11.04	14.28%	$1,309,253	0.41%	0.41%	0.41%	1.83%	21.92%
Year Ended June 30, 2012	9.74	(9.13)%	1,190,531	0.54%	0.54%	0.54%	2.58%	68.87%
Year Ended June 30, 2011	10.98	32.30%	1,204,581	0.57%	0.57%	0.57%	2.42%	49.11%
Year Ended June 30, 2010	8.51	9.39%	926,187	0.60%	0.60%	0.60%	1.51%	74.59%
Year Ended June 30, 2009	7.92	(31.95)%	1,678,621	0.62%	0.61%	0.62%	2.41%	70.27%
Year Ended June 30, 2008	12.41	(8.11)%	1,811,359	0.81%	0.81%	0.81%	1.80%	57.27%
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$11.05	14.27%	$2,476	0.53%	0.41%	0.41%	1.83%	21.92%
Year Ended June 30, 2012	9.75	(9.12)%	1,581	0.54%	0.54%	0.54%	2.62%	68.87%
Period Ended June 30, 2011(g)	10.99	28.93%	1,466	0.82%	0.57%	0.57%	3.05%	49.11%
The Institutional International Equity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2012(d)	$10.57	14.52%	$2,215,005	0.42%	0.42%	0.42%	1.83%	17.52%
Year Ended June 30, 2012	9.38	(9.40)%	1,990,173	0.55%	0.55%	0.55%	2.59%	68.64%
Year Ended June 30, 2011	10.97	32.24%	1,753,957	0.58%	0.58%	0.58%	2.30%	54.67%
Period Ended June 30, 2010(k)	8.51	(10.46)%	1,417,353	0.60%	0.59%	0.60%	2.48%	24.84%
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$10.57	14.64%	$3,425	0.53%	0.42%	0.42%	1.83%	17.52%
Year Ended June 30, 2012	9.37	(9.41)%	3,148	0.55%	0.55%	0.55%	2.68%	68.64%
Period Ended June 30, 2011(g)	10.96	28.79%	2,399	0.83%	0.58%	0.58%	2.53%	54.67%
The Emerging Markets Portfolio
HC Strategic Shares
Six Months Ended December 31, 2012(d)	$19.83	12.93%	$988,179	0.79%	0.78%	0.78%	1.65%	41.50%
Year Ended June 30, 2012	17.79	(17.81)%	719,013	0.98%	0.98%	0.98%	1.68%	52.27%
Year Ended June 30, 2011	22.42	28.05%	510,732	1.00%	1.00%	1.00%	1.21%	61.56%
Period Ended June 30, 2010(l)	17.81	(5.45)%	345,184	1.04%	1.04%	1.04%	1.32%	44.29%
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$19.83	12.93%	$1,678	0.90%	0.78%	0.78%	1.65%	41.50%
Year Ended June 30, 2012	17.79	(17.81)%	1,350	0.98%	0.98%	0.98%	1.68%	52.27%
Period Ended June 30, 2011(g)	22.42	25.44%	966	1.25%	1.00%	1.00%	1.28%	61.56%
The Core Fixed Income Portfolio
HC Strategic Shares
Six Months Ended December 31, 2012(d)	$10.15	1.97%	$97,344	0.29%	0.29%	0.29%	2.15%	24.91	%(m)
Year Ended June 30, 2012	10.27	7.75%	94,895	0.30%	0.30%	0.30%	2.34%	64.20	%(m)
Year Ended June 30, 2011	10.14	3.36%	103,528	0.33%	0.33%	0.33%	2.30%	684.04	%(m)
Year Ended June 30, 2010	10.25	10.78%	356,056	0.34%	0.34%	0.34%	3.23%	511.41	%(m)
Year Ended June 30, 2009	9.57	3.19%	299,234	0.38%	0.38%	0.38%	4.88%	221.65	%(m)
Year Ended June 30, 2008	9.78	6.20%	310,476	0.34%	0.34%	0.34%	5.09%	201.23	%(m)
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$10.14	1.97%	$2,325	0.41%	0.29%	0.29%	2.15%	24.91	%(m)
Year Ended June 30, 2012	10.26	7.76%	2,232	0.30%	0.30%	0.30%	2.36%	64.20	%(m)
Period Ended June 30, 2011(g)	10.13	3.05%	2,659	0.58%	0.33%	0.33%	2.26%	684.04	%(m)

See accompanying notes to financial statements.

HC CAPITAL TRUST
Financial Highlights (concluded)
Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized/ Unrealized Gains (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
The Fixed Income Opportunity Portfolio HC Strategic Shares
Six Months Ended December 31, 2012(d)	$7.22	$0.25	$0.35	$0.60	$(0.28)	$—	$(0.28)
Year Ended June 30, 2012	7.39	0.52	(0.16)	0.36	(0.53)	—	(0.53)
Year Ended June 30, 2011	6.73	0.57	0.66	1.23	(0.57)	—	(0.57)
Year Ended June 30, 2010	6.19	0.58	0.52	1.10	(0.56)	—	(0.56)
Year Ended June 30, 2009	6.92	0.49	(0.73)	(0.24)	(0.49)	—	(0.49)
Year Ended June 30, 2008	7.58	0.52	(0.57)	(0.05)	(0.61)	—	(0.61)
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$7.22	$0.25	$0.35	$0.60	$(0.28)	$—	$(0.28)
Year Ended June 30, 2012	7.39	0.53	(0.17)	0.36	(0.53)	—	(0.53)
Period Ended June 30, 2011(e)	6.74	0.53	0.69	1.22	(0.57)	—	(0.57)
The U.S. Government Fixed Income Securities Portfolio HC Strategic Shares
Six Months Ended December 31, 2012(d)	$10.48	$0.06	$(0.01)	$0.05	$(0.06)	$(0.28)	$(0.34)
Year Ended June 30, 2012	10.01	0.15	0.66	0.81	(0.15)	(0.19)	(0.34)
Period Ended June 30, 2011(f)	10.00	0.07	0.01	0.08	(0.07)	—	(0.07)
The U.S. Corporate Fixed Income Securities Portfolio HC Strategic Shares
Six Months Ended December 31, 2012(d)	$10.59	$0.18	$0.25	$0.43	$(0.19)	$(0.27)	$(0.46)
Year Ended June 30, 2012	9.96	0.26	0.81	1.07	(0.35)	(0.09)	(0.44)
Period Ended June 30, 2011(f)	10.00	0.18	(0.04)	0.14	(0.18)	—	(0.18)
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio HC Strategic Shares
Six Months Ended December 31, 2012(d)	$10.22	$0.10	$0.02	$0.12	$(0.19)	$—	$(0.19)
Year Ended June 30, 2012	10.13	0.25	0.24	0.49	(0.36)	(0.04)	(0.40)
Period Ended June 30, 2011(f)	10.00	0.10	0.13	0.23	(0.10)	—	(0.10)
The Short-Term Municipal Bond Portfolio HC Strategic Shares
Six Months Ended December 31, 2012(d)	$10.26	$0.07	$(0.02)	$0.05	$(0.07)	$(0.11)	$(0.18)
Year Ended June 30, 2012	10.24	0.20	0.04	0.24	(0.20)	(0.02)	(0.22)
Year Ended June 30, 2011	10.28	0.22	(0.03)	0.19	(0.22)	(0.01)	(0.23)
Year Ended June 30, 2010	10.23	0.27	0.07	0.34	(0.26)	(0.03)	(0.29)
Year Ended June 30, 2009	10.04	0.31	0.20	0.51	(0.31)	(0.01)	(0.32)
Year Ended June 30, 2008	9.93	0.33	0.12	0.45	(0.34)	—	(0.34)
The Intermediate Term Municipal Bond Portfolio HC Strategic Shares
Six Months Ended December 31, 2012(d)	$10.10	$0.16	$0.12	$0.28	$(0.17)	$—	$(0.17)
Year Ended June 30, 2012	9.64	0.33	0.46	0.79	(0.33)	—	(0.33)
Year Ended June 30, 2011	9.59	0.34	0.05	0.39	(0.34)	—	(0.34)
Year Ended June 30, 2010	9.17	0.36	0.42	0.78	(0.36)	—	(0.36)
Year Ended June 30, 2009	9.58	0.40	(0.41)	(0.01)	(0.40)	—	(0.40)
Year Ended June 30, 2008	9.77	0.41	(0.19)	0.22	(0.41)	—	(0.41)
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$10.10	$0.16	$0.12	$0.28	$(0.17)	$—	$(0.17)
Year Ended June 30, 2012	9.64	0.33	0.46	0.79	(0.33)	—	(0.33)
Period Ended June 30, 2011(e)	9.61	0.32	0.05	0.37	(0.34)	—	(0.34)
The Intermediate Term Municipal Bond II Portfolio HC Strategic Shares
Six Months Ended December 31, 2012(d)	$10.56	$0.11	$0.06	$0.17	$(0.12)	$(0.03)	$(0.15)
Year Ended June 30, 2012	10.10	0.23	0.47	0.70	(0.23)	(0.01)	(0.24)
Period Ended June 30, 2011(h)	10.00	0.17	0.10	0.27	(0.17)	—	(0.17)
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$10.56	$0.11	$0.06	$0.17	$(0.12)	$(0.03)	$(0.15)
Year Ended June 30, 2012	10.10	0.23	0.47	0.70	(0.23)	(0.01)	(0.24)
Period Ended June 30, 2011(i)	10.11	0.14	(0.01)	0.13	(0.14)	—	(0.14)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Unaudited.
(e)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(f)	For the period December 6, 2010 (commencement of operations) through June 30, 2011.
(g)	Portfolio Turnover does not include TBA security transactions.
(h)	For the period July 13, 2010 (commencement of operations) through June 30, 2011.
(i)	For the period October 6, 2010 (commencement of operations) through June 30, 2011.

See accompanying notes to financial statements.

			Ratios/Supplementary Data:
	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Fixed Income Opportunity Portfolio HC Strategic Shares
Six Months Ended December 31, 2012(d)	$7.54	8.32%	$651,613	0.45%	0.45%	0.45%	6.63%	40.20%
Year Ended June 30, 2012	7.22	5.27%	585,953	0.53%	0.53%	0.53%	7.30%	104.25%
Year Ended June 30, 2011	7.39	18.78%	452,436	0.54%	0.54%	0.54%	7.84%	157.18%
Year Ended June 30, 2010	6.73	18.19%	378,847	0.56%	0.56%	0.56%	8.57%	126.93%
Year Ended June 30, 2009	6.19	(2.79)%	283,894	0.60%	0.60%	0.60%	8.72%	100.90%
Year Ended June 30, 2008	6.92	(0.64)%	157,623	0.57%	0.57%	0.57%	7.23%	113.40%
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$7.54	8.33%	$811	0.56%	0.45%	0.45%	6.63%	40.20%
Year Ended June 30, 2012	7.22	5.27%	753	0.53%	0.53%	0.53%	7.33%	104.25%
Period Ended June 30, 2011(e)	7.39	18.61%	824	0.79%	0.54%	0.54%	7.80%	157.18%
The U.S. Government Fixed Income Securities HC Strategic Shares
Six Months Ended December 31, 2012(d)	$10.19	0.45%	$249,714	0.24%	0.20%	0.20%	1.21%	39.29%
Year Ended June 30, 2012	10.48	8.10%	250,150	0.25%	0.25%	0.25%	1.40%	89.01%
Period Ended June 30, 2011(f)	10.01	0.85%	291,810	0.26%	0.26%	0.26%	1.43%	73.52%
The U.S. Corporate Fixed Income Securities HC Strategic Shares
Six Months Ended December 31, 2012(d)	$10.56	4.14%	$215,686	0.34%	0.34%	0.34%	3.40%	24.09%
Year Ended June 30, 2012	10.59	10.87%	207,893	0.35%	0.35%	0.35%	3.33%	56.04%
Period Ended June 30, 2011(f)	9.96	1.44%	233,801	0.36%	0.36%	0.36%	3.48%	127.65%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio HC Strategic Shares
Six Months Ended December 31, 2012(d)	$10.15	1.13%	$242,287	0.29%	0.29%	0.29%	1.94%	18.65	%(g)
Year Ended June 30, 2012	10.22	4.95%	237,857	0.30%	0.30%	0.30%	2.49%	28.67	%(g)
Period Ended June 30, 2011(f)	10.13	2.33%	278,160	0.31%	0.31%	0.31%	1.60%	10.64	%(g)
The Short-Term Municipal Bond Portfolio HC Strategic Shares
Six Months Ended December 31, 2012(d)	$10.13	0.45%	$25,663	0.26%	0.26%	0.26%	1.33%	16.63%
Year Ended June 30, 2012	10.26	2.33%	25,718	0.27%	0.27%	0.27%	1.88%	22.24%
Year Ended June 30, 2011	10.24	1.92%	32,518	0.28%	0.28%	0.28%	2.17%	19.68%
Year Ended June 30, 2010	10.28	3.39%	37,806	0.29%	0.29%	0.29%	2.59%	25.70%
Year Ended June 30, 2009	10.23	5.16%	29,490	0.31%	0.30%	0.30%	3.05%	18.99%
Year Ended June 30, 2008	10.04	4.53%	32,801	0.31%	0.31%	0.31%	3.26%	37.07%
The Intermediate Term Municipal Bond Portfolio HC Strategic Shares
Six Months Ended December 31, 2012(d)	$10.21	2.78%	$430,519	0.28%	0.28%	0.28%	3.04%	26.25%
Year Ended June 30, 2012	10.10	8.29%	442,365	0.31%	0.31%	0.31%	3.24%	16.99%
Year Ended June 30, 2011	9.64	4.13%	493,229	0.33%	0.33%	0.33%	3.48%	21.78%
Year Ended June 30, 2010	9.59	8.57%	579,760	0.34%	0.34%	0.34%	3.78%	36.62%
Year Ended June 30, 2009	9.17	(0.07)%	489,168	0.35%	0.35%	0.35%	4.26%	23.80%
Year Ended June 30, 2008	9.58	2.29%	583,889	0.33%	0.33%	0.33%	4.26%	17.20%
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$10.21	2.78%	$1,658	0.41%	0.28%	0.28%	3.04%	26.25%
Year Ended June 30, 2012	10.10	8.29%	1,056	0.31%	0.31%	0.31%	3.24%	16.99%
Period Ended June 30, 2011(e)	9.64	3.92%	1,211	0.58%	0.33%	0.33%	3.50%	21.78%
The Intermediate Term Municipal Bond II Portfolio HC Strategic Shares
Six Months Ended December 31, 2012(d)	$10.58	1.56%	$69,392	0.25%	0.25%	0.25%	2.08%	2.25%
Year Ended June 30, 2012	10.56	6.97%	72,377	0.25%	0.25%	0.25%	2.17%	12.31%
Period Ended June 30, 2011(h)	10.10	2.72%	72,294	0.32%	0.32%	0.32%	1.86%	2.81%
HC Advisors Shares
Six Months Ended December 31, 2012(d)	$10.58	1.56%	$435	0.37%	0.25%	0.25%	2.07%	2.25%
Year Ended June 30, 2012	10.56	6.97%	277	0.25%	0.25%	0.25%	2.24%	12.31%
Period Ended June 30, 2011(i)	10.10	1.54%	303	0.57%	0.32%	0.32%	1.99%	2.81%

See accompanying notes to financial statements.

HC CAPITAL TRUST
Notes to Financial Statements — December 31, 2012

1.  DESCRIPTION.  HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of December 31, 2012, the Trust offered nineteen separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The Institutional Small Capitalization Equity Portfolio (“Institutional Small Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (“Commodity Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio”) (each a “Portfolio” and collectively the “Portfolios”).

Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in two classes of shares: HC Advisors Shares and HC Strategic Shares. As of December 31, 2012, the HC Advisors Shares for U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio and Short-Term Municipal Portfolio had not yet commenced operations. Each class of shares for each of the Portfolios has identical rights and privileges except with respect to voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

All the Portfolios in the Trust, except the Real Estate Portfolio and Commodity Portfolio, are diversified portfolios under the 1940 Act. The Real Estate Portfolio and Commodity Portfolio are non-diversified portfolios, which means that they may concentrate their investments in the securities of a limited number of issuers.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES.  The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of the Portfolios’ financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Portfolio Valuation.  The net asset value (“NAV”) per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

B.  Securities Valuation.  Security values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012 procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange Traded Funds): Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, or on NASDAQ, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on that exchange provided that where such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds:  Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal and Foreign Bonds, and U.S. Government and Agency Securities):   Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

Asset Backed and Mortgage Backed Securities: In addition to the inputs discussed above for fixed income securities, asset backed and mortgage backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012

Short-Term Obligations: Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board and are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts): Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of December 31, 2012 (amounts in thousands):

Portfolio	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks[1]	$661,889	$—	$—	$661,889
Time Deposit	—	3,830	—	3,830
Mutual Fund	1,358	—	—	1,358
Total Investments	$663,247	$3,830	$—	$667,077
Institutional Value Portfolio
Common Stocks[1]	$1,025,831	$—	$—	$1,025,831
Time Deposit	—	4,795	—	4,795
Mutual Fund	2,018	—	—	2,018
Total Investments	$1,027,849	$4,795	$—	$1,032,644
Growth Portfolio
Common Stocks[1]	$685,876	$—	$—	$685,876
Time Deposit	—	397	—	397
Mutual Fund	970	—	—	970
Total Investments	$686,846	$397	$—	$687,243
Institutional Growth Portfolio
Common Stocks[1]	$865,400	$—	$—	$865,400
Corporate Bonds[1]	—	6,126	—	6,126
Asset Backed Securities	—	3,045	—	3,045
Collateralized Mortgage Obligations	—	30,770	—	30,770
Certificates of Deposit	—	3,792	—	3,792
Global Bonds[2]	—	8,662	—	8,662
Municipal Bonds[3]	—	955	—	955
U.S. Government Agency Mortgages	—	8,894	—	8,894
U.S. Treasury Obligations	—	26,496	—	26,496
Yankee Dollars[1]	—	6,529	—	6,529
Time Deposit	—	20,853	—	20,853

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012

Portfolio	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Institutional Growth Portfolio
Mutual Funds	$8,867	$—	$—	$8,867
Call Options Purchased	—	5	—	5
Put Options Purchased[4]	2	8	—	10
Repurchase Agreements	—	83,600	—	83,600
Total Investments	$874,269	$199,735	$—	$1,074,004
Other Financial Instruments[5]
Futures	$179	$—	$—	$179
Currency Contracts	—	(399)	—	(399)
Written Options	—	(23)	—	(23)
Interest Rate Swaps	—	1,866	—	1,866
Small Cap Portfolio
Common Stocks[1]	$129,000	$—	$—	$129,000
Contingent Rights	—	—	—	—
Warrant6	—	—	—	—
U.S. Treasury Obligations	—	49	—	49
Time Deposit	—	1,575	—	1,575
Mutual Fund	727	—	—	727
Total Investments	$129,727	$1,624	$—	$131,351
Other Financial Instruments[5]
Futures	$15	$—	$—	$15
Institutional Small Cap Portfolio
Common Stocks[1]	$210,458	$—	$—	$210,458
Contingent Right	—	—	—	—
Time Deposit	—	3,469	—	3,469
Mutual Funds	702	—	—	702
Total Investments	$211,160	$3,469	$—	$214,629
Real Estate Portfolio
Common Stocks[1,6]	$72,270	$919	$—	$73,189
Time Deposit	—	938	—	938
Total Investments	$72,270	$1,857	$—	$74,127
Commodity Portfolio
Common Stocks[1,4]	$321,365	$228,612	$—	$549,977
Preferred Stocks[1,4]	5,685	553	—	6,238
Warrant	22	—	—	22
Commercial Paper[2]	—	12,792	—	12,792
Corporate Bonds[1]	—	3,739	—	3,739
Asset Backed Securities	—	6,764	—	6,764
Collateralized Mortgage Obligations	—	7,269	—	7,269
Global Bonds[2]	—	4,691	—	4,691

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012

Portfolio	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Commodity Portfolio
U.S. Government Agency Securities	$—	$33,842	$—	$33,842
U.S. Treasury Obligations	—	21,173	—	21,173
Yankee Dollars[2]	—	4,988	—	4,988
Time Deposit	—	7,925	—	7,925
Mutual Fund	477	—	—	477
Call Options Purchased[4]	65	24	—	89
Put Options Purchased[4]	62	210	—	272
Repurchase Agreements	—	106,100	—	106,100
Total Investments	$327,676	$438,682	$—	$766,358
Other Financial Instruments[5]
Futures	$(940)	$—	$—	$(940)
Currency Contracts	—	(53)	—	(53)
Written Options	—	(519)	—	(519)
Total Return Swaps	—	(564)	—	(564)
Variance Swaps	—	78	—	78
Commodity Swaps	—	(807)	—	(807)
Interest Rate Swaps	—	8	—	8
International Portfolio
Common Stocks[1,4]	$60,652	$1,245,976	$—	$1,306,628
Preferred Stocks[1,4]	28	6,131	—	6,159
Right	—	45	—	45
Time Deposit	—	10,560	—	10,560
Mutual Fund	513	—	—	513
Total Investments	$61,193	$1,262,712	$—	$1,323,905
Other Financial Instruments[5]
Futures	$44	$—	$—	$44
Currency Contracts	—	(75)	—	(75)
Institutional International Portfolio
Common Stocks[1,4]	$90,125	$2,097,493	$—	$2,187,618
Preferred Stocks[1,4]	41	8,747	—	8,788
Right	—	61	—	61
Time Deposit	—	9,496	—	9,496
Mutual Funds	3,260	—	—	3,260
Total Investments	$93,426	$2,115,797	$—	$2,209,223
Other Financial Instruments[5]
Futures	$71	$—	$—	$71
Currency Contracts	—	(122)	—	(122)
Emerging Markets Portfolio
Common Stocks[1,4]	$236,901	$668,451	$—	$905,352

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012

Portfolio	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Emerging Markets Portfolio
Preferred Stocks[1,4]	$19,030	$13,515	$—	$32,545
Time Deposit	—	10,228	—	10,228
Mutual Funds	24,682	—	—	24,682
Total Investments	$280,613	$692,194	$—	$972,807
Other Financial Instruments[5]
Futures	$141	$—	$—	$141
Currency Contracts	—	(172)	—	(172)
Core Fixed Income Portfolio
Asset Backed Security	$—	$280	$—	$280
Collateralized Mortgage Obligations	—	2,429	—	2,429
U.S. Government Agency Mortgages	—	38,263	—	38,263
U.S. Government Agency Securities	—	3,013	—	3,013
Corporate Bonds[1]	—	25,323	—	25,323
U.S. Treasury Obligations	—	27,441	—	27,441
Yankee Dollars[1]	—	6,118	—	6,118
Preferred Stocks[1]	1,934	—	—	1,934
Time Deposit	—	80	—	80
Mutual Funds	2,081	—	—	2,081
Total Investments	$4,015	$102,947	$—	$106,962
TBA Sale Commitments	$—	$(2,162)	$—	$(2,162)
Fixed Opportunity Portfolio
Corporate Bonds[1]	$—	$530,210	$—	$530,210
Yankee Dollars[1]	—	91,650	—	91,650
Common/Preferred Stocks and Rights[1]	5,720	—	—	5,720
Time Deposit	—	20,495	—	20,495
Total Investments	$5,720	$642,355	$—	$648,075
U.S. Government Fixed Income Portfolio
U.S. Treasury Obligations	$—	$221,321	$—	$221,321
U.S. Government Agency Securities	—	28,092	—	28,092
Corporate Bond[1]	—	298	—	298
Time Deposit	—	926	—	926
Total Investments	$—	$250,637	$—	$250,637
U.S. Corporate Fixed Income Portfolio
Corporate Bonds[1]	$—	$157,301	$—	$157,301
Yankee Dollars[1]	—	39,837	—	39,837

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012

Portfolio	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
U.S. Corporate Fixed Income Portfolio
Preferred Stocks[1]	$12,024	$—	$—	$12,024
Mutual Fund	7,451	—	—	7,451
Total Investments	$19,475	$197,138	$—	$216,613
U.S. Mortgage/Asset Backed Fixed Income Portfolio
U.S. Government Agency Mortgages	$—	$245,998	$—	$245,998
U.S. Treasury Obligations	—	17,998	—	17,998
Asset Backed Security	—	2,158	—	2,158
Collateralized Mortgage Obligations	—	15,141	—	15,141
Mutual Fund	193	—	—	193
Total Investments	$193	$281,295	$—	$281,488
TBA Sale Commitments	$—	$(25,108)	$—	$(25,108)
Short-Term Municipal Portfolio
Municipal Bonds[3]	$—	$23,546	$—	$23,546
Mutual Fund	1,859	—	—	1,859
Total Investments	$1,859	$23,546	$—	$25,405
Intermediate Municipal Portfolio
Municipal Bonds[3]	$—	$434,953	$—	$434,953
Corporate Bond[1,6]	—	—	—	—
Time Deposit	—	3,921	—	3,921
Total Investments	$—	$438,874	$—	$438,874
Intermediate Municipal II Portfolio
Municipal Bonds[3]	$—	$68,887	$—	$68,887
Total Investments	$—	$68,887	$—	$68,887

Amounts designated as “—” are $0 or have been rounded to $0.

1	Please see the Portfolio of Investments for industry classification.
2	Please see the Portfolio of Investments for country classification.
3	Please see the Portfolio of Investments for state classification.
4	Please see the Portfolio of Investments for securities noted as Level 1.
5	Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures and currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options and swap agreements, which are valued at fair value.
6	Please see the Portfolio of Investments for securities noted as Level 2.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers between Level 1 and 2 as of December 31, 2012.

C.  Securities Transactions and Investment Income.  For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from paydown transactions on mortgage backed and asset backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D.  Allocations.  Expenses directly attributable to a Portfolio are charged to that Portfolio. Class specific expenses, if any, are borne by that class. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method. Income, non-class specific expenses and realized and unrealized gains and losses are allocated to the respective classes based on relative net assets.

E.  Dividends and Capital Gain Distributions to Shareholders.  The Core Fixed Income Portfolio, U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio, Short-Term Municipal Portfolio, Intermediate Municipal Portfolio and Intermediate Municipal II Portfolio declare and distribute dividends from net investment income on a monthly basis. The Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap Portfolio, Institutional Small Cap Portfolio, Real Estate Portfolio, Fixed Opportunity Portfolio and Commodity Portfolio declare and distribute dividends from net investment income on a quarterly basis. The International Portfolio and the Institutional International Portfolio declare and distribute dividends from net investment income, if any, on a semiannual basis. The Emerging Markets Portfolio declares and distributes dividends from net investment income, if any, on an annual basis. Net realized capital gains, if any, are declared and distributed at least annually by each Portfolio.

F.  Repurchase Agreements.  Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and date. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by government securities (as defined in the 1940 Act), or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by two or more Nationally

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012

Recognized Statistical Rating Organizations (“NRSROs”) or the only NRSRO issuing a rating, or, if unrated, are of comparable quality provided that the collateral is an eligible investment for the Portfolio.

G.  TBA Purchase and Sale Commitments.  Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

H.  Commission Recapture.  Certain of the Portfolios participate in a commission recapture program. These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory and distribution fees. The expenses eligible to be paid will include, but are not limited to, administration fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as “Expenses paid indirectly” on the Statements of Operations.

For the period ended December 31, 2012, the following commissions were recaptured (amounts in thousands):

Portfolio	Commissions Recaptured
Value Portfolio	$17
Institutional Value Portfolio	23
Growth Portfolio	6
Institutional Growth Portfolio	7
Institutional Small Cap Portfolio	3
International Portfolio	6
Institutional International Portfolio	10
Emerging Markets Portfolio	4

I.  Foreign Exchange Transactions.  The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i) value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii) purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012

The Portfolios may be subject to foreign taxes on gains in investments or currency repatriation. The Portfolios accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

J.  Derivative Instruments.  Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.

The following is a summary of the fair value of derivative instruments held by the Portfolios as of December 31, 2012 (amounts in thousands).

	Assets
	Unrealized appreciation on futures contracts*			Unrealized appreciation on forward currency contracts	Net swap agreements, at value
Portfolio		Written options, at value	Investments, at value (Purchased options)
Equity Risk Exposure:
Institutional Growth Portfolio	$236	$—	$2	$—	$—
Small Cap Portfolio	15	—	—	—	—
Emerging Markets Portfolio	141	—	—	—	—
Foreign Exchange Rate Risk Exposure:
Institutional Growth Portfolio	—	—	—	14	—
Commodity Portfolio	—	—	—	20	—
International Portfolio	44	—	—	154	—
Institutional International Portfolio	71	—	—	226	—
Emerging Markets Portfolio	—	—	—	108	—
Commodity Risk Exposure:
Commodity Portfolio	1,680	—	361	—	117
Interest Rate Risk Exposure:
Institutional Growth Portfolio	—	—	13	—	1,867
Commodity Portfolio	—	—	—	—	8

	Liabilities
Portfolio	Unrealized deprecation on futures contracts*	Written options, at value	Investments, at value (Purchased options)	Unrealized depreciation on forward currency contracts	Net swap agreements, at value
Equity Risk Exposure:
Institutional Growth Portfolio	$57	$—	$—	$—	$—
Foreign Exchange Rate Risk Exposure:
Institutional Growth Portfolio	—	—	—	413	—
Commodity Portfolio	—	—	—	73	—
International Portfolio	—	—	—	229	—
Institutional International Portfolio	—	—	—	348	—
Emerging Markets Portfolio	—	—	—	280	—
Commodity Risk Exposure:
Commodity Portfolio	2,620	390	—	—	1,410

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012

	Liabilities
Portfolio	Unrealized deprecation on futures contracts*	Written options, at value	Investments, at value (Purchased options)	Unrealized depreciation on forward currency contracts	Net swap agreements, at value
Interest Rate Risk Exposure:
Institutional Growth Portfolio	$—	$23	$—	$—	$1
Commodity Portfolio	—	127	—	—	—

*	Total Fair Value is presented by Primary Risk Exposure. For foreign currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/depreciation (for liability derivatives). For futures contracts, the amounts represent their cumulative appreciation/depreciation.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is the summary of the effect of derivative instruments on the Statements of Operations for the period ended December 31, 2012 (amounts in thousands).

	Net realized gains/(losses) from
Portfolio	Investments, at value (Purchased options)	Futures transactions	Written options transactions	Swap transactions	Foreign currency transactions
Equity Risk Exposure:
Institutional Growth Portfolio	$(11)	$17,563	$—	$—	$—
Small Cap Portfolio	—	39	—	—	—
Emerging Markets Portfolio	—	1,928	—	—	—
Foreign Exchange Rate Risk Exposure:
Institutional Growth Portfolio	—	—	—	—	(1,162)
Real Estate Portfolio	—	—	—	—	(1)
Commodity Portfolio	—	20	—	—	(129)
International Portfolio	—	25	—	—	80
Institutional International Portfolio	—	48	—	—	(103)
Emerging Markets Portfolio	—	—	—	—	(24)
Commodity Risk Exposure:
Commodity Portfolio	(5)	4,052	201	7,595	—
Interest Rate Risk Exposure:
Institutional Growth Portfolio	—	—	117	661	—
Commodity Portfolio	43	—	41	19	—
Core Fixed Income Portfolio	—	2	—	—	—
U.S. Mortgage/Asset Backed Fixed Income Portfolio	—	20	—	—	—

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012

Portfolio	Change in unrealized appreciation/ (depreciation) on investments (purchased options)	Change in unrealized appreciation/ (depreciation) on futures	Change in unrealized appreciation/ (depreciation) on written options	Change in unrealized appreciation/ (depreciation) on swaps	Change in unrealized appreciation/ (depreciation) on foreign currency translations
Equity Risk Exposure:
Institutional Growth Portfolio	$—	$(7,889)	$—	$—	$—
Small Cap Portfolio	—	(3)	—	—	—
Emerging Markets Portfolio	—	(69)	—	—	—
Foreign Exchange Rate Risk Exposure:
Value Portfolio	—	—	—	—	(1)
Institutional Value Portfolio	—	—	—	—	(1)
Institutional Growth Portfolio	—	—	—	—	822
Commodity Portfolio	—	—	—	—	(932)
International Portfolio	—	44	—	—	(648)
Institutional International Portfolio	—	71	—	—	(662)
Emerging Markets Portfolio	—	—	—	—	(1,264)
Commodity Risk Exposure:
Commodity Portfolio	—	767	(58)	(3,875)	—
Interest Rate Risk Exposure:
Institutional Growth Portfolio	(95)	—	108	77	—
Commodity Portfolio	(49)	—	10	4	—
Core Fixed Income Portfolio	—	—	—	—	—
U.S. Mortgage/Asset Backed Fixed Income Portfolio	—	—	—	—	—

Amounts designated as “—” are $0 or have been rounded to $0.

Forward Currency Contracts: Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Portfolio could be exposed to credit risk if a counterparty is unable to meet the terms of a forward, or market risk if the value of the currency changes unfavorably.

Forwards may involve credit or market risk in excess of the amounts reflected on the Portfolio’s Statement of Assets and Liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at December 31, 2012 are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio. In addition, at December 31, 2012, the Portfolios entered into currency contracts to settle trades in foreign currencies. These transactions are included in the Statements of Assets and Liabilities as “Receivable from investments sold” and “Payable from investments purchased.” The

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012 contract amount of the forwards outstanding as of December 31, 2012 and the month-end average contract amount for all forwards during the period ended December 31, 2012 are detailed in the table below:

Portfolio	Average Month-End Contract Amount (000)	Forwards Amount Outstanding at December 31, 2012 (000)
Institutional Growth Portfolio	$45,127	$30,627
Commodity Portfolio	9,289	8,567
International Portfolio	15,536	20,969
Institutional International Portfolio	32,804	31,078
Emerging Markets Portfolio	51,750	60,985

Financial Futures Contracts: Certain of the Portfolios may be subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. The Commodity Portfolio may invest in commodity-linked futures contracts to gain exposure to the commodities market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin, which is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). When a futures contract is closed, a realized gain or loss is recorded as “Net realized gains/ (losses) from futures transactions” on the Statement of Operations. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012 custodian. The notional value of the futures contracts outstanding at December 31, 2012 and the month-end average notional amount for the period ended December 31, 2012 are detailed in the table below:

Portfolio	Average Month-End Notional Amount (000)	Notional Amount of Futures Contracts Outstanding at December 31, 2012 (000)
Institutional Growth Portfolio	$178,221	$185,215
Small Cap Portfolio	490	493
Commodity Portfolio	126,068	135,575
International Portfolio	157	477
Institutional International Portfolio	251	764
Emerging Markets Portfolio	16,004	13,532

Options Contracts — Purchased Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price. The Portfolio pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction.

Options Contracts — Written Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Premiums received from written options contracts are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Realized gains and losses are reported as “Net realized gains/(losses) from options transactions” on the Statement of Operations (if applicable). When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

The Institutional Growth Portfolio and Commodity Portfolio had the following transactions in written call and put options during the period ended December 31, 2012:

Institutional Growth Portfolio	Number of Contracts	Premiums Received (000)
Options outstanding at June 30, 2012	(2,000)	$(266)
Options purchased	(4,720)	(142)
Options expired	1,520	44
Options closed	1,420	73
Options outstanding at December 31, 2012	(3,780)	$(291)

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012

Commodity Portfolio	Number of Contracts	Premiums Received (000)
Options outstanding at June 30, 2012	(1,460)	$(357)
Options purchased	(2,300)	(645)
Options expired	924	161
Options closed	1,352	333
Options outstanding at December 31, 2012	(1,484)	$(508)

Swap Agreements:  Certain of the Portfolios may enter into swap agreements (“swap”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Interest Rate Swaps:  Certain of the Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. Certain Portfolios may enter into interest rate swap contracts. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses on the Statements of Operations.

Total Return Swaps:  Certain of the Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. Certain Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the total return swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each total return swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Portfolio on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap transactions.” A Portfolio may enter into total return swap agreements that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swap.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012

Variance Swap Agreements:  Certain of the Portfolios may invest in variance swap agreements to gain or mitigate exposure to the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The primary risks associated with the use of a swap are an imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain or loss at December 31, 2012 is disclosed in the swap tables included in the Portfolios of Investments.

The notional value of the swap agreements outstanding at December 31, 2012 and the month-end average notional amount for the period ended December 31, 2012 are detailed in the table below:

Portfolio	Average Month-End Notional Amount (000)	Notional Amount of Swap Agreements Outstanding at December 31, 2012 (000)
Institutional Growth Portfolio	$118,970	$70,268
Commodity Portfolio	124,291	125,196

K.  Bank Loans.  Certain Portfolios may invest in bank loans, which generally have interest rates which are reset daily, monthly, quarterly or semiannually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate, and secondarily the prime rate offered by one or more major United States banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Portfolio of Investments.

All or a portion of any bank loans may be unfunded. The Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Portfolio of Investments.

L.  Basis for Consolidation for the Commodity Portfolio.  The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) are incorporated as Cayman Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio and act as investment vehicles for the Commodity Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Funds may invest in commodity-linked derivative instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012

Under the Articles of Association of the Funds, shares issued by the Funds give the Commodity Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds and rights to the assets of the Funds in the event that they are liquidated. As of December 31, 2012, the Commodity Portfolio’s aggregate investment in the Funds was $57,616,220, representing 7.50% of the Commodity Portfolio’s net assets.

The Commodity Portfolio’s investments in these Funds have been consolidated and include the portfolio holdings of the underlying Funds. The consolidated financial statements include the accounts of the Commodity Portfolio and the Funds. All intercompany transactions and balances have been eliminated.

M.  Recent Accounting Pronouncement.  In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires disclosure of both gross and net information related to offsetting and related arrangements, enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU 2011-11 may have on the Trust’s financial statements.

3.  INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS.  The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average daily net assets of that portion of the Portfolio managed.

For the period ended December 31, 2012, the Portfolios incurred the following investment advisory fees, before any applicable fee waivers, with respect to the services of the indicated Specialist Manager(s). The following annual fee rates are applied to the portions of the Portfolios that are managed by the Specialist Managers in determining amounts earned, except as footnoted.

Value Portfolio:

Specialist Manager	Amount Earned (000)	Fee
SSgA Funds Management Inc.*	$75	0.04%
Institutional Capital, LLC	234	0.35%
AllianceBernstein L.P.	263	0.38	%(a)
	$572	0.18%

Institutional Value Portfolio:

Specialist Manager	Amount Earned (000)	Fee
SSgA Funds Management Inc.*	$119	0.04%
Institutional Capital, LLC	366	0.35%
AllianceBernstein L.P.	402	0.38	%(a)
Pacific Investment Management Company LLC	—	0.25	%(c)
	$887	0.17%

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012

Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Jennison Associates LLC	$218	0.28	%(b)
SSgA Funds Management, Inc.*	79	0.04%
Sustainable Growth Advisers	303	0.35%
	$600	0.16%

Institutional Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Jennison Associates LLC	$211	0.28	%(b)
SSgA Funds Management, Inc.*	122	0.04%
Sustainable Growth Advisers	262	0.35%
Pacific Investment Management Company LLC	226	0.25%
	$821	0.15%

Small Cap Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Frontier Capital Management Company, LLC	$59	0.45%
SSgA Funds Management, Inc.*	12	0.04%
IronBridge Capital Management, L.P.	100	0.95%
Pzena Investment Management, LLC	110	1.00%
Cupps Capital Management, LLC	—	0.85	%(c)
	$281	0.44%

Institutional Small Cap Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Frontier Capital Management Company, LLC	$88	0.45%
SSgA Funds Management, Inc.*	12	0.04%
IronBridge Capital Management, L.P.	180	0.95%
Pzena Investment Management, LLC	197	1.00%
Cupps Capital Management, LLC	118	0.85%
	$595	0.58%

Real Estate Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Wellington Management Company, LLP	$271	0.72	%(d)
SSgA Funds Management, Inc.*	—	0.12	%(c)
	$271	0.72%

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012

Commodity Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Wellington Management Company, LLP	$1,183	0.85	%(e)
Wellington Management Company, LLP	394	0.75	%(f)
Pacific Investment Management Company LLC	254	0.49%
SSgA Funds Management, Inc.*	78	0.06%
	$1,909	0.51%

International Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Artisan Partners Limited Partnership	$662	0.47	%(g)
Capital Guardian Trust Company	497	0.36	%(h)
Causeway Capital Management LLC	615	0.45%
SSgA Funds Management, Inc.*	133	0.06%
	$1,907	0.29%

Institutional International Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Artisan Partners Limited Partnership	$985	0.47	%(g)
Capital Guardian Trust Company	736	0.36	%(h)
Causeway Capital Management LLC	912	0.45%
Lazard Asset Management LLC	487	0.42	%(i)
SSgA Funds Management, Inc.*	196	0.06%
	$3,316	0.30%

Emerging Markets Portfolio:

Specialist Manager	Amount Earned (000)	Fee
SSgA Funds Management, Inc.*	$1,055	0.73	%(j)
SSgA Funds Management, Inc.*	143	0.16%
Boston Company Asset Management, LLC	1,126	0.72	%(k)
	$2,324	0.58%

Core Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
BlackRock Financial Management, Inc.	$34	0.17	%(l)
Seix Investment Advisors LLC	38	0.22	%(m)
Mellon Capital Management Corporation	16	0.12	%(n)
	$88	0.18%

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012

Fixed Opportunity Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Seix Investment Advisors LLC	$799	0.41	%(o)
Fort Washington Investment Advisors, Inc.	246	0.20	%(p)
Pacific Investment Management Company LLC	—	0.45	%(c)
	$1,045	0.33%

U.S. Government Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$153	0.12	%(n)

U.S. Corporate Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Seix Investment Advisors LLC	$240	0.22	%(m)

U.S. Mortgage/Asset Backed Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
BlackRock Financial Management, Inc.	$209	0.17	%(l)

Short-Term Municipal Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc	$16	0.125%

Intermediate Municipal Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Standish Mellon Asset Management Company LLC	$392	0.17	%(q)

Intermediate Municipal II Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$46	0.125%

*	SSgA Funds Management, Inc. (“SSgA FM”) is an affiliate of State Street Bank and Trust Company, the custodian to the Trust.
(a)	AllianceBernstein L.P. (“AllianceBernstein”) receives a fee, which shall be payable monthly in arrears of 0.38% of the average daily net assets of the first $300 million of the Combined Assets (as defined hereafter). On Combined Assets over $300 million, the fee shall be at the annual rate of 0.37% of the Combined Assets. “Combined Assets” shall mean the sum of: the average net assets of the Value Portfolio managed by AllianceBernstein; the average net assets of the Institutional Value Portfolio managed by AllianceBernstein; and assets invested in the same investment strategy as the Portfolio that are managed by AllianceBernstein under the unified managed account program

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012 managed by the Trust’s primary adviser. Pursuant to Fee Waiver Agreements, AllianceBernstein contractually agreed to waive the portion of the fee to which it is entitled that exceeded 0.31% of the average daily net asset value of the Combined Assets for the periods from October 1, 2011 through September 30, 2012 and from October 1, 2012 through September 30, 2013. The amounts waived are disclosed on the Statements of Operations. For the period ended December 31, 2012, the Value Portfolio and the Institutional Value Portfolio paid AllianceBernstein $215,527 and $329,011, respectively.
(b)	Jennison Associates LLC (“Jennison”) is entitled to receive an annual fee of no more than 0.30% of average daily net assets of that portion of the Growth Portfolio and Institutional Growth Portfolio allocated to Jennison (the “Jennison Accounts”). While the rate at which Jennison’s fee for managing the Portfolios will not exceed 0.30%, the fee may decrease based on the aggregate market value of the Jennison Accounts and certain other assets managed by Jennison (which may pay fees exceeding 0.30%) for the benefit of certain investors who are clients of the Trust’s primary adviser at the following annual rates:

— 0.75% on the first $10 million;

— 0.50% on the next $30 million;

— 0.35% on the next $25 million;

— 0.25% on the next $335 million;

— 0.22% on the next $600 million;

— 0.20% on the next $4 billion; and

— 0.25% on the balance

(c)	Specialist manager approved by the Board but to which no assets were allocated during the period ended December 31, 2012.
(d)	Wellington Management Company, LLP (“Wellington”) receives a fee, which shall be payable monthly in arrears of 0.75% of the average daily net assets of the first $50 million of the Combined Assets (as defined below). On Combined Assets over $50 million, the fee shall be at the annual rate of 0.65% of the Combined Assets. “Combined Assets” shall mean the sum of: the net assets of the Real Estate Portfolio and assets invested in the same investment strategy as the Portfolio that are managed by Wellington under the unified managed account program managed by the Trust’s primary adviser.
(e)	Wellington is entitled to receive a fee, which shall be payable monthly in arrears at the annual rate of 0.85% so long as at least $50 million in assets are present in the Global National Resources Strategy (“GNRS”) and 1.00% if less than $50 million in assets are present in the GNRS.
(f)	Wellington is entitled to receive a fee, which shall be payable monthly in arrears at the annual rate of 0.75% of the average daily net assets of the Commodity Futures Strategy.
(g)	Artisan Partners Limited Partnership (“Artisan”) receives a fee, which shall be payable monthly in arrears within 30 days after each month end. For so long as the Combined Assets (as defined below) are greater than $500 million, the fee shall be at the annual rate of 0.47% of the average daily net assets of the Portfolios. If the Combined Assets are reduced to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolios at the following annual rates:

— 0.80% on assets up to $50 million;

— 0.60% on assets from $50 million to $100 million; and

— 0.70% on assets in excess of $100 million

“Combined Assets” shall mean the sum of: the net assets of the International Portfolio managed by Artisan and the net assets of the Institutional International Portfolio managed by Artisan.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012

(h)	Capital Guardian Trust Company (“CapGuardian”) receives a fee, which shall be payable quarterly in arrears in accordance with the following annual rates. The minimum annual fee (based on an account size of $50 million) is $312,500.

— 0.70% on the first $25 million;

— 0.55% on the next $25 million;

— 0.425% on the next $200 million; and

— 0.375% on the balance

When the total aggregated fees exceed $3 million, before discounts (as set forth below), fee break points are to be eliminated and the Portfolio will pay its fee at an annual rate of 0.375% on all assets in the Portfolio managed by CapGuardian.

The following fee discounts will be applied based upon the total annualized aggregate fees, which include fees from separate accounts, pooled investments vehicles, and funds with internally charged fees managed by The Capital Group Companies, Inc. The resulting discount percentage will be applied to each account’s fees (excluding fees related to investments in funds with internally charged fees):

— 5% discount on fees from $1.25 million to $4 million;

— 7.5% discount on fees from $4 million to $8 million;

— 10% discount on fees from $8 million to $12 million; and

— 12.5% discount on fees over $12 million

(i)	Lazard Asset Management LLC (“Lazard”) receives a fee which shall be payable monthly in arrears of 0.45% of the average daily net assets of the first $100 million, 0.40% on assets between $100 million and $250 million and 0.375% on the excess over $250 million of that portion of the Portfolio allocated to Lazard.
(j)	SSgA FM receives a fee for the portion of the Portfolio for which it provides actively managed investment management services, based on the average daily net assets of the Portfolio’s assets, which shall be payable monthly in arrears at the annual rate of 0.85% for the first $50 million in such assets, 0.75% for the next $50 million in assets and 0.70% for those assets in excess of $100 million.
(k)	Boston Company Asset Management, LLC (“Boston Company”) receives an annual fee of 0.90% of the average daily net assets of the first $50 million; 0.85% of the average daily net assets on the next $50 million; 0.70% of the average daily net assets on the next $100 million; and 0.60% of the average daily net assets over $200 million of that portion of the Portfolio managed by Boston Company.
(l)	BlackRock Financial Management, Inc. (“BlackRock”) receives a fee, which shall be calculated daily and payable monthly, at the annual rate of 0.175% of the first $200 million of the Combined Assets (as defined below) and 0.15% of the Combined Assets exceeding $200 million. BlackRock’s Portfolio Management Agreement was terminated effective as of the close of business January 7, 2013. Beginning January 8, 2013, Mellon Capital Management Corporation will receive a fee which shall be calculated daily and payable monthly at the annual rate of 0.06% of the average daily net assets of the Portfolio.

“Combined Assets” shall mean the sum of: the net assets managed by BlackRock in the Core Fixed Income Portfolio, the net assets managed by BlackRock in the U.S. Mortgage/Asset Backed Fixed Income Portfolio and the net assets invested in the same strategy as the Portfolios that are managed by BlackRock for the benefit of certain investors who are clients of the Trust’s primary adviser.

(m)	Seix Investment Advisors LLC (“Seix”), receives a fee, which shall be calculated daily and payable monthly in arrears at the annual rate of 0.25% of the first $100 million of the Combined Assets (as defined below) and 0.20% of the Combined Assets exceeding $100 million.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012

“Combined Assets” shall mean the sum of: the net assets managed by Seix in the Core Fixed Income Portfolio and the net assets managed by Seix in the U.S. Corporate Fixed Income Portfolio.

(n)	Through August 31, 2012, Mellon Capital Management Corporation (“Mellon”) received a fee, which was calculated daily and payable monthly, at the annual rate of 0.12% of the average daily net assets of that portion of the Core Fixed Income Portfolio managed by Mellon and the U.S. Government Fixed Income Portfolio. Mellon voluntarily agreed to lower its fee to 0.06% from September 1, 2012 to November 30, 2012. Effective December 1, 2012, Mellon contractually agreed to receive a fee at the annual rate of 0.06%.
(o)	Through November 30, 2012, Seix received a fee, which was calculated daily and payable quarterly, at an annual rate of 0.50% for the first $100 million of the Combined Assets (as defined below) and 0.40% for the Combined Assets in excess of $100 million. Effective December 1, 2012, the fee shall be at an annual rate of 0.40% for the first $100 million of the Combined Assets, 0.30% of the next $200 million of the Combined Assets, 0.25% on the next $200 million of the Combined Assets and 0.20% of the Combined Assets exceeding $500 million. “Combined Assets” shall mean the sum of: the average daily net assets managed by Seix in the Portfolio and the quarter-end net assets invested in the same strategy as the Portfolio that are managed by Seix for the benefit of certain investors who are clients of the Trust’s primary adviser.
(p)	Fort Washington Investment Advisors, Inc. (“Fort Washington”) receives a fee, which shall be payable monthly in arrears. For so long as the Combined Assets (as defined below) are greater than $200 million, the fee shall be at the annual rate of 0.20% of the Combined Assets. If the Combined Assets are reduced to $200 million or less due to withdrawals or redemptions, beginning with the first calendar quarter following the date of such withdrawals or redemptions, the fee shall be based on 0.40% of the Combined Assets of the first $25 million, 0.375% of the Combined Assets of the next $25 million, 0.3375% of the Combined Assets of the next $50 million, and 0.25% of the Combined Assets of the next $100 million.

“Combined Assets” shall mean the sum of: the average daily net assets managed by Fort Washington in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Fort Washington for the benefit of certain investors who are clients of the Trust’s primary adviser.

(q)	Standish Mellon Asset Management Company (“Standish Mellon”) receives a fee, which shall be calculated daily and payable quarterly, at an annual rate of 0.25% for the first $100 million of the Combined Assets (as defined below) and 0.15% of the Combined Assets exceeding $100 million. Standish Mellon is entitled to receive a fee at an annual rate not to exceed 0.20% of the Combined Assets.

“Combined Assets” shall mean the sum of: the net assets managed by Standish Mellon in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Standish Mellon for the benefit of certain investors who are clients of the Trust’s primary adviser.

Pursuant to discretionary investment advisory agreements between the Trust and the Adviser, the Adviser is paid a fee which is accrued daily and paid monthly at an annual rate of 0.05% of average daily net assets per Portfolio. The fees that the Adviser receives are listed as “Management fees” on the Statements of Operations. The Adviser continuously monitors the performance of various investment management organizations, including the Specialist Managers retained by the Trust, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. The Adviser is also authorized to allocate and reallocate assets among Specialist Managers in multi-manager portfolios of the Trust from time to time without additional authorization of the Trust’s Board. In addition, the Adviser will make its officers available to serve as officers and/or Trustees of the Trust, and maintain office space sufficient for the Trust’s principal office. The Securities and Exchange Commission has issued an order that permits the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio under certain circumstances.

Citi Fund Services Ohio, Inc. (“Citi”) is responsible for providing the Portfolios with administrative, fund accounting, dividend and capital gains disbursing agent and transfer agency services. Citi receives compensation for providing administration, fund accounting and transfer agency services at an all inclusive fee (“Omnibus Fee”) based on a percentage of each Portfolio’s average net assets. These amounts are disclosed as “Administrative service fees” on the Statements of Operations. The Omnibus Fee is accrued daily and payable on a monthly basis at an annual rate of 0.054%

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012 of the Trust’s Portfolios’ average daily net assets up to $6 billion; and 0.005% of the Trust’s Portfolios’ average daily net assets in excess of $6 billion. As such, the Trust paid an aggregate amount of $1,748,407 to Citi for the period ended December 31, 2012.

The Trust has adopted a Distribution Plan for the Advisors Shares under which the Adviser may receive compensation for distribution services. The Distribution Plan was renewed on October 14, 2012 and in effect through the period ending December 31, 2012. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, the Adviser is entitled to receive a fee of up to 0.25% annually of the average daily net assets attributable to the Advisors Shares. Currently, the Adviser is voluntarily waiving all fees associated with the Distribution Plan, and there is no current intention to collect such a fee.

Unified Financial Securities, Inc. (“Unified”), a wholly-owned subsidiary of Huntington Bancshares, Inc., serves as the Trust’s principal underwriter. Unified receives an annual fee of $50,000 for performing the services listed under its agreement with the Trust.

Alaric Compliance Services, LLC. (“Alaric”) provides an employee to serve as the Trust’s Chief Compliance Officer. For these services, Alaric is compensated $110,000 per year.

4.  PURCHASE AND SALE TRANSACTIONS.  The aggregate cost of purchases and proceeds from sales of investment securities, other than long-term U.S. Government securities, TBA securities and short-term securities, for the period ended December 31, 2012 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Value Portfolio	$146,473	$121,756
Institutional Value Portfolio	225,403	198,555
Growth Portfolio	84,279	151,141
Institutional Growth Portfolio	118,725	204,429
Small Cap Portfolio	10,435	13,165
Institutional Small Cap Portfolio	43,722	38,076
Real Estate Portfolio	16,455	23,812
Commodity Portfolio	92,457	70,610
International Portfolio	271,977	280,117
Institutional International Portfolio	362,060	494,346
Emerging Markets Portfolio	497,193	317,808
Core Fixed Income Portfolio	11,936	8,780
Fixed Opportunity Portfolio	283,229	239,994
U.S. Government Fixed Income Portfolio	—	21,815
U.S. Corporate Fixed Income Portfolio	50,716	50,327
U.S. Mortgage/Asset Backed Fixed Income Portfolio	—	638
Short-Term Municipal Portfolio	3,872	6,325
Intermediate Municipal Portfolio	117,263	140,700
Intermediate Municipal II Portfolio	1,575	2,683

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012

The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the period ended December 31, 2012 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Institutional Growth Portfolio	$81,928	$72,028
Commodity Portfolio	6,281	1,706
Core Fixed Income Portfolio	12,483	15,513
U.S. Government Fixed Income Portfolio	101,688	76,837
U.S. Mortgage/Asset Backed Fixed Income Portfolio	43,074	45,680

5.  FEDERAL INCOME TAXES.  It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it (but not the shareholders) from all, or substantially all, federal income taxes. The Portfolios may utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether it is more likely than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally the last three tax year ends 2010 – 2012, and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements. Furthermore, management of the Portfolios is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012

A.  Unrealized Appreciation/Depreciation on securities (amounts in thousands):

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	$615,784	$66,653	$(15,360)	$51,293
Institutional Value Portfolio	957,831	98,232	(23,419)	74,813
Growth Portfolio	528,048	166,570	(7,375)	159,195
Institutional Growth Portfolio	925,590	159,576	(11,162)	148,414
Small Cap Portfolio	112,293	25,883	(6,825)	19,058
Institutional Small Cap Portfolio	183,409	39,532	(8,312)	31,220
Real Estate Portfolio	52,075	22,164	(112)	22,052
International Portfolio	1,119,605	228,452	(24,152)	204,300
Institutional International Portfolio	1,955,128	293,343	(39,248)	254,095
Emerging Markets	892,207	105,678	(25,078)	80,600
Core Fixed Income Portfolio	103,249	3,822	(109)	3,713
Fixed Opportunity Portfolio	610,588	39,993	(2,506)	37,487
U.S. Government Fixed Income Portfolio	243,037	8,132	(532)	7,600
U.S. Corporate Fixed Income Portfolio	204,456	12,618	(461)	12,157
U.S. Mortgage/Asset Backed Portfolio	274,632	6,962	(106)	6,856
Short-Term Municipal Portfolio	24,834	575	(4)	571
Intermediate Municipal Portfolio	420,308	25,455	(6,889)	18,566
Intermediate Municipal II Portfolio	64,949	3,938	—	3,938

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the difference between book and tax amortization methods for acquisition premium and market discount.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012

B.  Tax Characteristics of Distributions Paid

The tax characteristics of distributions paid during the fiscal years ended June 30, 2012 and June 30, 2011 were as follows (amounts in thousands):

	Distributions Paid From:		Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Year Ended June 30, 2012	Ordinary Income	Net Long Term Gains
Value Portfolio	$14,635	$—	$14,635	$—	$14,635
Institutional Value Portfolio	22,075	13,419	35,494	—	35,494
Growth Portfolio	7,924	—	7,924	—	7,924
Institutional Growth Portfolio	11,271	4,783	16,054	—	16,054
Small Cap Portfolio	627	—	627	—	627
Institutional Small Cap Portfolio	513	—	513	—	513
Real Estate Portfolio	10,574	46,451	57,025	—	57,025
International Portfolio	27,139	—	27,139	—	27,139
Institutional International Portfolio	43,446	55,971	99,417	—	99,417
Emerging Markets Portfolio	8,746	8,915	17,661	—	17,661
Core Fixed Income Portfolio	3,318	3,170	6,488	—	6,488
Fixed Opportunity Portfolio	38,104	—	38,104	—	38,104
U.S. Government Fixed Income Portfolio(a)	8,418	—	8,418	—	8,418
U.S. Corporate Fixed Income Portfolio(a)	9,199	—	9,199	—	9,199
U.S. Mortgage/ Asset Backed Fixed Income Portfolio(a)	9,752	—	9,752	—	9,752
Short-Term Municipal Portfolio	—	64	64	599	663
Intermediate Municipal Portfolio	181	—	181	15,574	15,755
Intermediate Municipal II Portfolio(a)	—	46	46	1,599	1,645

	Distributions Paid From:		Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Year Ended June 30, 2011	Ordinary Income	Net Long Term Gains
Value Portfolio	$9,317	$—	$9,317	$—	$9,317
Institutional Value Portfolio	13,556	—	13,556	—	13,556
Growth Portfolio	5,622	—	5,622	—	5,622
Institutional Growth Portfolio	7,990	—	7,990	—	7,990
Small Cap Portfolio	610	—	610	—	610
Institutional Small Cap Portfolio	925	—	925	—	925
Real Estate Portfolio	9,792	4,089	13,881	—	13,881
International Portfolio	29,978	—	29,978	—	29,978
Institutional International Portfolio	44,309	—	44,309	—	44,309
Emerging Markets Portfolio	8,043	—	8,043	—	8,043
Core Fixed Income Portfolio	10,056	3,067	13,123	—	13,123
Fixed Opportunity Portfolio	34,593	—	34,593	—	34,593
U.S. Government Fixed Income Portfolio	1,663	—	1,663	—	1,663
U.S. Corporate Fixed Income Portfolio	3,240	—	3,240	—	3,240
U.S. Mortgage/ Asset Backed Fixed Income Portfolio	2,025	—	2,025	—	2,025
Short-Term Municipal Portfolio	—	42	42	780	822
Intermediate Municipal Portfolio	240	—	240	18,106	18,346
Intermediate Municipal II Portfolio	—	—	—	953	953

*	Total distributions paid may differ from those shown in the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid. Certain Portfolios may utilize equalization accounting for tax

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012 purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

Amounts designated as “—” are $0 or have been rounded to $0.

C.  Components of Accumulated Earnings

As of June 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts
in thousands):

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings/ (Deficit)
Value Portfolio	$316	$—	$316	$—	$(221,000)	$30,662	$(190,022)
Institutional Value Portfolio	3,979	31,910	35,889	—	—	40,460	76,349
Growth Portfolio	489	—	489	—	(131,510)	156,629	25,608
Institutional Growth Portfolio	2,382	108,231	110,613	—	—	143,359	253,972
Small Cap Portfolio	130	—	130	—	(67,268)	14,250	(52,888)
Institutional Small Cap Portfolio	186	—	186	—	(13,835)	22,147	8,498
Real Estate Portfolio	—	17,571	17,571	—	—	23,686	41,257
International Portfolio	2,646	—	2,646	—	(90,016)	68,099	(19,271)
Institutional International Portfolio	4,216	1,530	5,746	—	—	(5,059)	687
Emerging Markets Portfolio	6,321	—	6,321	—	(13,061)	(16,021)	(22,761)
Core Fixed Income Portfolio	1,105	382	1,487	(276)	—	3,773	4,984
Fixed Opportunity Portfolio	2,603	—	2,603	—	(7,674)	13,039	7,968
U.S. Government Fixed Income Portfolio	1,583	2,891	4,474	(288)	—	10,643	14,829
U.S. Corporate Fixed Income Portfolio	2,003	1,086	3,089	(597)	—	11,289	13,781
U.S. Mortgage/ Asset Backed Fixed Income Portfolio	942	—	942	(791)	(820)	7,172	6,503
Short-Term Municipal Portfolio	44	223	267	(38)	—	680	909
Intermediate Municipal Portfolio	1,711	—	1,711	(1,261)	(25,006)	25,275	719
Intermediate Municipal II Portfolio	168	188	356	(136)	—	3,733	3,953

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012

D.  Capital Loss Carryforwards

As of their tax year ended June 30, 2012, the following Portfolios had capital loss carryforwards (“CLCFs”) as summarized below (amounts in thousands):

CLCFs subject to expiration:

Portfolio	Expires 2017	Expires 2018	Expires 2019	Total
Value Portfolio	$33,411	$187,589	$—	$221,000
Growth Portfolio	15,827	115,683	—	131,510
Small Cap Portfolio	23,737	42,558	—	66,295
Institutional Small Cap Portfolio	—	12,873	—	12,873
International Portfolio	—	83,328	—	83,328
Fixed Income Opportunity Portfolio	7,674	—	—	7,674
Intermediate Municipal Portfolio	—	15,293	9,713	25,006

CLCFs not subject to expiration:

Portfolio	Short-Term Amount	Long-Term Amount	Total
Emerging Markets Portfolio	$3,708	$—	$3,708

CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. During the year ended June 30, 2012, the Portfolios utilized CLCFs as follows (amounts in thousands):

Portfolio	Amount
Value Portfolio	$14,623
Growth Portfolio	94,445
Institutional Growth Portfolio	13,304
Small Cap Portfolio	5,767
Institutional Small Cap Portfolio	5,064
International Portfolio	47,177
Fixed Income Opportunity Portfolio	6,621
Intermediate Municipal Portfolio	6,672

E.  Deferred Losses

Under current tax law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. The following Portfolios had deferred losses, which will be treated as arising on the first day of the fiscal year ending June 30, 2013 (amounts in thousands):

Portfolio	Post-October Capital Losses
Small Cap Portfolio	$973
Institutional Small Cap Portfolio	962
International Portfolio	6,688
Emerging Markets Portfolio	9,353
U.S. Mortgage/Asset Backed Portfolio	820

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2012

F.  Commodity Portfolio Tax Information

The Commodity Portfolio has a tax year end of December 31.

The Commodity Portfolio’s tax cost of securities as of December 31, 2012 was $713,342, resulting in accumulated net unrealized appreciation of $53,016 consisting of $72,052 in gross unrealized appreciation and $19,036 in gross unrealized depreciation.

The tax characteristics of distributions paid during the tax years ended December 31, 2012 and December 31, 2011 were as follows (amounts in thousands):

Year Ended December 31, 2012	Distributions Paid From:		Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
	Ordinary Income	Net Long Term Gains
Commodity Portfolio	$7,499	$—	$7,499	$—	$7,499

Year Ended December 31, 2011
Commodity Portfolio	$8,099	$—	$8,099	$—	$8,099

*	Total distributions paid may differ from those shown in the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid. The Portfolio may utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

Amounts designated as “—” are $0 or have been rounded to $0.

As of December 31, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Commodity Portfolio	$75	$—	$75	$—	$(32,882)	$52,998	$20,191

Amounts designated as “—” are $0 or have been rounded to $0.

At December 31, 2012, the Commodity Portfolio had CLCFs (not subject to expiration) to offset future capital gains, if any, as summarized in the table below (amounts in thousands):

Short-Term Capital Loss	Long-Term Capital Loss	Total
$21,076	$7,555	$28,631

At December 31, 2012, the Commodity Portfolio had deferred losses, which will be treated as arising on the first day of the fiscal year ending June 30, 2013.

Portfolio	Post-October Capital Losses
Commodity Portfolio	$4,128

Portfolio	Post-October Currency Losses
Commodity Portfolio	$123

HC CAPITAL TRUST
Notes to Financial Statements (concluded) — December 31, 2012

6.  RISK CONSIDERATIONS.

Market Risk — Each Portfolio bears a basic risk that the value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

Credit Risk — Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region.

Foreign Investment Risk — Investments in securities issued by non-U.S. companies and non-U.S. governments and their agencies may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. In addition, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

Concentration Risk — Concentration risk is the risk that results from a lack of diversification. The Real Estate Portfolio and Commodity Portfolio concentrate their investments in real estate securities and commodity-related industries, respectively, which may present greater risks of loss than if the Portfolios were more broadly diversified over numerous unrelated industries.

Commodity-Related Derivatives Risk — The Commodity Portfolio, through its investment in its subsidiaries, will hold commodity-related derivatives. Commodity-related derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-related derivative typically is based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-related derivatives may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-related derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-related derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-related derivatives, and there can be no assurance that one will develop.

7.  SUBSEQUENT EVENTS.  Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no additional disclosures or adjustments were required to the financial statements as of December 31, 2012.

Effective January 7, 2013, the investment advisory relationship between the Trust and BlackRock Financial Management, Inc. (“BlackRock”) with respect to The Core Fixed Income Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio has been terminated. The Board of Trustees (the “Board”) for the Trust approved the engagement of Mellon Capital Management Corporation (“Mellon Capital”) as an additional investment advisory organization (“Specialist Manager”) to manage a portion of the assets of The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio of the Trust beginning on January 8, 2013.

HC CAPITAL TRUST
Additional Information — December 31, 2012 (Unaudited)

1.  SECURITY PROXY VOTING.  A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is contained in the Statement of Additional Information. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve months ended June 30, is available without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

2. EXPENSE EXAMPLE.  As a shareholder of the Trust, you incur ongoing costs, including management fees and other Portfolio expenses. This example (as set forth in the table below) is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 through December 31, 2012.

Actual Expenses:  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The table below provides information about hypothetical account values and hypothetical expenses based on each of the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2012 (Unaudited)

			Beginning Account Value, July 1, 2012	Ending Account Value, December 31, 2012	Expenses Paid During Period[2]	Annualized Expense Ratio
Value Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,069.00	$1.36	0.26%
		Hypothetical[1]	$1,000.00	$1,023.89	$1.33	0.26%
	HC Advisors Shares	Actual	$1,000.00	$1,068.20	$1.36	0.26%
		Hypothetical[1]	$1,000.00	$1,023.89	$1.33	0.26%
Institutional Value Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,069.30	$1.41	0.27%
		Hypothetical[1]	$1,000.00	$1,023.84	$1.38	0.27%
	HC Advisors Shares	Actual	$1,000.00	$1,069.30	$1.41	0.27%
		Hypothetical[1]	$1,000.00	$1,023.84	$1.38	0.27%
Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,045.70	$1.44	0.28%
		Hypothetical[1]	$1,000.00	$1,023.79	$1.43	0.28%
	HC Advisors Shares	Actual	$1,000.00	$1,045.70	$1.44	0.28%
		Hypothetical[1]	$1,000.00	$1,023.79	$1.43	0.28%
Institutional Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,050.70	$1.34	0.26%
		Hypothetical[1]	$1,000.00	$1,023.89	$1.33	0.26%
	HC Advisors Shares	Actual	$1,000.00	$1,051.40	$1.34	0.26%
		Hypothetical[1]	$1,000.00	$1,023.89	$1.33	0.26%
Small Cap Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,072.50	$2.93	0.56%
		Hypothetical[1]	$1,000.00	$1,022.38	$2.85	0.56%
	HC Advisors Shares	Actual	$1,000.00	$1,073.30	$2.93	0.56%
		Hypothetical[1]	$1,000.00	$1,022.38	$2.85	0.56%
Institutional Small Cap Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,066.00	$3.59	0.69%
		Hypothetical[1]	$1,000.00	$1,021.73	$3.52	0.69%
	HC Advisors Shares	Actual	$1,000.00	$1,065.20	$3.59	0.69%
		Hypothetical[1]	$1,000.00	$1,021.73	$3.52	0.69%
Real Estate Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,032.30	$4.41	0.86%
		Hypothetical[1]	$1,000.00	$1,020.87	$4.38	0.86%
	HC Advisors Shares	Actual	$1,000.00	$1,032.30	$4.41	0.86%
		Hypothetical[1]	$1,000.00	$1,020.87	$4.38	0.86%
Commodity Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,092.10	$3.27	0.62%
		Hypothetical[1]	$1,000.00	$1,022.08	$3.16	0.62%
	HC Advisors Shares	Actual	$1,000.00	$1,092.10	$3.27	0.62%
		Hypothetical[1]	$1,000.00	$1,022.08	$3.16	0.62%
International Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,142.80	$2.21	0.41%
		Hypothetical[1]	$1,000.00	$1,023.14	$2.09	0.41%
	HC Advisors Shares	Actual	$1,000.00	$1,142.70	$2.21	0.41%
		Hypothetical[1]	$1,000.00	$1,023.14	$2.09	0.41%
Institutional International Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,145.20	$2.27	0.42%
		Hypothetical[1]	$1,000.00	$1,023.09	$2.14	0.42%
	HC Advisors Shares	Actual	$1,000.00	$1,146.40	$2.27	0.42%
		Hypothetical[1]	$1,000.00	$1,023.09	$2.14	0.42%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2012 (Unaudited)

			Beginning Account Value, July 1, 2012	Ending Account Value, December 31, 2012	Expenses Paid During Period[2]	Annualized Expense Ratio
Emerging Markets Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,129.30	$4.19	0.78%
		Hypothetical[1]	$1,000.00	$1,021.27	$3.97	0.78%
	HC Advisors Shares	Actual	$1,000.00	$1,129.30	$4.19	0.78%
		Hypothetical[1]	$1,000.00	$1,021.27	$3.97	0.78%
Core Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,019.70	$1.48	0.29%
		Hypothetical[1]	$1,000.00	$1,023.74	$1.48	0.29%
	HC Advisors Shares	Actual	$1,000.00	$1,019.70	$1.48	0.29%
		Hypothetical[1]	$1,000.00	$1,023.74	$1.48	0.29%
Fixed Opportunity Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,083.20	$2.36	0.45%
		Hypothetical[1]	$1,000.00	$1,022.94	$2.29	0.45%
	HC Advisors Shares	Actual	$1,000.00	$1,083.30	$2.36	0.45%
		Hypothetical[1]	$1,000.00	$1,022.94	$2.29	0.45%
U.S. Government Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,004.50	$1.01	0.20%
		Hypothetical[1]	$1,000.00	$1,024.20	$1.02	0.20%
U.S. Corporate Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,041.40	$1.75	0.34%
		Hypothetical[1]	$1,000.00	$1,023.49	$1.73	0.34%
U.S. Mortgage/Asset Backed Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,011.30	$1.47	0.29%
		Hypothetical[1]	$1,000.00	$1,023.74	$1.48	0.29%
Short-Term Municipal Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,004.50	$1.31	0.26%
		Hypothetical[1]	$1,000.00	$1,023.89	$1.33	0.26%
Intermediate Municipal Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,027.80	$1.43	0.28%
		Hypothetical[1]	$1,000.00	$1,023.79	$1.43	0.28%
	HC Advisors Shares	Actual	$1,000.00	$1,027.80	$1.43	0.28%
		Hypothetical[1]	$1,000.00	$1,023.79	$1.43	0.28%
Intermediate Muni II	HC Strategic Shares	Actual	$1,000.00	$1,015.60	$1.27	0.25%
		Hypothetical[1]	$1,000.00	$1,023.95	$1.28	0.25%
	HC Advisors Shares	Actual	$1,000.00	$1,015.60	$1.27	0.25%
		Hypothetical[1]	$1,000.00	$1,023.95	$1.28	0.25%

1	Represents the hypothetical 5% annual return before expenses.
2	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2012 (Unaudited)

3.  ADDITIONAL FEDERAL INCOME TAX INFORMATION

A.  Dividends Received Deduction.  For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ended December 31, 2012, qualify for the corporate dividend received deduction for the following Portfolio:

Portfolio	Dividends Received Deduction
Commodity Portfolio	41.52%

B.  Qualified Dividends.  For the fiscal year ended December 31, 2012, under current tax law, the following dividends paid may be subject to a maximum tax rate of 15%.

Portfolio	Dividends Paid
Commodity Portfolio	100.00%

The Portfolios intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2012 Form 1099-DIV.

4.  ACCESS TO QUARTERLY HOLDINGS

A complete schedule of each Portfolio’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the SEC on Form N-Q and is available on the SEC’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2012 (Unaudited)

5.  ADDITIONAL PORTFOLIO HOLDINGS INFORMATION

The following tables reflect the percentage of the total investments of each Portfolio attributable to the indicated industry sector, type of security or geographic region, as appropriate for the indicated Portfolio.

Value Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	10.9%
Consumer Staples	11.2%
Energy	9.4%
Financials	18.8%
Health Care	12.7%
Industrials	13.3%
Information Technology	10.9%
Materials	6.4%
Telecommunication Services	3.3%
Utilities	2.3%
Other	0.8%
Total	100.0%

Institutional Value Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	10.7%
Consumer Staples	11.3%
Energy	9.4%
Financials	18.8%
Health Care	12.5%
Industrials	13.5%
Information Technology	11.0%
Materials	6.5%
Telecommunication Services	3.3%
Utilities	2.3%
Other	0.7%
Total	100.0%

Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	13.5%
Consumer Staples	16.2%
Energy	6.4%
Financials	3.5%
Health Care	18.1%
Industrials	7.6%
Information Technology	30.2%
Materials	4.1%
Telecommunication Services	0.2%
Other	0.2%
Total	100.0%

Institutional Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	10.4%
Consumer Staples	14.1%
Energy	5.5%
Financials	3.9%
Health Care	15.0%
Industrials	6.6%
Information Technology	24.0%
Materials	2.6%
Telecommunication Services	0.1%
Other	17.8%
Total	100.0%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2012 (Unaudited)

Small Cap Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	13.5%
Consumer Staples	2.2%
Energy	5.5%
Financials	18.3%
Health Care	11.4%
Industrials	21.7%
Information Technology	17.5%
Materials	5.3%
Telecommunication Services	1.0%
Utilities	1.8%
Other	1.8%
Total	100.0%

Institutional Small Cap Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	14.7%
Consumer Staples	2.0%
Energy	5.1%
Financials	18.2%
Health Care	9.9%
Industrials	21.4%
Information Technology	19.1%
Materials	5.1%
Telecommunication Services	0.8%
Utilities	1.8%
Other	1.9%
Total	100.0%

Real Estate Portfolio

Security Allocation	Percentage of Value
Diversified Real Estate Activities	1.5%
Diversified Real Estate Investment Trusts	4.8%
Hotels, Resorts & Cruise Lines	5.6%
Industrial Real Estate Investment Trusts	3.3%
Office Real Estate Investment Trusts	9.8%
Real Estate Operating Companies	3.7%
Residential Real Estate Investment Trusts	19.5%
Retail Real Estate Investment Trusts	23.0%
Specialized Real Estate Investment Trusts	27.5%
Other	1.3%
Total	100.0%

Commodity Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	0.1%
Energy	43.2%
Financials	1.8%
Industrials	0.6%
Materials	29.6%
Utilities	0.5%
Other	24.2%
Total	100.0%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2012 (Unaudited)

International Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	11.8%
Consumer Staples	12.6%
Energy	8.7%
Financials	20.1%
Health Care	8.8%
Industrials	15.7%
Information Technology	6.3%
Materials	8.4%
Telecommunication Services	4.7%
Utilities	2.1%
Other	0.8%
Total	100.0%

Institutional International Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	11.6%
Consumer Staples	12.3%
Energy	8.6%
Financials	20.7%
Health Care	9.2%
Industrials	15.5%
Information Technology	6.2%
Materials	8.3%
Telecommunication Services	4.6%
Utilities	2.4%
Other	0.6%
Total	100.0%

Emerging Markets Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	5.6%
Consumer Staples	5.2%
Energy	15.8%
Financials	26.6%
Health Care	1.2%
Industrials	7.5%
Information Technology	11.4%
Materials	11.2%
Telecommunication Services	8.2%
Utilities	3.7%
Other	3.6%
Total	100.0%

Core Fixed Income Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	2.8%
Consumer Staples	2.1%
Energy	4.7%
Financials	12.0%
Health Care	1.4%
Industrials	1.5%
Information Technology	2.4%
Materials	1.7%
Telecommunication Services	1.7%
Utilities	1.0%
Other	68.7%
Total	100.0%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2012 (Unaudited)

Fixed Opportunity Portfolio

Security Allocation	Percentageof Value
Aerospace/Defense/Airlines	2.9%
Banking	1.0%
Chemicals	1.8%
Consumer Products/Textiles	1.5%
Energy	17.8%
Financial	10.3%
Food/Drug/Restaurants	1.9%
Forest Products/Containers	1.2%
Gaming/Leisure	2.9%
Healthcare	7.2%
Housing/Building Materials	3.0%
Industrials	1.8%
Information Technology	6.8%
Manufacturing/Capital Goods	3.8%
Metals/Minerals	4.0%
Real Estate Investment Trusts	1.5%
Retail	2.4%
Services/Environmental/Other	2.5%
Telecom ex wireless	13.8%
Transportation	1.3%
Wireless	3.8%
Utilities	3.6%
Other	3.2%
Total	100.0%

U.S. Government Fixed Income Portfolio

Security Allocation	Percentage of Value
Treasury	88.3%
Agency	11.2%
Corporate	0.1%
Time Deposits	0.4%
Total	100.0%

U.S. Corporate Fixed Income Portfolio

Security Allocation	Percentage of Value
Aerospace/Defense/Airlines	0.7%
Banking	6.8%
Chemicals	0.0%
Communications	11.6%
Energy	14.7%
Financial	19.1%
Health Care	4.2%
Insurance	6.1%
Manufacturing/Capital Goods	6.9%
Metals/Mining	5.5%
Real Estate Investment Trusts	4.3%
Retail	7.6%
Technology	6.0%
Utilities	3.1%
Other	3.4%
Total	100.0%

U.S. Mortgage/Asset Backed Fixed Income Portfolio

Security Allocation	Percentage of Value
Treasury	6.4%
Agency	87.3%
Mortgage	5.4%
Asset Backed Securities	0.8%
Cash/Other	0.1%
Total	100.0%

Short-Term Municipal Portfolio

Security Allocation	Percentage of Value
Cash & Equivalents	7.3%
General Obligation	42.1%
Other Revenue	16.1%
Sales Tax Revenue	4.2%
Toll Road	1.7%
Transportation	7.6%
University	7.2%
Utilities	9.5%
Water/Sewer Revenue	4.3%
Total	100.0%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2012 (Unaudited)

Intermediate Municipal Portfolio

Security Allocation	Percentage of Value
Cash & Equivalents	0.9%
General Obligation	25.3%
Lease Revenue	0.9%
Other Revenue	36.1%
Sales Tax Revenue	5.6%
Toll Road	2.6%
Transportation	1.9%
University	9.1%
Utilities	5.8%
Water/Sewer Revenue	11.8%
Total	100.0%

Intermediate Municipal II Portfolio

Security Allocation	Percentage of Value
General Obligation	35.4%
Other Revenue	29.7%
Sales Tax Revenue	3.7%
Transportation	5.5%
University	3.1%
Utilities	5.0%
Water/Sewer Revenue	17.6%
Total	100.0%

6.  BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS

As of the date of this report, the Trust offered nineteen portfolios (“Portfolios”). The Trust’s investment adviser is HC Capital Solutions, an operating division of Hirtle Callaghan & Co. LLC (the “Adviser”), which provides overall investment management services with respect to the Trust and its Portfolios pursuant to the terms of two separate agreements with the Trust (“HC Contracts”). The Trust has also entered into separate investment advisory agreements (each, a “Portfolio Management Agreement”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio’s assets allocated to it, including placing all orders for the purchase and sale of securities and other instruments. Thirteen of the Portfolios are currently managed by two or more Specialist Managers.1

During the six-month period covered by this report, the Trust’s Board approved continuation of several Portfolio Management Agreements. The Board also approved a new Portfolio Management Agreement with an existing Specialist Manager for an additional Portfolio and amended the terms of certain existing Portfolio Management Agreements. The Board’s actions are summarized below.

Continuation of Certain Portfolio Management Agreements.

During the six-month period covered by this report, the Trust’s Board approved the continuation of Portfolio Management Agreements (“Continuing Agreements”) with eleven of the Trust’s Specialist Managers, as follows:

Specialist Manager	Portfolio
Artisan Partners Limited Partnership	The International Equity Portfolio The Institutional International Equity Portfolio
The Boston Company Asset Management LLC	The Emerging Markets Portfolio
Capital Guardian Trust Company	The International Equity Portfolio The Institutional International Equity Portfolio

1	See Note 3 for details.

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2012 (Unaudited)

Specialist Manager	Portfolio
Causeway Capital Management LLC	The International Equity Portfolio The Institutional International Equity Portfolio
Cupps Capital Management, LLC	The Small Capitalization Equity Portfolio The Institutional Small Capitalization Equity Portfolio
Frontier Capital Management Company, LLC	The Small Capitalization Equity Portfolio The Institutional Small Capitalization Equity Portfolio
IronBridge Capital Management, L.P.	The Small Capitalization Equity Portfolio The Institutional Small Capitalization Equity Portfolio
Lazard Asset Management LLC	The Institutional International Equity Portfolio
Pzena Investment Management, LLC	The Small Capitalization Equity Portfolio The Institutional Small Capitalization Equity Portfolio
SSgA Funds Management, Inc.	The Value Equity Portfolio
The Institutional Value Equity Portfolio
The Growth Equity Portfolio
The Institutional Growth Equity Portfolio
The Small Capitalization Equity Portfolio
The Institutional Small Capitalization Equity Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Commodity Returns Strategy Portfolio
The Real Estate Securities Portfolio
The Emerging Markets Portfolio
Wellington Management Company, LLP	The Real Estate Securities Portfolio The Commodity Returns Strategy Portfolio

In approving the Continuing Agreements, the Board concluded that continuation of each of these agreements was in the best interests of the Trust and consistent with the expectations of shareholders of the respective Portfolios. While the Board did not identify any particular factor as controlling, the Board gave substantial weight to the fact that the Trust is designed primarily to serve as a vehicle through which the Adviser implements asset allocation strategies on behalf of its clients; that shares of the respective Portfolios are generally available only to such clients or clients of financial intermediaries that have contracted with the Adviser; and that the Adviser recommended that each of the Continuing Agreements be approved by the Board. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of similar funds (“peer funds”) managed by other investment advisory organizations.

In connection with its deliberations, the Board had before it information to the effect that the Specialist Managers are responsible only for day-to-day investment decisions for, and do not participate in the administration or distribution of shares of, the Portfolios. The Specialist Managers receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios for investment management services. The Board reviewed the services provided by the Specialist Managers, their relative performance, the experience of their investment personnel, their adherence to stated investment methodologies and related factors. In concluding that continuation of the respective agreements was appropriate, the Board did not rely upon any single factor, but balanced all of the relevant factors, including the nature and quality of the Specialist Managers’ services, comparative fund performance, comparative fund fee structures and economies of scale while giving considerable weight to the Adviser’s recommendations and its views with

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2012 (Unaudited)

respect to: (i) the success and future ability of the respective Portfolios to capture the desired asset class for that firm’s clients; and (ii) in the case of multi-manager Portfolios, the individual contribution of each Specialist Manager to this endeavor. Based on the foregoing, the Board concluded that the performance of the Specialist Managers was satisfactory and that continuation of such contracts was fair and reasonable and in the best interest of shareholders.

The Board also determined that the rate at which each of the Specialist Managers that serve the Portfolios to which the Continuing Agreements relate is compensated for its services is reasonable. In reaching this conclusion, the Board had before it certain information with respect to the costs incurred by each of the Specialist Managers in providing services to the Portfolios, the profitability of such managers, fees charged by such managers to other institutional clients and/or information on fees charged to peer funds for similar services. The Board did not specifically rely on such information, however, but instead gave substantial weight to information demonstrating that the rate at which these Specialist Managers are compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser, including, in several cases, negotiated fee waivers and scheduled breakpoints designed to recognize economies of scale in appropriate cases.

Approval of A New Portfolio Management Agreement.

The Board also approved one new portfolio management agreement (the “New Agreement”) relating to The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (the “Mortgage/Asset Backed Portfolio”) with Mellon Capital Management Corporation (“Mellon Capital”).

In approving the terms and conditions of the New Agreement, the Board determined that such approval was in the best interests of the Mortgage/Asset Backed Portfolio and consistent with the expectations of its shareholders. The Board was already familiar with Mellon Capital and its capabilities as a result of its ongoing service to two other Portfolios of the Trust. Additionally, during the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of peer funds; the Adviser’s recommendations with respect to Mellon Capital; and information relating to the anticipated profitability and revenues of Mellon Capital and related factors. While the Board found this information to be useful as an indication of the range of fees and services in the peer funds, the Board did not consider such comparisons to be a dispositive factor. Rather, the Board based its findings on the specific facts and circumstances of the Trust, including the facts that: the Trust’s Portfolios are designed to serve as vehicles for executing selected investment strategies; and all of the Trust’s shareholders are clients of the Adviser or clients of financial intermediaries that have contracted with the Adviser.

Additionally, in approving the New Agreement, the Board had before it information to the effect that Mellon Capital would be responsible only for day-to-day investment decisions for the Mortgage/Asset Backed Portfolio and not for any administrative function and would receive limited, if any, benefit from its association with the Trust other than the fee paid to it by the Mortgage/Asset Backed Portfolio. The Board reviewed the services expected to be provided by Mellon Capital, its past performance with respect to similarly managed accounts, the experience of its investment personnel and related factors. The Board also noted that the fee to be paid to Mellon Capital under the New Agreement was lower than the fees currently being paid by the Mortgage/Asset Backed Portfolio to that portfolio’s then current Specialist Managers and that, as a result, the overall expenses of the Mortgage/Asset Backed Portfolio were likely to decrease to the extent that assets of the Mortgage/Asset Backed Portfolio are allocated to Mellon Capital. In concluding that approval of the New Agreement was appropriate, the Board did not rely upon any single factor, but balanced all of the relevant factors, including the anticipated nature and quality of Mellon Capital’s services, comparative fund performance, comparative fund fee structures and economies of scale while giving considerable weight to the Adviser’s recommendations and its views with respect to the ability of Mellon Capital to capture the desired asset classes for the Portfolio. Based on the foregoing, the Board concluded that the approval of the New Agreement was fair and reasonable and in the best interest of shareholders.

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2012 (Unaudited)

Approval of Amendments to Certain Portfolio Management Agreements.

The Board amended the terms of: the Portfolio Management Agreement between the Trust and Seix Investment Advisors, LLC (“Seix”) relating to The Fixed Income Opportunity Portfolio and the Portfolio Management Agreements between the Trust and Mellon Capital relating to The Core Fixed Income and U.S. Corporate Fixed Income Portfolios.

The amendments, each of which was recommended by the Adviser, lowered the fees paid by these Portfolios to Seix and Mellon Capital, respectively.

In connection with its deliberations with respect to the implementation of the amendments, the Board had before it information to the effect that each of the amendments would reduce the fees payable by each of the affected Portfolios, without changing or impairing the services to be provided to such Portfolio in any way. The Board also reviewed information with respect to each Specialist Manager’s services to the respective Portfolios and the role that the firm plays in multi-manager structure of each Portfolio. Based on all of the information presented, the Board concluded that such amendments were fair and reasonable.

OFFICERS AND AFFILIATED TRUSTEES.  The table below sets forth certain information about each of the Trust’s Affiliated Trustees, as well as its executive officers.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE**
Robert J. Zion* Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Age: 50	Trustee; President	Indefinite; Trustee since 4/30/07; President since 6/12/12	Mr. Zion is currently the Chief Operating Officer, Secretary and a Principal of the Adviser. He has been with the Adviser for more than the past five years.	19	None
Colette L. Bull Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Age: 42	Vice President & Treasurer	Indefinite; Since 6/12/12	Ms. Bull is currently a Vice President of the Adviser. She has been with the Adviser for more than the past five years.	19	None
Christopher Lewis Alaric Compliance Services, LLC 150 Broadway, Suite 302 New York, NY 10038 Age: 41	Chief Compliance Officer	Indefinite; Since 6/14/11	Mr. Lewis has been the General Counsel and a Director at Alaric since January 2009. Prior to that he was a Partner at Thacher Proffitt and Wood LLP from September 2004 through December 2008.	19	NA
Kristin Schantz Citi Fund Services 3435 Stelzer Road Columbus, OH 43219 Age: 32	Secretary	Indefinite; Since 12/10/09	Ms. Schantz is a Vice President at Citi Fund Services Ohio, Inc. She has been with Citi for more than the past five years.	19	NA

*	Mr. Zion may be deemed to be an “interested person,” of the Adviser as that term is defined by the Investment Company Act, as a result of his past or present positions with the Adviser or its affiliates.
**	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

HC CAPITAL TRUST
Additional Information (concluded) — December 31, 2012 (Unaudited)

INDEPENDENT TRUSTEES.  The following table sets forth certain information about the Independent Trustees.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE*
Jarrett Burt Kling Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Age: 68	Trustee	Indefinite; Since 7/20/95	For more than the past five years Mr. Kling has been a managing director of CBRE Clarion Securities, LLC, a registered investment adviser.	19	Old Mutual Advisors Funds I & II
Harvey G. Magarick Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Age: 73	Trustee	Indefinite; Since 7/01/04	Mr. Magarick is retired. Prior to June 3, 2004, he was a partner in the accounting firm of BDO Seidman, LLP.	19	Atlas Energy LP
R. Richard Williams Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Age: 67	Trustee	Indefinite; Since 7/15/99	Since 2000, Mr. Williams has been the owner of Seaboard Advisers (consulting services).	19	Franklin Square Energy and Power Fund
Richard W. Wortham, III Five Tower Bridge, 300 Barr Harbor Drive, West Conshohocken, PA 19428 Age: 74	Trustee	Indefinite; Since 7/20/95	Mr. Wortham is currently the President of The Wortham Foundation and has been a Trustee for more than the past five years.	19	Oncor Electric Delivery Company LLC

*	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

HC CAPITAL TRUST

Trustees

JARRETT B. KLING

HARVEY G. MAGARICK

RICHARD W. WORTHAM III

R. RICHARD WILLIAMS

ROBERT J. ZION*

*	“Interested Person” as that term is defined in the Investment Company Act of 1940.

Investment Adviser
HC Capital Solutions
Five Tower Bridge
300 Barr Harbor Drive, Suite 500
West Conshohocken, PA 19428

Administrator
Citi Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

Distributor
Unified Financial Securities, Inc.
2960 North Meridian Street
Suite 300
Indianapolis, IN 46208-4715

Counsel
Stradley Ronon Stevens & Young, LLP
One Logan Square
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7018

Montgomery, McCracken, Walker & Rhoads, LLP
123 South Broad Street
Philadelphia, PA 19109

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
41 South High Street
Suite 2500
Columbus, OH 43215

Custodian
State Street Bank and Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900

This report is for the information of the shareholders of HC Capital Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

2/13

Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

(b)(1) Not applicable.

(b)(2) Not applicable.

(b)(3) Not applicable.

(b)(4) Not applicable.

(b)(5) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HC Capital Trust

By (Signature and Title) /s/ Robert J. Zion

                            Robert J. Zion, Principal Executive Officer

Date: March 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Colette L. Bull

                          Colette L. Bull, Principal Financial Officer

Date: March 4, 2013

By (Signature and Title) /s/ Robert J. Zion

                           Robert J. Zion, Principal Executive Officer

Date: March 4, 2013